United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2004

Date of reporting period: 09/30/2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (94.80%)

Agriculture, Foods, & Beverage (10.16%)
Archer-Daniels-Midland Co.	237,550	$4,033,599
Campbell Soup Co.	31,300	822,877
Hershey Foods Corp.	22,600	1,055,646
Kellogg Co.	55,600	2,371,896
McCormick & Co. Inc.	57,700	1,981,418
Nestle SA ADR	59,400	3,401,214
Pepsico Inc.	73,900	3,595,235
Sara Lee Corp.	45,400	1,037,844
Sysco Corp.	71,100	2,127,312
The Coca-Cola Co.	89,500	3,584,475

		24,011,516

Banks (8.13%)
Bank of America Corp.	44,000	1,906,520
Bank of New York Inc.	1,800	52,506
Fifth Third Bancorp	25,800	1,269,876
M&T Bank Corp.	20,100	1,923,570
Northern Trust Corp.	27,900	1,138,320
Popular Inc. ADR	58,600	1,541,180
SouthTrust Corp.	58,800	2,449,608
SunTrust Banks Inc.	39,200	2,760,072
Wells Fargo & Co.	103,400	6,165,742

		19,207,394

Chemicals (3.17%)
Air Products & Chemicals Inc.	51,100	2,778,818
EI du Pont de Nemours and Co.	19,500	834,600
Sigma-Aldrich Corp.	48,800	2,830,400
The Dow Chemical Co.	23,100	1,043,658

		7,487,476

Computer Software & Services (8.58%)
Applied Materials Inc. (a)	105,700	1,742,993
Automatic Data Processing Inc.	53,800	2,223,016
Check Point Software Technologies Ltd. (a)	10,950	185,821
Electronic Data Systems Corp.	9,700	188,083
Intel Corp.	211,200	4,236,672
Intuit Inc. (a)	7,500	340,500
KLA Tencor Corp. (a)	8,400	348,432
Linear Technology Corp.	33,600	1,217,664
Microsoft Corp.	294,500	8,142,925
SAP AG	10,500	1,639,796

		20,265,902

Computers (4.13%)
Hewlett-Packard Co.	274,000	5,137,500
International Business Machines Corp.	54,000	4,629,960

		9,767,460

	Shares	Value
Common Stocks (Cont.)

Consumer & Marketing (4.60%)
AptarGroup Inc.	30,000	$1,319,100
Colgate-Palmolive Co.	39,500	1,784,610
The Gillette Co.	61,200	2,554,488
The Procter & Gamble Co.	76,800	4,156,416
Unilever NV ADR	18,300	1,057,740

		10,872,354

Electronic/Electrical Mfg. (4.87%)
Agilent Technologies Inc. (a)	27,400	591,018
Emerson Electric Co.	20,200	1,250,178
General Electric Co.	280,400	9,415,832
Texas Instruments Inc.	11,800	251,104

		11,508,132

Financial Services (4.33%)
American Express Co.	9,500	488,870
Citigroup Inc.	126,900	5,598,828
First Data Corp.	8,200	356,700
MBNA Corp.	82,000	2,066,400
Wachovia Corp.	36,800	1,727,760

		10,238,558

Health Care (12.60%)
Abbott Laboratories	66,300	2,808,468
Allergan Inc.	11,200	812,560
Amgen Inc. (a)	11,500	651,820
Baxter International Inc.	26,500	852,240
Beckman Coulter Inc.	2,000	112,240
Biomet Inc.	23,550	1,104,024
Bristol-Myers Squibb Co.	8,200	194,094
Eli Lilly & Co.	58,800	3,530,940
GlaxoSmithKline PLC ADR	3,300	144,309
Johnson & Johnson	131,800	7,424,294
Medtronic Inc.	19,800	1,027,620
Merck & Co. Inc.	73,600	2,428,800
Novartis AG-ADR	14,900	695,383
Pfizer Inc.	222,580	6,810,948
Teva Pharmaceutical Industries Ltd.	31,200	809,640
Wyeth	9,600	359,040

		29,766,420

Machinery & Manufacturing (4.26%)
3M Co.	39,000	3,118,830
Caterpillar Inc.	47,800	3,845,510
Illinois Tool Works Inc.	33,300	3,102,561

		10,066,901

Media & Broadcasting (2.92%)
Lee Enterprises Inc. Class B (b)	3,800	176,092
Reuters Group PLC ADR	16,400	557,928
The Walt Disney Co.	137,500	3,100,625

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Media & Broadcasting (Cont.)
Viacom Inc. Class B	91,100	$3,057,316

		6,891,961

Mining & Metals (3.00%)
BHP Billiton Plc	197,010	2,075,966
Newmont Mining Corp. Holding Co.	9,600	437,088
Nucor Corp.	23,200	2,119,784
Rio Tinto PLC ADR	22,700	2,466,355

		7,099,193

Oil & Gas (14.00%)
Anadarko Petroleum Corp.	25,800	1,712,088
Baker Hughes Inc.	12,600	550,872
BG Group PLC	334,600	2,249,479
BP Amoco PLC ADR	113,100	6,506,643
ChevronTexaco Corp.	99,000	5,310,360
Devon Energy Corp.	18,400	1,306,584
Exxon Mobil Corp.	192,100	9,284,193
Murphy Oil Corp.	3,000	260,310
Royal Dutch Petroleum Co. ADR	65,700	3,390,120
Tidewater Inc.	16,500	537,075
Western Gas Resources Inc.	68,800	1,966,992

		33,074,716

Retailers (3.73%)
Home Depot Inc.	19,200	752,640
Wal-Mart Stores Inc.	136,400	7,256,480
Walgreen Co.	22,500	806,175

		8,815,295

Telecom & Telecom Equipment (5.37%)
ADC Telecommunications Inc. (a)	56,100	101,541
BellSouth Corp.	45,300	1,228,536
Cisco Systems Inc. (a)	140,700	2,546,670
Corning Inc. (a)	37,500	415,500
Lattice Semiconductor Corp. (a)	3,900	19,149
Motorola Inc.	87,400	1,576,696
Nokia Corp. ADR	116,500	1,598,380
SBC Communications Inc.	97,000	2,517,150
Verizon Communications	32,200	1,268,036
Vodafone Group PLC ADR	59,010	1,422,731

		12,694,389

Utilities & Energy (0.95%)
Duke Energy Corp.	98,100	2,245,509

Total Common Stocks
(cost $213,090,554)		224,013,176

	Shares or principal amount	Value
Short-term Investments (5.32%)
Household Finance Corp., 1.850%, 10/01/2004	$5,000,000	$5,000,000
JPMorgan Treasury Plus Money Market Fund	7,578,601	7,578,601

Total Short-term Investments
(cost $12,578,601)		12,578,601

TOTAL INVESTMENTS (100.12%)
(cost $225,669,155)		236,591,777
LIABILITIES, NET OF OTHER ASSETS (-0.12%)		(295,143)

NET ASSETS (100.00%)		$236,296,634

(a)	Non-income producing security.
(b)	Illiquid due to sales restrictions on Class B shares. At September 30, 2004, the value of this security amounted to $176,092 or 0.07% of net assets.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (97.26%)

Consumer Discretionary (20.37%)
ADVO Inc.	35,200	$1,089,088
Alloy Inc. (a)	46,200	175,098
Arbitron Inc. (a)	38,300	1,402,163
Beazer Homes USA Inc.	15,700	1,678,173
Blue Nile Inc. (a)	4,800	161,664
Boise Cascade Corp.	10,771	358,459
Borders Group Inc.	9,300	230,640
Borg Warner Inc.	4,600	199,134
California Pizza Kitchen Inc. (a)	59,200	1,293,520
Christopher & Banks Corp.	28,000	448,280
Emmis Communications Corp. (a)	10,000	180,600
Entercom Communications Corp. (a)	5,300	173,098
Four Seasons Hotels Inc.	6,200	397,420
Furniture Brands International Inc.	56,000	1,404,480
Gaiam Inc. (a)	10,900	65,073
Insight Communications Inc. (a)	63,000	554,400
Jarden Corp. (a)	23,300	850,217
Landry’s Restaurants Inc.	8,600	234,694
Libbey Inc.	19,500	364,650
Lithia Motors Inc.	25,700	546,382
Mediacom Communications Corp. (a)	52,000	339,560
NetFlix.com Inc. (a)	21,000	323,820
Orient Express Hotels Ltd. Class A	43,700	714,058
Petco Animal Supplies Inc. (a)	24,000	783,840
PF Chang’s China Bistro Inc. (a)	14,600	707,954
Proquest Co. (a)	8,300	213,310
Radio One Inc. Class A (a)	4,000	57,160
Radio One Inc. Class D (a)	40,200	572,046
Reader’s Digest Association Inc.	64,400	939,596
Ruby Tuesday Inc.	30,400	847,248
Six Flags Inc. (a)	129,300	703,392
Sports Authority Inc. (a)	7,100	164,720
Station Casinos Inc.	13,700	671,848
Steiner Leisure Ltd. (a)	20,500	453,050
ValueVision Media Inc. Class A (a)	42,100	563,719
Warnaco Group Inc. (a)	49,100	1,091,493
World Wrestling Entertainment	11,400	139,308

		21,093,355

Consumer Staples (2.62%)
Central Garden & Pet Co. (a)	6,800	208,216
Corn Products International Inc.	4,100	189,010
Fresh Del Monte Produce	7,400	184,334
Interstate Bakeries Corp.	80,200	312,780
Performance Food Group Co. (a)	37,800	895,860
Robert Mondavi Corp. (a)	12,600	493,542
Tootsie Roll Industries Inc.	8,238	240,714
WD-40 Co.	6,600	188,760

		2,713,216

	Shares	Value
Common Stocks (Cont.)

Energy (5.01%)
Cabot Oil & Gas Corp.	7,400	$332,260
Delta Petroleum Corp. (a)	35,000	456,400
Helmerich & Payne Inc.	37,000	1,061,530
Hydril (a)	20,400	876,180
Key Energy Services Inc. (a)	17,000	187,850
Newpark Resources Inc. (a)	134,800	808,800
San Juan Basin Royalty Trust	29,000	884,790
SEACOR Holdings Inc. (a)	3,200	149,600
Spinnaker Exploration Co. (a)	5,500	192,720
St. Mary Land & Exploration Co.	5,900	234,879

		5,185,009

Financial Services (17.79%)
American Capital Strategies Ltd.	28,500	893,190
American Financial Realty Trust	10,500	148,155
AmeriCredit Corp. (a)	55,500	1,158,840
Annaly Mortgage Management Inc.	34,100	584,133
Anthracite Capital Inc.	50,100	557,112
Citizens Banking Corp. Michigan	42,000	1,367,940
Endurance Specialty Holdings Ltd.	13,500	434,025
First American Corp.	18,000	554,940
First Community Bancorp CA	1,000	41,000
First Midwest Bancorp Inc.	13,000	449,280
Firstfed Financial Corp. (a)	7,500	366,600
Franklin Bank Corp. (a)	11,600	197,780
Fulton Financial Corp.	16,495	352,993
Gramercy Capital Corp. (a)	17,500	273,000
Greater Bay Bancorp	14,000	402,500
Harbor Florida Bancshares Inc.	16,000	497,600
Luminent Mortgage Capital, Inc.	11,100	140,748
Max Re Capital Ltd.	17,700	354,000
Medallion Financial Corp.	24,000	217,200
Meristar Hospitality Corp. Inc. (a)	42,100	229,445
MFA Mortgage Investments Inc.	52,000	478,920
National Financial Partners Corp.	30,100	1,076,978
Pan Pacific Retail Properties Inc.	5,900	319,190
Philadelphia Consolidated Holding Corp. (a)	3,700	203,944
Placer Sierra Bancshares (a)	16,800	352,800
Provident Bankshares Corp.	33,518	1,124,529
Silicon Valley Bancshares (a)	6,600	245,322
SL Green Realty Corp.	35,100	1,818,531
Sterling Bancshares Inc.	32,300	434,435
Trammell Crow Co. (a)	58,400	918,048
Umpqua Holdings Corp.	35,500	800,880
WR Berkley Corp.	16,875	711,450
Zenith National Insurance Corp.	17,000	719,270

		18,424,778

Health Care (9.82%)
Advisory Board Co. (a)	9,800	329,280

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Alnylam Pharmaceuticals Inc. (a)	5,400	$31,099
American Healthways Inc. (a)	8,000	232,880
American Pharmaceutical Partners (a)	7,500	206,775
AMN Healthcare Services Inc. (a)	42,037	502,342
Amylin Pharmaceuticals Inc. (a)	49,800	1,021,896
AtheroGenics Inc. (a)	40,800	1,344,360
Cell Therapeutics Inc. (a)	22,100	151,606
ChromaVision Medical Systems Inc. (a)	35,600	31,684
CTI Molecular Imaging Inc. (a)	72,000	581,040
Cytokinetics Inc. (a)	7,900	105,070
Eyetech Pharmaceuticals Inc. (a)	4,700	159,753
Illumina Inc. (a)	48,900	288,999
Inspire Pharmaceuticals Inc. (a)	34,500	542,685
Kendle International Inc. (a)	10,000	52,900
Lifepoint Hospitals Inc. (a)	17,900	537,179
NPS Pharmaceuticals Inc. (a)	11,300	246,114
Protein Design Labs Inc. (a)	22,100	432,718
Qiagen N. V. ADR (a)	47,800	547,310
Renovis Inc. (a)	29,200	233,892
SonoSite Inc. (a)	5,500	143,275
Vicuron Pharmaceuticals Inc. (a)	42,900	629,772
VistaCare Inc. (a)	35,100	537,381
Wilson Greatbatch Technologies (a)	23,100	413,259
Wright Medical Group, Inc. (a)	34,600	869,152

		10,172,421

Industrials (10.83%)
Actuant Corp. (a)	28,500	1,174,485
Alaska Air Group Inc. (a)	37,700	934,206
Albany International Corp.	10,000	298,100
ANC Rental Corp. (a) (b)	36,400	4
Celadon Group Inc. (a)	18,200	346,710
Central Freight Lines Inc. (a)	40,000	240,400
Delta Air Lines Inc. (a)	205,600	676,424
Devry Inc. (a)	7,600	157,396
Exponent Inc. (a)	10,400	286,520
G&K Services Inc.	18,400	731,216
Kirby Corp. (a)	8,400	337,260
Laureate Education Inc. (a)	7,100	264,262
Moog Inc. (a)	6,450	234,135
Northwest Airlines Corp. (a)	65,300	536,113
Orbital Sciences Corp. (a)	83,700	955,854
Pacer International Inc. (a)	26,300	431,320
Pinnacle Airlines Corp. (a)	57,800	583,780
Power-One Inc. (a)	60,400	391,392
Resources Connection Inc. (a)	5,900	222,902
School Speciality Inc. (a)	20,900	823,669
Tennant Co.	6,400	259,392
Tetra Tech Inc. (a)	28,500	361,095
United Stationers Inc. (a)	7,200	312,480
	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
West Corportation (a)	22,500	$655,425

		11,214,540

Materials & Processes (5.27%)
AptarGroup Inc.	33,200	1,459,804
Methanex Corp.	166,400	2,507,648
PH Glatfelter Co.	51,700	640,563
Scotts Co. (a)	13,300	853,195

		5,461,210

Technology (22.04%)
Advanced Energy Industries Inc. (a)	115,800	1,075,782
Alliance Fiber Optic Products Inc. (a)	138,300	107,874
Applied Micro Circuits Corp. (a)	60,000	187,800
Ariba Inc. (a)	14,066	131,376
Ascential Software Corp. (a)	14,200	191,274
ASM International NV (a)	33,200	440,896
Atheros Communications (a)	42,500	433,500
Benchmark Electronics Inc. (a)	27,300	813,540
Blackboard Inc. (a)	3,900	66,924
Brocade Communications Sys (a)	132,400	748,060
Callwave Inc. (a)	13,300	127,015
Captiva Software Corp. (a)	8,200	91,840
CNET Networks Inc. (a)	18,500	169,275
Credence Systems Corp. (a)	106,500	766,800
Cymer Inc. (a)	61,300	1,756,858
Dot Hill Systems Corp. (a)	103,200	827,664
Electro Scientific Industries Inc. (a)	33,200	576,020
Embarcadero Technologies (a)	13,300	112,518
Emcore Corp. (a)	104,300	204,428
Fairchild Semiconductor International (a)	49,600	702,832
FEI Co. (a)	29,700	586,872
Formfactor Inc. (a)	9,100	176,267
Gateway Inc. (a)	132,800	657,360
Helix Technology Corp.	12,900	175,376
Intergraph Corp. (a)	5,700	154,869
Ixia (a)	28,200	274,104
JAMDAT Mobile Inc. (a)	2,300	53,061
Kulicke & Soffa Industries Inc. (a)	67,900	383,635
LTX Corp. (a)	79,600	430,636
Macromedia Inc. (a)	33,900	680,712
MatrixOne Inc. (a)	62,800	317,768
MIPS Technologies Inc. (a)	101,100	576,270
MKS Instruments Inc. (a)	51,300	785,916
Netgear Inc. (a)	31,000	378,820
NetIQ Corp. (a)	27,800	297,460
Netlogic Microsystems Inc. (a)	19,300	127,187
Novatel Wireless Inc. (a)	21,400	502,900
Overland Storage Inc. (a)	38,300	535,817
Pinnacle Systems Inc. (a)	65,400	272,718

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Pixelworks Inc. (a)	53,600	$536,536
Plexus Corp. (a)	66,200	730,848
Polycom Inc. (a)	22,600	447,932
Power Integrations Inc. (a)	9,400	192,042
Quest Software Inc. (a)	25,700	285,784
Rudolph Technologies Inc. (a)	19,500	326,430
SCO Group Inc. (a)	38,800	148,992
Sigmatel Inc. (a)	9,500	201,495
Staktek Holdings Inc. (a)	600	2,340
Supportsoft Inc. (a)	38,000	370,120
SYNNEX Corp. (a)	19,600	346,920
TNS Inc. (a)	11,600	225,040
TranSwitch Corp. (a)	163,300	205,758
United Online Inc. (a)	76,200	733,044
Veeco Instruments Inc. (a)	49,100	1,029,627
Zygo Corp. (a)	13,900	140,807

		22,823,739

Telecommunication Services (0.53%)
Commonwealth Telephone Enterprises Inc. (a)	5,600	243,880
General Communication Inc. (a)	9,100	82,355
Hickory Tech Corp.	19,700	228,540

		554,775

Utilities (2.98%)
CMS Energy Corp. (a)	174,100	1,657,432
Energen Corp.	7,300	376,315
Southwest Gas Corp.	34,300	821,485
Westar Energy Inc.	11,300	228,260

		3,083,492

Total Common Stocks
(cost $96,541,841)		100,726,535

	Shares	Value
Short-term Investments (3.51%)
JPMorgan 100% US Treasury Securities Money Market Fund	1,000,000	$1,000,000
JPMorgan Treasury Plus Money Market Fund	2,639,844	2,639,844

Total Short-term Investments
(cost $3,639,844)		3,639,844

TOTAL INVESTMENTS (100.77%)
(cost $100,181,685)		104,366,379
LIABILITIES, NET OF OTHER ASSETS (-0.77%)		(798,846)

NET ASSETS (100.00%)		$103,567,533

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of this security amounted to $4 or less than 0.01% of net assets.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (95.35%)

Australia (2.57%)
Amcor Ltd.	18,400	$96,158
Australian & New Zealand Bank Group	16,700	231,190
BHP Billiton Ltd.	30,343	317,143
Brambles Industries Ltd.	8,500	43,802
Foster’s Group Ltd.	32,370	111,441
Insurance Australia Group	18,600	70,398
James Hardie Industries Ltd.	17,500	73,367
National Australia Bank Ltd.	9,559	187,714
Promina Group Ltd.	23,200	76,494
Rinker Group Ltd.	7,684	48,266
Wesfarmers Ltd.	6,200	144,405
WMC Resources Ltd.	24,400	95,191
Woolworths Ltd.	13,800	136,804

		1,632,373

Austria (0.22%)
Erste Bank Der Oester Spark	3,400	141,646

Belgium (0.41%)
SES Globel - FDR	13,000	126,909
UCB SA	2,500	133,283

		260,192

Canada (3.24%)
Alcan Inc.	8,100	388,481
Bombardier Inc. Class B (a)	8,400	19,397
Bombardier Inc. Class B	4,100	9,439
CAMECO Corp.	400	31,820
Great West Lifeco Inc.	2,400	96,746
INCO Ltd.	7,700	300,685
Manulife Financial Corp.	3,700	162,496
National Bank of Canada	3,200	111,288
Suncor Energy Inc.	4,800	153,728
Telus Corp.	6,900	134,012
Thompson Corp.	10,300	357,307
Thomson Corp.	8,500	295,743

		2,061,142

Denmark (0.44%)
Novo Nordisk AS	3,700	202,804
TDC AS	2,200	77,940

		280,744

Finland (0.55%)
Nokia OYJ	24,200	333,454
UPM-Kymene OYJ	700	13,345

		346,799

France (10.78%)
Accor SA	5,400	210,730
Air Liquide	2,873	451,252
	Shares	Value
Common Stocks (Cont.)

France (Cont.)
BNP Paribas	18,000	$1,164,010
Bouygues	20,800	781,180
Essilor International	3,300	212,376
France Telecom SA	5,500	137,206
Groupe Danone	4,600	362,111
L'Oreal	3,700	242,720
Michelin (CGDE) Class B	2,300	117,043
Renault SA	3,600	294,808
Sanofi-Aventis	28,516	2,071,010
Schneider Electric SA	4,600	297,755
Societe Generale Class A	2,200	194,934
Vivendi Universal SA (b)	12,200	312,997

		6,850,132

Germany (5.17%)
Allianz AG	3,500	352,952
Bayerische Hypo-Und Vereinsbank (b)	900	17,326
Bayerische Hypo-Und Vereinsbank (b)	13,100	251,861
Bayerische Motoren Werke AG	3,800	156,420
DaimlerChrysler AG	13,300	549,124
Deutsche Bank AG	2,800	201,508
Deutsche Boerse AG	4,516	228,687
E.On AG	3,900	288,092
Infineon Technologies AG (b)	14,300	146,180
Metro AG	2,600	116,175
Muenchener Rueckvers AG (a)	550	53,007
Muenchener Rueckvers AG	1,930	186,198
SAP AG	1,300	202,247
SAP AG Sponsored ADR	1,000	38,950
Siemans AG	6,750	497,027

		3,285,754

Hong Kong (1.65%)
Espirit Holdings Ltd. (a)	10,000	50,794
Espirit Holdings Ltd.	12,600	6,398
Hang Lung Properties Ltd.	75,000	110,617
Hang Seng Bank Ltd.	8,300	110,706
Johnson Electric Holdings	131,000	128,527
Li & Fung Ltd.	124,000	178,115
Shangri-La Asia Ltd.	118,000	127,122
Sun Hung Kai Properties	15,000	141,397
Swire Pacific Ltd. “A”	19,500	135,674

		1,046,938

Ireland (0.54%)
CRH PLC	10,925	259,499
Elan Corp. PLC (b)	3,700	86,580

		346,079

Italy (1.03%)
ENI SpA	19,200	430,743

See accompanying notes to schedules of investments

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
Unicredito Italiano SpA	44,200	$223,167

		653,910

Japan (21.57%)
Advantest Corp.	2,700	160,758
Aeon Co. Ltd.	15,000	241,887
Aeon Co. Ltd. WI (b)	15,000	239,433
Aiful Corp.	1,405	138,061
Canon Inc.	3,800	178,929
Dai Nippon Printing Co. Ltd.	7,000	93,791
East Japan Railway Co.	22	113,990
Fanuc Ltd.	4,900	258,340
Furukawa Electric Co. Ltd. (b)	24,000	94,246
Hirose Electric Co. Ltd.	2,800	255,795
Honda Motor Co. Ltd.	2,400	116,498
Hoya Corp.	2,600	272,975
Japan Airlines Corp. (b)	23,000	63,140
Kansai Electric Power	13,200	233,139
Keyence Corp.	600	126,425
Konica Minolta Holdings Inc.	20,000	273,975
Kyocera Corp.	1,700	119,762
Millea Holdings Inc.	34	438,869
Mitsubishi Corp.	21,000	227,352
Mitsubishi Estate Co. Ltd.	55,000	574,948
Mitsubishi Heavy Industries Ltd.	37,000	104,600
Mitsubishi Motor Corp. (b)	40,000	41,814
Mitsubishi Tokyo Financial	40	334,151
Mitsui Fudosan Co. Ltd.	24,000	250,014
Mitsui Sumitomo Insurance Co.	56,830	469,580
Mizuho Financial Group Inc.	23	86,556
Murata Manufacturing Co. Ltd.	2,700	130,079
NEC Corp.	92,000	551,114
Nikko Cordial Corp.	29,000	117,835
Nikon Corp.	15,000	141,533
Nintendo Co. Ltd.	2,400	294,082
Nissan Motor Co. Ltd.	53,000	578,129
Nitto Denko Corp.	3,600	165,912
Nomura Holdings Inc.	8,000	102,900
Omron Corp.	6,000	132,806
Orix Corp.	4,700	482,774
Rohm Co. Ltd.	2,300	231,652
Sankyo Co. Ltd.	18,600	393,946
Sekisui House Ltd.	32,000	306,009
Shimamura Co. Ltd.	1,200	80,065
Shionogi & Co. Ltd.	15,000	215,299
SMC Corp.	2,600	249,341
Softbank Corp.	2,600	120,771
Sompo Japan Insurance Inc.	16,000	135,842
Sony Corp.	5,100	174,311
Sumitomo Chemical Co. Ltd.	50,000	237,251
Sumitomo Mitsui Financial Gr	76	435,233
Suzuki Motor Corp.	26,000	426,125
	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Takeda Pharmaceutical Co. Ltd.	5,200	$236,342
TDK Corp.	1,800	120,098
Tokyo Electron Ltd.	9,300	453,968
Tokyo Gas Co. Ltd.	45,000	159,940
Tostem Inax Holding Corp.	7,000	128,216
Toyota Motor Corp.	11,900	456,486
UFJ Holdings Inc (b)	108	474,175
UNI Charm Corp.	2,400	119,116
Yamanouchi Pharmaceutical	4,000	129,443
Yamato Transport Co. Ltd.	16,000	220,634

		13,710,455

Netherlands (10.72%)
ABN Amro Holdings NV	40,120	912,547
Aegon NV	57,934	625,365
ASML Holding NV (b)	9,100	117,242
Heineken NV	28,762	867,027
ING Groep NV CVA	23,426	591,974
Koninkijke KPN NV	116,600	874,373
Numico NV (b)	3,500	111,601
Philips Electronics NV	5,100	116,953
Reed Elsevier NV	6,400	82,535
Royal Dutch Petroleum	33,400	1,722,508
Royal Dutch Petroleum Co. ADR	3,600	185,760
Stmicroelectronics NV	10,900	188,147
TNT Post Group	8,300	203,031
Unilever NV-CVA	700	40,322
VNU NV	6,932	178,447

		6,817,832

Norway (1.24%)
DNB Nor ASA	17,200	136,532
Norsk Hydro ASA	3,400	248,349
Norske Skogindustrier Class ASA	4,400	79,201
Statoil ASA	22,600	325,105

		789,187

Singapore (1.26%)
Singapore Telecommunications (a)	505,330	701,972
Venture Corp. Ltd.	10,000	97,952

		799,924

Spain (3.03%)
Banco Bilbao Vizcaya Argenta	58,000	799,187
Iberdrola SA	6,900	143,300
Inditex	21,900	541,974
Telefonica SA	29,671	444,631

		1,929,092

See accompanying notes to schedules of investments

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Sweden (1.11%)
ASSA Abloy AB Class B	10,700	$134,108
Ericsson LM Telephone Co. ADR	1,400	43,736
Ericsson LM Class B	34,000	105,542
ForeningsSparbanken	13,900	289,245
Scania AB Class B	4,000	135,431

		708,062

Switzerland (10.53%)
Adecco SA	2,880	143,405
CIE Fincance Richemont Class A	25,087	696,106
Credit Suisse Group (b)	9,891	316,553
Holcim Ltd.	15,310	809,672
Nestle SA	3,860	886,608
Novartis AG	28,770	1,344,749
Roche Holding AG	1,864	193,114
Serono SA Class B	228	141,178
Swiss Reinsurance	10,228	590,196
Swisscom AG	2,260	785,913
Syngenta AG (b)	1,752	167,440
Synthes Inc.	1,340	146,360
UBS AG	6,685	471,920

		6,693,214

United Kingdom (19.29%)
ARM Holdings PLC	35,400	53,564
Astrazeneca PLC	43,400	1,794,300
Astrazeneca PLC	1,100	45,148
BAE Systems PLC	31,400	127,883
Barclays PLC	13,200	126,775
BG Group PLC	139,000	934,482
BHP Billiton PLC	16,310	171,864
Brambles Industries PLC	18,000	83,746
Centrica PLC	28,400	129,174
Diageo PLC	31,900	398,861
GlaxoSmithKline PLC	4,500	97,120
HBOS PLC	33,300	450,158
HSBC Holdings PLC	44,000	699,253
Lloyds TSB Group PLC	15,900	124,325
National Grid Transco PLC	42,800	361,614
Pearson PLC	40,000	428,380
Prudential PLC	17,800	145,311
Reckitt Benckiser PLC	4,700	115,318
Reed Elsevier PLC	37,700	331,333
Rio Tinto PLC	8,200	220,808
Royal Bank of Scotland Group (a)	6,700	193,718
Royal Bank of Scotland Group	26,200	757,787
Shell Transport & Trading Co. PLC	14,800	108,751
Smiths Group PLC	36,000	484,048
Standard Chartered PLC	23,900	410,788
Unilever PLC	69,600	567,234
Vodafone Group PLC	1,035,300	2,481,099
Wolseley PLC	8,800	150,455
	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Xstrata PLC	16,250	$267,523

		12,260,820

Total Common Stocks
(cost $ 57,477,180)		60,614,295

Preferred Stocks (0.18%)
Australia (0.18%)
News Corp. Ltd. PFD	14,659	116,085

Total Preferred Stocks
(cost $ 118,527)		116,085

See accompanying notes to schedules of investments

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
Foreign Corporate Bonds (0.80%)
Cayman Islands (0.69%)
SMFG Finance (Cayman) Ltd. CV 2.250%, 07/11/2005	$24,000,000	$439,412

United Kingdom (0.11%)
Credit Suisse GP Finance CV 6.000%, 12/23/2005	68,000	65,316

Total Foreign Corporate Bonds
(cost $324,143)		504,728

Repurchase Agreement (3.41%)
IBT Repurchase Agreement, (c) 1.270% to be repurchased at $2,168,474 on 10/01/2004	2,168,397	2,168,397

Total Repurchase Agreement
(cost $2,168,397)		2,168,397

TOTAL INVESTMENTS (99.74%)
(cost $60,088,247)		63,403,505
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.26%)		166,735

NET ASSETS (100.00%)		$63,570,240

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to $1,018,888 or 1.6% of net assets.
(b)	Non-income producing security.
(c)	Repurchase agreement is fully collaterized by U.S. Treasury or Government Agency Securities.

Approximately 32.0% of the investment securities are denominated in the Euro, followed by 22.3% in the Japanese Yen, 16.5% in the British Pound, 10.7% in the Swiss Franc, 5.0% in the United States Dollar, 3.9% in the Swedish Krone, 2.8% in the Australian Dollar and 2.2% in the Canadian Dollar. The remaining investment securities representing 4.6% of total investments, are denominated in four currencies, each of which represents less than 1.8% of total investments.

INTERNATIONAL EQUITY FUND INDUSTRY CLASSES

Industry	Value	%
Banks	$8,100,808	12.7%
Communications	7,660,976	12.0
Health Care	7,309,768	11.5
Machinery, Manufacturing, & Construction	6,834,085	10.8
Mining & Refining	6,026,738	9.5
Consumer Goods & Services	5,753,261	9.1
Real Estate & Other Financial	4,266,675	6.7
Transportation	3,756,940	5.9
Agriculture, Foods, & Beverage	3,289,441	5.2
Retail	3,198,056	5.0
Insurance	3,145,990	4.9
Utilities & Energy	897,992	1.4
Chemicals	489,650	0.8

Total Stocks	60,730,380	95.5
Foreign Corporate Bonds	504,728	0.8
Short-term Investments	2,168,397	3.4
Cash and Other Assets, Net of Liabilities	166,735	0.3

Net Assets	$63,570,240	100.0%

See accompanying notes to schedules of investments

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Registered Investment Companies (99.68%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (40.10%)	5,893,136	$62,879,761
State Farm Mutual Fund Trust Equity Fund Institutional Shares (59.58%)	11,888,354	93,442,466

Total Registered Investment Companies
(cost $154,020,433)		156,322,227

TOTAL INVESTMENTS (99.68%)
(cost $154,020,433)		156,322,227
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.32%)		502,339

NET ASSETS (100.00%)		$156,824,566

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (36.99%)

Aerospace/Defense (0.63%)
Lockheed Martin Corp. 7.700%, 06/15/2008	$500,000	$568,945
General Dynamics Corp. 4.250%, 05/15/2013	1,000,000	973,915

		1,542,860

Agriculture, Foods, & Beverage (2.32%)
Coca-Cola Enterprises Inc. 2.500%, 09/15/2006	1,000,000	990,745
Bottling Group LLC 2.450%, 10/16/2006	500,000	494,689
General Mills Inc. 2.625%, 10/24/2006	500,000	492,771
Kellogg Co. 2.875%, 06/01/2008	500,000	490,222
Sara Lee Corp. 2.750%, 06/15/2008	1,000,000	978,388
ConAgra Inc. 7.875%, 09/15/2010	500,000	589,394
Kellogg Co. 6.600%, 04/01/2011	500,000	563,008
General Mills Inc. 6.000%, 02/15/2012	500,000	538,561
Bottling Group LLC 4.625%, 11/15/2012	500,000	505,202

		5,642,980

Automotive (1.88%)
Daimler Chrysler North America 6.400%, 05/15/2006	500,000	526,132
Toyota Motor Credit Corp. 2.875%, 08/01/2008	1,000,000	977,302
Ford Motor Credit Co. 5.625%, 10/01/2008	500,000	517,007
Goodyear Tire & Rubber Co. 7.857%, 08/15/2011	500,000	471,250
General Motors Acceptance Corp. 6.875%, 09/15/2011	500,000	524,512
General Motors Corp. 7.125%, 07/15/2013	500,000	521,944
Daimler Chrysler North America 6.500%, 11/15/2013	500,000	542,505
Ford Motor Co. 7.450%, 07/16/2031	500,000	490,265

		4,570,917

Banks (1.63%)
Wells Fargo & Co. 7.250%, 08/24/2005	500,000	520,121
JPMorgan Chase & Co. 3.625%, 05/01/2008	500,000	500,900

	Principal amount	Value
Corporate Bonds (Cont.)

Banks (Cont.)
Bank One Corp. 2.625%, 06/30/2008	$1,000,000	$964,328
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	986,941
4.250%, 10/01/2010	1,000,000	1,002,597

		3,974,887

Building Materials & Construction (1.05%)
Masco Corp. 6.750%, 03/15/2006	500,000	527,030
Hanson Australia Funding 5.250%, 03/15/2013	500,000	507,855
Leggett & Platt Inc. 4.700%, 04/01/2013	500,000	500,344
CRH America Inc. 5.300%, 10/15/2013	1,000,000	1,029,620

		2,564,849

Chemicals (1.30%)
Air Products & Chemicals Inc. 4.125%, 12/01/2010	1,000,000	999,482
EI du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	485,259
4.875%, 04/30/2014	500,000	509,368
PPG Industries Inc. 7.400%, 08/15/2019	500,000	594,813
The Dow Chemical Co. 7.375%, 11/01/2029	500,000	580,592

		3,169,514

Commercial Service/Supply (0.82%)
Pitney Bowes Inc. 4.625%, 10/01/2012	500,000	503,819
RR Donnelley & Sons Co. 4.950%, 04/01/2014	1,000,000	991,043
Pitney Bowes Inc. 4.875%, 08/15/2014	500,000	504,850

		1,999,712

Computers (0.42%)
Hewlett-Packard Co. 7.150%, 06/15/2005	500,000	516,397
International Business Machines Corp. 4.250%, 09/15/2009	500,000	511,405

		1,027,802

Consumer & Marketing (2.50%)
The Procter & Gamble Co. 4.000%, 04/30/2005	500,000	505,267
The Gillette Co. 4.000%, 06/30/2005	500,000	505,427

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
2.500%, 06/01/2008	$500,000	$487,529
The Procter & Gamble Co. 3.500%, 12/15/2008	500,000	499,619
Newell Rubbermaid Inc. 4.000%, 05/01/2010	500,000	486,289
Avery Dennison Corp. 4.875%, 01/15/2013	500,000	506,250
McDonald’s Corp. 4.125%, 06/01/2013	1,000,000	961,508
The Procter & Gamble Co. 4.950%, 08/15/2014	1,000,000	1,024,342
Kimberly Clark Corp. 6.250%, 07/15/2018	1,000,000	1,126,501

		6,102,732

Consumer Staples (0.21%)
Coca-Cola Bottling Co. 5.300%, 04/01/2015	500,000	501,993

Electronic/Electrical Mfg. (0.79%)
Raytheon Co. 6.550%, 03/15/2010	500,000	555,477
Emerson Electric Co. 7.125%, 08/15/2010	315,000	363,234
General Electric Co. 5.000%, 02/01/2013	500,000	514,221
Emerson Electric Co. 4.500%, 05/01/2013	500,000	496,825

		1,929,757

Financial Services (1.93%)
Household Finance Corp. 8.000%, 05/09/2005	500,000	516,825
Morgan Stanley Dean Witter & Co. 7.750%, 06/15/2005	500,000	518,521
General Electric Capital Corp. 6.800%, 11/01/2005	500,000	522,370
Caterpillar Financial Services Corp. 5.950%, 05/01/2006	500,000	523,829
Caterpillar Financial Services 2.700%, 07/15/2008	500,000	484,542
Caterpiller Financial Services 4.500%, 06/15/2009	500,000	513,556
Citigroup Inc.
5.125%, 05/05/2014	500,000	512,383
5.000%, 09/15/2014 (a)	590,000	590,734
Goldman Sachs Group Inc. 5.500%, 11/15/2014	500,000	515,668

		4,698,428

	Principal amount	Value
Corporate Bonds (Cont.)

Forest Products & Paper (1.08%)
MeadWestvaco Corp. 6.850%, 11/15/2004	$375,000	$376,462
International Paper Co. 6.750%, 09/01/2011	500,000	557,160
MeadWestvaco Corp. 6.850%, 04/01/2012	500,000	556,969
International Paper Co. 5.250%, 04/01/2016	500,000	490,705
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	640,191

		2,621,487

Health Care (4.77%)
Pfizer Inc. 3.625%, 11/01/2004	500,000	500,621
Merck & Co. Inc. 4.125%, 01/18/2005	500,000	502,739
Abbott Laboratories 6.400%, 12/01/2006	500,000	535,848
Bristol-Myers Squibb Co. 4.000%, 08/15/2008	1,000,000	1,013,389
Abbott Laboratories 3.500%, 02/17/2009	500,000	495,589
Hillenbrand Industries 4.500%, 06/15/2009	1,000,000	1,020,718
Merck & Co. Inc. 4.375%, 02/15/2013	500,000	496,386
Wyeth 5.500%, 03/15/2013	500,000	510,129
Becton Dickinson & Co. 4.550%, 04/15/2013	500,000	495,812
Johnson & Johnson 3.800%, 05/15/2013	1,000,000	959,422
Schering Plough Corp. 5.300%, 12/01/2013	1,000,000	1,034,885
Pfizer Inc. 4.500%, 02/15/2014	1,000,000	999,950
Astrazeneca PLC SP 5.400%, 06/01/2014	1,000,000	1,058,623
Boston Scientific Corp. 5.450%, 06/15/2014	1,000,000	1,047,483
Baxter International Inc. 4.625%, 03/15/2015	1,000,000	956,410

		11,628,004

Machinery & Manufacturing (1.00%)
Deere & Co. 7.850%, 05/15/2010	500,000	593,643
Goodrich Corp. 7.625%, 12/15/2012	500,000	587,308
Parker Hannifin Corp. 4.875%, 02/15/2013	500,000	503,641

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Machinery & Manufacturing (Cont.)
Johnson Controls Inc. 4.875%, 09/15/2013	$750,000	$764,413

		2,449,005

Media & Broadcasting (0.47%)
The Walt Disney Co. 5.500%, 12/29/2006	500,000	522,554
Knight-Ridder Inc. 9.875%, 04/15/2009	500,000	621,248

		1,143,802

Mining & Metals (0.96%)
Rio Tinto Finance USA Ltd. 2.625%, 09/30/2008	1,000,000	960,853
Alcoa Inc. 7.375%, 08/01/2010	500,000	583,019
6.500%, 06/01/2011	250,000	280,754
BHP Billiton Finance 4.800%, 04/15/2013	500,000	506,214

		2,330,840

Oil & Gas (2.13%)
BP Capital Markets PLC 2.625%, 03/15/2007	1,000,000	991,244
ChevronTexaco 3.500%, 09/17/2007	500,000	504,671
Phillips Petroleum Co. 8.750%, 05/25/2010	500,000	615,215
Marathon Oil Corp. 6.125%, 03/15/2012	500,000	543,464
Southern California Gas 4.800%, 10/01/2012	500,000	509,331
National Fuel Gas Co. 5.250%, 03/01/2013	500,000	512,059
Peoples Gas Lt. 4.625%, 05/01/2013	500,000	497,044
Vectren Utility 5.250%, 08/01/2013	500,000	508,200
Southern California Gas 5.450%, 04/15/2018	500,000	516,004

		5,197,232

Pharmaceuticals (0.40%)
GlaxoSmithKline 4.375%, 04/15/2014		980,519

Retailers (2.71%)
Target Corp. 7.500%, 02/15/2005	500,000	509,062
Safeway Inc. 4.125%, 11/01/2008		999,319
	Principal amount	Value
Corporate Bonds (Cont.)

Retailers (Cont.)
May Department Stores (a) 4.800%, 07/15/2009	$1,000,000	$1,019,444
CVS Corp. (a) 4.000%, 09/15/2009	1,000,000	1,000,423
Home Depot Inc. (a) 3.750%, 09/15/2009	1,000,000	995,966
Safeway Inc. 4.950%, 08/16/2010	500,000	507,652
Albertsons Inc. 7.500%, 02/15/2011	500,000	578,315
Wal-Mart Stores Inc. 4.550%, 05/01/2013	1,000,000	1,006,972

		6,617,153

Telecom & Telecom Equipment (2.21%)
Cingular Wireless 5.625%, 12/15/2006	500,000	523,177
GTE North Inc. 5.650%, 11/15/2008	500,000	530,383
Vodafone Group PLC 7.750%, 02/15/2010	500,000	586,526
Deutsche Telekom International Financial 8.500%, 06/15/2010	500,000	599,294
Telstra Corp. Ltd. 6.375%, 04/01/2012	500,000	551,724
Alltel Corp. 7.000%, 07/01/2012	500,000	570,393
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,009,324
SBC Communications Inc. 5.625%, 06/15/2016	1,000,000	1,021,932

		5,392,753

Utilities & Energy (5.78%)
Dominion Resources Inc. 7.625%, 07/15/2005	500,000	519,160
Duke Energy Field Services 7.500%, 08/16/2005	500,000	519,553
Alabama Power Co. 7.125%, 10/01/2007	300,000	331,046
3.125%, 05/01/2008	500,000	491,768
Pacificorp 4.300%, 09/15/2008	1,000,000	1,014,839
Duke Energy Corp. 4.500%, 04/01/2010	500,000	508,313
Commonwealth Edison 4.740%, 08/15/2010	500,000	516,104
Puget Sound Energy Inc. 7.690%, 02/01/2011	500,000	588,898
Reliant Energy 7.750%, 02/15/2011	500,000	580,080

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Oncor Electric Delivery 6.375%, 05/01/2012	$500,000	$553,526
Tampa Electric Co. 6.875%, 06/15/2012	500,000	561,294
Northern States Power Co. 8.000%, 08/28/2012	500,000	610,822
Georgia Power 5.125%, 11/15/2012	200,000	207,457
Midamerican Energy Co. 5.125%, 01/15/2013	1,000,000	1,032,326
Florida Power Corp. 4.800%, 03/01/2013	500,000	502,762
Wisconsin Electric Power 4.500%, 05/15/2013	1,000,000	988,084
PSI Energy 5.000%, 09/15/2013	1,000,000	1,002,903
Boston Edison 4.875%, 04/15/2014	1,000,000	1,015,683
Union Elec Co. 5.500%, 05/15/2014	500,000	527,889
4.750%, 04/01/2015	500,000	495,155
Commonwealth Edison 4.700%, 04/15/2015	500,000	499,212
Southwestern Electric Power 5.375%, 04/15/2015	500,000	508,273
Equitable Resources Inc. 5.150%, 03/01/2018	500,000	501,466

		14,076,613

Total Corporate Bonds
(cost $87,189,069)		90,163,839

Taxable Municipal Bonds (0.79%)
Illinois State 3.850%, 06/01/2013	1,000,000	946,210
New Jersey State Turnpike Authority Transportation 2.840%, 01/01/2008	1,000,000	977,230

Total Taxable Municipal Bonds
(cost $1,998,229)		1,923,440

	Principal amount	Value
Foreign Government Bonds (0.22%)

Province of Ontario
5.500%, 10/01/2008	$500,000	$536,541

Total Foreign Government Bonds
(cost $478,238)		536,541

Government Agency Securities (35.08%) (b)

Agency Notes & Bonds (7.12%)
Federal Home Loan Mortgage Corp. 3.250%, 11/15/2004	900,000	901,456
7.000%, 07/15/2005	1,000,000	1,036,740
2.875%, 09/15/2005	1,000,000	1,005,020
6.625%, 09/15/2009	1,000,000	1,128,014
4.500%, 07/15/2013	1,500,000	1,500,946
5.200%, 03/05/2019	2,000,000	1,962,324
Federal National Mortgage Association 2.875%, 10/15/2005	1,000,000	1,005,784
5.500%, 02/15/2006	500,000	519,916
6.625%, 10/15/2007	500,000	548,877
3.250%, 01/15/2008	3,000,000	2,994,591
3.250%, 08/15/2008	1,500,000	1,487,444
6.625%, 11/15/2010	1,000,000	1,137,393
4.375%, 09/15/2012	1,500,000	1,497,094
7.125%, 01/15/2030	500,000	615,988

		17,341,587

Mortgage-Backed Securities (27.96%)
Federal Home Loan Mortgage Corp. 5.000%, 07/01/2018	894,517	910,427
5.000%, 09/01/2018	891,384	908,528
5.000%, 09/01/2018	842,664	857,652
5.500%, 11/01/2018	846,989	876,206
4.500%, 11/01/2018	1,807,923	1,806,240
5.000%, 04/01/2019	926,655	942,362
5.000%, 01/01/2019	926,866	942,577
4.000%, 05/01/2019	964,338	941,913
4.500%, 05/01/2019	970,621	968,069
5.500%, 06/01/2019	1,481,864	1,532,452
6.000%, 11/01/2028	161,785	167,636
6.500%, 06/01/2029	255,996	269,067
7.500%, 12/01/2030	25,515	27,386
7.000%, 07/01/2031	26,321	27,936
6.500%, 09/01/2031	53,384	56,045
6.000%, 11/01/2032	678,785	702,104
6.000%, 12/01/2032	322,641	333,725
5.500%, 05/01/2033	2,745,709	2,789,316
5.500%, 07/01/2033	1,816,815	1,845,670
5.000%, 08/01/2033	1,849,875	1,837,584
5.500%, 03/01/2034	1,335,996	1,355,964
5.000%, 04/01/2034	1,472,358	1,459,634

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
Federal National Mortgage Association
6.000%, 09/01/2013	$526,156	$553,097
5.500%, 12/01/2016	237,508	246,103
5.500%, 01/01/2017	117,649	121,907
5.500%, 01/01/2017	925,170	958,650
6.500%, 01/01/2017	161,912	171,523
5.500%, 02/01/2017	783,673	812,032
5.000%, 03/01/2017	963,534	981,643
6.000%, 04/01/2017	155,296	162,944
5.500%, 01/01/2018	637,649	660,466
5.000%, 02/01/2018	1,005,025	1,023,915
5.000%, 05/01/2018	749,373	762,701
5.000%, 05/01/2018	1,467,827	1,494,393
5.000%, 05/01/2018	1,538,057	1,565,894
4.500%, 05/01/2018	1,652,373	1,651,432
4.500%, 05/01/2018	1,732,324	1,731,339
4.500%, 03/01/2019	948,136	945,643
7.500%, 09/01/2029	184,963	198,307
8.000%, 03/01/2030	56,915	61,920
6.500%, 05/01/2030	224,896	236,342
7.000%, 08/01/2030	21,704	23,035
7.000%, 08/01/2031	67,937	72,089
6.500%, 08/01/2031	66,342	69,636
6.500%, 10/01/2031	159,797	167,730
6.000%, 11/01/2031	247,929	256,992
7.000%, 01/01/2032	203,536	215,975
6.500%, 03/01/2032	88,617	93,017
6.000%, 03/01/2032	199,778	207,080
6.500%, 04/01/2032	609,957	640,252
7.000%, 04/01/2032	217,060	230,262
6.500%, 05/01/2032	1,258,215	1,326,282
6.000%, 05/01/2032	156,271	161,934
6.500%, 06/01/2032	202,165	212,206
7.000%, 06/01/2032	386,194	409,682
7.000%, 06/01/2032	359,226	381,074
6.500%, 07/01/2032	507,457	532,661
6.000%, 08/01/2032	589,941	611,321
5.500%, 10/01/2032	1,910,922	1,941,724
6.500%, 10/01/2032	861,770	904,571
6.000%, 11/01/2032	854,118	885,072
6.000%, 01/01/2033	589,789	611,163
5.500%, 03/01/2033	680,635	691,139
5.500%, 03/01/2033	1,507,429	1,530,693
6.000%, 04/01/2033	1,364,664	1,414,012
5.000%, 05/01/2033	898,069	890,916
5.000%, 05/01/2033	1,524,493	1,512,350
5.000%, 08/01/2033	1,743,973	1,730,082
5.500%, 10/01/2033	1,649,341	1,674,795
5.000%, 03/01/2034	2,819,698	2,797,239
5.500%, 05/01/2034	1,957,004	1,985,347
6.000%, 07/01/2034	1,459,513	1,511,870
	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
Government National Mortgage Association
6.000%, 05/15/2017	$425,739	$449,791
6.500%, 06/15/2028	270,808	286,642
6.000%, 11/15/2028	274,125	285,300
6.500%, 03/15/2029	303,611	321,110
7.000%, 06/15/2029	390,940	417,291
7.500%, 08/20/2030	93,499	100,308
6.500%, 11/15/2031	30,427	32,141
6.000%, 01/15/2032	164,803	171,132
5.500%, 10/15/2033	1,701,379	1,734,459
5.000%, 11/20/2033	1,870,036	1,861,309
6.000%, 12/20/2033	871,318	903,346

		68,153,774

Total Government Agency Securities
(cost $84,675,930)		85,495,361

U.S. Treasury Obligations (23.59%)
U.S. Treasury Bonds
7.250%, 05/15/2016	3,000,000	3,776,484
7.500%, 11/15/2016	1,500,000	1,927,675
8.125%, 08/15/2019	750,000	1,026,767
6.250%, 08/15/2023	1,000,000	1,167,734
6.875%, 08/15/2025	1,000,000	1,255,352
U.S. Treasury Notes
4.625%, 05/15/2006	3,000,000	3,103,710
6.500%, 10/15/2006	3,000,000	3,229,806
6.125%, 08/15/2007	1,750,000	1,906,884
3.000%, 11/15/2007	2,000,000	2,005,860
5.500%, 02/15/2008	2,000,000	2,160,156
5.625%, 05/15/2008	3,000,000	3,262,383
4.750%, 11/15/2008	3,000,000	3,180,000
6.000%, 08/15/2009	4,600,000	5,142,299
6.500%, 02/15/2010	2,000,000	2,294,844
5.750%, 08/15/2010	4,000,000	4,459,220
5.000%, 02/15/2011	1,500,000	1,612,676
5.000%, 08/15/2011	4,000,000	4,298,908
4.375%, 08/15/2012	4,000,000	4,123,752
4.000%, 11/15/2012	1,500,000	1,507,266
3.875%, 02/15/2013	2,000,000	1,987,500
4.250%, 08/15/2013	4,000,000	4,059,844

Total U.S. Treasury Obligations
(cost $56,421,536)		57,489,120

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Short-term Investments (2.45%)
JP Morgan Treasury Plus Money Market Fund	5,973,544	$5,973,544

Total Short-term Investments
(cost $5,973,544)		5,973,544

TOTAL INVESTMENTS (99.12%)
(cost $236,736,546)		241,581,845
OTHER ASSETS, NET OF LIABILITIES (0.88%)		2,141,418

NET ASSETS (100.00%)		$243,723,263

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to $3,606,567 or 1.5% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (96.91%)

California (9.84%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	$1,500,000	$1,648,740
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	958,644
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,520,913
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,630,665
State of California, General Obligation Bonds	5.250%	02/01/2019	A3	2,200,000	2,370,764
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2019	A3	650,000	680,803
Metropolitan Water District Southern California, Waterworks Revenue, Series B	4.750%	07/01/2021	Aaa	385,000	387,784
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A3	600,000	622,278

					9,820,591

Colorado (2.00%)
Adams County, School District, Number 12, Colorado, General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2007 @ 101) (a)	5.400%	12/15/2014	Aaa	440,000	488,448
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,509,288

					1,997,736

Connecticut (0.64%)
Town of Clinton, Connecticut, General Obligation Bonds	5.000%	01/15/2021	Aaa	600,000	632,508

Georgia (2.25%)
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000	5.500%	10/01/2014	Aa2	2,000,000	2,240,840

Idaho (1.61%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	Aaa	500,000	543,095
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,058,850

					1,601,945

Illinois (1.13%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,129,420

Indiana (1.51%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,500,790

Iowa (0.52%)
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	500,000	519,300

Kansas (8.36%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (a)	5.750%	09/01/2013	Aa2	2,300,000	2,652,015
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (a)	5.500%	10/01/2016	AA	2,000,000	2,238,540
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	850,000	852,482
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	783,976
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,041,940

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Kansas (Cont.)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	$235,000	$251,074
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	260,026
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	263,773

					8,343,826

Louisiana (1.06%)
State of Louisiana, General Obligation Bonds, Series 2000-A	5.000%	11/15/2019	Aaa	1,000,000	1,054,670

Maryland (1.39%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,385,112

Massachusetts (2.28%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (a)	5.500%	01/01/2015	AA-	1,000,000	1,136,650
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (a)	5.250%	08/01/2020	AA-	1,000,000	1,134,230

					2,270,880

Michigan (5.03%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax)	5.250%	05/01/2019	Aa2	2,575,000	2,787,206
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (a)	5.250%	11/01/2020	Aa1	1,985,000	2,235,904

					5,023,110

Minnesota (2.77%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,766,375

Mississippi (2.74%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (a)	5.500%	11/01/2015	Aaa	2,400,000	2,736,480

Missouri (6.77%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002	5.000%	03/01/2016	AA+	1,250,000	1,349,450
Missouri State Improvement and Energy Water Polution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (a)	5.625%	07/01/2016	Aaa	1,260,000	1,446,770
Missouri State Improvement and Energy Water Polution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,300,403
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000	5.000%	02/01/2017	Aa2	2,500,000	2,661,050

					6,757,673

Nebraska (1.74%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,737,386

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

New Hampshire (3.26%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	$1,510,000	$1,601,430
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,654,813

					3,256,243

New Jersey (1.62%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,619,265

New York (1.41%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,406,951

North Carolina (2.20%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @100) (a)	5.000%	06/01/2018	Aa2	1,000,000	1,124,790
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,070,180

					2,194,970

Ohio (7.91%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1	5.500%	11/15/2014	Aaa	2,400,000	2,705,184
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,110,920
State of Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 2000 (Prerefunded to 02-01-2010 @ 100) (a)	5.750%	02/01/2016	Aa1	2,400,000	2,742,624
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2020	Aa2	1,270,000	1,337,361

					7,896,089

Oklahoma (1.10%)
State of Oklahoma, General Obligation Bonds, Oklahoma Building Bonds Commission	5.000%	07/15/2018	Aaa	1,000,000	1,099,460

Oregon (5.71%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002	5.250%	06/15/2015	Aaa	1,000,000	1,122,310
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000	5.625%	06/15/2017	Aa3	1,500,000	1,682,055
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000	5.000%	06/15/2018	Aa3	2,000,000	2,127,120
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	766,116

					5,697,601

Tennessee (5.52%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A	5.400%	05/01/2013	Aa3	2,440,000	2,697,054
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 03-01-2010 @ 100) (a)	5.400%	03/01/2020	Aa1	2,500,000	2,811,875

					5,508,929

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Texas (10.89%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000	5.500%	10/01/2013	Aa2	$2,400,000	$2,674,896
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (a)	5.750%	02/01/2015	Aa1	2,400,000	2,729,904
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2016	Aaa	2,500,000	2,689,750
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,767,234

					10,861,784

Utah (0.73%)
West Jordan Utah, General Obligation Bonds, Series 2004	5.250%	04/01/2022	Aaa	680,000	731,245

Virginia (2.19%)
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 1999A	5.000%	08/01/2016	Aaa	1,000,000	1,072,730
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,112,210

					2,184,940

Wisconsin (2.73%)
State of Wisconsin, General Obligation Bonds of 2000, Series D	5.300%	05/01/2018	Aa3	2,500,000	2,725,225

Total Long-term Municipal Bonds
(cost $89,916,539)					96,701,344

				Shares	Value
Short-term Investments (2.21%)
JPMorgan Tax Free Money Market Fund				2,209,527	$2,209,527

Total Short-term Investments
(cost $2,209,527)					2,209,527

TOTAL INVESTMENTS (99.12%)
(cost $92,126,066)					98,910,871
OTHER ASSETS, NET OF LIABILITIES (0.88%)					877,297

NET ASSETS (100.00%)					$99,788,168

(a)	Advance Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest. Such securities normally are considered to be equivalent to the highest rating by accredited rating companies.

Long-term Municipal Bonds consisted of 24.28% Advanced Refund Bonds, 49.42% General Obligation Bonds and 26.30% Municipal Revenue Bonds.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Principal amount	Value
Short-term Investments (99.86%)

Agriculture, Foods, & Beverage (4.87%)
Coca-Cola
1.720%, 11/18/2004	$2,600,000	$2,594,037
1.590%, 11/18/2004	1,950,000	1,945,866

		4,539,903

Automotive (18.54%)
American Honda Finance Corp.
1.540%, 10/04/2004	4,495,000	4,494,423
FCAR Owner Trust Series I
1.580%, 10/07/2004	4,250,000	4,248,881
Toyota Motor Credit Corp.
1.660%, 10/13/2004	4,570,000	4,567,471
New Center Asset Trust
1.920%, 01/24/2005	4,000,000	3,975,467

		17,286,242

Chemicals (4.83%)
EI du Pont de Nemours and Co.
1.530%, 10/08/2004	4,500,000	4,498,661

Consumer & Marketing (4.87%)
Procter & Gamble Co. (a)
1.530%, 10/21/2004	2,200,000	2,198,130
Procter & Gamble Co. (a)
1.600%, 11/19/2004	2,350,000	2,344,882

		4,543,012

Financial Services (21.65%)
Caterpillar Financial Services Corp.
1.740%, 10/22/2004	2,400,000	2,397,564
Household Finance Corp.
1.780%, 11/05/2004	4,600,000	4,592,040
Citicorp
1.760%, 11/10/2004	4,650,000	4,640,907
ChevronTexaco Funding Corp.
1.740%, 11/23/2004	4,000,000	3,989,753
General Electric Capital Corp.
1.930%, 01/25/2005	4,600,000	4,571,393

		20,191,657

Government Agency Securities (29.40%)
Federal National Mortgage Association
1.590%, 10/20/2004	5,000,000	4,995,804
1.575%, 10/27/2004	5,000,000	4,994,312
1.600%, 10/29/2004	4,000,000	3,995,022
1.800%, 11/22/2004	4,000,000	3,989,600
1.800%, 12/15/2004	5,000,000	4,981,250
1.980%, 02/25/2005	4,500,000	4,463,618

		27,419,606

	Shares or Principals amount	Value
Short-term Investments (Cont.)

Health Care (9.16%)
Eli Lilly & Co. (a)
1.520%, 10/14/2004	$4,000,000	$3,997,804
Pfizer Inc.
1.530%, 11/03/2004	4,550,000	4,543,619

		8,541,423

Regulated Investment Companies (1.61%)
JPMorgan Treasury Plus Money Market
Fund	1,503,871	1,503,871

Telecom & Telecom Equipment (4.93%)
BellSouth Corp.
1.670%, 10/15/2004	4,600,000	4,597,013

Total Short-term Investments
(cost $93,121,388)		93,121,388

TOTAL INVESTMENTS (99.86%)
(cost $93,121,388)		93,121,388
OTHER ASSETS, NET OF LIABILITIES (0.14%)		132,825

		$93,254,213

NET ASSETS (100.00%)

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to $8,540,816 or 9.2% of net assets.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

1. Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the “Small Cap Equity Fund”) seeks long-term growth of capital. The Small Cap Equity Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Small Cap Equity Fund purchases the securities.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in 16 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index (the “Russell 2000® Index”)2. The Small Cap Index Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (“EAFE® Free Index”)3. The International Index Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in shares of the Equity Fund and State Farm Bond Fund.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage backed securities.

(1)	“Standard & Poor’s® ”, “S&P® “, “S&P 500® ”, “Standard & Poor’s 500”, and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. For more information regarding the S&P 500 Index, see the Trust’s Statement of Additional Information.

(2)	The Russell 2000® Index is a trademark\service mark, and Russell ™ is a trademark, of the Frank Russell Company. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by nor in any way affiliated with the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. For more information regarding the Russell 2000 Index, see the Trust’s Statement of Additional Information.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm International Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty regarding the advisability of investing in the Fund. For more information regarding the EAFE® Free Index, see the Trust’s Statement of Additional Information.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”4) is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Security valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above and for which market prices are not readily available are valued at a fair value as determined in good faith by the Trust’s investment adviser pursuant to procedures established by of the Board of Trustees of the Trust.

(4)	LifePath ® and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Repurchase Agreements

The Funds, including the S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of September 30, 2004. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2004, there were no commitments for such securities included in the investment portfolio.

Investments in Master Portfolios

The Feeder Funds are diversified, open-end management investment companies. The Feeder Funds invest substantially all of their assets in the Master Portfolios. The percentage of ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 09/30/2004

S&P 500 Index Fund	S&P 500 Index Master Portfolio	18.0%
Small Cap Index Fund	Russell 2000 Index Master Portfolio	100.0%
International Index Fund	International Index Master Portfolio	100.0%
LifePath Income Fund	LifePath Retirement Master Portfolio	36.0%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	29.3%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	24.0%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	25.6%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	23.8%

The Master Portfolios are diversified, open-end management investment companies which have investment objectives similar to their respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value, based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of September 30, 2004, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation(Depreciation)

Equity Fund	$225,669,155	$26,470,471	$(15,547,849)	$10,922,622
Small Cap Equity Fund	100,183,559	15,866,774	(11,683,954)	4,182,820
International Equity Fund	60,353,356	8,570,742	(5,520,593)	3,050,149
Equity and Bond Fund	154,025,035	2,297,192	—	2,297,192
Bond Fund	236,736,546	5,805,201	(959,902)	4,845,299
Tax Advantaged Bond Fund	92,126,066	6,802,876	(18,071)	6,784,805
Money Market Fund	93,121,388	—	—	—

The unrealized appreciation and depreciation information for the Master Investment Portfolio (MIP) can be found in MIP Schedules of Investments.

The International Equity Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $126,571 and ($18,960) during 2003 and 2002, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2003, was $126,571.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Feeder Funds, through their investment in the Master Portfolios, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at September 30, 2004:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
66,422	Australian Dollar	1	10/01/2004	48,345	(750)
17,878	Canadian Dollar	1	10/01/2004	14,173	105
69,095	Euro	2	10/01/2004-10/04/2004	85,926	(776)
24,958	Great British Pound	2	10/01/2004-10/04/2004	45,227	(172)
70,597,275	Japanese Yen	5	10/01/2004-12/07/2004	642,644	5,927
132,478	Swedish Krona	2	10/01/2004	18,196	179
1,210,841	Swiss Franc	5	10/01/2004-12/07/2004	974,335	(12,390)

				Total	$(7,877)

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (100.95%)

AEROSPACE & DEFENSE (0.93%)
General Dynamics Corp.	16,139	$1,647,792
Goodrich (B.F.) Co.	76,848	2,409,953
Rockwell Collins Inc.	81,280	3,018,739
United Defense Industries Inc. (a) (b)	36,282	1,450,917

		8,527,401

AGRICULTURE (0.98%)
Altria Group Inc.	55,348	2,603,570
Monsanto Co.	121,838	4,437,340
Reynolds American Inc.	4,169	283,659
UST Inc.	39,543	1,592,001

		8,916,570

AIRLINES (0.23%)
Southwest Airlines Co. (b)	156,172	2,127,063

APPAREL (0.07%)
Nike Inc. Class B	5,712	450,106
Timberland Co. Class A (a)	3,288	186,758

		636,864

AUTO MANUFACTURERS (0.97%)
Ford Motor Co. (b)	627,856	8,821,377

AUTO PARTS & EQUIPMENT (0.31%)
American Axle & Manufacturing Holdings Inc.	25,913	758,214
Autoliv Inc.	37,144	1,500,618
Johnson Controls Inc.	10,173	577,928

		2,836,760

BANKS (5.33%)
Bank of America Corp.	571,734	24,773,234
U.S. Bancorp	193,733	5,598,884
Wachovia Corp.	215,378	10,111,997
Wells Fargo & Co.	137,732	8,212,959

		48,697,074

BEVERAGES (3.67%)
Anheuser-Busch Companies Inc.	174,999	8,741,200
Coca-Cola Co. (The)	178,384	7,144,279
Coca-Cola Enterprises Inc.	120,759	2,282,345
Pepsi Bottling Group Inc.	264,842	7,190,460
PepsiCo Inc.	168,743	8,209,347

		33,567,631

BIOTECHNOLOGY (0.88%)
Affymetrix Inc. (a) (b)	7,601	233,435
Amgen Inc. (a)	6,261	354,874
Celgene Corp. (a)	4,175	243,110
	Shares	Value
COMMON STOCKS (Cont.)

BIOTECHNOLOGY (Cont.)
Genentech Inc. (a)	138,127	$7,240,617

		8,072,036

CHEMICALS (0.46%)
International Flavors & Fragrances Inc.	38,939	1,487,470
PPG Industries Inc.	14,923	914,481
Sherwin-Williams Co. (The)	13,128	577,107
Sigma-Aldrich Corp. (b)	21,085	1,222,930

		4,201,988

COMMERCIAL SERVICES (2.29%)
Accenture Ltd. (a)	313,865	8,490,048
Cendant Corp.	487,903	10,538,705
Convergys Corp. (a)	104,219	1,399,661
Deluxe Corp.	4,183	171,587
Rent-A-Center Inc. (a)	13,219	341,843

		20,941,844

COMPUTERS (4.36%)
Computer Sciences Corp. (a)	29,638	1,395,950
EMC Corp. (a)	909,952	10,500,846
Hewlett-Packard Co.	203,898	3,823,088
International Business Machines Corp.	174,957	15,000,813
Sun Microsystems Inc. (a)	991,497	4,005,648
SunGard Data Systems Inc. (a)	171,194	4,069,281
Synopsys Inc. (a)	68,278	1,080,841

		39,876,467

COSMETICS & PERSONAL CARE (1.88%)
Gillette Co. (The)	312,021	13,023,757
Procter & Gamble Co. (b)	76,163	4,121,942

		17,145,699

DISTRIBUTION & WHOLESALE (0.01%)
Ingram Micro Inc. Class A (a)	7,834	126,127

DIVERSIFIED FINANCIAL SERVICES (10.54%)
Citigroup Inc.	660,998	29,163,232
Countrywide Financial Corp.	44,360	1,747,340
Federal Home Loan Mortgage Corp.	114,007	7,437,817
Federal National Mortgage Association	174,296	11,050,366
Goldman Sachs Group Inc. (The)	78,650	7,333,326
JP Morgan Chase & Co.	435,946	17,320,135
MBNA Corp.	266,539	6,716,783
Merrill Lynch & Co. Inc.	32,868	1,634,197
Morgan Stanley	282,794	13,941,744

		96,344,940

ELECTRIC (2.50%)
Constellation Energy Group Inc.	62,792	2,501,633
Edison International (b)	187,269	4,964,501

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
Entergy Corp.	110,943	$6,724,255
Exelon Corp.	235,737	8,649,191

		22,839,580

ELECTRONICS (0.82%)
Agilent Technologies Inc. (a)	115,579	2,493,039
Parker Hannifin Corp. (b)	66,212	3,897,238
Sanmina-SCI Corp. (a)	144,551	1,019,085
Symbol Technologies Inc.	5,231	66,120

		7,475,482

ENTERTAINMENT (0.32%)
GTECH Holdings Corp.	100,756	2,551,142
Regal Entertainment Group Class A	17,623	336,599

		2,887,741

FOOD (0.95%)
Heinz (H.J.) Co.	4,394	158,272
Kellogg Co.	8,181	349,001
Pilgrim’s Pride Corp. (b)	5,174	140,112
SUPERVALU Inc.	111,132	3,061,687
Sysco Corp.	10,203	305,274
Tyson Foods Inc. Class A	227,698	3,647,722
Wrigley (William Jr.) Co.	15,651	990,865

		8,652,933

FOREST PRODUCTS & PAPER (0.48%)
Georgia-Pacific Corp.	114,177	4,104,663
Louisiana-Pacific Corp.	12,434	322,662

		4,427,325

GAS (0.04%)
Sempra Energy	9,809	354,988

HAND & MACHINE TOOLS (0.72%)
Black & Decker Corp. (b)	85,033	6,584,956

HEALTH CARE-PRODUCTS (5.39%)
Becton, Dickinson & Co. (b)	198,414	10,258,004
Johnson & Johnson	425,546	23,971,006
Medtronic Inc. (b)	247,809	12,861,287
Varian Medical Systems Inc. (a)	63,284	2,187,728

		49,278,025

HEALTH CARE-SERVICES (2.19%)
Coventry Health Care Inc. (a)	54,145	2,889,719
Humana Inc. (a) (b)	101,832	2,034,603
UnitedHealth Group Inc.	194,966	14,376,793
Universal Health Services Inc. Class B	7,200	313,200
WellPoint Health Networks Inc. (a)	3,460	363,611

		19,977,926

	Shares	Value
COMMON STOCKS (Cont.)

HOME BUILDERS (0.86%)
Centex Corp.	58,482	$2,951,002
NVR Inc. (a) (b)	8,848	4,875,248

		7,826,250

HOME FURNISHINGS (1.19%)
Harman International Industries Inc. (b)	61,097	6,583,202
Whirlpool Corp. (b)	70,868	4,258,458

		10,841,660

HOUSEHOLD PRODUCTS & WARES (0.38%)
Blyth Inc.	1,865	57,629
Clorox Co.	8,150	434,395
Fortune Brands Inc.	40,644	3,011,314

		3,503,338

INSURANCE (4.02%)
ACE Ltd.	59,295	2,375,358
Allstate Corp. (The)	199,866	9,591,540
American International Group Inc. (b)	173,380	11,788,106
Berkley (W.R.) Corp.	29,307	1,235,583
CIGNA Corp. (b)	42,675	2,971,460
Everest Re Group Ltd.	24,772	1,841,303
Fidelity National Financial Inc.	47,130	1,795,653
Lincoln National Corp. (b)	34,278	1,611,066
Marsh & McLennan Companies Inc.	45,916	2,101,116
MetLife Inc.	32,508	1,256,434
Nationwide Financial Services Inc.	5,574	195,703

		36,763,322

INTERNET (0.30%)
Google Inc. Class A (a) (b)	7,174	929,750
VeriSign Inc. (a)	90,117	1,791,526

		2,721,276

LEISURE TIME (0.13%)
Brunswick Corp.	4,120	188,531
Sabre Holdings Corp.	41,943	1,028,862

		1,217,393

LODGING (0.53%)
Harrah’s Entertainment Inc. (b)	91,962	4,872,147

MACHINERY (0.37%)
Deere & Co.	44,020	2,841,491
Rockwell Automation Inc.	12,852	497,372

		3,338,863

MANUFACTURING (4.06%)
General Electric Co. (b)	652,999	21,927,706
ITT Industries Inc.	2,294	183,497

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

MANUFACTURING (Cont.)
3M Co.	186,940	$14,949,592

		37,060,795

MEDIA (4.61%)
Fox Entertainment Group Inc.
Class A (a)	202,475	5,616,657
Hearst-Argyle Television Inc.	3,867	94,548
McGraw-Hill Companies Inc. (The) (b)	125,641	10,012,331
Time Warner Inc. (a)	746,234	12,044,217
Viacom Inc. Class B (b)	333,289	11,185,179
Walt Disney Co. (The)	140,946	3,178,332

		42,131,264

MINING (0.72%)
Phelps Dodge Corp.	71,445	6,575,083

OIL & GAS (7.14%)
Anadarko Petroleum Corp. (b)	113,927	7,560,196
ChevronTexaco Corp.	9,934	532,860
ConocoPhillips	46,234	3,830,487
Exxon Mobil Corp.	385,120	18,612,850
Marathon Oil Corp.	266,032	10,981,801
Occidental Petroleum Corp.	207,233	11,590,542
Pogo Producing Co.	26,305	1,248,172
Premcor Inc.(a)	8,140	313,390
Sunoco Inc.	6,092	450,686
Valero Energy Corp.	125,579	10,072,692

		65,193,676

OIL & GAS SERVICES (1.04%)
Baker Hughes Inc.	207,699	9,080,600
Varco International Inc. (a)	15,026	402,997

		9,483,597

PACKAGING & CONTAINERS (0.06%)
Pactiv Corp. (a)	22,452	522,009

PHARMACEUTICALS (5.88%)
AmerisourceBergen Corp.	50,009	2,685,983
Cardinal Health Inc.	104,780	4,586,221
Gilead Sciences Inc. (a)	5,567	208,094
ImClone Systems Inc. (a) (b)	43,114	2,278,575
King Pharmaceuticals Inc. (a)	5,369	64,106
Merck & Co. Inc.	404,667	13,354,011
Pfizer Inc.	546,105	16,710,813
Wyeth	369,847	13,832,278

		53,720,081

RETAIL (6.61%)
Barnes & Noble Inc. (a) (b)	43,641	1,614,717
Brinker International Inc. (a) (b)	46,374	1,444,550
Claire’s Stores Inc.	24,640	616,986
	Shares	Value
COMMON STOCKS (Cont.)

RETAIL (Cont.)
Costco Wholesale Corp.	11,118	$462,064
Darden Restaurants Inc.	2,417	56,364
Dollar General Corp.	193,930	3,907,690
Federated Department Stores Inc.	165,478	7,517,666
Gap Inc. (The) (b)	207,490	3,880,063
Home Depot Inc.	449,297	17,612,442
May Department Stores Co. (The) (b)	303,806	7,786,548
Michaels Stores Inc. (b)	6,541	387,293
Pacific Sunwear of California Inc. (a)	26,251	552,584
PETCO Animal Supplies Inc. (a)	1,431	46,736
RadioShack Corp.	87,629	2,509,695
Wal-Mart Stores Inc.	225,037	11,971,968

		60,367,366

SAVINGS & LOANS (0.06%)
Golden West Financial Corp.	1,246	138,244
GreenPoint Financial Corp.	9,648	446,316

		584,560

SEMICONDUCTORS (3.35%)
Intel Corp.	931,519	18,686,271
Micron Technology Inc. (a)	24,508	294,831
Texas Instruments Inc. (b)	545,917	11,617,114

		30,598,216

SOFTWARE (3.43%)
Adobe Systems Inc.	126,904	6,277,941
Autodesk Inc.	59,981	2,916,876
BMC Software Inc. (a)	153,751	2,430,803
Intuit Inc. (a)	40,253	1,827,486
Microsoft Corp.	613,515	16,963,690
PeopleSoft Inc. (a)	27,491	545,696
Siebel Systems Inc. (a)	56,256	424,170

		31,386,662

TELECOMMUNICATIONS (7.65%)
Amdocs Ltd. (a)	85,792	1,872,839
AT&T Wireless Services Inc. (a)	246,406	3,641,881
BellSouth Corp.	353,544	9,588,113
Cisco Systems Inc. (a)	1,031,903	18,677,444
Harris Corp. (b)	57,685	3,169,214
Motorola Inc. (b)	420,724	7,589,861
QUALCOMM Inc.	107,715	4,205,194
Scientific-Atlanta Inc.	113,516	2,942,335
3Com Corp. (a)	252,570	1,065,845
Verizon Communications Inc.	434,534	17,111,949

		69,864,675

TRANSPORTATION (2.24%)
Burlington Northern Santa Fe Corp.(b)	76,173	2,918,188
FedEx Corp. (b)	134,403	11,516,993

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
Hunt (J.B.) Transport Services Inc.	32,872	$1,220,866
Overseas Shipholding Group Inc.	4,224	209,679
Ryder System Inc. (b)	91,573	4,307,594
Swift Transportation Co. Inc. (a) (b)	9,670	162,649
Union Pacific Corp.	2,459	144,097

		20,480,066

TOTAL COMMON STOCKS
(Cost: $917,222,989)		922,371,096

SHORT-TERM INVESTMENTS (5.86%)

MONEY MARKET FUNDS (1.65%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (c) (e)	1,225,693	1,225,693
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (c) (e)	10,160,130	10,160,130
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (c) (e)	3,370,656	3,370,656
BlackRock Temp Cash Money Market Fund (c)	127,061	127,061
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (c)	205,867	205,867

		15,089,407

FLOATING RATE NOTES (1.34%)
Bank of Nova Scotia 1.76%, 09/26/05(c)	$76,606	76,572
Beta Finance Inc.
1.63%, 05/04/05 (c) (d)	183,854	183,832
1.69%, 10/12/04 (c) (d)	153,212	153,211
1.80%, 03/15/05 (c) (d)	153,212	153,268
1.89%, 09/23/05 (c) (d)	275,781	275,673
1.89%, 09/27/05 (c) (d)	245,139	245,042
2.04%, 10/27/05 (c) (d)	291,102	291,445
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (c)	459,635	459,492
CC USA Inc.
1.61%, 07/29/05 (c) (d)	306,423	306,347
1.63%, 05/04/05 (c) (d)	306,423	306,387
Den Danske Bank NY
1.68%, 08/12/05 (c)	306,423	306,344
1.77%, 08/26/05 (c)	306,423	306,340
Depfa Bank PLC 1.86%, 09/15/05 (c)	306,423	306,423
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Dorada Finance Inc.
1.61%, 07/29/05 (c) (d)	$254,331	$254,268
Five Finance Inc. 1.79%, 04/29/05 (c) (d)	245,139	245,125
HBOS Treasury Services PLC
1.96%, 04/22/05 (c)	306,423	306,423
K2 USA LLC
1.61%, 07/25/05 (c) (d)	153,212	153,187
1.70%, 06/10/05 (c) (d)	306,423	306,397
1.70%, 09/12/05 (c) (d)	306,423	306,365
1.79%, 10/20/05 (c) (d)	306,423	306,434
Links Finance LLC
1.68%, 04/25/05 (c)	306,423	306,536
1.71%, 04/15/05 (c) (d)	306,423	306,390
National City Bank (Ohio)
1.67%, 08/09/05 (c)	306,423	306,345
1.73%, 06/10/05 (c)	153,212	153,245
1.76%, 06/23/05 (c)	306,423	306,357
Nationwide Building Society 1.96%, 10/28/05 (c) (d)	520,920	520,992
Norddeutsche Landesbank 1.59%, 07/27/05 (c)	306,423	306,335
Northern Rock PLC 1.56%, 01/13/05 (c) (d)	291,102	291,103
Permanent Financing PLC
1.69%, 03/10/05 (c)	306,423	306,423
1.70%, 12/10/04 (c)	153,212	153,212
1.72%, 06/10/05 (c)	137,890	137,890
Sigma Finance Inc.
1.52%, 10/07/04 (c)	306,423	306,422
1.73%, 11/15/04 (c)	306,423	306,420
1.75%, 08/17/05 (c)	153,212	153,223
1.75%, 09/15/05 (c)	383,029	383,063
Tango Finance Corp.
1.66%, 04/07/05 (c) (d)	112,457	112,452
1.66%, 05/17/05 (c) (d)	254,331	254,323
1.70%, 02/25/05 (c) (d)	171,597	171,583
1.72%, 01/18/05 (c) (d)	134,826	134,822
1.81%, 07/25/05 (c) (d)	306,423	306,398
WhistleJacket Capital LLC
1.72%, 07/15/05 (c) (d)	229,817	229,775
1.72%, 09/15/05 (c)	229,817	229,773
1.84%, 06/15/05 (c) (d)	153,212	153,187
White Pine Finance LLC
1.55%, 07/11/05 (c)	76,606	76,599
1.63%, 07/05/05 (c)	153,212	153,186
1.68%, 05/20/05 (c)	137,890	137,882
1.71%, 04/15/05 (c) (d)	229,817	229,793
1.72%, 11/15/04 (c) (d)	183,854	183,854
1.73%, 06/15/05 (c) (d)	125,634	125,634
1.80%, 03/29/05 (c)	131,762	131,747

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
White Pine Finance LLC (Cont.) 1.80%, 08/26/05 (c) (d)	$153,212	$153,184

		12,276,723

COMMERCIAL PAPER (1.27%)
Alpine Securitization Corp.
1.77%, 10/18/04 (c)	269,652	269,427
1.88%, 10/01/04 (c)	306,423	306,423
Amsterdam Funding Corp.
1.72%, 10/14/04 (c)	229,817	229,675
1.73%, 10/18/04 (c)	76,606	76,543
1.78%, 10/26/04 (c)	137,890	137,720
1.78%, 10/27/04 (c)	76,606	76,507
1.78%, 10/28/04 (c)	229,817	229,511
Barton Capital Corp.
1.77%, 10/15/04 (c)	183,854	183,728
1.78%, 10/18/04 (c)	306,423	306,166
1.78%, 10/19/04 (c)	229,817	229,613
Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (c)	153,212	153,124
CRC Funding LLC
1.78%, 11/09/04 (c)	153,212	152,916
Delaware Funding Corp.
1.78%, 10/22/04 (c)	76,606	76,526
1.78%, 10/26/04 (c)	76,606	76,511
1.78%, 10/27/04 (c)	156,751	156,550
Edison Asset Securitization
1.45%, 11/09/04 (c)	306,423	305,942
1.59%, 12/02/04 (c)	306,423	305,584
Eureka Securitization Inc.
1.79%, 11/01/04 (c)	130,184	129,983
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (c)	229,817	229,675
1.78%, 10/22/04 (c)	76,606	76,526
1.78%, 10/26/04 (c)	122,569	122,418
Ford Credit Auto Receivables
1.85%, 01/14/05 (c)	153,212	152,385
GIRO Funding US Corp.
1.55%, 10/15/04 (c)	200,937	200,816
1.78%, 10/27/04 (c)	143,081	142,897
Grampian Funding LLC
1.26%, 10/22/04 (c)	306,423	306,199
1.44%, 10/27/04 (c)	306,423	306,105
1.59%, 11/30/04 (c)	153,212	152,806
1.78%, 10/18/04 (c)	306,423	306,166
Jupiter Securitization Corp.
1.72%, 10/15/04 (c)	383,029	382,773
1.78%, 10/27/04 (c)	153,212	153,015
Liberty Street Funding Corp.
1.79%, 10/20/04 (c)	230,087	229,870
Nationwide Building Society 1.63%, 12/09/04 (c)	254,331	253,537
	Principal amount	Value
SHORT-TERM INVESTMENT (Cont.)

COMMERCIAL PAPER (Cont.)
Park Avenue Receivables Corp.
1.78%, 10/25/04 (c)	$153,212	$153,030
1.78%, 10/28/04 (c)	186,918	186,669
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (c)	612,847	612,466
1.77%, 10/06/04 (c)	306,423	306,348
1.78%, 10/15/04 (c)	153,212	153,106
1.78%, 10/19/04 (c)	76,606	76,538
1.80%, 10/28/04 (c)	230,470	230,159
Prudential Funding LLC 1.60%, 12/01/04 (c)	153,212	152,796
Ranger Funding Co. LLC 1.76%, 10/01/04 (c)	306,423	306,423
Scaldis Capital LLC
1.73%, 10/15/04 (c)	153,212	153,109
Sydney Capital Corp.
1.25%, 10/22/04 (c)	101,978	101,904
1.74%, 10/12/04 (c)	528,795	528,513
UBS Finance (Delaware)
1.11%, 12/17/04 (c)	459,635	458,544
1.88%, 10/01/04 (c)	1,685,328	1,685,328
WhistleJacket Capital LLC 1.26%, 10/20/04 (c)	75,901	75,851

		11,598,421

TIME DEPOSITS (0.69%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (c)	306,423	306,423
1.33%, 02/10/05 (c)	153,212	153,203
1.39%, 02/02/05 (c)	153,212	153,204
1.39%, 04/08/05 (c)	214,496	214,480
1.40%, 10/25/04 (c)	306,423	306,420
Bank of New York
1.39%, 11/01/04 (c)	306,423	306,421
1.60%, 12/03/04 (c)	76,606	76,599
Bank of Nova Scotia
1.13%, 10/06/04 (c)	306,423	306,423
1.24%, 10/07/04 (c)	229,817	229,817
1.42%, 10/29/04 (c)	229,817	229,819
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (c)	229,817	229,817
1.38%, 11/22/04 (c)	76,606	76,607
1.40%, 10/29/04 (c)	306,423	306,423
HBOS Treasury Services PLC 1.24%, 04/01/05 (c)	196,111	196,102
National City Bank (Ohio) 1.25%, 01/06/05 (c)	306,423	306,427
Nordea Bank PLC 2.11%, 06/07/05 (c) 1/4	306,423	306,382
SunTrust Bank 1.88%, 10/01/04 (c)	1,225,693	1,225,693

See accompanying notes to schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (Cont.)
Toronto-Dominion Bank
1.22%, 03/23/05 (c)	$536,241	$536,196
1.34%, 02/10/05 (c)	122,569	122,563
1.41%, 11/01/04 (c)	229,817	229,816
1.77%, 05/10/05 (c)	153,212	153,202
1.78%, 10/29/04 (c)	153,212	153,212
1.90%, 05/11/05 (c)	153,212	153,202

		6,278,451

REPURCHASE AGREEMENTS (0.64%)
Banc of America Securities LLC 1.90%, 10/01/04 (c) (f)	919,270	919,270
Bank of America N.A. 1.90%, 10/01/04 (c) (f)	2,144,963	2,144,963
Goldman Sachs & Co. 1.90%, 10/01/04 (c) (f)	1,991,751	1,991,751
Lehman Brothers Inc. 1.90%, 10/01/04 (c) (f)	796,700	796,700

		5,852,684

U.S. GOVERNMENT AGENCY NOTES (0.12%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (c)	214,496	214,866
1.80%, 01/18/05 (c)	142,487	141,710
1.80%, 01/19/05 (c)	153,212	152,369
2.06%, 05/31/05 (c)	152,761	150,646
Federal National Mortgage Association 2.33%, 07/22/05 (c)	459,635	450,908

		1,110,499

MEDIUM-TERM NOTES (0.11%)
CC USA Inc.
1.29%, 04/15/05 (c) (d)	306,423	306,407
1.51%, 02/15/05 (c) (d)	199,175	199,291
Dorada Finance Inc. 1.48%, 01/18/05 (c) (d)	229,817	229,814
K2 USA LLC 1.46%, 01/12/05 (c) (d)	153,212	153,207
WhistleJacket Capital LLC 1.32%, 02/04/05 (c) (d)	76,606	76,601

		965,320

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

U.S. TREASURY OBLIGATIONS (0.04%)
U.S. Treasury Bill 1.67% (g), 12/23/04 (h)	$400,000	$398,472

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,569,969)		53,569,977

TOTAL INVESTMENTS IN SECURITIES (106.81%)
(Cost: $970,792,958) (i)		975,941,073
Other Assets, Less Liabilities (-6.81%)		(62,244,606)

NET ASSETS (100.00%)		$913,696,467

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(d)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(f)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(g)	Yield to maturity.
(h)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(i)	As of September 30, 2004, the cost of investments for federal income tax purposes was $978,505,063. Net unrealized depreciation on securities based on tax cost was $2,563,990, resulting from gross unrealized appreciation on securities of $44,707,904 and gross unrealized depreciation on securities of $47,271,894.

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Principal amount	Value
CORPORATE BONDS & NOTES (19.17%)

AEROSPACE & DEFENSE (0.07%)
Armor Holdings Inc. 8.25%, 08/15/13	$500,000	$551,250

AIRLINES (0.07%)
America West Airlines 10.75%, 09/01/05 (a)	500,000	490,625

APPAREL (0.21%)
Nike Inc. 5.50%, 08/15/06	1,000,000	1,045,457
Russell Corp. 9.25%, 05/01/10	500,000	542,500

		1,587,957

AUTO MANUFACTURERS (0.84%)
DaimlerChrysler NA Holdings
4.05%, 06/04/08	3,000,000	3,026,889
4.75%, 01/15/08	1,000,000	1,029,881
6.50%, 11/15/13	2,000,000	2,170,020

		6,226,790

AUTO PARTS & EQUIPMENT (0.14%)
Keystone Automotive Operations Inc. 9.75%, 11/01/13	500,000	537,500
Tenneco Automotive Inc. 11.63%, 10/15/09	500,000	527,500

		1,065,000

BANKS (1.09%)
Bank of America Corp. 3.25%, 08/15/08	2,000,000	1,973,882
Bank One Corp. 5.50%, 03/26/07	3,745,000	3,948,956
Wachovia Corp. 7.50%, 07/15/06	2,000,000	2,163,474

		8,086,312

CHEMICALS (0.58%)
Dow Chemical Co. 5.97%, 01/15/09	3,000,000	3,222,723
Equistar Chemicals Funding 10.63%, 05/01/11	500,000	570,000
Huntsman ICI Chemicals 10.13%, 07/01/09 (a)	500,000	525,000

		4,317,723

COMMERCIAL SERVICES (0.03%)
United Rentals NA Inc. 7.75%, 11/15/13 (a)	250,000	234,375

DISTRIBUTION & WHOLESALE (0.07%)
Wesco Distribution Inc. 9.13%, 06/01/08	500,000	515,625

	Principal amount	Value
CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (4.66%)
Alamosa Delaware Inc. 8.50%, 01/31/12	$500,000	$506,250
Countrywide Home Loans Inc. 5.50%, 02/01/07	3,000,000	3,145,425
5.63%, 05/15/07	1,500,000	1,581,687
Ford Motor Credit Co. 5.80%, 01/12/09	5,500,000	5,700,700
6.88%, 02/01/06	2,000,000	2,092,844
General Electric Capital Corp. 2.80%, 01/15/07	6,500,000	6,460,090
General Motors Acceptance Corp. 6.13%, 01/22/08	500,000	526,306
6.75%, 01/15/06 (a)	1,000,000	1,043,091
Global Cash Acceptance LLC 8.75%, 03/15/12	500,000	530,000
Goldman Sachs Group Inc. 3.88%, 01/15/09 (a)	3,000,000	3,003,021
Household Finance Corp. 4.13%, 12/15/08 (a)	2,000,000	2,022,802
JP Morgan Chase & Co. 5.25%, 05/30/07	4,000,000	4,203,440
Morgan Stanley 5.80%, 04/01/07 (a)	3,000,000	3,183,714
Technical Olympic USA Inc. 9.00%, 07/01/10	500,000	547,500

		34,546,870

ELECTRIC (1.11%)
AES Corp. 8.75%, 05/15/13(b)	500,000	563,750
Constellation Energy Group Inc. 7.00%, 04/01/12	1,500,000	1,698,583
Edison Mission Energy 10.00%, 08/15/08 (a)	500,000	585,000
Pacific Gas & Electric Corp. 3.60%, 03/01/09	1,300,000	1,284,837
4.80%, 03/01/14	1,850,000	1,836,247
Reliant Energy Inc. 9.25%, 07/15/10	500,000	536,875
TXU Energy Co. 7.00%, 03/15/13	1,500,000	1,693,625

		8,198,917

ELECTRICAL COMPONENTS & EQUIPMENT (0.07%)
Rayovac Corp. 8.50%, 10/01/13	500,000	542,500

ENTERTAINMENT (0.21%)
Gaylord Entertainment Co. 8.00%, 11/15/13	500,000	526,250

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
CORPORATE BONDS & NOTES (Cont.)

ENTERTAINMENT (Cont.)
Penn National Gaming Inc. 6.88%, 12/01/11	$500,000	$515,000
Pinnacle Entertainment Inc. 8.25%, 03/15/12	500,000	501,250

		1,542,500

FOOD (0.31%)
Ahold Finance USA Inc. 8.25%, 07/15/10	500,000	563,750
Del Monte Corp. 8.63%, 12/15/12	500,000	556,250
SUPERVALU Inc. 7.88%, 08/01/09	1,000,000	1,147,235

		2,267,235

FOREST PRODUCTS & PAPER (0.80%)
Georgia Pacific Corp. 8.13%, 05/15/11	500,000	577,500
Weyerhaeuser Co.
6.13%, 03/15/07	5,000,000	5,322,485

		5,899,985

HEALTH CARE-SERVICES (0.64%)
Humana Inc. 7.25%, 08/01/06	1,000,000	1,067,517
UnitedHealth Group Inc. 3.30%, 01/30/08	3,665,000	3,641,397

		4,708,914

HOME BUILDERS (0.07%)
D.R. Horton Inc. 6.88%, 05/01/13	500,000	546,250

INSURANCE (1.35%)
AIG SunAmerica Global Finance IX 5.10%, 01/17/07 (b)	5,000,000	5,213,000
Allstate Financial Global Funding 2.50%, 06/20/08 (b)	4,970,000	4,773,779

		9,986,779

IRON & STEEL (0.13%)
International Steel Group Inc. 6.50%, 04/15/14 (b)	500,000	500,000
United States Steel LLC 9.75%, 05/15/10	420,000	480,900

		980,900

LODGING (0.62%)
Harrah’s Operating Co. Inc. 5.50%, 07/01/10 (b)	1,750,000	1,808,230
	Principal amount	Value
CORPORATE BONDS & NOTES (Cont.)

Lodging (Cont.)
Marriott International Inc. 7.00%, 01/15/08	$2,530,000	$2,763,572

		4,571,802

MACHINERY (0.07%)
Columbus McKinnon Corp. 10.00%, 08/01/10	500,000	550,000

MANUFACTURING (0.42%
Tyco International Group SA 6.38%, 02/15/06	3,000,000	3,136,287

MEDIA (0.53%
Charter Communications Holdings LLC 8.63%, 04/01/09	500,000	388,750
Cox Communications Inc. 7.75%, 08/15/06	1,000,000	1,072,702
CSC Holdings Inc. 7.63%, 04/01/11	500,000	526,875
Dex Media East LLC 12.13%, 11/15/12	325,000	404,625
Walt Disney Co. (The) 6.75%, 03/30/06	1,000,000	1,053,970
XM Satellite Radio Inc. 7.19%, 05/01/09	500,000	508,750

		3,955,672

OFFICE & BUSINESS EQUIPMENT (0.08%)
Xerox Corp. 9.75%, 01/15/09	500,000	582,500

OIL & GAS (1.13%)
Chesapeake Energy Corp. 6.88%, 01/15/16	500,000	522,500
Devon Financing Corp. ULC 6.88%, 09/30/11	2,000,000	2,256,534
Enterprise Products Operating LP 4.63%, 10/15/09 (b)	2,000,000	2,016,610
Pemex Project Funding Master Trust 8.50%, 02/15/08	1,000,000	1,123,750
Pioneer Natural Resources Co. 6.50%, 01/15/08	680,000	737,113
Valero Energy Corp. 6.88%, 04/15/12	1,500,000	1,688,946

		8,345,453

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
CORPORATE BONDS & NOTES (Cont.)

OIL & GAS SERVICES (0.07%)
Halliburton Co. 6.00%, 08/01/06	$500,000	$522,269

PACKAGING & CONTAINERS (0.08%)
Stone Container Corp. 9.75%, 02/01/11	500,000	553,750

PIPELINES (0.15%)
ANR Pipeline Co. 8.88%, 03/15/10	500,000	562,500
Utilicorp United Inc. 7.63%, 11/15/09 (a)	500,000	512,500

		1,075,000

REAL ESTATE INVESTMENT TRUSTS (0.51%)
Omega Healthcare Investors Inc. 7.00%, 04/01/14 (b)	500,000	507,500
Simon Property Group LP 6.38%, 11/15/07	3,000,000	3,244,506

		3,752,006

RETAIL (0.73%)
Denny’s Corp./Holdings Inc. 10.00%, 10/01/12 (b)	500,000	501,895
May Department Stores Co. (The) 3.95%, 07/15/07 (b)	1,750,000	1,763,633
Saks Inc. 7.00%, 12/01/13	250,000	255,000
Star Gas Partners LP 10.25%, 02/15/13	500,000	547,500
Tricon Global Restaurants
7.65%, 05/15/08	1,000,000	1,128,248
8.88%, 04/15/11	1,000,000	1,243,359

		5,439,635

TELECOMMUNICATIONS (2.06%)
American Tower Corp. 9.38%, 02/01/09	422,000	447,320
AT&T Wireless Services Inc. 7.35%, 03/01/06	1,000,000	1,061,902
France Telecom SA 8.20%, 03/01/06	500,000	534,123
Motorola Inc. 4.61%, 11/16/07	4,000,000	4,109,760
NTL Cable PLC 8.75%, 04/15/14 (b)	500,000	541,250
Qwest Services Corp. 13.50%, 12/15/07 (a) (b)	500,000	568,750
Sprint Capital Corp. 8.38%, 03/15/12	2,000,000	2,422,272
	Principal amount	Value
CORPORATE BONDS & NOTES (Cont.)

TELECOMMUNICATIONS (Cont.)
Verizon New York Inc. Class A 6.88%, 04/01/12	$5,000,000	$5,560,165

		15,245,542

TRANSPORTATION (0.27%)
FedEx Corp. 2.65%, 04/01/07	2,000,000	1,967,304

TOTAL CORPORATE BONDS & NOTES
(Cost: $142,053,179)		141,993,727

COLLATERALIZED MORTGAGE OBLIGATIONS (4.98%)
MORTGAGE-BACKED SECURITIES (4.98%)
Bank of America Alternative Loan Trust, Series 2003-5, Class 2A1 5.00%, 07/25/18	5,142,797	5,129,106
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1 5.00%, 08/25/19 (c)	6,251,304	6,424,869
IndyMac Home Equity Loan Asset-Backed Trust, Series 2000-B, Class MV2 2.89%, 06/25/30	1,237,255	1,220,752
Long Beach Mortgage Loan Trust, Series 2001-1, Class M2 2.82%, 04/21/31	2,650,000	2,647,364
Master Asset Securitization Trust 0.00%, 11/25/34 (c)	1,000,000	999,902
Master Asset Securitization Trust, Series 2003-10, Class 3A1 5.50%, 11/25/33	10,708,447	10,784,884
Master Asset Securitization Trust, Series 2003-5, Class 4A4 5.50%, 06/25/33	3,957,646	4,025,339
Residential Funding Mortgage Securities I, Series 2003-S15, Class A1 4.50%, 08/25/18	2,714,733	2,714,771
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-10, Class A1 4.50%, 09/25/18	3,001,072	2,964,065

		36,911,052

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $36,199,095)		36,911,052

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
FOREIGN GOVERNMENT NOTES (0.56%) (j)
United Mexican States 8.38%, 01/14/11	$3,500,000	$4,103,750

TOTAL FOREIGN GOVERNMENT NOTES
(Cost: $ 4,146,174)		4,103,750

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (61.16%)
MORTGAGE-BACKED SECURITIES (37.17%)
Federal Home Loan Mortgage Corp.
4.00%, 01/15/19 (c)	3,000,000	3,042,830
5.00%, 10/01/19 (d)	15,700,000	15,940,398
5.00%, 10/01/33	10,266,502	10,198,287
5.00%, 03/01/34	5,682,980	5,633,867
5.00%, 05/01/34	462,701	458,702
5.50%, 10/01/34 (d)	17,000,000	17,228,446
6.00%, 08/01/34	42,267,340	43,704,793
6.50%, 05/01/34	15,913,346	16,710,728
Federal National Mortgage Association
4.00%, 04/15/20	1,860,656	1,882,408
4.50%, 12/25/12	1,528,000	1,552,042
5.00%, 06/15/16	10,200,000	10,515,092
5.00%, 10/01/19 (d)	9,700,000	9,851,562
5.00%, 05/15/22	29,500,000	30,442,761
5.00%, 03/01/34	8,762,425	8,692,635
5.00%, 10/01/34 (d)	10,500,000	10,388,437
5.50%, 10/01/19 (d)	12,900,000	13,327,313
5.50%, 07/01/33	33,353,681	33,868,419
5.50%, 01/01/34	11,212,914	11,385,960
5.50%, 10/01/34 (d)	12,400,000	12,562,750
6.50%, 09/01/34	17,161,431	18,016,174

		275,403,604

U.S. GOVERNMENT SECURITIES (23.99%)
U.S. Treasury Bonds
5.38%, 02/15/31 (a)	45,600,000	48,849,000
6.13%, 08/15/29	5,100,000	5,943,693
6.25%, 08/15/23	2,250,000	2,627,402
U.S. Treasury Notes
1.63%, 02/28/06 (e)	100,000	98,981
2.63%, 05/15/08 (e)	398,000	392,170
3.13%, 04/15/09 (a) (e)	1,445,000	1,435,235
3.38%, 11/15/08 (a)	50,000,000	50,353,500
4.00%, 02/15/14 (a)	68,600,000	68,069,448

		177,769,429

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost: $ 453,868,400)		453,173,033

	Principal amount	Value
SHORT-TERM INVESTMENTS (49.72%)

COMMERCIAL PAPER (7.91%)
Alpine Securitization Corp.
1.77%, 10/18/04 (f)	$991,073	$990,245
1.88%, 10/01/04 (f)	1,126,219	1,126,219
Amsterdam Funding Corp.
1.72%, 10/14/04 (f)	844,664	844,140
1.73%, 10/18/04 (f)	281,555	281,325
1.78%, 10/26/04 (f)	506,799	506,172
1.78%, 10/27/04 (f)	281,555	281,193
1.78%, 10/28/04 (f)	844,664	843,537
Barton Capital Corp.
1.77%, 10/15/04 (f)	675,732	675,266
1.78%, 10/18/04 (f)	1,126,219	1,125,275
1.78%, 10/19/04 (f)	844,664	843,913
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (f)	563,110	562,787
CRC Funding LLC 1.78%, 11/09/04 (f)	563,110	562,024
Delaware Funding Corp.
1.78%, 10/05/04 (b)	6,000,000	5,998,813
1.78%, 10/22/04 (f)	281,555	281,262
1.78%, 10/26/04 (f)	281,555	281,207
1.78%, 10/27/04 (f)	576,117	575,377
Edison Asset Securitization
1.45%, 11/09/04 (f)	1,126,219	1,124,450
1.59%, 12/02/04 (f)	1,126,219	1,123,135
Eureka Securitization Inc. 1.79%, 11/01/04 (f)	478,474	477,737
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (f)	844,664	844,140
1.78%, 10/22/04 (f)	281,555	281,262
1.78%, 10/26/04 (f)	450,488	449,931
1.78%, 10/27/04 (b)	5,000,000	4,993,572
Ford Credit Auto Receivables 1.85%, 01/14/05 (f)	563,110	560,072
GIRO Funding US Corp.
1.55%, 10/15/04 (f)	738,518	738,073
1.78%, 10/27/04 (f)	525,877	525,201
Grampian Funding LLC
1.26%, 10/22/04 (f)	1,126,219	1,125,395
1.44%, 10/27/04 (f)	1,126,219	1,125,048
1.59%, 11/30/04 (f)	563,110	561,618
1.78%, 10/18/04 (f)	1,126,219	1,125,273
Jupiter Securitization Corp.
1.72%, 10/15/04 (f)	1,407,774	1,406,832
1.78%, 10/27/04 (f)	563,110	562,386
Liberty Street Funding Corp. 1.79%, 10/20/04 (f)	845,656	844,857
Nationwide Building Society 1.63%, 12/09/04 (f)	934,762	931,842
Park Avenue Receivables Corp.
1.78%, 10/25/04 (f)	563,110	562,441
1.78%, 10/28/04 (f)	686,994	686,077

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (f)	$2,252,439	$2,251,040
1.77%, 10/06/04 (f)	1,126,219	1,125,942
1.78%, 10/15/04 (f)	563,110	562,720
1.78%, 10/19/04 (f)	281,555	281,304
1.80%, 10/28/04 (f)	847,063	845,920
Prudential Funding LLC 1.60%, 12/01/04 (f)	563,110	561,583
Ranger Funding Co. LLC 1.76%, 10/01/04 (f)	1,126,219	1,126,219
Scaldis Capital LLC 1.73%, 10/15/04 (f)	563,110	562,731
Solitaire Funding Ltd. 1.79%, 10/28/04 (b)	5,000,000	4,993,288
Sydney Capital Corp.
1.25%, 10/22/04 (f)	374,806	374,532
1.74%, 10/12/04 (f)	1,943,517	1,942,483
UBS Finance (Delaware)
1.11%, 12/17/04 (f)	1,689,329	1,685,318
1.88%, 10/01/04 (f)	6,194,206	6,194,206
WhistleJacket Capital LLC 1.26%, 10/20/04 (f)	278,965	278,780

		58,614,163

FLOATING RATE NOTES (6.09%)
Bank of Nova Scotia 1.76%, 09/26/05 (f)	281,555	281,432
Beta Finance Inc.
1.63%, 05/04/05 (b) (f)	675,732	675,652
1.69%, 10/12/04 (b) (f)	563,110	563,108
1.80%, 03/15/05 (b) (f)	563,110	563,316
1.89%, 09/23/05 (b) (f)	1,013,597	1,013,201
1.89%, 09/27/05 (b) (f)	900,975	900,619
2.04%, 10/27/05 (b) (f)	1,069,908	1,071,168
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (f)	1,689,329	1,688,805
CC USA Inc.
1.61%, 07/29/05 (b) (f)	1,126,219	1,125,936
1.63%, 05/04/05 (b) (f)	1,126,219	1,126,087
Den Danske Bank NY
1.68%, 08/12/05 (f)	1,126,219	1,125,928
1.77%, 08/26/05 (f)	1,126,219	1,125,915
Depfa Bank PLC 1.86%, 09/15/05 (f)	1,126,219	1,126,219
Dorada Finance Inc. 1.61%, 07/29/05 (b) (f)	934,762	934,530
Five Finance Inc. 1.79%, 04/29/05 (b) (f)	900,975	900,924
HBOS Treasury Services PLC 1.96%, 04/22/05 (f)	1,126,219	1,126,219
K2 USA LLC 1.61%, 07/25/05 (b) (f)	563,110	563,018
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
K2 USA LLC (Cont.)
1.70%, 06/10/05 (b) (f)	$1,126,219	$1,126,124
1.70%, 09/12/05 (b) (f)	1,126,219	1,126,007
1.79%, 10/20/05 (b) (f)	1,126,219	1,126,260
Links Finance LLC
1.68%, 04/25/05 (f)	1,126,219	1,126,634
1.71%, 04/15/05 (b) (f)	1,126,219	1,126,098
National City Bank (Ohio)
1.67%, 08/09/05 (f)	1,126,219	1,125,930
1.73%, 06/10/05 (f)	563,110	563,231
1.76%, 06/23/05 (f)	1,126,219	1,125,974
Nationwide Building Society
1.96%, 10/28/05 (b) (f)	1,914,573	1,914,840
Norddeutsche Landesbank
1.59%, 07/27/05 (f)	1,126,219	1,125,895
Northern Rock PLC
1.56%, 01/13/05 (b) (f)	1,069,908	1,069,908
Permanent Financing PLC
1.69%, 03/10/05 (f)	1,126,219	1,126,219
1.70%, 12/10/04 (f)	563,110	563,110
1.72%, 06/10/05 (f)	506,799	506,799
Sigma Finance Inc.
1.52%, 10/07/04 (f)	1,126,219	1,126,216
1.73%, 11/15/04 (f)	1,126,219	1,126,209
1.75%, 08/17/05 (f)	563,110	563,153
1.75%, 09/15/05 (f)	1,407,774	1,407,897
Tango Finance Corp.
1.66%, 04/07/05 (b) (f)	413,322	413,301
1.66%, 05/17/05 (b) (f)	934,762	934,733
1.70%, 02/25/05 (b) (f)	630,683	630,632
1.72%, 01/18/05 (b) (f)	495,536	495,522
1.81%, 07/25/05 (b) (f)	1,126,219	1,126,128
WhistleJacket Capital LLC
1.72%, 07/15/05 (b) (f)	844,664	844,529
1.72%, 09/15/05 (f)	844,664	844,503
1.84%, 06/15/05 (b) (f)	563,110	563,019
White Pine Finance LLC
1.55%, 07/11/05 (f)	281,555	281,530
1.63%, 07/05/05 (f)	563,110	563,016
1.68%, 05/20/05 (f)	506,799	506,767
1.71%, 04/15/05 (b) (f)	844,664	844,574
1.72%, 11/15/04 (b) (f)	675,732	675,732
1.73%, 06/15/05 (b) (f)	461,750	461,750
1.80%, 03/29/05 (f)	484,274	484,221
1.80%, 08/26/05 (b) (f)	563,110	563,008

		45,121,546

MEDIUM-TERM NOTES (0.48%)
CC USA Inc.
1.29%, 04/15/05 (b) (f)	1,126,219	1,126,159
1.51%, 02/15/05 (b) (f)	732,043	732,470
Dorada Finance Inc. 1.48%, 01/18/05 (b) (f)	844,664	844,652

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
K2 USA LLC 1.46%, 01/12/05 (b) (f)	$563,110	$563,094
WhistleJacket Capital LLC 1.32%, 02/04/05 (b) (f)	281,555	281,535

		3,547,910

MONEY MARKET FUNDS (28.68%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares(f) (g)	4,504,877	4,504,877
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares(f) (g)	194,339,523	194,339,523
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares(f) (g)	12,388,412	12,388,412
BlackRock Temp Cash Money Market Fund (f)	466,996	466,996
Short-Term Investment Co. -Prime Money Market Portfolio, Institutional Shares (f)	756,637	756,637

		212,456,445

REPURCHASE AGREEMENTS (2.90%)
Banc of America Securities LLC 1.90%, 10/01/04 (f) (h)	$3,378,658	3,378,658
Bank of America N.A. 1.90%, 10/01/04 (f) (h)	7,883,535	7,883,535
Goldman Sachs & Co. 1.90%, 10/01/04 (f) (h)	7,320,425	7,320,425
Lehman Brothers Inc. 1.90%, 10/01/04 (f) (h)	2,928,170	2,928,170

		21,510,788

TIME DEPOSITS (3.11%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (f)	1,126,219	1,126,219
1.33%, 02/10/05 (f)	563,110	563,079
1.39%, 02/02/05 (f)	563,110	563,081
1.39%, 04/08/05 (f)	788,354	788,293
1.40%, 10/25/04 (f)	1,126,219	1,126,208
Bank of New York
1.39%, 11/01/04 (f)	1,126,219	1,126,210
1.60%, 12/03/04 (f)	281,555	281,530
Bank of Nova Scotia
1.13%, 10/06/04 (f)	1,126,219	1,126,219
1.24%, 10/07/04 (f)	844,664	844,663
1.42%, 10/29/04 (f)	844,664	844,669
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (f)	844,664	844,662
1.38%, 11/22/04 (f)	281,555	281,558
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (Cont.)
Canadian Imperial Bank of Commerce (Cont.) 1.40%, 10/29/04 (f)	$1,126,219	$1,126,217
HBOS Treasury Services PLC 1.24%, 04/01/05 (f)	720,780	720,744
National City Bank (Ohio) 1.25%, 01/06/05 (f)	1,126,219	1,126,234
Nordea Bank PLC 2.11%, 06/07/05 (f)	1,126,219	1,126,067
SunTrust Bank 1.88%, 10/01/04 (f)	4,504,877	4,504,877
Toronto-Dominion Bank
1.22%, 03/23/05 (f)	1,970,884	1,970,720
1.34%, 02/10/05 (f)	450,488	450,463
1.41%, 11/01/04 (f)	844,664	844,657
1.77%, 05/10/05 (f)	563,110	563,076
1.78%, 10/29/04 (f)	563,110	563,110
1.90%, 05/11/05 (f)	563,110	563,076

		23,075,632

See accompanying notes to schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
U.S. GOVERNMENT AGENCY NOTES (0.55%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (f)	$788,354	$789,709
1.80%, 01/18/05 (f)	523,692	520,838
1.80%, 01/19/05 (f)	563,110	560,013
2.06%, 05/31/05 (f)	561,454	553,679
Federal National Mortgage Association 2.33%, 07/22/05 (f)	1,689,329	1,657,253

		4,081,492

TOTAL SHORT-TERM INVESTMENTS
(Cost: $368,407,976)		368,407,976

TOTAL INVESTMENTS IN SECURITIES (135.59%)
(Cost: $1,004,674,824 (i)		1,004,589,538
Other Assets, Less Liabilities (-35.59%)		(263,671,939)

NET ASSETS (100.00%)		$740,917,599

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	These U.S. Treasury Notes are held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(h)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(i)	As of September 30, 2004, the cost of investments for federal income tax purposes was $1,002,902,951. Net unrealized appreciation on securities based on tax cost was $1,686,587, resulting from gross unrealized appreciation on securities of $4,165,060 and gross unrealized depreciation on securities of $2,478,473.
(j)	Investment is denominated in U.S. dollars.

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (96.60%)

AUSTRALIA (4.83%)
Alumina Ltd.	14,777	$60,155
Amcor Ltd.	9,971	51,858
AMP Ltd.	20,807	93,896
Ansell Ltd.	1,967	12,595
Aristocrat Leisure Ltd.	3,372	18,929
Australia and New Zealand Banking Group Ltd.	21,005	289,389
Australian Gas & Light Co. Ltd.	5,029	48,631
Australian Stock Exchange Ltd.	1,448	17,096
AXA Asia Pacific Holdings Ltd.	7,605	21,869
BHP Billiton Ltd.	43,745	455,021
BHP Steel	8,845	55,740
Boral Ltd.	6,639	33,134
Brambles Industries Ltd. (a)	11,037	56,602
Coca-Cola Amatil Ltd.	5,089	25,877
Cochlear Ltd.	673	11,627
Coles Myer Ltd.	12,269	83,094
Commonwealth Bank of Australia	14,440	315,776
Commonwealth Property Office Fund	14,203	12,654
Computershare Ltd.	4,261	12,562
CSL Ltd.	2,242	46,121
CSR Ltd.	12,165	21,589
Deutsche Office Trust	9,543	8,088
Foster’s Group Ltd.	24,203	82,924
Futuris Corp. Ltd. (a)	6,792	9,348
Gandel Retail Trust	13,996	15,714
General Property Trust	23,330	62,358
Harvey Normand Holdings Ltd.	6,411	13,699
Iluka Resources Ltd.	2,284	8,040
ING Industrial Fund	7,000	9,938
Insurance Australia Group Ltd.	17,527	66,018
Investa Property Group	18,355	26,591
James Hardie Industries NV	5,154	21,504
John Fairfax Holdings Ltd.	9,617	25,844
Leighton Holdings Ltd. (a)	1,701	11,804
Lend Lease Corp. Ltd.	4,076	33,717
Macquarie Bank Ltd.	2,366	62,246
Macquarie Goodman Industrial Trust	23,189	30,235
Macquarie Infrastructure Group	24,239	65,665
Mayne Group Ltd.	7,357	21,050
Mirvac Group	9,244	29,127
National Australia Bank Ltd.	17,358	339,227
Newcrest Mining Ltd.	3,795	41,756
News Corp. Ltd.	15,516	128,237
OneSteel Ltd.	5,241	11,541
Orica Ltd.	2,933	36,754
Origin Energy Ltd.	7,293	32,066
Pacific Brands Ltd.	5,827	12,198
PaperlinX Ltd.	5,137	19,833
Patrick Corp. Ltd. (a)	7,049	28,849
Perpetual Trustees Australia Ltd.	443	16,080
Prime Retail Group (b)	6,716	22,280
Publishing & Broadcasting Ltd.	1,440	14,290
	Shares	Value
COMMON STOCKS (Cont.)

AUSTRALIA (Cont.)
QBE Insurance Group Ltd. (a)	8,013	$76,035
Rinker Group Ltd.	11,617	72,619
Rio Tinto Ltd.	3,525	96,950
Santos Ltd.	6,090	32,423
Sonic Healthcare Ltd.	2,687	19,366
Southcorp Ltd. (b)	7,519	18,354
Stockland Trust Group	15,373	63,361
Suncorp-Metway Ltd.	6,036	66,894
TABCORP Holdings Ltd.	5,827	64,371
Telstra Corp. Ltd.	26,113	87,955
Toll Holdings Ltd.	3,390	28,411
Transurban Group	5,702	22,427
Wesfarmers Ltd.	4,442	102,962
Westfield Group (b)	16,068	177,027
Westpac Banking Corp.	20,246	260,014
WMC Resources Ltd.	12,545	48,706
Woodside Petroleum Ltd.	5,601	79,113
Woolworths Ltd.	11,749	115,911

		4,484,135

AUSTRIA (0.31%)
Bank Austria Creditanstalt AG	467	33,119
Boehler-Uddeholm AG	121	11,172
Erste Bank der Oesterreichischen Sparkassen AG	1,298	54,006
Flughafen Wien AG	104	6,329
Immofinanz Immobillien Anlagen AG (b)	2,990	24,805
Mayr-Melnhof Karton AG	48	6,737
Oesterreichische Elektrizitaetswirtschafts AG Class A	100	17,436
OMV AG	144	33,176
RHI AG (a) (b)	193	4,267
Telekom Austria AG	3,081	43,164
VA Technologie AG (b)	142	8,377
Voest-Alpine AG	294	16,665
Wienberger AG (a)	631	23,668

		282,921

BELGIUM (1.27%)
AGFA Gevaert NV	1,114	32,307
Barco NV (a)	165	14,181
Bekaert NV	182	11,359
Belgacom SA (b)	1,763	63,149
Cofinimmo	61	8,675
Colruyt SA	226	31,718
Colruyt SA Rights (b)	226	300
Compagnie Maritime Belge SA	59	10,230
Delhaize-Le Lion SA (a)	777	49,361
Dexia Group (a)	7,220	134,867
D’Ieteren NV SA (a)	31	5,737
Electrabel SA (a)	320	114,979
Fortis	13,529	321,946

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

BELGIUM (Cont.)
Groupe Bruxelles Lambert SA	776	$54,117
InBev	1,934	64,470
KBC Bankverzekeringsholding NV (a)	1,256	81,741
Mobistar SA (b)	307	21,924
Omega Pharma SA	239	11,684
Solvay SA (a)	738	68,286
UCB SA	1,074	57,185
Umicore Mines SA	302	22,036

		1,180,252

DENMARK (0.80%)
AP Moller - Maersk A/S	13	99,589
Bang & Olufsen A/S Class B	120	6,990
Carlsberg A/S Class B	333	15,562
Coloplast A/S	133	12,852
Danisco A/S	677	35,705
Danske Bank A/S	5,307	139,504
De Sammensluttede Vognmaend	201	10,618
East Asiatic Co. Ltd. A/S (The) (a)	185	8,151
FLS Industries A/S Class B (b)	535	6,608
GN Store Nord A/S	2,349	23,719
H. Lundbeck A/S (a)	813	14,722
ISS A/S	468	24,800
Kobenhavns Lufthavne A/S	56	8,533
NKT Holding A/S	220	5,030
Novo Nordisk A/S Class B	2,998	164,120
Novozymes A/S Class B	627	28,255
TDC A/S	2,115	74,835
Topdanmark A/S (a) (b)	281	18,056
Vestas Wind Systems A/S (b)	1,792	25,946
William Demant Holding (b)	358	15,804

		739,399

FINLAND (1.36%)
Amer Group Ltd.	283	13,356
Elisa OYJ Class A (b)	1,543	20,410
Fortum OYJ	3,943	55,094
KCI Konecranes OYJ	208	8,086
Kesko OYJ Class B	699	15,297
Kone Corp. Class B	387	23,312
Metso Corp. (a)	1,231	15,794
Nokia OYJ	54,565	750,889
Nokian Renkaat OYJ (a)	84	9,129
Orion-Yhtyma OYJ Class B (a)	848	11,585
Outokumpu OYJ (a)	1,113	19,076
Pohjola Group PLC Class D	837	8,628
Rautaruukki OYJ	830	8,092
Sampo OYJ Class A	3,900	43,110
Stora Enso OYJ Class R	7,482	101,104
TietoEnator OYJ	953	27,602
UPM-Kymmene OYJ	5,902	112,373
Uponor OYJ	251	8,875
	Shares	Value
COMMON STOCKS (Cont.)

FINLAND (Cont.)
Wartsila OYJ Class B	318	$7,504

		1,259,316

FRANCE (9.03%)
Accor SA (a)	2,219	86,483
Air France (a)	1,396	21,985
Alcatel SA (a) (b)	14,137	165,222
Alstom (b)	54,006	32,196
Arcelor (a)	5,437	100,481
Atos Origin SA (b)	492	27,162
Autoroutes du Sud de la France SA (a)	849	38,804
AXA (a)	16,340	330,594
BIC SA (a)	368	16,957
BNP Paribas SA (a)	9,271	598,758
Bouygues SA (a)	2,403	90,133
Business Objects SA (a) (b)	887	20,491
Cap Gemini SA (a) (b)	1,371	32,234
Carrefour SA	6,670	313,720
CNP Assurances	389	25,268
Compagnie de Saint-Gobain SA	3,623	185,975
Compagnie Generale des Etablissements Michelin Class B	1,703	86,551
Credit Agricole SA (a)	7,685	209,603
Dassault Systemes SA	610	28,502
Essilor International SA	1,166	74,943
Etablissements Economiques du Casino Guichard-Perrachon SA (a)	375	28,597
European Aeronautic Defence and Space Co.	2,931	77,648
France Telecom SA	12,809	319,130
Gecina SA	338	28,546
Groupe Danone (a)	2,753	216,437
Hermes International (a)	110	20,862
Imerys SA (a)	328	21,815
Klepierre	274	19,806
Lafarge SA (a)	1,920	167,998
Lagardere S.C.A. (a)	1,443	89,503
L’Air Liquide SA (a)	1,266	198,591
L’Oreal SA (a)	3,570	233,890
LVMH Moet Hennessy Louis Vuitton SA (a)	2,831	188,991
Pernod-Ricard SA (a)	604	80,193
Pinault-Printemps-Redoute SA (a)	765	70,262
PSA Peugeot Citroen (a)	2,037	125,486
Publicis Groupe (a)	1,486	42,541
Renault SA (a)	2,124	173,713
Sagem SA	198	18,900
Sanofi-Aventis (a)	10,570	766,672
Schneider Electric SA	2,510	162,262
Societe Generale Class A (a)	3,789	335,298
Societe Television Francaise (a)	1,403	39,799
Sodexho Alliance SA (a)	1,041	27,539

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

FRANCE (Cont.)
STMicroelectronics NV (a)	6,986	$120,431
Suez SA (a)	9,336	200,135
Technip-Coflexip SA (a)	208	33,584
Thales/Ex Thomson CSF (a)	903	30,057
Thomson SA	2,704	56,622
Total SA (a)	6,828	1,390,782
Union du Credit Bail Immobilier (a)	492	59,243
Valeo SA	917	33,575
Veolia Environment	3,217	92,576
Vinci SA (a)	861	99,076
Vivendi Universal SA (b)	11,810	302,601
Zodiac SA (a)	551	20,339

		8,379,562

GERMANY (6.28%)
Adidas-Salomon AG	506	70,607
Allianz AG (a)	3,556	358,138
Altana AG (a)	796	46,317
BASF AG	6,120	360,669
Bayer AG	7,614	208,234
Bayerische Hypo-Und Vereinsbank AG (b)	7,349	141,114
Beiersdorf AG (a)	165	15,655
Celesio AG	378	25,774
Commerzbank AG (b)	5,566	103,487
Continental AG (a)	1,492	81,109
DaimlerChrysler AG Registered (a)	10,014	412,921
Deutsche Bank AG (a)	6,049	434,769
Deutsche Boerse AG (a)	1,319	66,707
Deutsche Lufthansa AG (a) (b)	2,395	27,874
Deutsche Post AG	5,058	98,188
Deutsche Telekom AG (b)	29,276	543,230
Douglas Holding AG (a)	411	12,149
E.ON AG (a)	7,221	532,728
Epcos AG (a) (b)	513	7,773
Fresenius Medical Care AG (a)	384	29,407
Heidelberger Zement AG (a)	764	35,536
Hypo Real Estate Holding AG (b)	1,653	56,664
Infineon Technologies AG (b)	7,649	78,090
Karstadtquelle AG	362	5,643
Linde AG	979	56,419
MAN AG	1,226	41,920
Merck KGaA	521	29,792
Metro AG	1,646	73,453
MLP AG (a)	686	11,025
Muenchener Rueckversicherungs-Gesellschaft AG (a)	2,126	204,797
Puma AG	205	54,924
RWE AG	4,628	221,182
SAP AG (a)	2,375	369,014
Schering AG (a)	1,979	124,985
Siemens AG	9,295	683,543
	Shares	Value
COMMON STOCKS (Cont.)

GERMANY (Cont.)
Suedzucker AG (a)	530	$10,006
ThyssenKrupp AG	3,433	66,899
TUI AG (a)	1,497	28,056
Volkswagen AG (a)	2,655	102,190

		5,830,988

GREECE (0.47%)
Alpha Bank AE	2,232	56,884
Bank of Piraeus	1,924	22,319
Coca-Cola Hellenic Bottling Co. SA	1,080	23,259
Cosmote Mobile Telecommunication SA	1,430	23,586
EFG Eurobank Ergasias	2,280	53,520
Emporiki Bank of Greece SA	720	15,935
Folli-Follie SA	100	2,879
Germanos SA	280	6,566
Greek Organization of Football Prognostics	1,760	34,057
Hellenic Copper & Aluminum Industry SA	1,160	8,616
Hellenic Duty Free Shops SA	320	5,206
Hellenic Petroleum SA	1,038	8,586
Hellenic Technodomiki Tev SA	744	2,902
Hellenic Telecommunications Organization SA	2,730	36,687
Hyatt Regency SA	709	7,062
Intracom SA Foreign	1,000	3,701
National Bank of Greece SA	2,782	67,661
Public Power Corp.	1,284	31,831
Technical Olympic SA	700	3,217
Titan Cement Co. SA	770	19,988

		434,462

HONG KONG (1.70%)
ASM Pacific Technology Ltd. (a)	2,000	6,553
Bank of East Asia Ltd.	15,200	42,688
BOC Hong Kong Holdings Ltd. (a)	44,000	80,405
Cathay Pacific Airways Ltd.	12,000	20,544
Cheung Kong Holdings Ltd.	17,000	145,517
Cheung Kong Infrastructure Holdings Ltd.	5,000	12,920
CLP Holdings Ltd.	20,700	118,391
Esprit Holdings Ltd.	9,500	48,243
Giordano International Ltd.	16,000	8,823
Hang Lung Properties Ltd. (a)	17,000	25,070
Hang Seng Bank Ltd.	8,900	118,696
Henderson Land Development Co. Ltd.	8,000	38,266
Hong Kong & China Gas Co. Ltd.	43,672	81,485
Hong Kong Exchanges & Clearing Ltd.	14,000	31,867
Hongkong Electric Holdings Ltd.	16,500	73,211
Hopewell Holdings Ltd.	9,000	18,755
Hutchison Whampoa Ltd.	24,700	193,215
Hutchison Whampoa Ltd. Rights (b) (c)	329	—

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

HONG KONG (Cont.)
Hysan Development Co. Ltd.	7,000	$12,343
Johnson Electric Holdings Ltd.	15,000	14,715
Kerry Properties Ltd.	5,000	9,425
Kingboard Chemical Holdings Ltd.	4,000	8,207
Kingboard Chemical Holdings Ltd. Warrants, Expiring 12/31/06 (b)(c)	400	—
Li & Fung Ltd.	22,000	31,598
MTR Corp. Ltd.	16,000	24,109
New World Development Co. Ltd.	26,600	25,072
Orient Overseas International Ltd.	2,000	8,002
PCCW Ltd. (b)	42,118	27,816
SCMP Group Ltd.	14,000	6,014
Shangri-La Asia Ltd. (a)	10,000	10,772
Sino Land Co. Ltd.	12,000	8,925
SmarTone Telecommunications Holdings Ltd.	5,500	5,925
Sun Hung Kai Properties Ltd.	15,000	141,381
Swire Pacific Ltd. Class A	11,000	76,526
Techtronic Industries Co.	12,000	23,621
Television Broadcasts Ltd.	3,000	13,426
Texwinca Holdings Ltd.	10,000	8,464
Wharf Holdings Ltd.	14,000	47,127
Yue Yen Industrial Holdings Ltd.	5,000	12,920

		1,581,037

IRELAND (0.87%)
Allied Irish Banks PLC	10,159	170,336
Bank of Ireland	11,357	153,044
CRH PLC	6,153	147,109
DCC PLC	992	18,173
Depfa Bank PLC	3,951	53,880
Elan Corp. PLC (b)	4,363	102,416
Fyffes PLC	3,720	8,270
Grafton Group PLC (b)	2,162	20,085
Greencore Group PLC	1,824	6,366
Independent News & Media PLC	6,135	15,544
Irish Life & Permanent PLC	3,076	49,665
Kerry Group PLC Class A	1,424	31,481
Kingspan Group PLC	1,272	9,416
Ryanair Holdings PLC (b)	3,664	18,294

		804,079

ITALY (3.78%)
Alleanza Assicurazioni SpA (a)	5,913	68,372
Arnoldo Mondadori Editore SpA	1,396	13,212
Assicurazioni Generali SpA (a)	11,039	303,412
Autogrill SpA (a) (b)	1,209	17,163
Autostrade SpA	2,945	63,059
Banca Antonveneta SpA (b)	2,530	52,287
Banca Fideuram SpA (a)	3,651	16,914
Banca Intesa SpA (a)	38,489	146,280
	Shares	Value
COMMON STOCKS (Cont.)

ITALY (Cont.)
Banca Monte dei Paschi di Siena SpA (a)	14,021	$41,358
Banca Nazionale del Lavoro SpA (a) (b)	13,256	29,389
Banca Popolare di Milano SCRL (a)	4,108	25,766
Banche Popolari Unite SCRL	3,788	62,808
Banco Popolare di Verona e Novara SCRL (a)	4,299	75,392
Benetton Group SpA	1,018	12,252
Bulgari SpA	1,568	15,599
Capitalia SpA (a)	16,307	59,950
Edison SpA (b)	10,525	18,301
Enel SpA (a)	28,020	228,990
Eni SpA (a)	30,272	678,265
Fiat SpA (a) (b)	5,702	41,075
FinecoGroup SpA (a) (b)	1,797	10,646
Finmeccanica SpA (a)	68,356	48,222
Gruppo Editoriale L’Espresso SpA (a)	1,559	8,616
Italcementi SpA	1,048	15,489
Luxottica Group SpA	1,788	32,022
Mediaset SpA (a)	7,063	80,178
Mediobanca SpA	5,170	68,321
Mediolanum SpA (a)	2,788	16,690
Pirelli & Co. SpA (a)	18,020	18,442
Riunione Adriatica di Sicurta SpA (a)	3,406	65,442
Sanpaolo IMI SpA (a)	10,901	123,070
Seat Pagine Gaille SpA (a) (b)	45,038	14,600
Snam Rete Gas SpA (a)	10,158	49,077
Telecom Italia Media SpA (a) (b)	15,616	5,120
Telecom Italia Mobile SpA (a)	43,775	235,960
Telecom Italia SpA (a)	95,642	295,187
Telecom Italia SpA RNC	67,973	155,759
Terna SpA Rights (b)	11,593	27,573
Tiscali SpA (a) (b)	2,387	8,538
Unicredito Italiano SpA (a)	51,920	261,808

		3,510,604

JAPAN (21.77%)
Acom Co. Ltd.	820	50,741
Aderans Co. Ltd.	400	7,912
Advantest Corp. (a)	800	47,543
AEON Co. Ltd.	3,300	53,116
AEON Co. Ltd. When Issued (b)	3,300	52,577
AEON Credit Service Co. Ltd.	300	17,094
AIFUL Corp.	500	49,040
Aisin Seiki Co. Ltd.	1,900	46,890
Ajinomoto Co. Inc. (a)	7,000	80,025
Alfresa Holdings Corp.	200	7,004
All Nippon Airways Co. Ltd. (a)	6,000	19,217
Alps Electric Co. Ltd. (a)	2,000	23,826
Amada Co. Ltd.	4,000	20,868
Amano Corp.	1,000	8,030
Anritsu Corp. (a)	1,000	6,596

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Aoyama Trading Co. Ltd.	700	$15,878
Ariake Japan Co. Ltd. (a)	220	5,709
Asahi Breweries Ltd.	4,300	43,774
Asahi Glass Co. Ltd.	9,000	81,904
Asahi Kasei Corp.	15,000	64,782
Asatsu-DK Inc.	400	10,997
Autobacs Seven Co. Ltd. (a)	400	11,178
Bandai Co. Ltd.	800	18,836
Bank of Fukuoka Ltd. (a)	6,000	28,635
Bank of Yokohama Ltd.	13,000	69,827
Bellsystem24 Inc. (a)	30	7,572
Benesse Corp.	700	19,498
Bridgestone Corp.	8,000	148,437
Canon Inc.	9,700	455,891
Capcom Co. Ltd.	500	4,509
Casio Computer Co. Ltd. (a)	2,000	23,572
Central Glass Co. Ltd.	2,000	14,662
Central Japan Railway Co.	13	102,146
Chiba Bank Ltd. (The)	8,000	41,954
Chubu Electric Power Co. Inc.	7,600	160,668
Chugai Pharmaceutical Co. Ltd.	3,500	50,460
Circle K Sunkus Co. Ltd. (b)	400	9,690
Citizen Watch Co. Ltd. (a)	3,000	29,370
Coca Cola West Japan Co. Ltd.	500	12,158
COMSYS Holdings Corp.	1,000	7,204
Credit Saison Co. Ltd.	1,600	49,213
CSK Corp.	700	27,501
Dai Nippon Printing Co. Ltd.	8,000	106,991
Daicel Chemical Industries Ltd.	3,000	14,835
Daiichi Pharmaceutical Co. Ltd.	2,700	46,472
Daikin Industries Ltd.	2,000	48,360
Daimaru Inc. (The)	2,000	15,388
Dainippon Ink & Chemical Inc.	7,000	15,497
Dainippon Screen Manufacturing Co. Ltd. (a)	2,000	10,343
Daito Trust Construction Co. Ltd.	1,100	44,513
Daiwa House Industry Co. Ltd.	6,000	58,631
Daiwa Securities Group Inc.	14,000	88,663
Denki Kagaku Kogyo Kabushiki Kaisha	4,000	12,158
Denso Corp.	6,100	144,177
DENTSU Inc.	17	45,502
Dowa Mining Co. Ltd.	3,000	20,115
East Japan Railway Co.	40	206,868
Ebara Corp.	3,000	12,902
Eisai Co. Ltd.	2,800	76,215
FamilyMart Co. Ltd.	800	21,449
Fanuc Ltd.	1,700	89,461
Fast Retailing Co. Ltd.	600	40,775
Fuji Electric Holdings Co. Ltd.	5,000	12,385
Fuji Photo Film Co. Ltd.	5,300	174,078
Fuji Soft ABC Inc.	300	9,418
Fuji Television Network Inc.	8	16,259
Fujikura Ltd.	4,000	16,586
	Shares	Value
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Fujisawa Pharmaceutical Co. Ltd.	3,200	$72,150
Fujitsu Ltd.	20,000	115,592
Furukawa Electric Co. Ltd. (b)	7,000	27,437
Goodwill Group (The) Inc. (a)	3	5,335
Gunma Bank Ltd.	4,000	19,598
Gunze Ltd.	3,000	13,229
Hankyu Department Stores Inc.	1,000	6,995
Heavy Industries Co. Ltd. (b)	14,000	20,070
Hino Motors Ltd. (a)	3,000	20,905
Hirose Electric Co. Ltd.	400	36,474
Hitachi Cable Ltd.	2,000	7,549
Hitachi Chemical Company Ltd.	1,000	14,608
Hitachi Construction Machinery Co. Ltd.	1,000	12,176
Hitachi Credit Corp.	500	7,871
Hitachi Ltd.	37,000	223,581
Hitachi Software Engineering Co. Ltd.	200	3,693
Hokkaido Electric Power Co. Inc.	2,200	39,383
Honda Motor Co. Ltd.	9,000	436,057
House Foods Corp.	800	10,801
Hoya Corp.	1,200	125,754
Isetan Co. Ltd. (a)	1,600	16,462
Ishihara Sangyo Kaisha Ltd. (a)	4,000	7,839
Ito En Ltd.	300	13,093
Itochu Corp. (b)	16,000	68,230
Itochu Techno-Science Corp.	400	16,658
Ito-Yokado Co. Ltd.	4,000	137,186
JAFCO Co. Ltd.	300	15,787
Japan Airlines System Corp. (a) (b)	7,000	19,181
Japan Real Estate Investment Corp.	2	15,878
Japan Retail Fund Investment Corp.	2	14,971
Japan Tobacco Inc.	10	83,655
JFE Holdings Inc.	6,200	176,637
JGC Corp.	2,000	20,342
Joyo Bank Ltd.	7,000	28,199
JSR Corp.	2,100	33,916
Kajima Corp.	10,000	32,663
Kaken Pharmaceutical Co. Ltd. (a)	1,000	5,771
Kamigumi Co. Ltd. (a)	3,000	21,721
Kanebo Ltd. (b)	7,000	10,607
Kaneka Corp.	3,000	29,452
Kansai Electric Power Co. Inc.	8,100	142,796
Kansai Paint Co. Ltd.	2,000	12,430
Kao Corp.	6,000	132,559
Katokichi Co. Ltd.	400	7,331
Kawasaki Heavy Industries Ltd. (a)	13,000	19,580
Kawasaki Kisen Kaisha Ltd.	6,000	41,047
Keihin Electric Express Railway Co. Ltd. (a)	4,000	22,647
Keio Electric Railway Co. Ltd.	7,000	36,520
Keyence Corp.	350	73,611
Kikkoman Corp.	2,000	17,620
Kinden Corp.	2,000	12,503
Kintetsu Corp. (a)	19,000	63,784

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Kirin Brewery Co. Ltd.	8,000	$69,101
Kobe Steel Ltd.	28,000	40,648
Kokuhoku Financial Group Inc.	10,000	20,868
Kokuyo Co. Ltd.	500	5,335
Komatsu Ltd.	11,000	70,662
Komori Corp.	1,000	12,712
Konami Co. Ltd.	1,000	22,139
Konica Minolta Holdings Inc.	5,000	68,366
Koyo Seiko Co. Ltd. (a)	1,000	11,205
Kubota Corp.	12,000	56,617
Kuraray Co. Ltd.	4,000	29,978
Kuraya Sanseido Inc.	900	9,358
Kurita Water Industries Ltd.	1,100	14,921
Kyocera Corp.	1,900	133,602
Kyowa Hakko Kogyo Co. Ltd.	4,000	26,094
Kyushu Electric Power Co. Inc.	4,400	82,439
Lawson Inc.	600	20,796
Leopalace21 Corp.	1,400	25,849
Mabuchi Motor Co. Ltd.	300	21,503
Makita Corp. (a)	2,000	28,236
Marubeni Corp.	14,000	37,091
Marui Co. Ltd.	3,400	42,726
Matsumotokiyoshi Co. Ltd.	400	10,108
Matsushita Electric Industrial Co. Ltd.	26,000	347,013
Matsushita Electric Works Ltd.	3,400	26,869
Meiji Dairies Corp.	2,000	11,505
Meiji Seika Kaisha Ltd. (a)	4,000	16,005
Meitec Corp.	400	14,372
Millea Holdings Inc.	17	219,026
Minebea Co. Ltd. (a)	4,000	16,332
Mitsubishi Chemical Corp.	18,000	54,548
Mitsubishi Corp.	12,600	136,157
Mitsubishi Electric Corp.	21,000	99,651
Mitsubishi Estate Co. Ltd.	11,000	114,776
Mitsubishi Gas Chemical Co. Inc.	4,000	17,058
Mitsubishi Heavy Industries Ltd.	34,000	95,940
Mitsubishi Logistics Corp.	1,000	8,783
Mitsubishi Materials Corp.	10,000	21,140
Mitsubishi Rayon Co.	7,000	22,991
Mitsubishi Tokyo Financial Group Inc.	53	441,927
Mitsui & Co. Ltd.	15,000	125,618
Mitsui Chemicals Inc.	7,000	34,551
Mitsui Engineering & Shipbuilding Co. Ltd. (a)	6,000	9,037
Mitsui Fudosan Co. Ltd.	8,000	83,183
Mitsui Mining & Smelting Co. Ltd.	7,000	27,310
Mitsui O.S.K. Lines Ltd.	10,000	59,974
Mitsui Sumitomo Insurance Co. Ltd.	15,000	123,713
Mitsui Trust Holdings Inc.	6,000	37,835
Mitsukoshi Ltd. (a)	4,000	19,961
Mitsumi Electric Co. Ltd.	500	5,362
Mizuho Financial Group Inc.	91	341,823
Murata Manufacturing Co. Ltd.	2,600	125,028
	Shares	Value
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Namco Ltd. (a)	500	$5,671
Namco Ltd. When Issued (b)	500	5,671
NEC Corp.	19,000	113,605
NEC Electronics Corp.	400	20,433
Net One Systems Co. Ltd.	6	22,157
NGK Insulators Ltd.	3,000	25,232
NGK Spark Plug Co. Ltd.	2,000	20,832
Nichii Gakkan Co.	250	6,521
Nichirei Corp.	2,000	6,533
Nidec Corp.	500	50,538
Nikko Cordial Corp.	18,000	73,003
Nikon Corp. (a)	3,000	28,254
Nintendo Co. Ltd.	1,200	146,768
Nippon Building Fund Inc.	3	23,599
Nippon Express Co. Ltd.	9,000	43,606
Nippon Kayaku Co. Ltd.	2,000	10,271
Nippon Light Metal Co. Ltd.	4,000	8,928
Nippon Meat Packers Inc.	2,000	26,748
Nippon Mining Holdings Inc.	9,000	45,565
Nippon Oil Corp.	15,000	94,588
Nippon Sanso Corp.	3,000	15,706
Nippon Sheet Glass Co. Ltd.	4,000	13,138
Nippon Shokubai Co. Ltd.	1,000	7,467
Nippon Steel Corp.	69,000	164,025
Nippon Telegraph & Telephone Corp.	60	238,987
Nippon Unipac Holding	10	43,823
Nippon Yusen Kabushiki Kaisha	10,000	51,717
Nishimatsu Construction Co. Ltd.	2,000	6,188
Nissan Chemical Industries Ltd.	2,000	15,334
Nissan Motor Co. Ltd.	28,600	311,391
Nisshin Seifun Group Inc.	2,000	19,308
Nisshin Steel Co. Ltd.	8,000	17,711
Nisshinbo Industries Inc. (a)	2,000	13,446
Nissin Food Products Co. Ltd.	800	19,634
Nitori Co. Ltd.	150	8,601
Nitto Denko Corp.	2,000	92,002
NOK Corp.	1,000	30,667
Nomura Holdings Inc.	22,000	282,448
Nomura Research Institute Ltd.	300	24,144
NSK Ltd.	5,000	21,458
NTN Corp.	5,000	26,494
NTT Data Corp.	15	39,468
NTT DoCoMo Inc.	232	393,631
Obayashi Corp.	6,000	29,833
OBIC Co. Ltd.	100	18,763
Odakyu Electric Railway Co. Ltd.	8,000	42,317
Oji Paper Co. Ltd.	9,000	50,873
Oki Electric Industry Co. Ltd. (b)	5,000	15,470
Okumura Corp.	2,000	9,073
Olympus Corp.	3,000	57,841
Omron Corp.	2,300	50,814
Onward Kashiyama Co. Ltd.	2,000	27,764
Oracle Corp. Japan (a)	400	19,707

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Oriental Land Co. Ltd.	600	$36,311
ORIX Corp.	900	92,274
Osaka Gas Co. Ltd.	22,000	59,883
Pioneer Corp.	1,700	35,476
Promise Co. Ltd.	1,000	65,418
Q.P. Corp.	1,200	10,039
Rakuten Inc.	7	45,538
Resona Holdings Inc. (b)	51,000	76,814
Ricoh Corp. Ltd.	8,000	150,615
Rinnai Corp.	300	9,146
Rohm Co. Ltd.	1,300	130,690
Ryohin Keikaku Co. Ltd.	300	12,956
SAIZERIYA Co. Ltd.	500	7,367
Sammy Corp. (a) (c)	400	19,598
Sanden Corp.	1,000	6,578
Sanken Electric Co. Ltd.	1,000	9,518
Sankyo Co. Ltd.	4,300	90,904
Sankyo Co. Ltd. Gunma	500	19,734
Sanwa Shutter Corp.	2,000	9,073
Sanyo Electric Co. Ltd.	18,000	58,304
Sapporo Breweries Ltd.	3,000	9,690
Secom Co. Ltd.	2,500	86,876
Sega Corp. (a) (b) (c)	1,300	17,563
Seiko Epson Corp.	1,100	46,908
Seino Transportation Co. Ltd.	2,000	17,874
Sekisui Chemical Co. Ltd.	5,000	34,478
Sekisui House Ltd.	6,000	57,270
Seven-Eleven Japan Co. Ltd.	4,200	120,038
77 Bank Ltd. (The)	4,000	22,465
Sharp Corp.	11,000	151,304
Shimachu Company Ltd.	600	14,481
Shimamura Co. Ltd.	200	13,319
Shimano Inc.	800	20,433
Shimizu Corp. (a)	7,000	27,818
Shin-Etsu Chemical Co. Ltd.	4,200	150,905
Shinsei Bank Ltd.	6,000	36,365
Shionogi & Co. Ltd.	4,000	57,306
Shiseido Co. Ltd.	4,000	49,177
Shizuoka Bank Ltd.	7,000	52,652
Showa Denko K.K. (a)	12,000	28,635
Showa Shell Sekiyu K.K.	1,500	13,310
Skylark Co. (a)	700	11,591
SMC Corp.	600	57,433
Snow Brand Milk Products Co. Ltd. (b)	2,000	5,807
Softbank Corp. (a)	2,700	125,183
Sojitz Holdings Corp. (a) (b)	2,000	7,785
Sompo Japan Insurance Inc.	9,000	76,269
Sony Corp. (a)	10,800	368,443
Stanley Electric Co. Ltd.	1,600	22,414
Sumitomo Bakelite Co. Ltd.	2,000	12,049
Sumitomo Chemical Co. Ltd.	15,000	71,043
Sumitomo Corp.	10,000	74,400
Sumitomo Electric Industries Ltd.	8,000	70,989
	Shares	Value
COMMON STOCKS (Cont.)

JAPAN (Cont.)
Sumitomo Heavy Industries Ltd. (b)	5,000	$14,789
Sumitomo Metal Industries Ltd.	45,000	53,486
Sumitomo Metal Mining Co. Ltd.	6,000	41,591
Sumitomo Mitsui Financial Group Inc.	48	274,373
Sumitomo Osaka Cement Co. Ltd.	3,000	6,533
Sumitomo Realty & Development Co. Ltd.	5,000	53,305
Sumitomo Trust & Banking Co. Ltd. (The)	13,000	76,904
Suruga Bank Ltd. (The)	2,000	14,245
Suzuken Co. Ltd.	480	12,456
T&D Holdings Inc. (b)	2,100	91,839
Taiheiyo Cement Corp.	8,000	18,146
Taisei Corp.	9,000	28,580
Taisho Pharmaceutical Co. Ltd.	2,000	37,019
Taiyo Yuden Co. Ltd.	1,000	10,362
Takara Holdings Inc. (a)	2,000	12,194
Takashimaya Co. Ltd. (a)	3,000	24,960
Takeda Pharmaceutical Co. Ltd.	10,400	471,805
Takefuji Corp.	740	47,335
Takuma Co. Ltd. (a)	1,000	7,132
TDK Corp.	1,400	93,236
Teijin Ltd.	8,000	28,599
Teikoku Oil Co. Ltd.	2,000	11,087
Terumo Corp.	1,800	40,993
THK Co. Ltd.	1,400	23,538
TIS Inc.	400	13,501
Tobu Railway Co. Ltd.	9,000	32,908
Toda Corp.	2,000	7,476
Toho Co. Ltd.	1,300	18,459
Tohoku Electric Power Co. Inc.	4,800	79,176
Tokyo Broadcasting System	700	10,918
Tokyo Electric Power Co. Inc. (The)	13,300	285,996
Tokyo Electron Ltd.	2,000	97,446
Tokyo Gas Co. Ltd.	30,000	106,428
Tokyo Style Co. Ltd.	1,000	11,405
Tokyu Corp.	11,000	50,102
Tokyu Land Corp.	4,000	10,779
TonenGeneral Sekiyu K.K.	3,000	25,886
Toppan Printing Co. Ltd.	6,000	58,849
Toray Industries Inc.	13,000	60,155
Toshiba Corp.	34,000	124,938
Tosoh Corp.	6,000	24,280
Tostem Inax Holding Corp.	3,000	54,847
TOTO Ltd.	4,000	34,732
Toyo Seikan Kaisha Ltd.	2,000	30,885
Toyo Suisan Kaisha Ltd.	1,000	13,020
Toyobo Co. Ltd.	5,000	11,341
Toyoda Gosei Co. Ltd. (a)	700	13,560
Toyota Industries Corp.	2,400	54,548
Toyota Motor Corp.	33,500	1,282,675
Trend Micro Inc. (a)	1,000	43,007
Ube Industries Ltd. (b)	7,000	9,209

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

JAPAN (Cont.)
UFJ Holdings Inc. (b)	45	$197,205
Uni-Charm Corp.	400	19,816
Uniden Corp.	1,000	21,004
Uny Co. Ltd.	2,000	20,560
Ushio Inc.	2,000	33,716
USS Co. Ltd.	230	17,342
Wacoal Corp.	1,000	9,799
West Japan Railway Co.	19	74,128
World Co. Ltd.	400	10,833
Yahoo! Japan Corp. (b)	11	48,904
Yahoo! Japan Corp. When Issued (b)	11	48,505
Yakult Honsha Co. Ltd. (a)	2,000	30,849
Yamada Denki Co. Ltd. (a)	800	27,582
Yamaha Corp.	1,900	28,910
Yamaha Motor Co. Ltd.	2,000	30,304
Yamanouchi Pharmaceutical Co. Ltd.	3,600	116,282
Yamato Transport Co. Ltd.	5,000	68,820
Yamazaki Baking Co. Ltd.	1,000	8,710
Yokogawa Electric Corp. (a)	3,000	34,487
Zeon Corp. (a)	2,000	13,846

		20,201,231

NETHERLANDS (4.63%)
ABN AMRO Holding NV	18,109	411,367
Aegon NV	16,049	173,017
Akzo Nobel NV	3,223	113,804
ASML Holding NV (a) (b)	5,490	70,640
Corio NV	547	26,231
DSM NV	848	44,235
Euronext NV	1,185	33,718
Getronics NV (b)	5,118	10,679
Hagemeyer NV (a) (b)	5,779	10,766
Heineken NV	2,926	88,083
IHC Caland NV	302	15,633
ING Groep NV	20,794	524,787
Koninklijke Ahold NV (b)	18,318	116,940
Koninklijke KPN NV	23,151	173,384
Koninklijke Philips Electronics NV	15,322	350,912
Oce NV (a)	966	15,081
QIAGEN NV (a) (b)	1,343	15,179
Randstad Holding NV	607	21,984
Reed Elsevier NV	7,967	102,611
Rodamco Europe NV	485	31,775
Royal Dutch Petroleum Co. (d)	24,177	1,245,254
Royal Numico NV (a) (b)	1,652	52,608
TNT Post Group NV (a)	3,458	84,479
Unilever NV CVA (a)	6,663	383,319
Vedior NV	1,980	30,617
VNU NV	2,839	72,989
Wereldhave NV	210	18,114
Wolters Kluwer NV CVA	3,569	60,063

		4,298,269

	Shares	Value
COMMON STOCKS (Cont.)

NEW ZEALAND (0.25%)
Auckland International Airport Ltd.	2,399	$11,577
Carter Holt Harvey Ltd.	8,371	12,729
Contact Energy Ltd. (a)	3,680	15,022
Fisher & Paykel Appliances Holdings	2,401	6,556
Fisher & Paykel Healthcare Corp Ltd.	889	9,133
Fletcher Building Ltd.	5,474	22,087
Independent Newspapers Ltd.	1,549	5,340
Lion Nathan Ltd.	3,038	16,240
NGC Holdings Ltd. (b)	3,508	7,350
Sky City Entertainment Group Ltd. (a)	5,666	17,692
Telecom Corp. of New Zealand Ltd. (a)	21,574	85,881
Tower Ltd. (b)	5,264	7,542
Warehouse Group Ltd. (The)	2,278	6,512
Waste Management NZ Ltd.	2,027	7,233

		230,894

NORWAY (0.60%)
DNB NOR ASA	7,987	63,179
Frontline Ltd.	532	24,934
Norsk Hydro ASA	1,734	126,221
Norske Skogindustrier ASA (a)	1,302	23,355
Orkla ASA	2,235	61,756
Petroleum Geo-Services ASA (b)	196	9,565
Schibsted ASA	662	14,088
Ship Finance International Ltd.	53	1,069
Smedvig ASA Class A	613	8,014
Statoil ASA	6,230	89,311
Storebrand ASA	2,749	20,725
Tandberg ASA (a)	1,572	14,187
Telenor ASA	8,817	67,128
Tomra Systems ASA	2,145	8,094
Yara International ASA (b)	2,074	22,029

		553,655

PORTUGAL (0.35%)
Banco Comercial Portugues SA Class R (a)	20,584	44,739
Banco Espirito Santo e Comercial de Lisboa SA	1,315	21,967
BPI-SPGS SA Registered	3,841	14,407
Brisa-Auto Estradas de Portugal SA	3,834	31,142
CIMPOR-Cimentos de Portugal SGPS SA	2,236	11,525
Electricidade de Portugal SA	20,454	59,699
Jeronimo Martins SGPS SA (b)	651	7,333
Portugal Telecom SGPS SA	9,883	108,876
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	480	10,701
Sonae SGPS SA	8,988	10,047

		320,436

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

SINGAPORE (0.85%)
Ascendas Real Estate Investment Trust	9,000	$8,286
Capitaland Ltd.	12,000	12,758
CapitaMall Trust	7,000	6,819
Chartered Semiconductor Manufacturing Ltd. (a) (b)	10,000	6,118
City Developments Ltd.	5,000	19,452
ComfortDelGro Corp. Ltd.	22,000	17,118
Creative Technology Ltd.	650	7,181
Datacraft Asia Ltd. (b)	1,000	715
DBS Group Holdings Ltd.	12,652	120,238
Fraser & Neave Ltd.	2,760	22,787
Haw Par Corp. Ltd.	2,792	8,225
Jardine Cycle & Carriage Ltd.	1,000	4,900
Keppel Corp. Ltd.	6,000	28,154
Keppel Land Ltd.	6,000	6,771
Neptune Orient Lines Ltd.	15,000	25,125
Oversea-Chinese Banking Corp. Ltd.	12,350	102,697
Parkway Holdings Ltd.	10,000	7,900
SembCorp Industries Ltd.	8,000	6,985
SembCorp Logistics Ltd.	5,000	6,742
Singapore Airlines Ltd.	6,000	38,845
Singapore Exchange Ltd.	9,000	9,462
Singapore Post Ltd.	15,000	7,128
Singapore Press Holdings Ltd.	17,000	47,862
Singapore Technologies Engineering Ltd.	17,000	21,205
Singapore Telecommunications Ltd.	65,000	90,342
STATS ChipPAC Ltd. (b)	12,000	7,413
United Overseas Bank Ltd.	13,392	108,975
United Overseas Land Ltd.	4,000	5,203
Venture Corp. Ltd.	3,000	29,401

		784,807

SPAIN (3.47%)
Abertis Infraestructuras SA (a)	3,011	56,215
Acciona SA (a)	325	20,808
Acerinox SA	1,860	25,689
Actividades de Construcciones y Servicios SA	2,913	53,075
Altadis SA (a)	3,148	107,129
Amadeus Global Travel Distribution SA Class A (a)	3,614	28,592
Antena 3 Television SA (b)	234	13,927
Banco Bilbao Vizcaya Argentaria SA (a)	37,557	516,835
Banco Popular Espanol SA	1,825	101,410
Banco Santander Central Hispano SA (a)	50,240	490,449
Corporacion Mapfre SA	1,395	16,372
Endesa SA	11,170	212,675
Fomento de Construcciones y Contratas SA	468	17,374
Gamesa Corp. Tecnologica SA	1,414	20,741
Gas Natural SDG SA	1,734	42,857
	Shares	Value
COMMON STOCKS (Cont.)

SPAIN (Cont.)
Grupo Ferrovial SA	810	$36,166
Iberdrola SA	9,036	187,419
Iberia Lineas Aereas de Espana SA (a)	5,885	16,299
Indra Sistemas SA	1,340	17,841
Industria de Diseno Textil SA	2,454	60,653
Metrovacesa SA	478	19,550
NH Hoteles SA	667	7,389
Promotora de Informaciones SA	915	16,876
Repsol YPF SA (a)	10,507	230,719
Sacyr Vallehermoso SA	1,118	15,830
Sacyr Vallehermoso SA New (b)	27	382
Sociedad General de Aguas de Barcelona SA	579	10,176
Sogecable SA (a) (b)	375	15,090
Telefonica Publicidad e Informacion SA	2,123	14,845
Telefonica SA	51,960	777,639
Union Fenosa SA	2,463	55,950
Zeltia SA (a)	1,859	12,814

		3,219,786

SWEDEN (2.45%)
Ainax AB (b)
Alfa Laval AB	938	13,657
ASSA Abloy AB Class B	3,235	40,547
Atlas Copco AB Class A (a)	1,394	53,614
Atlas Copco AB Class B	859	30,265
Axfood AB	272	7,360
Billerud AB	843	13,027
Capio AB (b)	770	7,298
Castellum AB	491	14,231
D Carnegie & Co. AB	700	6,923
Electrolux AB Class B (a)	3,480	63,575
Elekta AB Class B (b)	373	9,069
Eniro AB (a)	1,488	12,877
Eniro AB Redemption Shares (b)	88	1,033
Gambro AB Class A	1,833	21,024
Gambro AB Class B (a)	930	10,443
Getinge AB (a)	1,908	23,194
Hennes & Mauritz AB Class B	5,555	152,987
Hoganas AB Class B	301	6,967
Holmen AB Class B	524	15,475
Lundin Petroleum AB (b)	1,582	9,322
Modern Times Group AB Class B (b)	727	13,581
Nordea AB (a)	25,541	208,743
OM AB (a) (b)	974	11,573
Oriflame Cosmetics SA (b)	400	9,038
Sandvik AB (a)	2,480	85,673
SAS AB (a) (b)	734	5,444
Scania AB Class B	1,104	37,380
Securitas AB Class B (a)	3,687	49,125
Skandia Forsakrings AB (a)	11,101	43,915

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

SWEDEN (Cont.)
Skandinaviska Enskilda Banken AB Class A (a)	5,457	$84,326
Skanska AB Class B (a)	3,945	41,047
SKF AB Class B (a)	996	37,828
SSAB Svenskt Stal AB Series A	689	13,060
SSAB Svenskt Stal AB Series B (a)	547	10,031
Svenska Cellulosa AB Class B (a)	2,346	91,195
Svenska Handelsbanken AB Class A	6,386	133,769
Swedish Match AB (a)	3,986	42,158
Tele2 AB Class B (a)	1,182	43,999
Telefonaktiebolaget LM Ericsson Class B (b)	169,966	527,627
TeliaSonera AB (a)	21,880	106,392
Trelleborg AB Class B (a)	761	11,289
Volvo AB Class A (a)	1,133	38,518
Volvo AB Class B	2,582	91,148
Wihlborgs Fastigheter AB	1,086	17,080
WM-Data AB Class B	3,175	5,669

		2,272,523

SWITZERLAND (6.74%)
ABB Ltd. (b)	21,735	132,635
Adecco SA	1,542	76,563
Ciba Specialty Chemicals AG (b)	869	54,073
Clariant AG Registered	2,690	32,206
Compagnie Financiere Richemont AG	6,059	167,645
Credit Suisse Group (b)	13,131	419,052
Geberit AG Registered	41	31,849
Givaudan SA Registered	84	51,058
Holcim Ltd.	2,085	109,952
Kudelski SA Bearer (b)	311	8,842
Kuoni Reisen Holding AG	28	10,360
Logitech International SA Registered (b)	502	24,322
Lonza Group AG Registered	460	20,795
Micronas Semiconductor Holdings AG (b)	319	13,540
Nestle SA	4,690	1,074,189
Nobel Biocare Holding AG (a)	252	39,045
Novartis AG (d)	27,593	1,286,068
Phonak Holding AG	552	17,704
Rieter Holding AG	49	13,263
Roche Holding AG Genusschein	8,132	840,096
Schindler Holding AG Certificates of Participation	63	17,911
Serono SA	71	43,838
Societe Generale de Surveillance Holding SA	46	25,234
Straumann Holding AG	98	20,798
Sulzer AG Registered	42	12,579
Swatch Group (The) AG Class B	407	54,921
Swatch Group (The) AG Registered	808	22,227
Swiss Re	3,742	215,314
	Shares	Value
COMMON STOCKS (Cont.)

SWITZERLAND (Cont.)
Swisscom AG	302	$104,722
Syngenta AG (b)	1,216	115,884
Synthes Inc.	556	60,556
UBS AG Registered	12,462	877,240
Unaxis Holding AG Class R	137	12,069
Valora Holding AG	41	8,603
Zurich Financial Services AG (b)	1,686	240,336

		6,255,489

UNITED KINGDOM (24.79%)
Aegis Group PLC	13,633	23,868
Aggreko PLC	2,499	6,444
Alliance Unichem PLC	3,250	39,197
AMEC PLC	3,422	19,645
AMVESCAP PLC	8,100	43,789
ARM Holdings PLC	11,895	17,973
Arriva PLC	2,363	19,028
Associated British Ports Holdings PLC	3,613	28,832
AstraZeneca PLC	19,406	795,380
Aviva PLC	26,436	261,909
BAA PLC	12,649	126,691
BAE Systems PLC	35,318	143,637
Balfour Beatty PLC	4,407	22,209
Barclays PLC (e)	74,695	716,371
Barratt Developments PLC	2,683	27,479
BBA Group PLC	5,234	25,335
Bellway PLC	1,323	17,476
Berkeley Group (The) PLC	1,287	29,530
BG Group PLC	41,356	277,641
BHP Billiton PLC	28,765	302,681
BOC Group PLC	5,714	91,404
Boots Group PLC	9,248	107,437
BP PLC (d)	253,684	2,421,509
BPB PLC	5,469	42,357
Brambles Industries PLC	8,252	38,339
British Airways PLC (b)	6,073	22,803
British American Tobacco PLC	17,900	259,451
British Land Co. PLC	5,904	79,486
British Sky Broadcasting Group PLC	14,967	129,798
BT Group PLC	100,211	325,953
Bunzl PLC	4,856	36,577
Cable & Wireless PLC	30,245	53,498
Cadbury Schweppes PLC	23,948	184,174
Capita Group PLC	7,331	43,645
Carnival PLC	2,071	101,822
Cattles PLC	3,580	21,394
Centrica PLC	49,236	223,628
Close Brothers Group PLC	1,238	15,514
Cobham PLC	1,179	28,418
Compass Group PLC	25,912	103,390
Cookson Group PLC (b)	18,106	9,829
Corus Group PLC (b)	43,685	40,316

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
Daily Mail and General Trust PLC Class A	3,344	$43,477
Davis Service Group PLC (The)	2,311	15,473
De La Rue PLC	1,990	11,208
Diageo PLC	35,363	441,539
Dixons Group PLC	22,473	69,437
Eircom Group PLC (b)	4,430	8,363
Electrocomponents PLC	5,034	28,330
EMAP PLC	3,052	41,586
EMI Group PLC	8,904	35,568
Enterprise Inns PLC	3,960	40,845
Exel PLC	3,201	39,620
FirstGroup PLC	4,114	21,850
FKI PLC	6,964	15,122
Friends Provident PLC	23,161	58,361
George Wimpey PLC	4,215	30,662
GKN PLC	8,644	33,591
GlaxoSmithKline PLC (d)	68,694	1,480,475
Great Portland Estates PLC	1,608	8,206
Group 4 Securicor PLC (b)	12,849	26,972
GUS PLC	11,790	192,011
Hammerson PLC	3,493	45,762
Hanson PLC	8,539	63,198
Hays PLC	21,152	50,811
HBOS PLC	45,279	611,232
Hilton Group PLC	18,725	93,773
HMV Group PLC	5,004	20,668
HSBC Holdings PLC	127,784	2,027,901
ICAP PLC	5,213	20,753
IMI PLC	3,956	25,485
Imperial Chemical Industries PLC	13,696	52,293
Imperial Tobacco Group PLC	8,369	182,335
Inchcape PLC	871	24,572
InterContinental Hotels Group PLC	8,379	95,295
International Power PLC (b)	16,179	42,378
Intertek Testing Services Ltd.	1,404	15,244
Invensys PLC (b)	63,176	12,861
Invensys PLC Deferred Shares (b) (c)	42,149	—
ITV PLC	48,476	94,518
J Sainsbury PLC (a)	15,580	71,821
Johnson Matthey PLC	2,489	43,013
Kelda Group PLC	4,157	40,282
Kesa Electricals PLC	6,260	32,058
Kidde PLC	9,052	20,230
Kingfisher PLC	27,460	153,170
Land Securities Group PLC	5,343	113,411
Legal & General Group PLC	77,246	138,732
Liberty International PLC	2,710	40,555
Lloyds TSB Group PLC	65,400	510,657
LogicaCMG PLC	8,952	28,065
London Stock Exchange PLC	2,582	16,118
Man Group PLC	3,288	70,743
Marconi Corp. PLC (b)	2,553	26,841
	Shares	Value
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
Marks & Spencer Group PLC	26,389	$163,790
Meggitt PLC	4,729	20,880
MFI Furniture Group PLC	7,713	14,725
Misys PLC	6,596	23,394
Mitchells & Butlers PLC	6,303	31,052
National Express Group PLC	1,672	20,574
National Grid Transco PLC	36,006	303,784
Next PLC	2,931	86,611
Novar PLC	5,038	10,575
Pearson PLC	9,307	99,533
Peninsular & Oriental Steam Navigation Co. PLC	8,148	38,777
Persimmon PLC	3,073	36,784
Pilkington PLC	11,438	18,731
Premier Farnell PLC	4,103	14,348
Provident Financial PLC	2,897	29,540
Prudential Corp. PLC	23,401	190,765
Punch Taverns PLC	2,908	26,521
Rank Group PLC	6,492	32,835
Reckitt Benckiser PLC	6,981	171,044
Reed International PLC	14,927	131,004
Rentokil Initial PLC	21,664	58,999
Reuters Group PLC	16,853	94,996
Rexam PLC	6,808	52,173
Rio Tinto PLC	12,382	332,951
RMC Group PLC	2,927	44,994
Rolls-Royce Group PLC (b)	17,042	78,098
Royal & Sun Alliance Insurance Group PLC	33,950	43,925
Royal Bank of Scotland Group PLC	34,597	999,176
SABMiller PLC	9,445	124,680
Sage Group PLC	14,040	41,221
Schroders PLC	1,437	16,109
Scottish & Newcastle PLC	9,301	63,536
Scottish & Southern Energy PLC	10,006	141,049
Scottish Power PLC	21,732	166,149
Serco Group PLC	4,846	18,854
Severn Trent PLC	4,213	66,936
Shell Transport & Trading Co. PLC	112,667	826,720
Signet Group PLC	18,586	38,509
Slough Estates PLC	4,558	38,415
Smith & Nephew PLC	11,160	102,588
Smiths Group PLC	6,876	92,323
SSL International PLC	2,302	11,539
Stagecoach Group PLC	9,864	16,289
Tate & Lyle PLC	4,713	32,920
Taylor Woodrow PLC	6,807	32,426
Tesco PLC	89,189	460,371
3i Group PLC	6,948	69,842
TI Automotive Ltd. (b) (c)	7,024	—
Tomkins PLC	8,396	40,261
Trinity Mirror PLC	3,700	44,055
Unilever PLC	32,418	263,832

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
COMMON STOCKS (Cont.)

UNITED KINGDOM (Cont.)
United Business Media PLC	3,697	$31,225
United Utilities PLC	6,633	66,675
United Utilities PLC Class A	3,442	22,858
Vodafone Group PLC (d)	780,147	1,866,993
Whitebread PLC	3,317	49,459
William Hill PLC	4,967	47,951
Wolseley PLC	6,699	114,373
WPP Group PLC	12,879	119,905
Yell Group PLC	7,737	49,352

		23,001,322

TOTAL COMMON STOCKS
(Cost: $ 88,015,385)		89,625,167

PREFERRED STOCKS (0.51%)
AUSTRALIA (0.27%)
News Corp. Ltd. (The)	31,745	250,180

GERMANY (0.21%)
Fresenius Medical Care AG (a)	306	16,665
Henkel KGaA	679	49,899
Porsche AG (a)	90	58,480
Prosieben Satellite Media AG	866	15,966
RWE AG	464	18,770
Volkswagen AG (a)	1,191	32,410

		192,190

ITALY (0.03%)
Banca Intesa SpA (a)	10,073	29,838

TOTAL PREFERRED STOCKS
(Cost: $ 430,928)		472,208

EXCHANGE-TRADED FUNDS (1.92%)
iShares MSCI EAFE Index Fund (e)	12,592	1,780,509

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $ 1,628,613)		1,780,509

SHORT-TERM INVESTMENTS (13.75%)

COMMERCIAL PAPER (3.15%)
Alpine Securitization Corp.
1.77%, 10/18/04 (g)	$67,993	67,936
1.88%, 10/01/04 (g)	77,265	77,265
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Amsterdam Funding Corp.
1.72%, 10/14/04 (g)	$57,948	$57,912
1.73%, 10/18/04 (g)	19,316	19,300
1.78%, 10/26/04 (g)	34,769	34,726
1.78%, 10/27/04 (g)	19,316	19,291
1.78%, 10/28/04 (g)	57,948	57,871
Barton Capital Corp.
1.77%, 10/15/04 (g)	46,359	46,327
1.78%, 10/18/04 (g)	77,265	77,200
1.78%, 10/19/04 (g)	57,948	57,897
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (g)	38,632	38,610
CRC Funding LLC 1.78%, 11/09/04 (g)	38,632	38,558
Delaware Funding Corp.
1.78%, 10/22/04 (g)	19,316	19,296
1.78%, 10/26/04 (g)	19,316	19,292
1.78%, 10/27/04 (g)	39,525	39,474
Edison Asset Securitization
1.45%, 11/09/04 (g)	77,265	77,144
1.59%, 12/02/04 (g)	77,265	77,053
Eureka Securitization Inc. 1.79%, 11/01/04 (g)	32,826	32,775
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (g)	57,948	57,912
1.78%, 10/22/04 (g)	19,316	19,296
1.78%, 10/26/04 (g)	30,906	30,868
Ford Credit Auto Receivables 1.85%, 01/14/05 (g)	38,632	38,424
GIRO Funding US Corp.
1.55%, 10/15/04 (g)	50,666	50,636
1.78%, 10/27/04 (g)	36,078	36,032
Grampian Funding LLC
1.26%, 10/22/04 (g)	77,265	77,209
1.44%, 10/27/04 (g)	77,265	77,184
1.59%, 11/30/04 (g)	38,632	38,530
1.78%, 10/18/04 (g)	77,265	77,200
Jupiter Securitization Corp.
1.72%, 10/15/04 (g)	96,581	96,516
1.78%, 10/27/04 (g)	38,632	38,583
Liberty Street Funding Corp. 1.79%, 10/20/04 (g)	58,016	57,962
Nationwide Building Society 1.63%, 12/09/04 (g)	64,130	63,929
Park Avenue Receivables Corp.
1.78%, 10/25/04 (g)	38,632	38,586
1.78%, 10/28/04 (g)	47,131	47,068
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (g)	154,529	154,433
1.77%, 10/06/04 (g)	77,265	77,246
1.78%, 10/15/04 (g)	38,632	38,606
1.78%, 10/19/04 (g)	19,316	19,299
1.80%, 10/28/04 (g)	58,113	58,035

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Prudential Funding LLC 1.60%, 12/01/04 (g)	$38,632	$38,528
Ranger Funding Co. LLC 1.76%, 10/01/04 (g)	77,265	77,265
Scaldis Capital LLC 1.73%, 10/15/04 (g)	38,632	38,606
Sydney Capital Corp.
1.25%, 10/22/04 (g)	25,714	25,695
1.74%, 10/12/04 (g)	133,335	133,265
UBS Finance (Delaware)
1.11%, 12/17/04 (g)	115,897	115,622
1.88%, 10/01/04 (g)	424,955	424,955
WhistleJacket Capital LLC 1.26%, 10/20/04 (g)	19,138	19,126

		2,924,543

FLOATING RATE NOTES (3.34%)
Bank of Nova Scotia 1.76%, 09/26/05 (g)	19,316	19,308
Beta Finance Inc.
1.63%, 05/04/05 (f) (g)	46,359	46,353
1.69%, 10/12/04 (f) (g)	38,632	38,632
1.80%, 03/15/05 (f) (g)	38,632	38,646
1.89%, 09/23/05 (f) (g)	69,538	69,511
1.89%, 09/27/05 (f) (g)	61,812	61,788
2.04%, 10/27/05 (f) (g)	73,401	73,488
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (g)	115,897	115,861
CC USA Inc.
1.61%, 07/29/05 (f) (g)	77,265	77,246
1.63%, 05/04/05 (f) (g)	77,265	77,255
Den Danske Bank NY
1.68%, 08/12/05 (g)	77,265	77,245
1.77%, 08/26/05 (g)	77,265	77,244
Depfa Bank PLC 1.86%, 09/15/05 (g)	77,265	77,265
Dorada Finance Inc. 1.61%, 07/29/05 (f) (g)	64,130	64,114
Five Finance Inc. 1.79%, 04/29/05 (f) (g)	61,812	61,809
HBOS Treasury Services PLC
1.96%, 04/22/05 (g)	77,265	77,265
K2 USA LLC
1.61%, 07/25/05 (f) (g)	38,632	38,626
1.70%, 06/10/05 (f) (g)	77,265	77,249
1.70%, 09/12/05 (f) (g)	77,265	77,251
1.79%, 10/20/05 (f) (g)	77,265	77,267
Links Finance LLC
1.68%, 04/25/05 (g)	77,265	77,293
1.71%, 04/15/05 (f) (g)	77,265	77,256
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
National City Bank (Ohio)
1.67%, 08/09/05 (g)	$77,265	$77,245
1.73%, 06/10/05 (g)	38,632	38,641
1.76%, 06/23/05 (g)	77,265	77,248
Nationwide Building Society 1.96%, 10/28/05 (f) (g)	131,350	131,368
Norddeutsche Landesbank 1.59%, 07/27/05 (g)	77,265	77,242
Northern Rock PLC 1.56%, 01/13/05 (f) (g)	73,401	73,401
Permanent Financing PLC
1.69%, 03/10/05 (g)	77,265	77,265
1.70%, 12/10/04 (g)	38,632	38,632
1.72%, 06/10/05 (g)	34,769	34,769
Sigma Finance Inc.
1.52%, 10/07/04 (g)	77,265	77,264
1.73%, 11/15/04 (g)	77,265	77,264
1.75%, 08/17/05 (g)	38,632	38,635
1.75%, 09/15/05 (g)	96,581	96,589
Tango Finance Corp.
1.66%, 04/07/05 (f) (g)	28,356	28,355
1.66%, 05/17/05 (f) (g)	64,130	64,128
1.70%, 02/25/05 (f) (g)	43,268	43,265
1.72%, 01/18/05 (f) (g)	33,996	33,995
1.81%, 07/25/05 (f) (g)	77,265	77,258
WhistleJacket Capital LLC
1.72%, 07/15/05 (f) (g)	57,948	57,939
1.72%, 09/15/05 (g)	57,948	57,937
1.84%, 06/15/05 (f) (g)	38,632	38,626
White Pine Finance LLC
1.55%, 07/11/05 (g)	19,316	19,314
1.63%, 07/05/05 (g)	38,632	38,626
1.68%, 05/20/05 (g)	34,769	34,767
1.71%, 04/15/05 (f) (g)	57,948	57,943
1.72%, 11/15/04 (f) (g)	46,359	46,359
1.73%, 06/15/05 (f) (g)	31,678	31,678
1.80%, 03/29/05 (g)	33,224	33,220
1.80%), 08/26/05 (f) (g)	38,632	38,625

		3,095,570

MEDIUM-TERM NOTES (0.26%)
CC USA Inc.
1.29%, 04/15/05 (f) (g)	77,265	77,260
1.51%, 02/15/05 (f) (g)	50,222	50,251
Dorada Finance Inc.
1.48%, 01/18/05 (f) (g)	57,948	57,948
K2 USA LLC 1.46%, 01/12/05 (f) (g)	38,632	38,631
WhistleJacket Capital LLC 1.32%, 02/04/05 (f) (g)	19,316	19,315

		243,405

See accompanying notes to schedules of investments.

INTERNATIONAL INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

MONEY MARKET FUNDS (3.40%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (e) (g)	309,058	$309,058
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (e) (g)	1,912,224	1,912,224
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (e) (g)	849,910	849,910
BlackRock Temp Cash Money Market Fund (g)	32,038	32,038
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (g)	51,910	51,910

		3,155,140

REPURCHASE AGREEMENTS (1.59%)
Banc of America Securities LLC 1.90%, 10/01/04 (g) (h)	$231,794	231,794
Bank of America N.A. 1.90%, 10/01/04 (g) (h)	540,853	540,853
Goldman Sachs & Co. 1.90%, 10/01/04 (g) (h)	502,220	502,220
Lehman Brothers Inc. 1.90%, 10/01/04 (g) (h)	200,888	200,888

		1,475,755

TIME DEPOSITS (1.71%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (g)	77,265	77,265
1.33%, 02/10/05 (g)	38,632	38,630
1.39%, 02/02/05 (g)	38,632	38,630
1.39%, 04/08/05 (g)	54,085	54,082
1.40%, 10/25/04 (g)	77,265	77,264
Bank of New York
1.39%, 11/01/04 (g)	77,265	77,264
1.60%, 12/03/04 (g)	19,316	19,314
Bank of Nova Scotia
1.13%, 10/06/04 (g)	77,265	77,265
1.24%, 10/07/04 (g)	57,948	57,948
1.42%, 10/29/04 (g)	57,948	57,949
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (g)	57,948	57,948
1.38%, 11/22/04 (g)	19,316	19,316
1.40%, 10/29/04 (g)	77,265	77,264
HBOS Treasury Services PLC 1.24%, 04/01/05 (g)	49,449	49,447
National City Bank (Ohio) 1.25%, 01/06/05 (g)	77,265	77,266
Nordea Bank PLC 2.11%, 06/07/05 (g)	77,265	77,254

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (Cont.)
SunTrust Bank 1.88%, 10/01/04 (g)	$309,058	$309,058
Toronto-Dominion Bank
1.22%, 03/23/05 (g)	135,213	135,202
1.34%, 02/10/05 (g)	30,906	30,904
1.41%, 11/01/04 (g)	57,948	57,948
1.77%, 05/10/05 (g)	38,632	38,630
1.78%, 10/29/04 (g)	38,632	38,632
1.90%, 05/11/05 (g)	38,632	38,630

		1,583,110

U.S. GOVERNMENT AGENCY NOTES (0.30%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (g)	54,085	54,178
1.80%, 01/18/05 (g)	35,928	35,732
1.80%, 01/19/05 (g)	38,632	38,420
2.06%, 05/31/05 (g)	38,519	37,986
Federal National Mortgage Association 2.33%, 07/22/05 (g)	115,897	113,696

		280,012

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,757,535)		12,757,535

TOTAL INVESTMENTS IN SECURITIES (112.78%) (Cost $102,832,461) (i)		104,635,419
Other Assets, Less Liabilities (-12.78%)		(11,857,793)

NET ASSETS (100.00%)		$92,777,626

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	This security is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(e)	The Master portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(f)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(h)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(i)	As of September 30, 2004, the cost of investments for federal income tax purposes was $108,115,565. Net unrealized depreciation on securities based on tax cost was $3,480,145, resulting from gross unrealized appreciation on securities of $4,557,531 and gross unrealized depreciation on securities of $8,037,676.

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
MASTER PORTFOLIOS (85.56%)
Active Stock Master Portfolio (a)		$41,644,856
CoreAlpha Bond Master Portfolio (a)		122,793,255

TOTAL MASTER PORTFOLIOS		164,438,111

EXCHANGE-TRADED FUNDS (13.92%)
iShares MSCI EAFE Index Fund (a)	119,924	16,957,254
iShares Russell 2000 Index Fund (a) (b)	43,562	4,959,534
iShares S&P MidCap 400 Index Fund (a)	40,711	4,838,095

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $26,116,900)		26,754,883

SHORT-TERM INVESTMENTS (3.75%)

COMMERCIAL PAPER (0.62%)
Alpine Securitization Corp.
1.77%, 10/18/04 (c)	$27,633	27,610
1.88%, 10/01/04 (c)	31,401	31,401
Amsterdam Funding Corp.
1.72%, 10/14/04 (c)	23,551	23,536
1.73%, 10/18/04 (c)	7,850	7,844
1.78%, 10/26/04 (c)	14,131	14,113
1.78%, 10/27/04 (c)	7,850	7,840
1.78%, 10/28/04 (c)	23,551	23,520
Barton Capital Corp.
1.77%, 10/15/04 (c)	18,841	18,828
1.78%, 10/18/04 (c)	31,401	31,376
1.78%, 10/19/04 (c)	23,551	23,530
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (c)	15,701	15,692
CRC Funding LLC 1.78%, 11/09/04 (c)	15,701	15,670
Delaware Funding Corp.
1.78%, 10/22/04 (c)	7,843	7,843
1.78%, 10/26/04 (c)	7,850	7,841
1.78%, 10/27/04 (c)	16,063	16,043
Edison Asset Securitization
1.45%, 11/09/04 (c)	31,401	31,353
1.59%, 12/02/04 (c)	31,401	31,315
Eureka Securitization Inc. 1.79%, 11/01/04 (c)	13,341	13,320
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (c)	23,536	23,536
1.78%, 10/22/04 (c)	7,850	7,843
1.78%, 10/26/04 (c)	12,561	12,545
Ford Credit Auto Receivables 1.85%, 01/14/05 (c)	15,701	15,616
GIRO Funding US Corp.
1.55%, 10/15/04 (c)	20,591	20,579
1.78%, 10/27/04 (c)	14,663	14,644
Grampian Funding LLC
1.26%, 10/22/04 (c)	31,401	31,378
1.44%, 10/27/04 (c)	31,401	31,369
1.59%, 11/30/04 (c)	15,701	15,660

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Grampian Funding LLC (Cont.) 1.78%, 10/18/04 (c)	$31,401	$31,375
Jupiter Securitization Corp.
1.72%, 10/15/04 (c)	39,252	39,225
1.78%, 10/27/04 (c)	15,701	15,681
Liberty Street Funding Corp. 1.79%, 10/20/04 (c)	23,579	23,556
Nationwide Building Society 1.63%, 12/09/04 (c)	26,063	25,982
Park Avenue Receivables Corp.
1.78%, 10/25/04 (c)	15,701	15,682
1.78%, 10/28/04 (c)	19,155	19,129
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (c)	62,803	62,764
1.77%, 10/06/04 (c)	31,401	31,394
1.78%, 10/15/04 (c)	15,701	15,690
1.78%, 10/19/04 (c)	7,850	7,843
1.80%, 10/28/04 (c)	23,618	23,586
Prudential Funding LLC 1.60%, 12/01/04 (c)	15,701	15,658
Ranger Funding Co. LLC 1.76%, 10/01/04 (c)	31,401	31,401
Scaldis Capital LLC 1.73%, 10/15/04 (c)	15,701	15,690
Sydney Capital Corp.
1.25%, 10/22/04 (c)	10,450	10,443
1.74%, 10/12/04 (c)	54,189	54,161
UBS Finance (Delaware)
1.11%, 12/17/04 (c)	47,102	46,990
1.88%, 10/01/04 (c)	172,708	172,708
WhistleJacket Capital LLC 1.26%, 10/20/04 (c)	7,778	7,773

		1,188,576

FLOATING RATE NOTES (0.65%)
Bank of Nova Scotia 1.76%, 09/26/05 (c)	7,850	7,847
Beta Finance Inc.
1.63%, 05/04/05 (c) (d)	18,841	18,839
1.69%, 10/12/04 (c) (d)	15,701	15,701
1.80%, 03/15/05 (c) (d)	15,701	15,706
1.89%, 09/23/05 (c) (d)	28,261	28,250
1.89%, 09/27/05 (c) (d)	25,121	25,112
2.04%, 10/27/05 (c) (d)	29,831	29,866
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (c)	47,102	47,088
CC USA Inc.
1.61%, 07/29/05 (c) (d)	31,401	31,394
1.63%, 05/04/05 (c) (d)	31,401	31,398
Den Danske Bank NY
1.68%, 08/12/05 (c)	31,401	31,393
1.77%, 08/26/05 (c)	31,401	31,393

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Depfa Bank PLC 1.86%, 09/15/05 (c)	$31,401	$31,401
Dorada Finance Inc. 1.61%, 07/29/05 (c) (d)	26,063	26,057
Five Finance Inc. 1.79%, 04/29/05 (c) (d)	25,121	25,120
HBOS Treasury Services PLC 1.96%, 04/22/05 (c)	31,401	31,401
K2 USA LLC
1.61%, 07/25/05 (c) (d)	15,701	15,698
1.70%, 06/10/05 (c) (d)	31,401	31,399
1.70%, 09/12/05 (c) (d)	31,401	31,396
1.79%, 10/20/05 (c) (d)	31,401	31,403
Links Finance LLC
1.68%, 04/25/05 (c)	31,401	31,413
1.71%, 04/15/05 (c) (d)	31,401	31,398
National City Bank (Ohio)
1.67%, 08/09/05 (c)	31,401	31,393
1.73%, 06/10/05 (c)	15,701	15,704
1.76%, 06/23/05 (c)	31,401	31,395
Nationwide Building Society 1.96%, 10/28/05 (c) (d)	53,382	53,390
Norddeutsche Landesbank 1.59%, 07/27/05 (c)	31,401	31,392
Northern Rock PLC 1.56%, 01/13/05 (c) (d)	29,831	29,831
Permanent Financing PLC
1.69%, 03/10/05 (c)	31,401	31,401
1.70%, 12/10/04 (c)	15,701	15,701
1.72%, 06/10/05 (c)	14,131	14,131
Sigma Finance Inc.
1.52%, 10/07/04 (c)	31,401	31,401
1.73%, 11/15/04 (c)	31,401	31,401
1.75%, 08/17/05 (c)	15,701	15,702
1.75%, 09/15/05 (c)	39,252	39,255
Tango Finance Corp.
1.66%, 04/07/05 (c) (d)	11,524	11,524
1.66%, 05/17/05 (c) (d)	26,063	26,062
1.70%, 02/25/05 (c) (d)	17,585	17,583
1.72%, 01/18/05 (c) (d)	13,817	13,816
1.81%, 07/25/05 (c) (d)	31,401	31,399
WhistleJacket Capital LLC
1.72%, 07/15/05 (c) (d)	23,551	23,548
1.72%, 09/15/05 (c)	23,551	23,547
1.84%, 06/15/05 (c) (d)	15,701	15,698
White Pine Finance LLC
1.55%, 07/11/05 (c)	7,850	7,850
1.63%, 07/05/05 (c)	15,701	15,699
1.68%, 05/20/05 (c)	14,131	14,130
1.71%, 04/15/05 (c) (d)	23,551	23,549
1.72%, 11/15/04 (c) (d)	18,841	18,841
1.73%, 06/15/05 (c) (d)	12,875	12,875
	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
White Pine Finance LLC (Cont.)
1.80%, 03/29/05 (c)	$13,503	$13,501
1.80%, 08/26/05 (c) (d)	15,701	15,698

		1,258,090

MEDIUM-TERM NOTES (0.05%)
CC USA Inc.
1.29%, 04/15/05 (c) (d)	31,401	31,400
1.51%, 02/15/05 (c) (d)	20,411	20,423
Dorada Finance Inc. 1.48%, 01/18/05 (c) (d)	23,551	23,551
K2 USA LLC 1.46%, 01/12/05 (c) (d)	15,701	15,700
WhistleJacket Capital LLC 1.32%, 02/04/05 (c) (d)	7,850	7,850

		98,924

MONEY MARKET FUNDS (1.73%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (a) (c)	125,606	125,606
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (a) (c)	2,809,998	2,809,998
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (a) (c)	345,416	345,416
BlackRock Temp Cash Money Market Fund (c)	13,021	13,021
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (c)	21,097	21,097

		3,315,138

REPURCHASE AGREEMENTS (0.31%)
Banc of America Securities LLC 1.90%, 10/01/04 (c) (e)	$94,204	94,204
Bank of America N.A. 1.90%, 10/01/04 (c) (e)	219,810	219,810
Goldman Sachs & Co. 1.90%, 10/01/04 (c) (e)	204,109	204,109
Lehman Brothers Inc. 1.90%, 10/01/04 (c) (e)	81,644	81,644

		599,767

TIME DEPOSITS (0.33%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (c)	31,401	31,401
1.33%, 02/10/05 (c)	15,701	15,700
1.39%, 02/02/05 (c)	15,701	15,700
1.39%, 04/08/05 (c)	21,981	21,979

See accompanying notes to schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (Cont.)
Abbey National Treasury Services PLC (Cont.) 1.40%, 10/25/04 (c)	$31,401	$31,401
Bank of New York
1.39%, 11/01/04 (c)	31,401	31,401
1.60%, 12/03/04 (c)	7,850	7,850
Bank of Nova Scotia
1.13%, 10/06/04 (c)	31,401	31,401
1.24%, 10/07/04 (c)	23,551	23,551
1.42%, 10/29/04 (c)	23,552	23,552
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (c)	23,551	23,551
1.38%, 11/22/04 (c)	7,850	7,850
1.40%, 10/29/04 (c)	31,401	31,401
HBOS Treasury Services PLC 1.24%, 04/01/05 (c)	20,097	20,096
National City Bank (Ohio) 1.25%, 01/06/05 (c)	31,401	31,402
Nordea Bank PLC 2.11%, 06/07/05 (c)	31,401	31,397
SunTrust Bank 1.88%, 10/01/04 (c)	125,606	125,606
Toronto-Dominion Bank
1.22%, 03/23/05 (c)	54,952	54,948
1.34%, 02/10/05 (c)	12,561	12,552
1.41%, 11/01/04 (c)	23,551	23,551
1.77%, 05/10/05 (c)	15,701	15,700
1.78%, 10/29/04 (c)	15,701	15,701
1.90%, 05/11/05 (c)	15,701	15,700

		643,391

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (0.06%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (c)	$21,981	$22,019
1.80%, 01/18/05 (c)	14,602	14,522
1.80%, 01/19/05 (c)	15,701	15,614
2.06%, 05/31/05 (c)	15,654	15,438
Federal National Mortgage Association
2.33%, 07/22/05 (c)	47,102	46,208

		113,801

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,217,687)		7,217,687

TOTAL INVESTMENTS (103.23%) (f)		198,410,681

Other Assets, Less Liabilities (-3.23%)		(6,212,190)

NET ASSETS (100.00%)		$192,198,491

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(d)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(f)	As of September 30, 2004, the cost of investments for federal income tax purposes was $33,348,218. Net unrealized appreciation on securities based on tax cost was $624,352, resulting from gross unrealized appreciation on securities of $731,868 and gross unrealized depreciation on securities of $107,516.

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
MASTER PORTFOLIOS (82.01%)
Active Stock Master Portfolio (a)		$149,346,617
CoreAlpha Bond Master Portfolio (a)		247,564,744

TOTAL MASTER PORTFOLIOS		396,911,361

EXCHANGE-TRADED FUNDS (17.63%)
iShares MSCI EAFE Index Fund (a) (b)	407,372	57,602,401
iShares Russell 2000 Index Fund (a) (b)	122,693	13,968,598
iShares S&P MidCap 400 Index Fund (a) (b)	115,778	13,759,057

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $83,424,500)		85,330,056

SHORT-TERM INVESTMENTS (7.69%)

COMMERCIAL PAPER (1.71%)
Alpine Securitization Corp.
1.77%, 10/18/04 (c)	$192,092	191,932
1.88%, 10/01/04 (c)	218,286	218,286
Amsterdam Funding Corp.
1.72%, 10/14/04 (c)	163,715	163,613
1.73%, 10/18/04 (c)	54,572	54,527
1.78%, 10/26/04 (c)	98,229	98,108
1.78%, 10/27/04 (c)	54,572	54,501
1.78%, 10/28/04 (c)	163,715	163,496
Barton Capital Corp.
1.77%, 10/15/04 (c)	130,972	130,882
1.78%, 10/18/04 (c)	218,286	218,104
1.78%, 10/19/04 (c)	163,715	163,569
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (c)	109,143	109,081
CRC Funding LLC 1.78%, 11/09/04 (c)	109,143	108,933
Delaware Funding Corp.
1.78%, 10/22/04 (c)	54,572	54,515
1.78%, 10/26/04 (c)	54,572	54,504
1.78%, 10/27/04 (c)	111,664	111,521
Edison Asset Securitization
1.45%, 11/09/04 (c)	218,286	217,944
1.59%, 12/02/04 (c)	218,286	217,689
Eureka Securitization Inc. 1.79%, 11/01/04 (c)	92,739	92,596
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (c)	163,715	163,613
1.78%, 10/22/04 (c)	54,572	54,515
1.78%, 10/26/04 (c)	87,315	87,207
Ford Credit Auto Receivables 1.85%, 01/14/05 (c)	109,143	108,554
GIRO Funding US Corp.
1.55%, 10/15/04 (c)	143,141	143,055
1.78%, 10/27/04 (c)	101,927	101,796
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Grampian Funding LLC
1.26%, 10/22/04 (c)	$218,286	$218,127
1.44%, 10/27/04 (c)	218,286	218,059
1.59%, 11/30/04 (c)	109,143	108,854
1.78%, 10/18/04 (c)	218,286	218,103
Jupiter Securitization Corp.
1.72%, 10/15/04 (c)	272,858	272,675
1.78%, 10/27/04 (c)	109,143	109,003
Liberty Street Funding Corp. 1.79%, 10/20/04 (c)	163,907	163,752
Nationwide Building Society 1.63%, 12/09/04 (c)	181,178	180,612
Park Avenue Receivables Corp.
1.78%, 10/25/04 (c)	109,143	109,014
1.78%, 10/28/04 (c)	133,155	132,978
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (c)	436,573	436,302
1.77%, 10/06/04 (c)	218,286	218,233
1.78%, 10/15/04 (c)	109,143	109,068
1.78%, 10/19/04 (c)	54,572	54,523
1.80%, 10/28/04 (c)	164,180	163,958
Prudential Funding LLC 1.60%, 12/01/04 (c)	109,143	108,847
Ranger Funding Co. LLC 1.76%, 10/01/04 (c)	218,286	218,286
Scaldis Capital LLC 1.73%, 10/15/04 (c)	109,143	109,070
Sydney Capital Corp.
1.25%, 10/22/04 (c)	72,646	72,593
1.74%, 10/12/04 (c)	376,697	376,497
UBS Finance (Delaware)
1.11%, 12/17/04 (c)	327,430	326,652
1.88%, 10/01/04 (c)	1,200,576	1,200,576
WhistleJacket Capital LLC 1.26%, 10/20/04 (c)	54,070	54,034

		8,262,357

FLOATING RATE NOTES (1.81%)
Bank of Nova Scotia 1.76%, 09/26/05 (c)	54,572	54,548
Beta Finance Inc.
1.63%, 05/04/05 (c) (d)	130,972	130,956
1.69%, 10/12/04 (c) (d)	109,143	109,143
1.80%, 03/15/05 (c) (d)	109,143	109,184
1.89%, 09/23/05 (c) (d)	196,458	196,381
1.89%, 09/27/05 (c) (d)	174,629	174,560
2.04%, 10/27/05 (c) (d)	207,372	207,616
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (c)	327,430	327,328
CC USA Inc.
1.61%, 07/29/05 (c) (d)	218,286	218,232
1.63%, 05/04/05 (c) (d)	218,286	218,261

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Den Danske Bank NY
1.68%, 08/12/05 (c)	$218,286	$218,230
1.77%, 08/26/05 (c)	218,286	218,227
Depfa Bank PLC
1.86%, 09/15/05 (c)	218,286	218,286
Dorada Finance Inc.
1.61%, 07/29/05 (c) (d)	181,178	181,133
Five Finance Inc.
1.79%, 04/29/05 (c) (d)	174,629	174,619
HBOS Treasury Services PLC
1.96%, 04/22/05 (c)	218,286	218,286
K2 USA LLC
1.61%, 07/25/05 (c) (d)	109,143	109,125
1.70%, 06/10/05 (c) (d)	218,286	218,268
1.70%, 09/12/05 (c) (d)	218,286	218,245
1.79%, 10/20/05 (c) (d)	218,286	218,294
Links Finance LLC
1.68%, 04/25/05 (c)	218,286	218,367
1.71%, 04/15/05 (c) (d)	218,286	218,263
National City Bank (Ohio)
1.67%, 08/09/05 (c)	218,286	218,231
1.73%, 06/10/05 (c)	109,143	109,167
1.76%, 06/23/05 (c)	218,286	218,239
Nationwide Building Society
1.96%, 10/28/05 (c) (d)	371,087	371,139
Norddeutsche Landesbank
1.59%, 07/27/05 (c)	218,286	218,224
Northern Rock PLC
1.56%, 01/13/05 (c) (d)	207,372	207,372
Permanent Financing PLC
1.69%, 03/10/05 (c)	218,286	218,286
1.70%, 12/10/04 (c)	109,143	109,143
1.72%, 06/10/05 (c)	98,229	98,229
Sigma Finance Inc.
1.52%, 10/07/04 (c)	218,286	218,286
1.73%, 11/15/04 (c)	218,286	218,284
1.75%, 08/17/05 (c)	109,143	109,152
1.75%, 09/15/05 (c)	272,858	272,882
Tango Finance Corp.
1.66%, 04/07/05 (c) (d)	80,111	80,107
1.66%, 05/17/05 (c) (d)	181,178	181,172
1.70%, 02/25/05 (c) (d)	122,240	122,231
1.72%, 01/18/05 (c) (d)	96,046	96,043
1.81%, 07/25/05 (c) (d)	218,286	218,269
WhistleJacket Capital LLC
1.72%, 07/15/05 (c) (d)	163,715	163,689
1.72%, 09/15/05 (c)	163,715	163,684
1.84%, 06/15/05 (c) (d)	109,143	109,126
White Pine Finance LLC
1.55%, 07/11/05 (c)	54,572	54,567
1.63%, 07/05/05 (c)	109,143	109,125
1.68%, 05/20/05 (c)	98,229	98,223
1.71%, 04/15/05 (c) (d)	163,715	163,697
	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
White Pine Finance LLC (Cont.)
1.72%, 11/15/04 (c) (d)	$130,972	$130,972
1.73%, 06/15/05 (c) (d)	89,497	89,497
1.80%, 03/29/05 (c)	93,863	93,853
1.80%, 08/26/05 (c) (d)	109,143	109,124

		8,745,565

MEDIUM-TERM NOTES (0.14%)
CC USA Inc.
1.29%, 04/15/05 (c) (d)	218,286	218,275
1.51%, 02/15/05 (c) (d)	141,886	141,970
Dorada Finance Inc. 1.48%, 01/18/05 (c) (d)	163,715	163,712
K2 USA LLC 1.46%, 01/12/05 (c) (d)	109,143	109,140
WhistleJacket Capital LLC 1.32%, 02/04/05 (c) (d)	54,572	54,568

		687,665

MONEY MARKET FUNDS (2.09%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (a) (c)	873,146	873,146
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (a) (c)	6,592,829	6,592,829
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (a) (c)	2,401,151	2,401,151
BlackRock Temp Cash Money Market Fund (c)	90,514	90,514
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (c)	146,653	146,653

		10,104,293

REPURCHASE AGREEMENTS (0.86%)
Banc of America Securities LLC 1.90%, 10/01/04 (c) (e)	$654,859	654,859
Bank of America N.A. 1.90%, 10/01/04 (c) (e)	1,528,005	1,528,005
Goldman Sachs & Co. 1.90%, 10/01/04 (c) (e)	1,418,862	1,418,862
Lehman Brothers Inc. 1.90%, 10/01/04 (c) (e)	567,545	567,545

		4,169,271

See accompanying notes to schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (0.92%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (c)	$218,286	$218,286
1.33%, 02/10/05 (c)	109,138	109,138
1.39%, 02/02/05 (c)	109,143	109,138
1.39%, 04/08/05 (c)	152,801	152,789
1.40%, 10/25/04 (c)	218,286	218,284
Bank of New York
1.39%, 11/01/04 (c)	218,286	218,285
1.60%, 12/03/04 (c)	54,572	54,567
Bank of Nova Scotia
1.13%, 10/06/04 (c)	218,286	218,286
1.24%, 10/07/04 (c)	163,715	163,715
1.42%, 10/29/04 (c)	163,715	163,716
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (c)	163,715	163,714
1.38%, 11/22/04 (c)	54,572	54,572
1.40%, 10/29/04 (c)	218,286	218,286
HBOS Treasury Services PLC 1.24%, 04/01/05 (c)	139,703	139,696
National City Bank (Ohio) 1.25%, 01/06/05 (c)	218,286	218,289
Nordea Bank PLC 2.11%, 06/07/05 (c)	218,286	218,257
SunTrust Bank 1.88%, 10/01/04 (c)	873,146	873,146
Toronto-Dominion Bank
1.22%, 03/23/05 (c)	382,001	381,970
1.34%, 02/10/05 (c)	87,315	87,310
1.41%, 11/01/04 (c)	163,715	163,713
1.77%, 05/10/05 (c)	109,143	109,137
1.78%, 10/29/04 (c)	109,143	109,143
1.90%, 05/11/05 (c)	109,143	109,137

		4,472,574

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (0.16%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (c)	$152,801	$153,063
1.80%, 01/18/05 (c)	101,503	100,950
1.80%, 01/19/05 (c)	109,143	108,543
2.06%, 05/31/05 (c)	108,822	107,315
Federal National Mortgage Association 2.33%, 07/22/05 (c)	327,430	321,213

		791,084

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 37,232,809)		37,232,809

TOTAL INVESTMENTS (107.33%) (f)		519,474,226

Other Assets, Less Liabilities (-7.33%)		(35,488,161)

NET ASSETS (100.00%)		$483,986,065

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(d)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(f)	As of September 30, 2004, the cost of investments for federal income tax purposes was $120,771,796. Net unrealized appreciation on securities based on tax cost was $1,791,069, resulting from gross unrealized appreciation on securities of $2,268,981 and gross unrealized depreciation on securities of $477,912.

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
MASTER PORTFOLIOS (76.95%)
Active Stock Master Portfolio (a)		$344,815,762
CoreAlpha Bond Master Portfolio (a)		268,770,289

TOTAL MASTER PORTFOLIOS		613,586,051

EXCHANGE-TRADED FUNDS (22.81%)
iShares MSCI EAFE Index Fund (a)	906,436	128,170,050
iShares Russell 2000 Index Fund (a) (b)	237,503	27,039,717
iShares S&P MidCap 400 Index Fund (a) (b)	224,964	26,734,722

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $176,808,191)		181,944,489

SHORT-TERM INVESTMENTS (5.68%)

COMMERCIAL PAPER (1.26%)
Alpine Securitization Corp.
1.77%, 10/18/04 (c)	$233,041	232,847
1.88%, 10/01/04 (c)	264,820	264,820
Amsterdam Funding Corp.
1.72%, 10/14/04 (c)	198,615	198,492
1.73%, 10/18/04 (c)	66,205	66,151
1.78%, 10/26/04 (c)	119,169	119,022
1.78%, 10/27/04 (c)	66,205	66,120
1.78%, 10/28/04 (c)	198,615	198,350
Barton Capital Corp.
1.77%, 10/15/04 (c)	158,892	158,782
1.78%, 10/18/04 (c)	264,820	264,598
1.78%, 10/19/04 (c)	198,615	198,438
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (c)	132,410	132,334
CRC Funding LLC 1.78%, 11/09/04 (c)	132,410	132,155
Delaware Funding Corp. 1.78%, 10/22/04 (c)	66,205	66,136
1.78%, 10/26/04 (c)	66,205	66,123
1.78%, 10/27/04 (c)	135,469	135,294
Edison Asset Securitization
1.45%, 11/09/04 (c)	264,820	264,404
1.59%, 12/02/04 (c)	264,820	264,095
Eureka Securitization Inc.
1.79%, 11/01/04 (c)	112,509	112,335
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (c)	198,615	198,492
1.78%, 10/22/04 (c)	66,205	66,136
1.78%, 10/26/04 (c)	105,928	105,797
Ford Credit Auto Receivables 1.85%, 01/14/05 (c)	132,410	131,695
GIRO Funding US Corp.
1.55%, 10/15/04 (c)	173,656	173,551
1.78%, 10/27/04 (c)	123,655	123,496
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Grampian Funding LLC
1.26%, 10/22/04 (c)	$264,820	$264,626
1.44%, 10/27/04 (c)	264,820	264,544
1.59%, 11/30/04 (c)	132,410	132,059
1.78%, 10/18/04 (c)	264,820	264,597
Jupiter Securitization Corp.
1.72%, 10/15/04 (c)	331,025	330,803
1.78%, 10/27/04 (c)	132,410	132,240
Liberty Street Funding Corp. 1.79%, 10/20/04 (c)	198,848	198,660
Nationwide Building Society 1.63%, 12/09/04 (c)	219,800	219,114
Park Avenue Receivables Corp.
1.78%, 10/25/04 (c)	132,410	132,253
1.78%, 10/28/04 (c)	161,540	161,324
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (c)	529,639	529,310
1.77%, 10/06/04 (c)	264,820	264,755
1.78%, 10/15/04 (c)	132,410	132,318
1.78%, 10/19/04 (c)	66,205	66,146
1.80%, 10/28/04 (c)	199,179	198,910
Prudential Funding LLC 1.60%, 12/01/04 (c)	132,410	132,051
Ranger Funding Co. LLC 1.76%, 10/01/04 (c)	264,820	264,820
Scaldis Capital LLC 1.73%, 10/15/04 (c)	132,410	132,321
Sydney Capital Corp.
1.25%, 10/22/04 (c)	88,132	88,068
1.74%, 10/12/04 (c)	456,999	456,756
UBS Finance (Delaware)
1.11%, 12/17/04 (c)	397,230	396,286
1.88%, 10/01/04 (c)	1,456,508	1,456,508
WhistleJacket Capital LLC 1.26%, 10/20/04 (c)	65,596	65,552

		10,023,684

FLOATING RATE NOTES (1.33%)
Bank of Nova Scotia
1.76%, 09/26/05 (c)	66,205	66,176
Beta Finance Inc.
1.63%, 05/04/05 (c) (d)	158,892	158,873
1.69%, 10/12/04 (c) (d)	132,410	132,409
1.80%, 03/15/05 (c) (d)	132,410	132,458
1.89%, 09/23/05 (c) (d)	238,338	238,244
1.89%, 09/27/05 (c) (d)	211,856	211,772
2.04%, 10/27/05 (c) (d)	251,579	251,875
Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (c)	397,230	397,107
CC USA Inc.
1.61%, 07/29/05 (c) (d)	264,820	264,754
1.63%, 05/04/05 (c) (d)	264,820	264,788

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Den Danske Bank NY
1.68%, 08/12/05 (c)	$264,820	$264,751
1.77%, 08/26/05 (c)	264,820	264,748
Depfa Bank PLC 1.86%, 09/15/05 (c)	264,820	264,820
Dorada Finance Inc. 1.61%, 07/29/05 (c) (d)	219,800	219,746
Five Finance Inc. 1.79%, 04/29/05 (c) (d)	211,856	211,844
HBOS Treasury Services PLC 1.96%, 04/22/05 (c)	264,820	264,820
K2 USA LLC 1.61%, 07/25/05 (c) (d)	132,410	132,388
1.70%, 06/10/05 (c) (d)	264,820	264,797
1.70%, 09/12/05 (c) (d)	264,820	264,770
1.79%, 10/20/05 (c) (d)	264,820	264,829
Links Finance LLC 1.68%, 04/25/05 (c)	264,820	264,917
1.71%, 04/15/05 (c) (d)	264,820	264,791
National City Bank (Ohio) 1.67%, 08/09/05 (c)	264,820	264,752
1.73%, 06/10/05 (c)	132,410	132,438
1.76%, 06/23/05 (c)	264,820	264,763
Nationwide Building Society 1.96%, 10/28/05 (c) (d)	450,193	450,256
Norddeutsche Landesbank 1.59%, 07/27/05 (c)	264,820	264,743
Northern Rock PLC 1.56%, 01/13/05 (c) (d)	251,579	251,579
Permanent Financing PLC 1.69%, 03/10/05 (c)	264,820	264,820
1.70%, 12/10/04 (c)	132,410	132,410
1.72%, 06/10/05 (c)	119,169	119,169
Sigma Finance Inc.
1.52%, 10/07/04 (c)	264,820	264,819
1.73%, 11/15/04 (c)	264,820	264,817
1.75%, 08/17/05 (c)	132,410	132,420
1.75%, 09/15/05 (c)	331,025	331,054
Tango Finance Corp.
1.66%, 04/07/05 (c) (d)	97,189	97,184
1.66%, 05/17/05 (c) (d)	219,800	219,793
1.70%, 02/25/05 (c) (d)	148,299	148,287
1.72%, 01/18/05 (c) (d)	116,521	116,517
1.81%, 07/25/05 (c) (d)	264,820	264,798
WhistleJacket Capital LLC
1.72%, 07/15/05 (c) (d)	198,615	198,584
1.72%, 09/15/05 (c)	198,615	198,577
1.84%, 06/15/05 (c) (d)	132,410	132,388
White Pine Finance LLC
1.55%, 07/11/05 (c)	66,205	66,199
1.63%, 07/05/05 (c)	132,410	132,388
1.68%, 05/20/05 (c)	119,169	119,161
1.71%, 04/15/05 (c) (d)	198,615	198,593
	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
1.72%, 11/15/04 (c) (d)	$158,892	$158,892
1.73%, 06/15/05 (c) (d)	108,576	108,576
1.80%, 03/29/05 (c)	113,872	113,860
1.80%, 08/26/05 (c) (d)	132,410	132,386

		10,609,900

MEDIUM-TERM NOTES (0.11%)
CC USA Inc.
1.29%, 04/15/05 (c) (d)	264,820	264,805
1.51%, 02/15/05 (c) (d)	172,133	172,233
Dorada Finance Inc. 1.48%, 01/18/05 (c) (d)	198,615	198,612
K2 USA LLC 1.46%, 01/12/05 (c) (d)	132,410	132,406
WhistleJacket Capital LLC 1.32%, 02/04/05 (c) (d)	66,205	66,200

		834,256

MONEY MARKET FUNDS (1.55%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (a) (c)	1,059,279	1,059,279
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (a) (c)	8,126,091	8,126,091
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (a) (c)	2,913,017	2,913,017
BlackRock Temp Cash Money Market Fund (c)	109,810	109,810
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (c)	177,916	177,916

		12,386,113

REPURCHASE AGREEMENTS (0.63%)
Banc of America Securities LLC 1.90%, 10/01/04 (c) (e)	$794,459	794,459
Bank of America N.A. 1.90%, 10/01/04 (c) (e)	1,853,738	1,853,738
Goldman Sachs & Co. 1.90%, 10/01/04 (c) (e)	1,721,328	1,721,328
Lehman Brothers Inc. 1.90%, 10/01/04 (c) (e)	688,531	688,531

		5,058,056

See accompanying notes to schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (0.68%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (c)	$264,820	$264,820
1.33%, 02/10/05 (c)	132,410	132,403
1.39%, 02/02/05 (c)	132,410	132,403
1.39%, 04/08/05 (c)	185,356	185,356
1.40%, 10/25/04 (c)	264,820	264,817
Bank of New York
1.39%, 11/01/04 (c)	264,820	264,817
1.60%, 12/03/04 (c)	66,205	66,199
Bank of Nova Scotia
1.13%, 10/06/04 (c)	264,820	264,820
1.24%, 10/07/04 (c)	198,615	198,614
1.42%, 10/29/04 (c)	198,615	198,616
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (c)	198,615	198,614
1.38%, 11/22/04 (c)	66,205	66,206
1.40%, 10/29/04 (c)	264,820	264,819
HBOS Treasury Services PLC 1.24%, 04/01/05 (c)	169,485	169,476
National City Bank (Ohio) 1.25%, 01/06/05 (c)	264,820	264,823
Nordea Bank PLC 2.11%, 06/07/05 (c)	264,820	264,784
SunTrust Bank 1.88%, 10/01/04 (c)	1,059,279	1,059,279
Toronto-Dominion Bank
1.22%, 03/23/05 (c)	463,434	463,396
1.34%, 02/10/05 (c)	105,928	105,922
1.41%, 11/01/04 (c)	198,615	198,613
1.77%, 05/10/05 (c)	132,410	132,402
1.78%, 10/29/04 (c)	132,410	132,410
1.90%, 05/11/05 (c)	132,410	132,402

		5,426,011

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (0.12%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (c)	$185,374	$185,692
1.80%, 01/18/05 (c)	123,141	122,470
1.80%, 01/19/05 (c)	132,410	131,682
2.06%, 05/31/05 (c)	132,021	130,192
Federal National Mortgage Association 2.33%, 07/22/05 (c)	397,230	389,687

		959,723

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,297,743)		45,297,743

TOTAL INVESTMENTS (105.44%) (f)		840,828,283

Other Assets, Less Liabilities (-5.44%)		(43,413,590)

NET ASSETS (100.00%)		$797,414,693

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(d)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(f)	As of September 30, 2004, the cost of investments for federal income tax purposes was $222,131,602. Net unrealized appreciation on securities based on tax cost was $5,110,630, resulting from gross unrealized appreciation on securities of $5,781,515 and gross unrealized depreciation on securities of $670,885.

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Principal amount	Value
MASTER PORTFOLIOS (72.56%)
Active Stock Master Portfolio (a)		$229,344,383
CoreAlpha Bond Master Portfolio (a)		88,398,284

TOTAL MASTER PORTFOLIOS		317,742,667

EXCHANGE-TRADED FUNDS (27.12%)
iShares MSCI EAFE Index Fund (a) (b)	606,885	85,813,539
iShares Russell 2000 Index Fund (a) (b)	146,530	16,682,441
iShares S&P MidCap 400 Index Fund (a)	136,973	16,277,871

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $115,615,953)		118,773,851

SHORT-TERM INVESTMENTS (5.12%)

COMMERCIAL PAPER (1.03%)
Alpine Securitization Corp.
1.77%, 10/18/04 (c)	$105,318	105,230
1.88%, 10/01/04 (c)	119,679	119,680
Amsterdam Funding Corp.
1.72%, 10/14/04 (c)	89,759	89,704
1.73%, 10/18/04 (c)	29,882	29,882
1.78%, 10/26/04 (c)	53,856	53,789
1.78%, 10/27/04 (c)	29,920	29,881
1.78%, 10/28/04 (c)	89,759	89,640
Barton Capital Corp.
1.77%, 10/15/04 (c)	71,807	71,758
1.78%, 10/18/04 (c)	119,679	119,579
1.78%, 10/19/04 (c)	89,759	89,679
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (c)	59,840	59,805
CRC Funding LLC 1.78%, 11/09/04 (c)	59,840	59,724
Delaware Funding Corp.
1.78%, 10/22/04 (c)	29,920	29,889
1.78%, 10/26/04 (c)	29,920	29,883
1.78%, 10/27/04 (c)	61,222	61,143
Edison Asset Securitization
1.45%, 11/09/04 (c)	119,679	119,491
1.59%, 12/02/04 (c)	119,679	119,351
Eureka Securitization Inc. 1.79%, 11/01/04 (c)	50,846	50,767
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (c)	89,759	89,704
1.78%, 10/22/04 (c)	29,920	29,889
1.78%, 10/26/04 (c)	47,872	47,812
Ford Credit Auto Receivables 1.85%, 01/14/05 (c)	59,840	59,517
GIRO Funding US Corp.
1.55%, 10/15/04 (c)	78,480	78,432
1.78%, 10/27/04 (c)	55,883	55,811
	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Grampian Funding LLC
1.26%, 10/22/04 (c)	$119,679	$119,591
1.44%, 10/27/04 (c)	119,679	119,555
1.59%, 11/30/04 (c)	59,840	59,681
1.78%, 10/18/04 (c)	119,679	119,579
Jupiter Securitization Corp.
1.72%, 10/15/04 (c)	149,599	149,499
1.78%, 10/27/04 (c)	59,840	59,763
Liberty Street Funding Corp. 1.79%, 10/20/04 (c)	89,865	89,780
Nationwide Building Society 1.63%, 12/09/04 (c)	99,334	99,023
Park Avenue Receivables Corp.
1.78%, 10/25/04 (c)	59,840	59,769
1.78%, 10/28/04 (c)	73,004	72,907
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (c)	239,358	239,210
1.77%, 10/06/04 (c)	119,679	119,650
1.78%, 10/15/04 (c)	59,840	59,798
1.78%, 10/19/04 (c)	29,920	29,893
1.80%, 10/28/04 (c)	90,014	89,893
Prudential Funding LLC 1.60%, 12/01/04 (c)	59,840	59,677
Ranger Funding Co. LLC 1.76%, 10/01/04 (c)	119,679	119,680
Scaldis Capital LLC 1.73%, 10/15/04 (c)	59,840	59,799
Sydney Capital Corp.
1.25%, 10/22/04 (c)	39,829	39,800
1.74%, 10/12/04 (c)	206,530	206,420
UBS Finance (Delaware)
1.11%, 12/17/04 (c)	179,519	179,092
1.88%, 10/01/04 (c)	658,235	658,235
WhistleJacket Capital LLC
1.26%, 10/20/04 (c)	29,645	29,625

		4,529,959

FLOATING RATE NOTES (1.09%)
Bank of Nova Scotia 1.76%, 09/26/05 (c)	29,920	29,907
Beta Finance Inc.
1.63%, 05/04/05 (c) (d)	71,807	71,800
1.69%, 10/12/04 (c) (d)	59,840	59,839
1.80%, 03/15/05 (c) (d)	59,840	59,861
1.89%, 09/23/05 (c) (d)	107,711	107,669
1.89%, 09/27/05 (c) (d)	95,743	95,706
2.04%, 10/27/05 (c) (d)	113,695	113,829
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (c)	179,519	179,463
CC USA Inc.
1.61%, 07/29/05 (c) (d)	119,679	119,649
1.63%, 05/04/05 (c) (d)	119,679	119,666

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Den Danske Bank NY
1.68%, 08/12/05 (c)	$119,679	$119,648
1.77%, 08/26/05 (c)	119,679	119,647
Depfa Bank PLC 1.86%, 09/15/05 (c)	119,679	119,680
Dorada Finance Inc. 1.61%, 07/29/05 (c) (d)	99,334	99,309
Five Finance Inc. 1.79%, 04/29/05 (c) (d)	95,743	95,738
HBOS Treasury Services PLC 1.96%, 04/22/05 (c)	119,679	119,680
K2 USA LLC
1.61%, 07/25/05 (c) (d)	59,840	59,830
1.70%, 06/10/05 (c) (d)	119,679	119,669
1.70%, 09/12/05 (c) (d)	119,679	119,657
1.79%, 10/20/05 (c) (d)	119,679	119,684
Links Finance LLC
1.68%, 04/25/05 (c)	119,679	119,724
1.71%, 04/15/05 (c) (d)	119,679	119,666
National City Bank (Ohio)
1.67%, 08/09/05 (c)	119,679	119,648
1.73%, 06/10/05 (c)	59,840	59,853
1.76%, 06/23/05 (c)	119,679	119,653
Nationwide Building Society 1.96%, 10/28/05 (c) (d)	203,454	203,483
Norddeutsche Landesbank 1.59%, 07/27/05 (c)	119,679	119,645
Northern Rock PLC 1.56%, 01/13/05 (c) (d)	113,695	113,695
Permanent Financing PLC
1.69%, 03/10/05 (c)	119,679	119,680
1.70%, 12/10/04 (c)	59,840	59,840
1.72%, 06/10/05 (c)	53,856	53,856
Sigma Finance Inc.
1.52%, 10/07/04 (c)	119,679	119,679
1.73%, 11/15/04 (c)	119,679	119,678
1.75%, 08/17/05 (c)	59,840	59,844
1.75%, 09/15/05 (c)	149,599	149,612
Tango Finance Corp.
1.66%, 04/07/05 (c) (d)	43,922	43,920
1.66%, 05/17/05 (c) (d)	99,334	99,331
1.70%, 02/25/05 (c) (d)	67,020	67,015
1.72%, 01/18/05 (c) (d)	52,659	52,657
1.81%, 07/25/05 (c) (d)	119,679	119,669
WhistleJacket Capital LLC
1.72%, 07/15/05 (c) (d)	89,759	89,745
1.72%, 09/15/05 (c)	89,759	89,742
1.84%, 06/15/05 (c) (d)	59,840	59,830
White Pine Finance LLC
1.55%, 07/11/05 (c)	29,920	29,917
1.63%, 07/05/05 (c)	59,840	59,830
1.68%, 05/20/05 (c)	53,856	53,852
1.71%, 04/15/05 (c) (d)	89,759	89,750
	Shares or Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
White Pine Finance LLC (Cont..)
1.72%, 11/15/04 (c) (d)	$71,807	$71,807
1.73%, 06/15/05 (c) (d)	49,068	49,068
1.80%, 03/29/05 (c)	51,462	51,456
1.80%, 08/26/05 (c) (d)	59,840	59,829

		4,794,905

MEDIUM-TERM NOTES (0.09%)
CC USA Inc.
1.29%, 04/15/05 (c) (d)	119,679	119,673
1.51%, 02/15/05 (c) (d)	77,791	77,837
Dorada Finance Inc.
1.48%, 01/18/05 (c) (d)	89,759	89,759
K2 USA LLC
1.46%, 01/12/05 (c) (d)	59,840	59,838
WhistleJacket Capital LLC
1.32%, 02/04/05 (c) (d)	29,920	29,918

		377,025

MONEY MARKET FUNDS (1.73%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (a) (c)	478,716	478,716
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (a) (c)	5,629,101	5,629,101
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (a) (c)	1,316,470	1,316,470
BlackRock Temp Cash Money Market Fund (c)	49,626	49,626
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (c)	80,405	80,405

		7,554,318

REPURCHASE AGREEMENTS (0.52%)
Banc of America Securities LLC 1.90%, 10/01/04 (c) (e)	$359,037	359,037
Bank of America N.A. 1.90%, 10/01/04 (c) (e)	837,754	837,754
Goldman Sachs & Co. 1.90%, 10/01/04 (c) (e)	777,914	777,914
Lehman Brothers Inc. 1.90%, 10/01/04 (c) (e)	311,166	311,166

		2,285,871

See accompanying notes to schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (0.56%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (c)	$119,679	$119,680
1.33%, 02/10/05 (c)	59,840	59,837
1.39%, 02/02/05 (c)	59,840	59,837
1.39%, 04/08/05 (c)	83,775	83,769
1.40%, 10/25/04 (c)	119,679	119,678
Bank of New York
1.39%, 11/01/04 (c)	119,679	119,678
1.60%, 12/03/04 (c)	29,920	29,917
Bank of Nova Scotia
1.13%, 10/06/04 (c)	119,679	119,680
1.24%, 10/07/04 (c)	89,759	89,759
1.42%, 10/29/04 (c)	89,759	89,760
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (c)	89,759	89,759
1.38%, 11/22/04 (c)	29,920	29,920
1.40%, 10/29/04 (c)	119,679	119,679
HBOS Treasury Services PLC 1.24%, 04/01/05 (c)	76,595	76,591
National City Bank (Ohio) 1.25%, 01/06/05 (c)	119,679	119,681
Nordea Bank PLC 2.11%, 06/07/05 (c)	119,679	119,663
SunTrust Bank 1.88%, 10/01/04 (c)	478,716	478,716
Toronto-Dominion Bank
1.22%, 03/23/05 (c)	209,438	209,421
1.34%, 02/10/05 (c)	47,872	47,869
1.41%, 11/01/04 (c)	89,759	89,759
1.77%, 05/10/05 (c)	59,840	59,836
1.78%, 10/29/04 (c)	59,840	59,840
1.90%, 05/11/05 (c)	59,840	59,836

		2,452,165

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (0.10%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (c)	$83,775	$83,919
1.80%, 01/18/05 (c)	55,651	55,347
1.80%, 01/19/05 (c)	59,840	59,510
2.06%, 05/31/05 (c)	59,664	58,837
Federal National Mortgage Association 2.33%, 07/22/05 (c)	179,519	176,110

		433,723

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 22,427,966)		22,427,966

TOTAL INVESTMENTS (104.80%) (f)		458,944,484

Other Assets, Less Liabilities (-4.80%)		(21,021,086)

NET ASSETS (100.00%)		$437,923,398

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(d)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(f)	As of September 30, 2004, the cost of investments for federal income tax purposes was $138,184,474. Net unrealized appreciation on securities based on tax cost was $3,017,343, resulting from gross unrealized appreciation on securities of $3,854,662 and gross unrealized depreciation on securities of $837,319.

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
MASTER PORTFOLIOS (71.25%)
Active Stock Master Portfolio (a)		$163,344,826
CoreAlpha Bond Master Portfolio (a)		25,491,040

TOTAL MASTER PORTFOLIOS		188,835,866

EXCHANGE-TRADED FUNDS (28.72%)
iShares MSCI EAFE Index Fund (a) (b)	378,439	53,511,275
iShares Russell 2000 Index Fund (a) (b)	100,526	11,444,885
iShares S&P MidCap 400 Index Fund (a) (b)	93,914	11,160,740

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $74,106,297)		76,116,900

SHORT-TERM INVESTMENTS (9.00%)

COMMERCIAL PAPER (2.13%)
Alpine Securitization Corp.
1.77%, 10/18/04 (c)	$131,256	131,146
1.88%, 10/01/04 (c)	149,154	149,154
Amsterdam Funding Corp.
1.72%, 10/14/04 (c)	111,866	111,796
1.73%, 10/18/04 (c)	37,289	37,258
1.78%, 10/26/04 (c)	67,119	67,036
1.78%, 10/27/04 (c)	37,289	37,241
1.78%, 10/28/04 (c)	111,866	111,716
Barton Capital Corp.
1.77%, 10/15/04 (c)	89,492	89,431
1.78%, 10/18/04 (c)	149,154	149,029
1.78%, 10/19/04 (c)	111,866	111,767
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (c)	74,577	74,534
CRC Funding LLC 1.78%, 11/09/04 (c)	74,577	74,433
Delaware Funding Corp.
1.78%, 10/22/04 (c)	37,289	37,250
1.78%, 10/26/04 (c)	37,289	37,242
1.78%, 10/27/04 (c)	76,300	76,202
Edison Asset Securitization
1.45%, 11/09/04 (c)	149,154	148,920
1.59%, 12/02/04 (c)	149,154	148,746
Eureka Securitization Inc. 1.79%, 11/01/04 (c)	63,368	63,270
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (c)	111,866	111,796
1.78%, 10/22/04 (c)	37,289	37,250
1.78%, 10/26/04 (c)	59,662	59,588
Ford Credit Auto Receivables 1.85%, 01/14/05 (c)	74,577	74,175
GIRO Funding US Corp.
1.55%, 10/15/04 (c)	97,808	97,749
1.78%, 10/27/04 (c)	69,646	69,556
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Grampian Funding LLC
1.26%, 10/22/04 (c)	$149,154	$149,045
1.44%, 10/27/04 (c)	149,154	148,999
1.59%, 11/30/04 (c)	74,577	74,379
1.78%, 10/18/04 (c)	149,154	149,029
Jupiter Securitization Corp.
1.72%, 10/15/04 (c)	186,443	186,318
1.78%, 10/27/04 (c)	74,577	74,481
Liberty Street Funding Corp. 1.79%, 10/20/04 (c)	111,997	111,891
Nationwide Building Society 1.63%, 12/09/04 (c)	123,798	123,411
Park Avenue Receivables Corp.
1.78%, 10/25/04 (c)	74,577	74,489
1.78%, 10/28/04 (c)	90,984	90,863
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (c)	298,308	298,123
1.77%, 10/06/04 (c)	149,154	149,117
1.78%, 10/15/04 (c)	74,577	74,525
1.78%, 10/19/04 (c)	37,289	37,255
1.80%, 10/28/04 c)	112,183	112,032
Prudential Funding LLC 1.60%, 12/01/04 (c)	74,577	74,375
Ranger Funding Co. LLC 1.76%, 10/01/04 (c)	149,154	149,154
Scaldis Capital LLC 1.73%, 10/15/04 (c)	74,577	74,527
Sydney Capital Corp.
1.25%, 10/22/04 (c)	49,638	49,602
1.74%, 10/12/04 (c)	257,395	257,258
UBS Finance (Delaware)
1.11%, 12/17/04 (c)	223,731	223,200
1.88%, 10/01/04 (c)	820,347	820,347
WhistleJacket Capital LLC 1.26%, 10/20/04 (c)	36,945	36,921

		5,645,626

FLOATING RATE NOTES (2.26%)
Bank of Nova Scotia 1.76%, 09/26/05 (c)	37,289	37,272
Beta Finance Inc.
1.63%, 05/04/05 (c) (d)	89,492	89,482
1.69%, 10/12/04 (c) (d)	74,577	74,577
1.80%, 03/15/05 (c) (d)	74,577	74,604
1.89%, 09/23/05 (c) (d)	134,239	134,186
1.89%, 09/27/05 (c) (d)	119,323	119,276
2.04%, 10/27/05 (c) (d)	141,696	141,863
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (c)	223,731	223,662
CC USA Inc.
1.61%, 07/29/05 (c) d)	149,154	149,117
1.63%, 05/04/05 (c) (d)	149,154	149,137

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Den Danske Bank NY
1.68%, 08/12/05 (c)	$149,154	$149,115
1.77%, 08/26/05 (c)	149,154	149,114
Depfa Bank PLC 1.86%, 09/15/05 (c)	149,154	149,154
Dorada Finance Inc. 1.61%, 07/29/05 (c) (d)	123,798	123,767
Five Finance Inc. 1.79%, 04/29/05 (c) (d)	119,323	119,317
HBOS Treasury Services PLC 1.96%, 04/22/05 (c)	149,154	149,154
K2 USA LLC
1.61%, 07/25/05 (c) (d)	74,577	74,565
1.70%, 06/10/05 (c) (d)	149,154	149,141
1.70%, 09/12/05 (c) (d)	149,154	149,126
1.79%, 10/20/05 (c) d)	149,154	149,159
Links Finance LLC
1.68%, 04/25/05 (c)	149,154	149,209
1.71%, 04/15/05 (c) (d)	149,154	149,138
National City Bank (Ohio)
1.67%, 08/09/05 (c)	149,154	149,116
1.73%, 06/10/05 (c)	74,577	74,593
1.76%, 06/23/05 c)	149,154	149,122
Nationwide Building Society 1.96%, 10/28/05 (c) (d)	253,562	253,597
Norddeutsche Landesbank 1.59%, 07/27/05 (c)	149,154	149,111
Northern Rock PLC 1.56%, 01/13/05 (c) (d)	141,696	141,696
Permanent Financing PLC
1.69%, 03/10/05 (c)	149,154	149,154
1.70%, 12/10/04 (c)	74,577	74,577
1.72%, 06/10/05 (c)	67,119	67,119
Sigma Finance Inc.
1.52%, 10/07/04 (c)	149,154	149,154
1.73%, 11/15/04 (c)	149,154	149,153
1.75%, 08/17/05 (c)	74,577	74,583
1.75%, 09/15/05 (c)	186,443	186,459
Tango Finance Corp.
1.66%, 04/07/05 (c) (d)	54,740	54,737
1.66%, 05/17/05 (c) (d)	123,798	123,794
1.70%, 02/25/05 (c) (d)	83,526	83,520
1.72%, 01/18/05 (c) (d)	65,628	65,626
1.81%, 07/25/05 (c) (d)	149,154	149,142
WhistleJacket Capital LLC
1.72%, 07/15/05 (c) (d)	111,866	111,848
1.72%, 09/15/05 (c)	111,866	111,844
1.84%, 06/15/05 (c) (d)	74,577	74,565
White Pine Finance LLC
1.55%, 07/11/05 (c)	37,289	37,285
1.63%, 07/05/05 (c)	74,577	74,565
1.68%, 05/20/05 (c)	67,119	67,115
1.71%, 04/15/05 (c) (d)	111,866	111,854
	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
White Pine Finance LLC (Cont.)
1.72%, 11/15/04 (c) (d)	$89,492	$89,492
1.73%, 06/15/05 (c) (d)	61,153	61,153
1.80%, 03/29/05 (c)	64,136	64,129
1.80%, 08/26/05 (c) (d)	74,577	74,564

		5,975,802

MEDIUM-TERM NOTES (0.18%)
CC USA Inc.
1.29%, 04/15/05 (c) (d)	149,154	149,146
1.51%, 02/15/05 (c) (d)	96,950	97,007
Dorada Finance Inc. 1.48%, 01/18/05 (c) (d)	111,866	111,864
K2 USA LLC 1.46%, 01/12/05 (c) (d)	74,577	74,575
WhistleJacket Capital LLC 1.32%, 02/04/05 (c) (d)	37,289	37,286

		469,878

MONEY MARKET FUNDS (2.00%)
Barclays Global Investors Funds
Government Money Market Fund, Institutional Shares (a) (c)	596,616	596,616
Barclays Global Investors Funds
Institutional Money Market Fund, Institutional Shares (a) (c)	2,911,877	2,911,877
Barclays Global Investors Funds Prime
Money Market Fund, Institutional Shares (a) (c)	1,640,695	1,640,695
BlackRock Temp Cash Money Market Fund (c)	61,848	61,848
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (c)	100,207	100,207

		5,311,243

REPURCHASE AGREEMENTS (1.08%)
Banc of America Securities LLC 1.90%, 10/01/04 (c) (e)	$447,462	447,462
Bank of America N.A. 1.90%, 10/01/04 (c) (e)	1,044,079	1,044,079
Goldman Sachs & Co. 1.90%, 10/01/04 (c) (e)	969,502	969,502
Lehman Brothers Inc. 1.90%, 10/01/04 (c) (e)	387,801	387,801

		2,848,844

See accompanying notes to schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (1.15%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (c)	$149,154	$149,154
1.33%, 02/10/05 (c)	74,577	74,573
1.39%, 02/02/05 (c)	74,577	74,573
1.39%, 04/08/05 (c)	104,408	104,400
1.40%, 10/25/04 (c)	149,150	149,150
Bank of New York
1.39%, 11/01/04 (c)	149,154	149,153
1.60%, 12/03/04 (c)	37,289	37,285
Bank of Nova Scotia
1.13%, 10/06/04 (c)	149,154	149,154
1.24%, 10/07/04 (c)	111,866	111,865
1.42%, 10/29/04 (c)	111,866	111,867
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (c)	111,866	111,865
1.38%, 11/22/04 (c)	37,289	37,289
1.40%, 10/29/04 (c)	149,154	149,154
HBOS Treasury Services PLC 1.24%, 04/01/05 (c)	95,459	95,454
National City Bank (Ohio) 1.25%, 01/06/05 (c)	149,154	149,156
Nordea Bank PLC 2.11%, 06/07/05 (c)	149,154	149,134
SunTrust Bank 1.88%, 10/01/04 (c)	596,616	596,616
Toronto-Dominion Bank
1.22%, 03/23/05 (c)	261,020	260,998
1.34%, 02/10/05 (c)	59,662	59,658
1.41%, 11/01/04 (c)	111,866	111,865
1.77%, 05/10/05 (c)	74,577	74,573
1.78%, 10/29/04 (c)	74,577	74,577
1.90%, 05/11/05 (c)	74,577	74,573

		3,056,086

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

U.S. GOVERNMENT AGENCY NOTES (0.20%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (c)	$104,408	$104,587
1.80%, 01/18/05 (c)	69,357	68,979
1.80%, 01/19/05 (c)	74,577	74,167
2.06%, 05/31/05 (c)	74,358	73,328
Federal National Mortgage Association 2.33%, 07/22/05 (c)	223,731	219,483

		540,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,848,023)		23,848,023

TOTAL INVESTMENTS (108.97%) (f)		288,800,789

Other Assets, Less Liabilities (-8.97%)		(23,761,694)

NET ASSETS (100.00%)		$265,039,095

(a)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(d)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(f)	As of September 30, 2004, the cost of investments for federal income tax purposes was $98,105,035. Net unrealized appreciation on securities based on tax cost was $1,859,888, resulting from gross unrealized appreciation on securities of $2,407,888 and gross unrealized depreciation on securities of $548,000.

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (95.48%)

ADVERTISING (0.45%)
ADVO Inc.	5,833	$180,473
Catalina Marketing Corp.	9,984	230,431
Donnelley (R.H.) Corp. (a)	4,307	212,594
Grey Global Group Inc.	148	147,260
Marchex Inc. Class B (a)	210	2,617
Reading International Inc. Class A (a)	1,119	8,952
SITEL Corp. (a)	5,151	11,126
ValueVision Media Inc. Class A (a) (b)	3,529	47,253
Ventiv Health Inc. (a)	3,199	54,223

		894,929

AEROSPACE & DEFENSE (1.19%)
AAR Corp. (a) (b)	5,740	71,463
Armor Holdings Inc. (a)	5,188	215,873
BE Aerospace Inc. (a)	6,838	62,226
Curtiss-Wright Corp.	4,000	228,920
DRS Technologies Inc. (a)	4,583	171,588
Ducommun Inc. (a)	1,546	34,553
EDO Corp.	2,886	80,086
Engineered Support Systems Inc.	4,047	184,705
Esterline Technologies Corp. (a)	4,293	131,323
GenCorp. Inc. (b)	7,247	98,197
HEICO Corp. (b)	3,791	67,025
Herley Industries Inc. (a)	2,254	42,127
Innovative Solutions & Support Inc. (a)	1,488	36,501
Kaman Corp. Class A	3,370	40,238
Moog Inc. Class A (a)	4,730	171,699
MTC Technologies Inc. (a)	1,473	40,699
Orbital Sciences Corp. (a) (b)	8,462	96,636
Sequa Corp. Class A (a)	1,250	65,262
Teledyne Technologies Inc. (a)	6,392	160,056
Titan Corp. (The) (a)	15,994	223,436
Triumph Group Inc. (a) (b)	2,851	96,449
United Industrial Corp. (b)	2,265	74,496

		2,393,558

AGRICULTURE (0.33%)
Alico Inc.	494	21,044
Delta & Pine Land Co.	7,189	192,306
DIMON Inc.	6,318	37,213
Maui Land & Pineapple Co. Inc. (a) (b)	611	19,338
Standard Commercial Corp.	2,214	34,870
Tejon Ranch Co. (a)	1,883	70,895
Universal Corp.	4,829	215,567
Vector Group Ltd.	5,006	75,246

		666,479

AIRLINES (0.50%)
AirTran Holdings Inc. (a) (b)	16,180	161,153
Alaska Air Group Inc. (a) (b)	5,664	140,354
America West Holdings Corp. Class B (a) (b)	7,652	41,321
	Shares	Value
COMMON STOCKS (Cont.)

AIRLINES (Cont.)
Continental Airlines Inc. Class B (a)	12,397	$105,622
Delta Air Lines Inc. (a) (b)	20,266	66,675
ExpressJet Holdings Inc. (a)	6,893	68,999
FLYi Inc. (a)	8,774	34,306
Frontier Airlines Inc. (a)	6,842	52,547
Mesa Air Group Inc. (a) (b)	5,417	27,627
Northwest Airlines Corp. (a) (b)	13,471	110,597
Pinnacle Airlines Corp. (a)	3,273	33,057
SkyWest Inc.	11,271	169,629

		1,011,887

APPAREL (0.88%)
Carter’s Inc. (a)	1,292	35,775
Cherokee Inc.	725	17,298
Deckers Outdoor Corp. (a) (b)	1,542	52,428
DHB Industries Inc. (a) (b)	3,878	55,068
Guess? Inc. (a)	3,163	56,333
Gymboree Corp. (a)	5,602	80,669
Hartmarx Corp. (a)	3,167	23,499
Kellwood Co.	4,933	179,808
K-Swiss Inc. Class A	5,145	99,041
OshKosh B’Gosh Inc. Class A (b)	1,676	33,855
Oxford Industries Inc. (b)	2,677	99,718
Perry Ellis International Inc. (a)	1,089	24,492
Phillips-Van Heusen Corp.	5,223	116,368
Quiksilver Inc. (a)	10,606	269,605
Russell Corp.	5,837	98,295
Skechers U.S.A. Inc. Class A (a)	3,687	53,535
Steven Madden Ltd. (a)	1,851	32,670
Stride Rite Corp.	7,020	71,955
Warnaco Group Inc. (The) (a)	8,342	185,443
Wolverine World Wide Inc.	7,667	193,208

		1,779,063

AUTO MANUFACTURERS (0.11%)
A.S.V. Inc. (a)	1,343	50,268
Noble International Ltd.	1,026	18,745
Wabash National Corp. (a)	5,339	146,662

		215,675

AUTO PARTS & EQUIPMENT (0.92%)
Aftermarket Technology Corp. (a)	2,139	26,909
ArvinMeritor Inc.	13,232	248,100
Bandag Inc. (b)	2,354	103,105
Collins & Aikman Corp. (a)	7,746	32,378
Commercial Vehicle Group Inc. (a)	635	10,058
Cooper Tire & Rubber Co.	12,420	250,511
Exide Technologies Inc. (a)	3,923	62,180
Goodyear Tire & Rubber Co. (The) (a) (b)	28,581	306,960
Hayes Lemmerz International Inc. (a)	7,288	74,046
Keystone Automotive Industries Inc. (a)	3,147	69,234

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

AUTO PARTS & EQUIPMENT (Cont.)
Modine Manufacturing Co.	4,559	$137,271
Sports Resorts International Inc. (a)	4,412	16,148
Standard Motor Products Inc.	2,241	33,862
Strattec Security Corp. (a)	510	31,753
Superior Industries International Inc. (b)	4,289	128,456
Tenneco Automotive Inc. (a)	7,843	102,743
Tower Automotive Inc. (a)	11,509	24,054
Visteon Corp.	24,521	195,923

		1,853,691

BANKS (8.26%)
ABC Bancorp	1,859	37,496
ACE Cash Express Inc. (a)	1,686	43,903
Alabama National Bancorp	2,558	153,147
AMCORE Financial Inc.	4,967	140,963
AmericanWest Bancorporation (a)	429	8,091
Arrow Financial Corp.	1,549	46,505
BancFirst Corp.	418	26,802
BancorpSouth Inc. (b)	14,713	338,252
BancTrust Financial Group Inc.	4,703	88,416
Bank of Granite Corp.	1,851	35,928
Bank of the Ozarks Inc. (b)	2,011	59,787
Banner Corp.	2,140	62,916
Boston Private Financial Holdings Inc. (b)	5,429	135,511
Bryn Mawr Bank Corp. (b)	768	15,421
Camden National Corp.	2,023	69,814
Capital City Bank Group Inc.	1,575	60,968
Capital Corporation of the West	634	27,262
Capital Crossing Bank (a)	354	9,006
Capitol Bancorp Ltd.	2,134	62,612
Cascade Bancorp (b)	5,333	103,460
Cathay General Bancorp	8,957	333,111
Center Financial Corp.	1,818	34,578
Central Coast Bancorp (a)	1,166	23,786
Central Pacific Financial Corp.	6,113	168,230
Century Bancorp Inc. Class A	454	14,414
Chemical Financial Corp.	4,350	158,862
Chittenden Corp. (b)	8,782	239,309
Citizens Banking Corp.	8,496	276,715
City Bank	3,053	106,794
City Holding Co.	3,119	102,584
Coastal Financial Corp.	5,145	74,345
CoBiz Inc.	1,872	30,944
Columbia Bancorp	905	26,372
Columbia Banking System Inc.	2,837	67,492
Community Bank System Inc.	5,686	142,889
Community Banks Inc.	1,952	56,588
Community First Bankshares Inc.	7,344	235,449
Community Trust Bancorp Inc.	2,212	68,749
Corus Bankshares Inc.	3,302	142,415
CVB Financial Corp.	6,931	154,007
	Shares	Value
COMMON STOCKS (Cont.)

BANKS (Cont.)
East West Bancorp Inc.	9,892	$332,272
EuroBancshares Inc. (a)	6,746	125,408
Farmers Capital Bank Corp.	2,461	84,412
Financial Institutions Inc.	1,091	24,449
First Bancorp (Puerto Rico)	6,811	328,971
First Bancorp (North Carolina)	767	25,863
First Busey Corp. Class A	1,752	33,481
First Charter Corp.	5,423	131,074
First Citizens BancShares Inc. Class A	747	88,146
First Commonwealth Financial Corp. (b)	13,414	182,565
First Community Bancorp	2,706	110,946
First Community Bancshares Inc.	1,736	57,028
First Financial Bancorp	6,197	105,845
First Financial Bankshares Inc.	2,035	81,726
First Financial Corp.	1,876	58,944
First Indiana Corp.	2,543	51,114
First Merchants Corp.	3,244	79,968
First Midwest Bancorp Inc.	9,363	323,585
First National Bankshares of Florida (b)	9,622	236,220
First Oak Brook Bancshares Inc. Class A	1,022	31,518
First of Long Island Corp.	1,412	60,264
First Republic Bank	2,915	134,090
1st Source Corp.	2,298	58,921
First State Bancorp	1,321	41,651
FNB Corp. (Pennsylvania) (b)	9,420	208,465
FNB Corp. (Virginia)	658	17,411
Frontier Financial Corp.	2,706	95,522
GB&T Bancshares Inc.	641	14,140
German American Bancorp	938	15,796
Glacier Bancorp Inc. (b)	4,641	135,332
Gold Bancorp Inc.	7,541	101,728
Great Southern Bancorp Inc.	1,678	52,437
Greater Bay Bancorp (b)	10,162	292,157
Hancock Holding Co.	5,128	163,019
Hanmi Financial Corp.	3,138	94,768
Harleysville National Corp.	5,058	123,972
Heartland Financial USA Inc.	1,488	27,454
IBERIABANK Corp.	1,456	84,040
Independent Bank Corp. (Massachusetts)	2,351	72,669
Independent Bank Corp. (Michigan)	3,868	104,436
Integra Bank Corp.	2,955	64,123
Interchange Financial Services Corp. (b)	1,718	41,180
Irwin Financial Corp. (b)	3,314	85,567
KNBT Bancorp Inc.	5,022	84,570
Lakeland Bancorp Inc. (b)	2,434	40,015
Lakeland Financial Corp.	741	25,120
Macatawa Bank Corp.	1,535	43,062
Main Street Banks Inc. (b)	2,548	77,969
MainSource Financial Group Inc.	1,098	22,509
MB Financial Inc.	3,756	148,888
MBT Financial Corp.	815	15,998
Mercantile Bank Corp.	1,180	41,111

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

BANKS (Cont.)
Mid-State Bancshares	4,259	$109,584
Midwest Banc Holdings Inc.	2,202	42,322
Nara Bancorp Inc.	3,884	78,263
National Penn Bancshares Inc. (b)	4,625	147,861
NBC Capital Corp.	2,109	54,033
NBT Bancorp Inc.	6,343	148,616
Oak Hill Financial Inc.	266	9,251
Old National Bancorp	13,093	325,230
Old Second Bancorp Inc.	1,802	50,402
Omega Financial Corp.	1,474	51,000
Oriental Financial Group Inc. (b)	3,482	94,223
Pacific Capital Bancorp	8,621	255,009
Park National Corp.	2,674	340,213
Peapack-Gladstone Financial Corp.	1,564	47,473
PennRock Financial Services Corp.	912	25,317
Peoples Bancorp Inc.	2,010	52,903
Peoples Holding Co.	2,159	70,275
Placer Sierra Bancshares (a)	978	20,538
PrivateBancorp Inc. (b)	3,508	94,576
Prosperity Bancshares Inc.	3,281	87,668
Provident Bankshares Corp.	5,909	198,247
R&G Financial Corp. Class B	5,647	218,257
Republic Bancorp Inc. (b)	12,309	189,559
Republic Bancorp Inc. Class A	1,117	25,914
Riggs National Corp.	3,174	70,463
Royal Bancshares of Pennsylvania Class A	527	12,790
S&T Bancorp Inc.	5,355	191,227
Sandy Spring Bancorp Inc.	2,642	86,393
Santander BanCorp	1,445	36,125
SCBT Financial Corp.	1,542	45,489
Seacoast Banking Corp. of Florida	1,692	36,141
Security Bank Corp.	449	15,715
Signature Bank (a)	578	15,461
Silicon Valley Bancshares (a) (b)	7,104	264,056
Simmons First National Corp. Class A	2,018	51,620
Smithtown Bancorp Inc.	1,927	48,175
Southern Community Financial Corp.	1,372	15,270
Southside Bancshares Inc.	1,092	22,233
Southwest Bancorp Inc.	1,561	34,420
Southwest Bancorp of Texas Inc. (b)	12,965	261,115
State Bancorp Inc.	2,014	45,617
State Financial Services Corp. Class A	1,049	28,785
Sterling Bancorp	3,395	91,835
Sterling Bancshares Inc. (b)	7,735	104,036
Sterling Financial Corp. (Pennsylvania)	3,221	86,452
Suffolk Bancorp	1,326	40,005
Sun Bancorp Inc. (New Jersey) (a)	1,382	30,307
Susquehanna Bancshares Inc.	8,795	216,357
SY Bancorp Inc.	2,174	49,067
Texas Capital Bancshares Inc. (a)	3,780	68,607
Texas Regional Bancshares Inc. Class A	8,085	251,363
Tompkins Trustco Inc.	1,715	79,387
	Shares	Value
COMMON STOCKS (Cont.)

BANKS (Cont.)
TriCo Bancshares	2,144	$44,852
TrustCo Bank Corp. NY	13,521	173,339
Trustmark Corp.	8,882	276,053
UMB Financial Corp.	3,168	151,019
Umpqua Holdings Corp.	8,846	199,566
Union Bankshares Corp.	1,388	43,250
United Bancshares Inc.	7,399	256,375
United Community Banks Inc. (b)	5,157	125,160
United PanAm Financial Corp. (a)	91	1,638
Univest Corp. of Pennsylvania	948	38,631
Unizan Financial Corp.	4,400	121,484
USB Holding Co. Inc.	2,856	72,200
Virginia Commerce Bancorp Inc. (a)	845	22,815
Virginia Financial Group Inc.	799	25,967
Washington Trust Bancorp Inc.	1,946	50,888
WesBanco Inc.	3,660	106,433
West Bancorporation	2,084	34,886
West Coast Bancorp	2,620	54,575
Westamerica Bancorp	6,226	341,745
Western Sierra Bancorp (a) (b)	528	17,577
Wilshire Bancorp Inc. (a)	1,609	48,560
Wintrust Financial Corp. (b)	4,142	237,254
Yardville National Bancorp	1,841	53,573

		16,598,897

BEVERAGES (0.14%)
Boston Beer Co. Inc. Class A (a)	1,352	34,070
Coca-Cola Bottling Co. Consolidated	639	34,519
Farmer Brothers Co.	1,195	31,942
Hansen Natural Corp. (a)	1,707	41,173
National Beverage Corp.	109	881
Peet's Coffee & Tea Inc. (a)	2,362	55,247
Robert Mondavi Corp. (The) Class A (a)	1,954	76,538

		274,370

BIOTECHNOLOGY (1.86%)
Aksys Ltd. (a) (b)	5,614	26,666
Alexion Pharmaceuticals Inc. (a)	5,242	94,356
Applera Corp. - Celera Genomics Group (a)	14,156	165,484
ARIAD Pharmaceuticals Inc. (a)	11,056	73,965
Avant Immunotherapeutics Inc. (a)	2,786	4,764
Axonyx Inc. (a)	15,915	89,920
Barrier Therapeutics Inc. (a)	1,059	12,877
Bio-Rad Laboratories Inc. Class A (a)	3,349	171,134
Cambrex Corp.	5,015	110,079
CancerVax Corp. (a) (b)	1,493	12,093
Cell Genesys Inc. (a)	8,960	80,371
Ciphergen Biosystems Inc. (a) (b)	4,086	15,935
Corgentech Inc. (a) (b)	1,204	20,552
CuraGen Corp. (a) (b)	8,753	48,141
Curis Inc. (a)	7,628	33,945

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

BIOTECHNOLOGY (Cont.)
CYTOGEN Corp. (a)	3,581	$37,744
Cytokinetics Inc. (a)	979	13,021
deCODE genetics Inc. (a)	8,873	66,814
Digene Corp. (a)	3,097	80,398
Diversa Corp. (a)	4,030	33,650
Encysive Pharmaceuticals Inc. (a)	11,046	99,745
Enzo Biochem Inc. (a)	4,726	70,890
Enzon Pharmaceuticals Inc. (a)	8,171	130,327
Exelixis Inc. (a)	10,967	88,394
Genaera Corp. (a)	18,238	71,311
Genencor International Inc. (a)	1,115	17,896
Geron Corp. (a) (b)	7,814	46,806
GTx Inc. (a)	1,171	13,654
Human Genome Sciences Inc. (a)	24,644	268,866
Illumina Inc. (a)	4,151	24,532
Immunogen Inc. (a)	7,655	38,658
Immunomedics Inc. (a) (b)	8,896	23,130
Incyte Corp. (a) (b)	13,604	131,007
Integra LifeSciences Holdings Corp. (a)	4,100	131,651
InterMune Inc. (a) (b)	6,089	71,789
Keryx Biopharmaceuticals Inc. (a)	4,067	45,510
Kosan Biosciences Inc. (a)	3,992	22,994
Lexicon Genetics Inc. (a) (b)	12,514	82,467
LifeCell Corp. (a)	5,084	50,840
Maxim Pharmaceuticals Inc. (a) (b)	4,591	12,258
Maxygen Inc. (a)	4,069	40,242
Myogen Inc. (a)	1,837	14,880
Myriad Genetics Inc. (a) (b)	6,015	102,856
Nanogen Inc. (a) (b)	5,248	20,100
Neose Technologies Inc. (a)	3,538	26,535
Oscient Pharmaceuticals Corp. (a)	12,690	45,049
Peregrine Pharmaceuticals Inc. (a)	35,320	56,865
Praecis Pharmaceuticals Inc. (a)	8,180	17,996
Regeneration Technologies Inc. (a) (b)	3,996	32,048
Regeneron Pharmaceuticals Inc. (a) (b)	7,143	62,001
Seattle Genetics Inc. (a)	6,728	44,203
Serologicals Corp. (a) (b)	4,481	104,542
SuperGen Inc. (a) (b)	7,471	46,171
Telik Inc. (a)	8,523	190,063
Tercica Inc. (a)	144	1,296
Third Wave Technologies Inc. (a)	3,928	27,025
Transkaryotic Therapies Inc. (a)	6,160	109,217
Vertex Pharmaceuticals Inc. (a)	15,322	160,881

		3,736,604

BUILDING MATERIALS (0.97%)
Aaon Inc. (a)	1,688	29,371
Apogee Enterprises Inc.	3,549	45,889
Comfort Systems USA Inc. (a)	6,750	44,550
Drew Industries Inc. (a)	1,766	63,311
Eagle Materials Inc. (b)	3,421	243,917
ElkCorp.	4,046	112,317
	Shares	Value
COMMON STOCKS (Cont.)

BUILDING MATERIALS (Cont.)
Genlyte Group Inc. (The) (a)	2,176	$140,113
Lennox International Inc.	8,457	126,348
LSI Industries Inc.	1,915	19,993
NCI Building Systems Inc. (a)	4,023	128,334
Simpson Manufacturing Co. Inc. (b)	3,514	222,085
Texas Industries Inc.	4,086	210,184
Trex Co. Inc. (a) (b)	2,017	89,313
U.S. Concrete Inc. (a)	1,004	6,205
Universal Forest Products Inc.	3,093	105,781
USG Corp. (a) (b)	6,388	116,453
York International Corp.	8,099	255,847

		1,960,011

CHEMICALS (2.81%)
Aceto Corp.	3,236	46,598
Airgas Inc.	11,388	274,109
Albemarle Corp.	5,788	203,101
American Vanguard Corp.	975	34,846
Arch Chemicals Inc. (b)	4,550	129,675
Cabot Microelectronics Corp. (a) (b)	5,029	182,301
Crompton Corp.	21,402	203,105
Cytec Industries Inc.	7,279	356,307
Ferro Corp.	8,111	176,901
FMC Corp. (a)	7,064	343,098
Fuller (H.B.) Co.	5,771	158,125
Georgia Gulf Corp.	5,176	230,798
Grace (W.R.) & Co. (a)	12,189	115,186
Great Lakes Chemical Corp. (b)	9,632	246,579
Hercules Inc. (a)	19,984	284,772
IMC Global Inc. (a)	21,751	378,250
Kronos Worldwide Inc.	691	27,442
MacDermid Inc.	5,253	152,127
Millennium Chemicals Inc. (a) (b)	12,380	262,580
Minerals Technologies Inc.	3,909	230,084
NewMarket Corp. (a)	2,810	58,673
NL Industries Inc.	1,332	24,389
Octel Corp.	2,213	47,004
Olin Corp.	12,626	252,520
OM Group Inc. (a)	5,453	199,362
OMNOVA Solutions Inc. (a)	8,284	49,953
PolyOne Corp. (a)	16,581	124,689
Quaker Chemical Corp. (b)	1,746	42,166
Schulman (A.) Inc.	5,985	131,909
Sensient Technologies Corp. (b)	8,503	184,005
Spartech Corp.	5,034	126,353
Stepan Co.	1,151	27,382
Symyx Technologies Inc. (a)	5,866	138,144
Terra Industries Inc. (a) (b)	6,904	59,789
Valhi Inc.	4,185	62,901
Wellman Inc.	5,880	49,862
Westlake Chemical Corp. (a)	1,678	37,419

		5,652,504

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (4.12%)
Aaron Rents Inc.	7,206	$156,803
ABM Industries Inc.	7,380	148,707
Administaff Inc. (a) (b)	3,830	44,811
Advisory Board Co. (The) (a) (b)	3,627	121,867
Albany Molecular Research Inc. (a)	4,951	47,530
Alderwoods Group Inc. (a)	6,945	68,269
AMN Healthcare Services Inc. (a) (b)	3,095	36,985
Answerthink Inc. (a)	6,725	35,979
Arbitron Inc. (a) (b)	6,012	220,099
Banta Corp.	4,776	189,846
Bowne & Co. Inc.	6,722	87,319
Bright Horizons Family Solutions Inc. (a)	2,389	129,699
CDI Corp.	2,648	54,284
Central Parking Corp. (b)	3,798	50,210
Century Business Services Inc. (a)	11,093	49,808
Charles River Associates Inc. (a)	1,971	75,470
Chemed Corp.	2,417	134,724
Clark Inc. (a)	3,990	54,025
Coinstar Inc. (a) (b)	4,228	98,512
Consolidated Graphics Inc. (a)	2,396	100,392
Cornell Companies Inc. (a)	2,538	31,471
Corrections Corp. of America (a)	7,129	252,081
CorVel Corp. (a)	1,015	30,125
CoStar Group Inc. (a)	3,308	162,721
Cross Country Healthcare Inc. (a) (b)	4,601	71,315
DiamondCluster International Inc. Class A (a)	4,592	56,022
Dollar Thrifty Automotive Group Inc. (a)	5,006	121,796
Electro Rent Corp.	1,915	21,142
Euronet Worldwide Inc. (a)	4,232	79,223
Exponent Inc. (a)	841	23,170
Exult Inc. (a)	9,367	49,270
First Advantage Corp. Class A (a)	601	9,652
First Health Group Corp. (a)	17,294	278,260
Forrester Research Inc. (a)	2,813	42,870
FTI Consulting Inc. (a) (b)	7,793	147,288
Gartner Inc. Class A (a) (b)	12,451	145,552
Geo Group Inc. (The) (a)	2,360	48,262
Gevity HR Inc.	4,786	73,609
Healthcare Services Group Inc. (b)	2,380	42,745
Heidrick & Struggles International Inc. (a)	3,341	96,288
Hooper Holmes Inc.	9,161	41,041
Hudson Highland Group Inc. (a) (b)	2,191	63,955
Insurance Auto Auctions Inc. (a)	1,809	31,024
Integrated Electrical Services Inc. (a)	6,128	29,476
Interactive Data Corp. (a)	7,481	140,792
Intersections Inc. (a)	840	12,306
iPayment Holdings Inc. (a)	2,101	84,376
Jackson Hewitt Tax Service Inc.	6,576	133,032
Kelly Services Inc. Class A	3,535	94,420
Kforce Inc. (a)	3,139	26,305
Korn/Ferry International (a)	6,331	115,414
	Shares	Value
COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (Cont.)
Labor Ready Inc. (a) (b)	7,980	$111,880
Landauer Inc.	1,980	92,921
Learning Tree International Inc. (a) (b)	1,775	25,027
LECG Corp. (a)	2,273	38,436
Magellan Health Services Inc. (a)	5,185	189,564
MAXIMUS Inc. (a)	3,690	106,309
McGrath RentCorp	1,718	62,793
Medical Staffing Network Holdings Inc. (a)	2,709	16,633
MemberWorks Inc. (a) (b)	1,469	38,547
Midas Inc. (a) (b)	3,139	50,852
Monro Muffler Brake Inc. (a)	1,676	36,621
MPS Group Inc. (a)	20,182	169,731
National Processing Inc. (a)	1,903	50,468
Navigant Consulting Inc. (a)	8,880	195,005
NCO Group Inc. (a) (b)	5,280	142,296
Neurogen Corp. (a)	3,280	21,189
PAREXEL International Corp. (a)	5,068	99,333
PDI Inc. (a)	1,739	46,936
Pre-Paid Legal Services Inc. (a) (b)	3,066	78,735
PRG-Schultz International Inc. (a)	8,307	47,682
Princeton Review Inc. (The) (a)	1,943	14,572
ProxyMed Inc. (a)	1,289	12,851
Quanta Services Inc. (a)	13,061	79,019
Rent-Way Inc. (a) (b)	4,326	29,633
Resources Connection Inc. (a) (b)	4,634	175,073
Rewards Network Inc. (a)	6,259	41,748
Rollins Inc. (b)	3,794	92,156
SFBC International Inc. (a) (b)	2,314	60,881
Sotheby’s Holdings Inc. Class A (a)	8,997	141,433
Source Interlink Companies Inc. (a)	3,185	30,958
SOURCECORP Inc. (a)	3,277	72,553
Spherion Corp. (a)	11,148	87,177
StarTek Inc.	2,221	69,651
Stewart Enterprises Inc. Class A (a)	19,513	135,615
Strayer Education Inc.	2,754	316,738
TeleTech Holdings Inc. (a)	6,419	60,595
TNS Inc. (a)	1,096	21,262
United Rentals Inc. (a) (b)	9,475	150,558
Universal Technical Institute Inc. (a)	2,964	89,454
Valassis Communications Inc. (a) (b)	10,181	301,154
Volt Information Sciences Inc. (a)	1,869	53,771
Watson Wyatt & Co. Holdings	6,634	174,474

		8,292,626

COMPUTERS (3.07%)
ActivCard Corp. (a)	7,039	43,219
Advanced Digital Information Corp. (a)	12,117	105,418
Agilysys Inc.	5,791	100,126
Ansoft Corp. (a)	1,288	20,479
Anteon International Corp. (a)	5,197	190,470
BISYS Group Inc. (The) (a)	22,572	329,777

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
Blue Coat Systems Inc. (a)	1,774	$25,546
Brocade Communications Systems Inc. (a)	49,132	277,596
CACI International Inc. Class A (a)	5,546	292,718
Carreker Corp. (a)	3,068	23,347
Catapult Communications Corp. (a)	1,439	27,111
CIBER Inc. (a)	9,326	70,132
Compucom Systems Inc. (a)	4,061	18,599
Covansys Corp. (a)	3,922	45,260
Cray Inc. (a)	16,582	58,534
CyberGuard Corp. (a)	1,974	11,666
CyberSource Corp. (a)	5,179	25,015
Digimarc Corp. (a)	2,669	24,128
DigitalNet Holdings Inc. (a)	1,780	53,783
Dot Hill Systems Corp. (a)	8,861	71,065
Drexler Technology Corp. (a) (b)	2,049	18,769
Echelon Corp. (a)	5,414	42,662
Electronics For Imaging Inc. (a) (b)	10,249	166,444
Equinix Inc. (a)	1,943	59,786
FactSet Research Systems Inc. (b)	3,920	188,944
Gateway Inc. (a)	40,469	200,322
Hutchinson Technology Inc. (a) (b)	5,089	136,029
iGATE Corp. (a)	2,459	9,049
Imation Corp. (b)	7,033	250,304
InFocus Corp. (a)	7,614	69,744
Intergraph Corp. (a)	7,010	190,462
Internap Network Services Corp. (a)	51,229	34,323
InterVoice-Brite Inc. (a)	6,790	73,128
Iomega Corp.	11,671	54,270
Kanbay International Inc. (a)	598	12,713
Komag Inc. (a)	5,087	70,709
Kronos Inc. (a) (b)	5,881	260,470
Lexar Media Inc. (a) (b)	13,537	113,575
Magma Design Automation Inc. (a)	5,163	77,858
Manhattan Associates Inc. (a) (b)	5,885	143,712
McDATA Corp. Class A (a)	21,540	108,346
Mentor Graphics Corp. (a) (b)	13,598	149,102
Mercury Computer Systems Inc. (a)	4,370	117,640
Merge Technologies Inc. (a)	2,175	37,540
MICROS Systems Inc. (a)	3,461	173,292
Mobility Electronics Inc. (a)	4,517	37,220
MTS Systems Corp.	4,023	85,489
NetScout Systems Inc. (a)	3,641	19,407
Overland Storage Inc. (a)	2,491	34,849
PalmOne Inc. (a) (b)	8,127	247,386
PEC Solutions Inc. (a)	2,174	25,479
Perot Systems Corp. Class A (a)	14,551	233,689
Quantum Corp. (a) (b)	31,530	72,834
RadiSys Corp. (a) (b)	3,522	49,132
SI International Inc. (a)	1,237	27,103
Silicon Graphics Inc. (a) (b)	37,251	53,269
Silicon Storage Technology Inc. (a)	14,753	93,977
SimpleTech Inc. (a)	2,742	10,036
	Shares	Value
COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
SRA International Inc. Class A (a)	2,589	$133,489
Stratasys Inc. (a) (b)	1,653	52,160
Sykes Enterprises Inc. (a)	3,711	17,033
Synaptics Inc. (a) (b)	4,021	81,063
Syntel Inc.	1,605	26,531
TALX Corp. (b)	2,726	62,943
Tier Technologies Inc. Class B (a)	2,766	26,692
TransAct Technologies Inc. (a)	2,085	53,897
Tumbleweed Communications Corp. (a)	7,313	18,502
Tyler Technologies Inc. (a)	7,590	67,096
Ultimate Software Group Inc. (a) (b)	2,715	33,340
Xybernaut Corp. (a) (b)	39,089	43,780

		6,179,578

COSMETICS & PERSONAL CARE (0.14%)
Chattem Inc. (a) (b)	3,255	104,974
Del Laboratories Inc. (a)	1,224	40,392
Elizabeth Arden Inc. (a)	4,216	88,789
Inter Parfums Inc. (b)	867	11,835
Revlon Inc. Class A (a)	17,056	42,981

		288,971

DISTRIBUTION & WHOLESALE (0.71%)
Advanced Marketing Services Inc. (b)	3,128	33,751
Aviall Inc. (a)	6,330	129,132
Brightpoint Inc. (a)	3,368	57,930
Building Materials Holdings Corp.	2,521	69,378
Central European Distribution Corp. (a) (b)	2,359	52,700
Handleman Co.	4,493	91,927
LKQ Corp. (a)	3,002	54,847
NuCo2 Inc. (a)	1,312	25,545
ScanSource Inc. (a)	2,379	151,780
SCP Pool Corp.	10,065	269,138
United Stationers Inc. (a) (b)	6,407	278,064
Watsco Inc.	4,197	126,036
WESCO International Inc. (a)	3,875	93,969

		1,434,197

DIVERSIFIED FINANCIAL SERVICES (1.46%)
Accredited Home Lenders Holding Co. (a)	3,166	121,954
Advanta Corp. Class B	3,724	90,084
Affiliated Managers Group Inc. (a) (b)	4,426	236,968
Archipelago Holdings Inc. (a)	6,416	93,674
Asset Acceptance Capital Corp. (a)	1,082	18,362
Asta Funding Inc.	1,343	21,743
BKF Capital Group Inc.	1,798	52,681
Capital Southwest Corp.	71	5,396
Capital Trust Inc. Class A	1,809	52,642
CharterMac	8,059	177,217
Cohen & Steers Inc.	1,273	19,655

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
CompuCredit Corp. (a)	3,702	$68,931
Education Lending Group Inc. (a) (b)	2,369	35,014
Encore Capital Group Inc. (a)	2,597	48,953
eSpeed Inc. (a)	4,901	48,177
Federal Agricultural Mortgage Corp. (a)	2,147	47,642
Financial Federal Corp. (a)	3,529	132,267
First Cash Inc. (a)	2,076	41,582
Gabelli Asset Management Inc. Class A	1,825	78,201
Greenhill & Co. Inc.	834	19,682
Greg Manning Auctions Inc. (a) (b)	1,309	14,648
Harris & Harris Group Inc. (a) (b)	3,225	33,346
Investment Technology Group Inc. (a) (b)	8,479	129,729
Knight Trading Group Inc. (a)	21,084	194,605
LaBranche & Co. Inc. (a) (b)	9,781	82,649
Marlin Business Services Corp. (a)	462	8,667
Metris Companies Inc. (a)	6,178	60,421
National Financial Partners Corp.	6,462	231,210
Nelnet Inc. Class A (a) (b)	1,673	37,442
New Century Financial Corp. (b)	5,346	321,936
Piper Jaffray Companies Inc. (a)	3,864	152,976
Portfolio Recovery Associates Inc. (a) (b)	2,689	79,030
Sanders Morris Harris Group Inc. (b)	619	7,465
Stifel Financial Corp. (a)	1,788	35,045
SWS Group Inc.	3,665	58,933
World Acceptance Corp. (a)	3,462	80,491

		2,939,418

ELECTRIC (1.52%)
Aquila Inc. (a)	35,172	109,737
Avista Corp.	9,439	170,846
Black Hills Corp.	6,711	186,432
Calpine Corp. (a) (b)	75,608	219,263
Central Vermont Public Service Corp.	2,696	54,217
CH Energy Group Inc.	3,447	157,873
Cleco Corp.	9,220	158,953
CMS Energy Corp. (a) (b)	30,780	293,026
Duquesne Light Holdings Inc. (b)	14,373	258,139
El Paso Electric Co. (a)	8,643	138,893
Empire District Electric Co. (The) (b)	5,207	107,004
IDACORP Inc. (b)	7,650	222,309
MGE Energy Inc.	3,097	98,547
Otter Tail Corp.	4,442	113,271
PNM Resources Inc. (b)	11,925	268,432
Sierra Pacific Resources Corp. (a) (b)	21,310	190,724
UIL Holdings Corp.	2,841	139,749
UniSource Energy Corp.	6,792	165,385

		3,052,800

ELECTRICAL COMPONENTS & EQUIPMENT (0.82%)
Advanced Energy Industries Inc. (a)	5,074	47,137
Artesyn Technologies Inc. (a) (b)	6,424	64,112
Belden CDT Inc. (b)	8,818	192,232
	Shares	Value
COMMON STOCKS (Cont.)

ELECTRICAL COMPONENTS & EQUIPMENT (Cont.)
C&D Technologies Inc.	5,124	$97,458
Capstone Turbine Corp. (a)	1,518	2,323
Cherokee International Corp. (a)	1,121	9,405
Encore Wire Corp. (a)	3,006	39,799
Energy Conversion Devices Inc. (a) (b)	3,983	52,815
General Cable Corp. (a) (b)	6,998	74,459
GrafTech International Ltd. (a)	18,453	257,419
Intermagnetics General Corp. (a)	5,100	118,065
Littelfuse Inc. (a)	4,267	147,340
Magnetek Inc. (a) (b)	3,491	26,078
Medis Technologies Ltd. (a) (b)	2,701	30,359
Powell Industries Inc. (a)	601	10,127
Power-One Inc. (a)	12,088	78,330
Rayovac Corp. (a)	6,689	176,255
Universal Display Corp. (a) (b)	4,129	34,766
Valence Technology Inc. (a) (b)	21,022	72,316
Vicor Corp.	3,808	38,499
Wilson Greatbatch Technologies Inc. (a)	4,364	78,072

		1,647,366

ELECTRONICS (2.72%)
ADE Corp. (a) (b)	1,984	33,797
American Superconductor Corp. (a)	4,941	61,367
Analogic Corp. (b)	2,200	91,718
Bei Technologies Inc.	2,317	63,486
Bel Fuse Inc. Class B	2,006	66,358
Benchmark Electronics Inc. (a)	7,797	232,351
Brady Corp. Class A	3,731	181,961
Checkpoint Systems Inc. (a) (b)	7,172	111,668
Coherent Inc. (a)	5,874	152,372
CTS Corp. (b)	7,233	91,136
Cubic Corp.	2,926	67,005
Cymer Inc. (a)	7,039	201,738
Daktronics Inc. (a)	2,798	68,411
DDi Corp. (a)	4,050	20,533
Dionex Corp. (a)	3,809	208,352
Electro Scientific Industries Inc. (a)	5,674	98,444
Excel Technology Inc. (a)	1,973	50,943
FEI Co. (a)	4,838	95,599
FSI International Inc. (a)	6,496	27,153
Identix Inc. (a)	17,454	116,244
II-VI Inc. (a)	2,232	78,142
Intevac Inc. (a)	4,432	27,833
InVision Technologies Inc. (a)	3,176	142,888
Itron Inc. (a) (b)	4,167	72,714
Keithley Instruments Inc.	2,563	44,724
KEMET Corp. (a)	15,709	127,086
Maxwell Technologies Inc. (a)	1,619	16,692
Measurements Specialties Inc. (a)	2,098	52,135
Merix Corp. (a)	3,187	33,017
Methode Electronics Inc.	6,635	84,862
Metrologic Instruments Inc. (a)	1,826	28,942
MIPS Technologies Inc. Class A (a)	7,050	40,185

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

ELECTRONICS (Cont.)
Molecular Devices Corp. (a) (b)	2,825	$66,585
OSI Systems Inc. (a) (b)	2,626	42,279
Paradyne Networks Inc. (a)	7,393	34,008
Park Electrochemical Corp.	3,677	77,952
Paxar Corp. (a)	6,341	143,814
Photon Dynamics Inc. (a)	3,070	62,321
Planar Systems Inc. (a) (b)	3,059	34,291
Plexus Corp. (a) (b)	7,814	86,267
PLX Technology Inc. (a)	3,664	26,417
RAE Systems Inc. (a)	5,542	30,924
Rofin-Sinar Technologies Inc. (a)	3,067	90,108
Rogers Corp. (a)	3,220	136,818
SBS Technologies Inc. (a)	3,085	37,637
Sonic Solutions Inc. (a) (b)	3,906	63,746
Spatialight Inc. (a) (b)	7,329	43,241
Stoneridge Inc. (a)	3,324	46,868
Sypris Solutions Inc.	1,362	18,591
Taser International Inc. (a) (b)	4,676	175,584
Technitrol Inc. (a)	7,877	153,601
Thomas & Betts Corp. (b)	11,474	307,733
Trimble Navigation Ltd. (a)	9,599	303,328
TTM Technologies Inc. (a) (b)	7,879	70,044
Ultralife Batteries Inc. (a) (b)	3,061	31,130
Varian Inc. (a)	6,556	248,276
Viisage Technology Inc. (a)	3,734	21,470
Watts Water Technologies Inc. Class A	4,314	115,831
Woodhead Industries Inc.	1,151	15,884
Woodward Governor Co.	1,720	116,083
X-Rite Inc.	3,832	55,832
Zygo Corp. (a)	3,164	32,051

		5,478,570

ENERGY - ALTERNATE SOURCES (0.20%)
FuelCell Energy Inc. (a) (b)	8,003	82,031
Headwaters Inc. (a)	6,578	202,997
KFx Inc. (a) (b)	7,627	58,804
Plug Power Inc. (a) (b)	9,483	60,786

		404,618

ENERGY & RELATED (0.03%)
Edge Petroleum Corp. (a)	2,134	34,080
Syntroleum Corp. (a)	4,350	30,537

		64,617

ENGINEERING & CONSTRUCTION (0.58%)
Dycom Industries Inc. (a)	9,213	261,557
EMCOR Group Inc. (a) (b)	2,973	111,844
Granite Construction Inc.	6,497	155,278
Infrasource Services Inc. (a)	1,543	16,201
Insituform Technologies Inc. Class A (a)	4,829	90,157
Perini Corp. (a)	3,458	49,311
Shaw Group Inc. (The) (a) (b)	11,450	137,400
	Shares	Value
COMMON STOCKS (Cont.)

ENGINEERING & CONSTRUCTION (Cont.)
URS Corp. (a)	6,504	$173,527
Washington Group International Inc. (a)	4,950	171,369

		1,166,644

ENTERTAINMENT (1.13%)
Alliance Gaming Corp. (a)	9,345	140,736
AMC Entertainment Inc. (a)	6,431	123,089
Argosy Gaming Co. (a)	4,737	185,690
Carmike Cinemas Inc.	1,533	53,977
Churchill Downs Inc.	798	31,242
Dover Downs Gaming & Entertainment Inc.	1,663	17,112
Dover Motorsports Inc.	5,633	24,166
Empire Resorts Inc. (a)	4,631	34,732
Gaylord Entertainment Co. (a)	6,006	186,186
Isle of Capri Casinos Inc. (a)	2,909	56,347
Macrovision Corp. (a)	9,404	226,448
Magna Entertainment Corp. Class A (a)	4,557	24,836
Nevada Gold & Casinos Inc. (a)	1,702	20,458
Penn National Gaming Inc. (a)	6,074	245,390
Pinnacle Entertainment Inc. (a)	7,254	100,105
Scientific Games Corp. Class A (a)	14,236	271,908
Shuffle Master Inc. (a) (b)	4,527	169,581
Six Flags Inc. (a)	19,563	106,423
Speedway Motorsports Inc.	2,914	97,124
Steinway Musical Instruments Inc. (a)	1,455	39,576
Sunterra Corp. (a)	3,387	32,278
Vail Resorts Inc. (a)	4,253	76,852

		2,264,256

ENVIRONMENTAL CONTROL (0.50%)
Calgon Carbon Corp.	5,956	43,002
Casella Waste Systems Inc. Class A (a)	3,204	37,935
Darling International Inc. (a)	11,298	48,694
Duratek Inc. (a)	1,909	33,961
IMCO Recycling Inc. (a)	2,342	26,699
Ionics Inc. (a)	4,550	122,850
Layne Christensen Co. (a) (b)	1,555	23,434
Metal Management Inc. (a)	2,969	53,976
Mine Safety Appliances Co.	3,912	159,297
Tetra Tech Inc. (a) (b)	10,786	136,659
TRC Companies Inc. (a)	2,324	43,621
Waste Connections Inc. (a) (b)	8,660	274,349

		1,004,477

FOOD (1.09%)
American Italian Pasta Co. Class A (b)	2,868	74,998
Arden Group Inc. Class A	193	16,405
Cal-Maine Foods Inc. (b)	2,259	24,781
Chiquita Brands International Inc. (a)	7,909	137,696
Corn Products International Inc.	6,849	315,739
Flowers Foods Inc.	6,456	166,888

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

FOOD (Cont.)
Great Atlantic & Pacific Tea Co. (a)	3,371	$20,563
Hain Celestial Group Inc. (a) (b)	5,020	88,754
Ingles Markets Inc. Class A	2,105	25,386
J&J Snack Foods Corp. (a)	1,151	49,355
Lance Inc.	4,517	72,950
M&F Worldwide Corp. (a)	1,896	24,667
MGP Ingredients Inc. (b)	1,482	14,701
Nash Finch Co.	2,639	82,997
Pathmark Stores Inc. (a)	4,589	22,257
Performance Food Group Co. (a)	8,841	209,532
Provide Commerce Inc. (a)	1,042	21,767
Ralcorp Holdings Inc. (a)	5,584	201,582
Ruddick Corp.	6,564	128,917
Sanderson Farms Inc.	1,880	62,886
Sanfilippo (John B.) & Son Inc. (a)	1,121	29,370
Seaboard Corp.	49	28,712
United Natural Foods Inc. (a) (b)	7,646	203,384
Weis Markets Inc.	2,365	80,126
Wild Oats Markets Inc. (a) (b)	5,526	47,745
Winn-Dixie Stores Inc. (b)	13,658	42,203

		2,194,361

FOREST PRODUCTS & PAPER (0.55%)
Buckeye Technologies Inc. (a)	5,009	55,850
Caraustar Industries Inc. (a)	5,221	87,556
Deltic Timber Corp. (b)	2,230	88,732
Glatfelter Co.	5,047	62,532
Longview Fibre Co.	9,797	149,404
Pope & Talbot Inc.	3,376	59,418
Potlatch Corp.	5,602	262,230
Rock-Tenn Co. Class A	5,650	88,931
Schweitzer-Mauduit International Inc.	3,150	102,060
Wausau-Mosinee Paper Corp. (b)	8,807	146,637

		1,103,350

GAS (1.47%)
Atmos Energy Corp.	11,411	287,443
Cascade Natural Gas Corp.	2,369	50,294
Energen Corp.	6,817	351,416
EnergySouth Inc.	730	19,892
Laclede Group Inc. (The)	4,475	130,804
New Jersey Resources Corp.	5,253	217,474
Nicor Inc. (b)	7,624	279,801
Northwest Natural Gas Co.	4,961	157,413
NUI Corp. (b)	3,800	50,692
Peoples Energy Corp.	6,822	284,341
Piedmont Natural Gas Co.	7,150	314,171
South Jersey Industries Inc. (b)	3,225	153,994
Southern Union Co. (a) (b)	12,314	252,437
Southwest Gas Corp.	6,726	161,088
	Shares	Value
COMMON STOCKS (Cont.)

GAS (Cont.)
WGL Holdings Inc.	8,841	$249,847

		2,961,107

HAND & MACHINE TOOLS (0.45%)
Baldor Electric Co.	6,100	144,326
Franklin Electric Co. Inc.	2,448	96,941
Kennametal Inc.	6,869	310,135
Lincoln Electric Holding Inc.	6,403	200,798
Milacron Inc. (a) (b)	8,406	26,227
Regal-Beloit Corp.	4,927	119,184

		897,611

HEALTH CARE (0.33%)
Abaxis Inc. (a) (b)	3,098	40,305
ABIOMED Inc. (a)	2,406	21,293
America Service Group Inc. (a)	1,298	53,270
Cyberoptics Corp. (a)	1,471	22,712
Endocardial Solutions Inc. (a)	3,269	37,822
FARO Technologies Inc. (a)	1,982	40,314
Flanders Corp. (a)	1,784	15,325
Genelabs Technologies Inc. (a) (b)	6,155	16,065
I-Flow Corp. (a)	3,524	51,028
LCA-Vision Inc. (b)	2,290	59,059
LeCroy Corp. (a)	619	10,343
MedCath Corp. (a)	1,084	17,149
Microtek Medical Holdings Inc. (a) (b)	7,683	24,278
Microvision Inc. (a) (b)	3,130	18,530
Palomar Medical Technologies Inc. (a)	2,220	48,662
Psychiatric Solutions Inc. (a)	1,890	47,911
Res-Care Inc. (a)	2,880	34,128
Sonic Innovations Inc. (a)	1,765	8,048
ThermoGenesis Corp. (a) (b)	15,294	73,411
Urologix Inc. (a)	2,527	15,971

		655,624

HEALTH CARE-PRODUCTS (3.19%)
Advanced Medical Optics Inc. (a) (b)	6,635	262,547
Advanced Neuromodulation Systems Inc. (a)	3,886	117,940
Align Technology Inc. (a)	10,278	157,048
American Medical Systems Holdings Inc. (a)	4,863	176,381
Animas Corp. (a)	790	12,719
Arrow International Inc.	4,035	120,646
ArthroCare Corp. (a) (b)	3,915	114,670
Aspect Medical Systems Inc. (a)	2,335	42,240
BioLase Technology Inc. (b)	3,886	31,710
Biosite Inc. (a) (b)	2,521	123,428
Bioveris Corp. (a)	3,721	23,107
Bruker BioSciences Corp. (a)	4,158	14,387
Candela Corp. (a)	3,458	39,905
Cardiac Science Inc. (a)	10,598	20,348

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (Cont.)
CardioDynamics International Corp. (a)	5,343	$24,578
Cepheid Inc. (a)	7,474	64,426
Closure Medical Corp. (a)	1,426	20,306
Conceptus Inc. (a) (b)	4,829	44,765
CONMED Corp. (a)	6,029	158,563
CTI Molecular Imaging Inc. (a) (b)	5,875	47,411
Cyberonics Inc. (a) (b)	3,868	79,139
Datascope Corp.	2,082	77,659
Diagnostic Products Corp.	4,363	178,316
DJ Orthopedics Inc. (a)	3,751	66,205
Encore Medical Corp. (a)	3,743	18,640
EPIX Pharmaceuticals Inc. (a)	4,435	85,640
Exactech Inc. (a)	734	15,010
E-Z-Em Inc.	774	13,893
Haemonetics Corp. (a)	3,613	118,651
Hanger Orthopedic Group Inc. (a) (b)	4,101	20,546
Hologic Inc. (a) (b)	4,010	77,273
ICU Medical Inc. (a) (b)	2,081	54,189
Immucor Inc. (a)	5,523	136,694
Immunicon Corp. (a)	497	4,970
Intuitive Surgical Inc. (a)	6,571	162,632
Invacare Corp.	4,938	227,148
Inverness Medical Innovations Inc. (a) (b)	2,402	49,962
IVAX Diagnostics Inc. (a)	254	1,389
Kensey Nash Corp. (a) (b)	1,808	47,352
Kyphon Inc. (a) (b)	4,611	114,261
Laserscope (a) (b)	3,407	69,060
Lifeline Systems Inc. (a)	1,555	37,973
Luminex Corp. (a)	4,583	32,677
Medical Action Industries Inc. (a)	1,328	22,082
Mentor Corp. (b)	8,250	277,860
Merit Medical Systems Inc. (a)	4,063	61,392
NuVasive Inc. (a)	342	3,612
Oakley Inc.	4,885	58,131
Ocular Sciences Inc. (a)	3,738	179,312
OraSure Technologies Inc. (a)	6,925	43,627
Orthologic Corp. (a)	6,392	45,000
Orthovita Inc. (a)	8,544	38,234
Palatin Technologies Inc. (a)	12,171	35,418
PolyMedica Corp.	5,112	157,450
Possis Medical Inc. (a)	3,210	50,269
PSS World Medical Inc. (a)	13,006	130,580
Quidel Corp. (a) (b)	5,255	23,805
Sola International Inc. (a)	6,375	121,444
SonoSite Inc. (a) (b)	2,896	75,441
Steris Corp. (a)	12,688	278,375
SurModics Inc. (a) (b)	2,886	68,542
Sybron Dental Specialties Inc. (a)	7,367	218,726
TECHNE Corp. (a)	7,754	296,048
Thoratec Corp. (a) (b)	9,095	87,494
TriPath Imaging Inc. (a)	4,832	39,526
Ventana Medical Systems Inc. (a)	2,754	138,912
	Shares	Value
COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (Cont.)
Viasys Healthcare Inc. (a)	6,172	$103,258
VISX Inc. (a)	8,853	182,372
Vital Sign Inc.	764	24,433
West Pharmaceutical Services Inc.	5,972	124,516
Wright Medical Group Inc. (a) (b)	5,201	130,649
Young Innovations Inc.	797	26,301
Zila Inc. (a)	4,042	16,653
Zoll Medical Corp. (a)	1,707	56,997

		6,422,863

HEALTH CARE-SERVICES (1.94%)
Alliance Imaging Inc. (a)	4,642	34,676
Amedisys Inc. (a)	2,381	71,311
American Healthways Inc. (a) (b)	5,410	157,485
American Medical Security Group Inc. (a)	2,881	92,163
AMERIGROUP Corp. (a)	4,710	264,937
AmSurg Corp. (a) (b)	5,687	120,451
Apria Healthcare Group Inc. (a)	9,067	247,076
Beverly Enterprises Inc. (a) (b)	19,489	147,532
Centene Corp. (a) (b)	4,138	176,196
Genesis HealthCare Corp. (a)	3,939	119,785
Gentiva Health Services Inc. (a)	4,111	67,297
Inveresk Research Group Inc. (a)	5,558	205,035
Kindred Healthcare Inc. (a) (b)	5,117	124,855
LabOne Inc. (a) (b)	3,307	96,664
LifePoint Hospitals Inc. (a)	7,239	217,242
Matria Healthcare Inc. (a)	2,089	59,140
Molina Healthcare Inc. (a)	1,984	70,432
National Healthcare Corp.	1,573	44,830
OCA Inc. (a) (b)	8,686	41,172
Odyssey Healthcare Inc. (a) (b)	7,498	133,089
Option Care Inc.	2,299	35,566
Pediatrix Medical Group Inc. (a)	4,607	252,694
Province Healthcare Co. (a)	9,752	204,012
RehabCare Group Inc. (a) (b)	3,047	70,172
Select Medical Corp.	17,452	234,380
Sierra Health Services Inc. (a) (b)	4,409	211,323
Specialty Laboratories Inc. (a)	1,407	14,774
Sunrise Senior Living Inc. (a)	3,213	112,841
Symbion Inc. (a)	1,247	20,083
United Surgical Partners International Inc. (a)	5,691	195,486
VistaCare Inc. Class A (a) (b)	2,371	36,300
Wellcare Health Plans Inc. (a)	1,015	19,234

		3,898,233

HOLDING COMPANIES - DIVERSIFIED (0.10%)
Resource America Inc. Class A	2,693	63,528
Terremark Worldwide Inc. (a)	71,585	45,814

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

HOLDING COMPANIES - DIVERSIFIED (Cont.)
Walter Industries Inc.	5,772	$92,467

		201,809

HOME BUILDERS (0.95%)
Beazer Homes USA Inc. (b)	2,481	265,194
Brookfield Homes Corp.	2,937	77,390
Champion Enterprises Inc. (a) (b)	13,719	141,169
Coachmen Industries Inc.	2,800	44,184
Dominion Homes Inc. (a) (b)	889	21,176
Fleetwood Enterprises Inc. (a) (b)	10,633	161,409
Levitt Corp. Class A	2,904	68,128
M/I Homes Inc.	2,500	106,100
Meritage Homes Corp. (a)	1,965	154,449
Monaco Coach Corp.	5,398	116,867
Orleans Homebuilders Inc. (a)	526	11,846
Palm Harbor Homes Inc. (a) (b)	3,305	55,689
Skyline Corp. (b)	1,843	73,812
Technical Olympic USA Inc. (b)	1,246	35,187
Thor Industries Inc. (b)	6,895	182,511
WCI Communities Inc. (a) (b)	6,922	161,283
William Lyon Homes Inc. (a) (b)	824	73,254
Winnebago Industries Inc. (b)	4,717	163,397

		1,913,045

HOME FURNISHINGS (0.56%)
American Woodmark Corp. (b)	2,270	84,047
Applica Inc. (a)	3,794	15,328
Bassett Furniture Industries Inc.	1,520	28,698
Digital Theater Systems Inc. (a)	3,328	60,736
Ethan Allen Interiors Inc.	6,269	217,848
Furniture Brands International Inc.	9,906	248,442
Hooker Furniture Corp.	2,438	67,362
Kimball International Inc. Class B	4,070	56,492
La-Z-Boy Inc.	9,556	145,060
Stanley Furniture Co. Inc. (b)	994	43,736
Tempur-Pedic International Inc. (a)	3,464	51,925
TiVo Inc. (a) (b)	8,866	58,693
Universal Electronics Inc. (a)	2,270	38,091

		1,116,458

HOUSEHOLD PRODUCTS & WARES (0.87%)
American Greetings Corp. Class A (a) (b)	11,948	300,134
Blyth Inc.	5,828	180,085
Central Garden & Pet Co. (a)	3,461	105,976
CSS Industries Inc.	1,571	48,607
Ennis Inc.	3,325	71,222
Harland (John H.) Co.	5,490	172,112
Jarden Corp. (a) (b)	5,237	191,098
Lifetime Hoan Corp. (b)	1,273	18,904
Playtex Products Inc. (a)	5,029	31,683
Russ Berrie & Co. Inc.	2,203	44,390
Standard Register Co. (The) (b)	2,519	26,450
	Shares	Value
COMMON STOCKS (Cont.)

HOUSEHOLD PRODUCTS & WARES (Cont.)
Tupperware Corp. (b)	9,480	$160,970
Water Pik Technologies Inc. (a)	2,096	31,230
WD (d)0 Co.	3,138	89,747
Yankee Candle Co. Inc. (The) (a)	9,467	274,164

		1,746,772

HOUSEWARES (0.20%)
Libbey Inc.	2,923	54,660
National Presto Industries Inc.	1,318	55,119
Toro Co.	4,400	300,520

		410,299

INSURANCE (2.32%)
Alfa Corp.	4,548	63,490
American Equity Investment Life Holding Co.	3,933	37,324
American Physicians Capital Inc. (a)	2,109	64,578
AmerUs Group Co. (b)	7,421	304,261
Argonaut Group Inc. (a)	4,472	83,492
Baldwin & Lyons Inc. Class B	1,018	25,694
Bristol West Holdings Inc.	2,803	48,043
Ceres Group Inc. (a)	3,036	16,546
Citizens Inc. (a) (b)	4,434	26,471
CNA Surety Corp. (a) (b)	2,513	26,638
Commerce Group Inc. (b)	4,851	234,788
Crawford & Co. Class B	2,762	18,505
Danielson Holding Corp. (a)	8,878	54,067
Delphi Financial Group Inc. Class A	4,889	196,391
Direct General Corp.	3,040	87,917
Donegal Group Inc. Class A	519	9,965
FBL Financial Group Inc. Class A	2,731	71,525
First Acceptance Corp. (a)	2,372	16,960
FPIC Insurance Group Inc. (a) (b)	1,620	41,877
Great American Financial Resources Inc.	1,520	23,241
Harleysville Group Inc.	5,732	118,423
Hilb, Rogal & Hobbs Co. (b)	5,893	213,444
Horace Mann Educators Corp.	8,524	149,852
Infinity Property & Casualty Corp.	4,501	132,915
Kansas City Life Insurance Co.	1,499	63,812
LandAmerica Financial Group Inc.	3,612	164,346
Midland Co. (The)	1,066	29,155
National Western Life Insurance Co. Class A (a)	190	30,951
Navigators Group Inc. (The) (a)	1,343	39,269
NYMAGIC Inc.	667	14,601
Ohio Casualty Corp. (a)	11,655	243,939
Penn-America Group Inc. (b)	1,669	22,715
Philadelphia Consolidated Holding Corp. (a)	3,419	188,455
Phoenix Companies Inc.	17,192	179,141
PMA Capital Corp. Class A (a) (b)	4,711	35,568

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Presidential Life Corp.	4,357	$74,853
ProAssurance Corp. (a) (b)	5,077	177,797
RLI Corp. (b)	4,341	163,005
Safety Insurance Group Inc.	1,309	29,099
Selective Insurance Group Inc. (b)	5,608	208,618
State Auto Financial Corp.	2,225	64,414
Stewart Information Services Corp.	3,480	137,112
Triad Guaranty Inc. (a)	1,922	106,633
21st Century Insurance Group	4,182	55,830
U.S.I. Holdings Corp. (a)	6,367	86,910
UICI	7,217	236,285
United Fire & Casualty Co.	1,249	71,605
Universal American Financial Corp. (a)	4,356	56,323
Vesta Insurance Group	6,253	28,076
Zenith National Insurance Corp.	2,021	85,509

		4,660,428

INTERNET (2.91%)
Agile Software Corp. (a)	9,146	72,528
Alloy Inc. (a) (b)	8,071	30,589
aQuantive Inc. (a) (b)	8,164	78,783
Ariba Inc. (a)	11,350	106,009
AsiaInfo Holdings Inc. (a)	5,750	28,060
@Road Inc. (a)	5,899	24,894
autobytel.com Inc. (a)	7,271	65,221
Blue Nile Inc. (a) (b)	533	17,951
CMGI Inc. (a)	59,993	72,592
CNET Networks Inc. (a) (b)	24,438	223,608
Digital Insight Corp. (a)	7,052	96,119
Digital River Inc. (a) (b)	6,207	184,844
Digitas Inc. (a)	9,199	71,108
DoubleClick Inc. (a)	21,972	129,855
Drugstore.com Inc. (a)	6,678	22,839
E.piphany Inc. (a)	14,165	57,085
EarthLink Inc. (a)	25,170	259,251
eCollege.com Inc. (a) (b)	3,083	29,751
Entrust Inc. (a)	9,819	24,842
eResearch Technology Inc. (a)	8,079	107,693
F5 Networks Inc. (a) (b)	6,662	202,925
FindWhat.com (a) (b)	4,687	87,788
GSI Commerce Inc. (a)	3,136	27,628
Harris Interactive Inc. (a)	9,121	60,107
HomeStore Inc. (a)	21,783	50,319
InfoSpace Inc. (a)	6,105	289,316
INTAC International Inc. (a) (b)	3,207	25,752
Internet Capital Group Inc. (a)	11,959	77,255
Internet Security Systems Inc. (a)	7,471	127,007
Interwoven Inc. (a)	8,147	58,984
Ipass Inc. (a)	9,199	55,102
j2 Global Communications Inc. (a) (b)	3,774	119,221
Keynote Systems Inc. (a)	3,227	45,694
Kintera Inc. (a) (b)	1,078	10,176
	Shares	Values
COMMON STOCKS (Cont.)

INTERNET (Cont.)
Lionbridge Technologies Inc. (a)	8,086	$69,459
LookSmart Ltd. (a)	10,621	15,613
MarketWatch.com Inc. (a)	1,987	24,818
MatrixOne Inc. (a)	8,375	42,378
Neoforma Inc. (a)	1,904	17,726
Net2Phone Inc. (a) (b)	5,105	16,438
NetBank Inc.	9,193	92,022
Netegrity Inc. (a)	5,748	43,167
NetRatings Inc. (a) (b)	2,294	40,902
NIC Inc. (a)	5,480	29,373
1-800 CONTACTS INC. (a)	1,353	20,579
1-800-FLOWERS.COM Inc. (a)	3,519	29,208
Openwave Systems Inc. (a)	12,278	108,292
Opsware Inc. (a) (b)	9,811	55,040
Overstock.com Inc. (a) (b)	2,060	75,664
PC-Tel Inc. (a)	4,215	34,816
Portal Software Inc. (a)	5,376	14,676
Priceline.com Inc. (a) (b)	4,897	108,566
ProQuest Co. (a) (b)	5,109	131,301
RealNetworks Inc. (a)	20,050	93,433
Redback Networks Inc. (a) (b)	8,206	42,835
RightNow Technologies Inc. (a)	801	10,037
RSA Security Inc. (a) (b)	11,770	227,161
S1 Corp. (a)	13,840	110,443
Safeguard Scientifics Inc. (a)	25,632	47,932
Sapient Corp. (a)	14,792	112,863
Secure Computing Corp. (a)	6,518	49,472
SeeBeyond Technology Corp. (a)	9,839	30,304
Sohu.com Inc. (a) (b)	4,392	73,039
SonicWALL Inc. (a)	10,324	69,790
Stamps.com Inc.	3,528	46,922
Stellent Inc. (a)	3,885	29,953
SupportSoft Inc. (a)	7,159	69,729
Travelzoo Inc. (a) (b)	806	41,912
TriZetto Group Inc. (The)(a)	4,858	28,322
24/7 Real Media Inc. (a)	11,985	45,903
United Online Inc. (a)	11,690	112,458
ValueClick Inc. (a)	14,368	135,634
Verity Inc. (a)	5,887	75,825
Versata Inc. (a)	8	13
Verso Technologies Inc. (a) (b)	33,374	31,705
Vignette Corp. (a)	58,411	77,687
WatchGuard Technologies Inc. (a)	6,265	29,320
WebEx Communications Inc. (a) (b)	5,517	120,381
webMethods Inc. (a)	8,956	47,646
Websense Inc. (a)	4,539	189,140

		5,860,793

INVESTMENT COMPANIES (0.16%)
Apollo Investment Corp.	11,267	159,428
Gladstone Capital Corp. (b)	2,055	46,669

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

INVESTMENT COMPANIES (Cont.)
MCG Capital Corp.	6,411	$111,295

		317,392

IRON & STEEL (0.92%)
AK Steel Holding Corp. (a)	20,509	167,353
Allegheny Technologies Inc.	17,878	326,274
Carpenter Technology Corp.	4,334	206,905
Cleveland-Cliffs Inc. (a) (b)	1,964	158,829
Gibraltar Steel Corp. (b)	3,110	112,458
Oregon Steel Mills Inc. (a)	5,107	84,929
Reliance Steel & Aluminum Co.	5,382	213,665
Ryerson Tull Inc.	4,964	85,232
Schnitzer Steel Industries Inc. Class A (b)	3,429	110,928
Steel Dynamics Inc.	7,121	275,013
Steel Technologies Inc.	1,903	48,749
Wheeling-Pittsburgh Corp. (a)	1,802	56,421

		1,846,756

LEISURE TIME (0.45%)
Ambassadors Group Inc.	1,228	33,156
Arctic Cat Inc.	2,552	66,224
Callaway Golf Co. (b)	12,627	133,467
Escalade Inc.	1,153	16,015
K2 Inc. (a) (b)	7,587	108,570
Life Time Fitness Inc. (a)	2,175	55,811
Marine Products Corp.	1,683	30,294
Multimedia Games Inc. (a) (b)	4,028	62,434
Nautilus Group Inc. (The) (b)	5,624	127,046
Navigant International Inc. (a) (b)	2,568	41,935
Orbitz Inc. Class A(a) (b)	2,387	64,926
Pegasus Solutions Inc. (a)	4,909	58,515
WMS Industries Inc. (a) (b)	4,104	105,432

		903,825

LODGING (0.53%)
Ameristar Casinos Inc.	2,152	65,098
Aztar Corp. (a)	6,697	177,471
Boca Resorts Inc. Class A (a)	5,041	93,611
Boyd Gaming Corp.	8,436	237,473
La Quinta Corp. (a)	34,135	266,253
Lakes Gaming Inc. (a)	1,865	19,545
Marcus Corp. (b)	4,237	82,494
MTR Gaming Group Inc. (a)	3,655	34,065
Prime Hospitality Corp. (a)	7,331	89,218

		1,065,228

MACHINERY (1.82%)
Albany International Corp. Class A	5,098	151,971
Applied Industrial Technologies Inc.	3,546	126,734
Astec Industries Inc. (a)	2,843	54,358
Bucyrus International Inc. Class A(a)	961	32,290
	Shares	Value
COMMON STOCKS (Cont.)

MACHINERY (Cont.)
Cascade Corp.	2,271	$63,043
Cognex Corp.	7,610	199,382
Flowserve Corp. (a)	10,281	248,595
Gardner Denver Inc. (a)	3,924	108,185
Global Power Equipment Group Inc. (a)	5,115	37,902
Gorman-Rupp Co. (The)	1,575	32,067
IDEX Corp.	9,428	320,175
JLG Industries Inc. (b)	8,280	139,104
Joy Global Inc.	9,551	328,363
Kadant Inc. (a)	2,958	54,309
Lindsay Manufacturing Co. (b)	2,795	74,990
Manitowoc Co. Inc. (The)	5,165	183,151
Middleby Corp. (The) (b)	748	39,382
NACCO Industries Inc.	1,026	88,390
Nordson Corp.	5,117	175,667
Presstek Inc. (a)	5,526	53,436
Robbins & Myers Inc.	2,245	49,390
Sauer-Danfoss Inc.	2,011	34,348
Stewart & Stevenson Services Inc.	5,590	98,775
Tecumseh Products Co. Class A	3,186	133,398
Tennant Co.	1,888	76,521
Terex Corp. (a)	9,259	401,841
Thomas Industries Inc.	2,909	91,343
Unova Inc. (a) (b)	9,337	131,185
Wabtec Corp.	7,257	135,633

		3,663,928

MANUFACTURING (1.61%)
Actuant Corp. Class A (a) (b)	4,571	188,371
Acuity Brands Inc.	8,171	194,225
Ameron International Corp.	1,693	55,700
Applied Films Corp. (a) (b)	2,899	52,211
AptarGroup Inc.	6,874	302,250
Barnes Group Inc.	2,705	74,306
Blount International Inc. (a)	1,061	13,899
Ceradyne Inc. (a) (b)	2,954	129,710
CLARCOR Inc.	4,836	230,532
CUNO Inc. (a) (b)	3,252	187,803
EnPro Industries Inc. (a)	4,160	100,422
ESCO Technologies Inc. (a)	2,472	167,503
Federal Signal Corp. (b)	9,328	173,314
Griffon Corp. (a) (b)	4,826	101,829
Hexcel Corp. (a)	3,911	54,050
Jacuzzi Brands Inc. (a)	14,090	131,037
Lancaster Colony Corp.	5,159	217,529
Matthews International Corp. Class A	6,145	208,193
Myers Industries Inc.	4,779	52,330
Quixote Corp.	1,513	29,171
Raven Industries Inc.	1,291	57,385
Smith (A.O.) Corp.	3,629	88,366
Standex International Corp.	2,827	69,262
Sturm Ruger & Co. Inc.	3,659	32,968
Tredegar Corp.	5,714	103,995

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

MANUFACTURING (Cont.)
Trinity Industries Inc. (b)	7,022	$218,876

		3,235,237

MEDIA (1.38%)
Beasley Broadcast Group Inc. Class A (a)	1,067	16,752
Charter Communications Inc. Class A (a) (b)	48,939	130,178
Courier Corp.	980	40,846
Crown Media Holdings Inc. (a) (b)	2,762	23,063
Cumulus Media Inc. Class A (a)	9,804	141,080
Emmis Communications Corp. (a)	9,399	169,746
Entravision Communications Corp. (a)	9,322	70,940
Fisher Communications Inc. (a)	772	37,056
4Kids Entertainment Inc. (a) (b)	2,624	53,005
Gray Television Inc.	9,005	107,160
Hollinger International Inc.	11,022	190,570
Information Holdings Inc. (a)	2,672	72,759
Insight Communications Co. Inc. (a) (b)	8,000	70,400
Journal Communications Inc. Class A	3,628	63,635
Journal Register Co. (a)	8,139	153,827
Liberty Corp.	3,195	126,969
Lin TV Corp. Class A(a)	5,528	107,685
LodgeNet Entertainment Corp. (a)	2,529	33,383
Martha Stewart Living Omnimedia Inc. Class A (a) (b)	2,353	36,942
Mediacom Communications Corp. (a) (b)	12,047	78,667
Nelson (Thomas) Inc.	2,100	41,055
Nexstar Broadcasting Group Inc. Class A (a)	1,441	12,277
Paxson Communications Corp. (a)	7,941	10,720
Playboy Enterprises Inc. Class B(a)	4,694	47,128
Primedia Inc. (a)	24,488	57,547
Pulitzer Inc. (b)	1,960	96,824
Readers Digest Association Inc. (The)	17,991	262,489
Regent Communications Inc. (a)	4,489	25,408
Saga Communications Inc. (a)	3,196	54,172
Salem Communications Corp. Class A (a)	1,802	45,627
Scholastic Corp. (a)	5,851	180,737
Sinclair Broadcast Group Inc. Class A	8,567	62,539
Spanish Broadcasting System Inc. Class A (a)	6,888	67,778
Value Line Inc.	162	5,994
World Wrestling Entertainment Inc.	2,870	35,071
Young Broadcasting Inc. Class A(a)	3,178	34,545

		2,764,574

METAL FABRICATE & HARDWARE (0.59%)
CIRCOR International Inc.	3,203	62,459
Commercial Metals Co.	5,570	221,240
Kaydon Corp.	5,472	157,429
	Shares	Value
COMMON STOCKS (Cont.)

METAL FABRICATE & HARDWARE (Cont.)
Lawson Products Inc.	573	$23,476
Metals USA Inc. (a)	3,910	69,363
Mueller Industries Inc.	6,871	295,109
NN Inc.	1,214	13,900
NS Group Inc. (a)	3,799	70,282
Penn Engineering & Manufacturing Corp.	2,285	42,547
Quanex Corp.	3,218	165,019
Valmont Industries Inc.	3,204	66,867

		1,187,691

MINING (0.65%)
AMCOL International Corp.	4,316	82,522
Brush Engineered Materials Inc. (a)	3,768	78,035
Century Aluminum Co. (a)	3,674	101,880
Coeur d'Alene Mines Corp. (a) (b)	38,946	184,604
Compass Minerals International Inc.	2,659	59,030
Hecla Mining Co. (a) (b)	20,878	155,332
Owens & Minor Inc.	7,542	191,567
Royal Gold Inc. (b)	3,831	65,433
RTI International Metals Inc. (a)	3,818	73,955
Stillwater Mining Co. (a)	8,499	131,735
Titanium Metals Corp. (a)	1,615	37,888
USEC Inc.	13,988	145,056

		1,307,037

OFFICE & BUSINESS EQUIPMENT (0.16%)
CompX International Inc. (a)	818	13,088
General Binding Corp. (a)	487	6,837
Global Imaging Systems Inc. (a)	4,563	141,818
Imagistics International Inc. (a)	3,145	105,672
Navarre Corp. (a)	3,792	54,946

		322,361

OFFICE FURNISHINGS (0.03%)
Interface Inc. Class A(a)	8,195	65,724

OIL & GAS (3.32%)
Atwood Oceanics Inc. (a)	2,314	110,008
Berry Petroleum Co. Class A	3,833	140,786
Brigham Exploration Co (a)	3,884	36,510
Cabot Oil & Gas Corp.	6,224	279,458
Callon Petroleum Co. (a) (b)	2,580	32,714
Cheniere Energy Inc. (a) (b)	3,668	72,480
Cimarex Energy Co. (a)	7,831	273,615
Clayton Williams Energy Inc. (a)	916	19,630
Comstock Resources Inc. (a)	6,588	137,821
Delta Petroleum Corp. (a) (b)	3,550	46,292
Denbury Resources Inc. (a)	10,418	264,617
Encore Acquisition Co. (a)	4,666	160,977
Energy Partners Ltd. (a) (b)	4,841	78,811
Forest Oil Corp. (a)	9,752	293,730

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

OIL & GAS (Cont.)
Frontier Oil Corp.	5,620	$132,688
FX Energy Inc. (a) (b)	6,802	61,490
Giant Industries Inc. (a)	1,864	45,295
Grey Wolf Inc. (a) (b)	34,250	167,483
Harvest Natural Resources Inc. (a)	6,649	110,373
Helmerich & Payne Inc.	9,632	276,342
Holly Corp. (b)	4,966	126,633
Houston Exploration Co. (a)	2,676	158,821
KCS Energy Inc. (a)	9,400	130,754
Magnum Hunter Resources Inc. (a)	15,725	181,467
McMoRan Exploration Co. (a) (b)	2,723	35,481
Meridian Resource Corp. (The) (a)	10,658	94,110
Mission Resources Corp. (a)	5,966	37,526
Parker Drilling Co. (a)	17,683	64,897
Penn Virginia Corp.	3,598	142,445
Petroleum Development Corp. (a)	2,960	129,707
Plains Exploration & Production Co. (a)	14,510	346,209
Quicksilver Resources Inc. (a) (b)	5,366	175,307
Range Resources Corp. (b)	12,903	225,673
Remington Oil & Gas Corp. (a)	4,309	113,111
Southwestern Energy Co. (a)	6,872	288,555
Spinnaker Exploration Co. (a)	4,848	169,874
St. Mary Land & Exploration Co. (b)	5,485	218,358
Stone Energy Corp. (a)	4,417	193,288
Swift Energy Co. (a) (b)	5,429	130,079
Tesoro Petroleum Corp. (a)	12,296	363,101
TODCO Class A(a)	2,574	44,659
Unit Corp. (a)	7,169	251,489
Vintage Petroleum Inc. (b)	9,857	197,830
Whiting Petroleum Corp. (a)	3,809	115,794

		6,676,288

OIL & GAS SERVICES (1.51%)
Cal Dive International Inc. (a) (b)	7,393	263,339
CARBO Ceramics Inc.	2,459	177,392
Dril-Quip Inc. (a)	1,471	32,803
Global Industries Ltd. (a)	13,284	82,095
Gulf Island Fabrication Inc.	1,471	32,803
Hanover Compressor Co. (a)	14,818	199,302
Hornbeck Offshore Services Inc. (a)	1,544	25,476
Hydril Company LP (a)	3,265	140,232
Input/Output Inc. (a) (b)	12,237	126,163
Key Energy Services Inc. (a)	23,726	262,172
Lone Star Technologies Inc. (a)	5,657	213,835
Lufkin Industries Inc.	567	21,104
Matrix Service Co. (a)	2,912	14,909
Maverick Tube Corp. (a)	8,035	247,558
Newpark Resources Inc. (a)	14,763	88,578
Oceaneering International Inc. (a)	4,849	178,637
Oil States International Inc. (a)	5,481	102,495
RPC Inc.	2,193	39,211
Seacor Holdings Inc. (a) (b)	3,705	173,209
Superior Energy Services Inc. (a)	9,831	127,017
	Shares	Value
COMMON STOCKS (Cont.)

OIL & GAS SERVICES (Cont.)
Tetra Technologies Inc. (a)	4,185	$129,944
Universal Compression Holdings Inc. (a)	3,436	117,065
Veritas DGC Inc. (a)	6,438	146,658
W-H Energy Services Inc. (a)	4,912	101,924

		3,043,921

PACKAGING & CONTAINERS (0.35%)
Anchor Glass Container Corp.	1,185	9,729
Chesapeake Corp. (b)	3,558	85,463
Crown Holdings Inc. (a)	31,014	319,754
Graphic Packaging Corp. (a)	11,660	75,557
Greif Inc. Class A	2,825	119,074
Silgan Holdings Inc.	2,198	101,767

		711,344

PHARMACEUTICALS (3.63%)
Abgenix Inc. (a)	15,784	155,630
Able Laboratories Inc. (a) (b)	3,356	64,301
Accelrys Inc. (a)	4,939	32,202
Adolor Corp. (a)	7,603	85,534
Advancis Pharmaceutical Corp. (a)	1,032	8,411
Alkermes Inc. (a) (b)	17,270	199,296
Alpharma Inc. Class A	7,664	140,175
Antigenics Inc. (a) (b)	4,236	25,543
Array BioPharma Inc. (a)	3,970	27,750
AtheroGenics Inc. (a) (b)	7,130	234,934
Atrix Laboratories Inc. (a)	4,377	134,330
Bentley Pharmaceuticals Inc. (a)	3,131	33,157
Biocryst Pharmaceuticals Inc. (a)	2,396	12,220
Bioenvision Inc. (a)	3,138	25,073
BioMarin Pharmaceutical Inc. (a)	11,360	58,958
Bio-Reference Laboratories Inc. (a)	1,320	18,401
Bone Care International Inc. (a)	3,031	73,653
Bradley Pharmaceuticals Inc. (a) (b)	2,324	47,293
Caraco Pharmaceutical Laboratories Ltd. (a)	1,573	12,112
Cell Therapeutics Inc. (a) (b)	9,457	64,875
Connetics Corp. (a) (b)	6,341	171,334
Corixa Corp. (a) (b)	11,097	46,164
Cubist Pharmaceuticals Inc. (a) (b)	7,820	77,262
CV Therapeutics Inc. (a) (b)	6,166	77,075
Cypress Bioscience Inc. (a)	5,415	63,193
Dendreon Corp. (a) (b)	11,224	94,394
Depomed Inc. (a) (b)	1,289	6,729
Discovery Laboratories Inc. (a) (b)	10,902	73,043
DOV Pharmaceutical Inc. (a)	2,567	43,998
Durect Corp. (a) (b)	4,352	6,093
DUSA Pharmaceuticals Inc. (a)	2,130	24,452
Dyax Corp. (a)	4,781	36,527
Dynavax Technologies Corp. (a)	604	3,286
First Horizon Pharmaceutical Corp. (a) (b)	4,886	97,769

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Genta Inc. (a)	9,578	$25,765
Guilford Pharmaceuticals Inc. (a) (b)	7,559	37,795
HealthExtras Inc. (a) (b)	3,355	46,769
Hollis-Eden Pharmaceuticals(a) (b)	2,827	30,447
Idenix Pharmaceuticals Inc. (a)	686	10,976
ILEX Oncology Inc. (a)	7,331	184,521
Impax Laboratories Inc. (a)	9,087	139,576
Indevus Pharmaceuticals Inc. (a) (b)	7,066	50,098
InKine Pharmaceutical Co. Inc. (a)	16,036	81,463
Inspire Pharmaceuticals Inc. (a)	6,849	107,735
Isis Pharmaceuticals Inc. (a) (b)	8,868	43,453
Isolagen Inc. (a)	4,400	41,580
ISTA Pharmaceuticals Inc. (a)	1,109	13,519
Kos Pharmaceuticals Inc. (a)	3,101	110,427
K-V Pharmaceuticals Co. Class A (a) (b)	7,165	128,254
Lannett Co. Inc. (a)	1,526	14,802
Ligand Pharmaceuticals Inc. Class B(a) (b)	13,425	134,519
Mannatech Inc. (b)	2,508	35,162
MannKind Corp. (a)	2,397	48,036
Medarex Inc. (a) (b)	14,197	104,774
Medicines Co. (The)(a)	9,101	219,698
Nabi Biopharmaceuticals(a)	10,771	144,116
Nature’s Sunshine Products Inc.	1,300	19,721
NeighborCare Inc. (a)	7,282	184,599
NeoPharm Inc. (a) (b)	3,460	29,618
NitroMed Inc. (a) (b)	2,259	53,855
Northfield Laboratories Inc. (a) (b)	4,047	54,108
Noven Pharmaceuticals Inc. (a)	4,419	92,092
NPS Pharmaceuticals Inc. (a) (b)	7,354	160,170
Nutraceutical International Corp. (a)	1,106	15,584
Nuvelo Inc. (a)	6,003	59,310
Omega Protein Corp. (a)	398	3,065
Onyx Pharmaceuticals Inc. (a)	6,695	287,952
Pain Therapeutics Inc. (a) (b)	4,840	34,800
Par Pharmaceutical Companies Inc. (a)	6,484	232,970
Penwest Pharmaceuticals Co. (a)	3,484	39,334
Perrigo Co.	11,972	246,025
PetMed Express Inc. (a)	1,696	8,056
Pharmacyclics Inc. (a)	3,371	34,755
Pharmion Corp. (a)	3,009	155,553
Pharmos Corp. (a)	26,271	75,660
POZEN Inc. (a)	4,170	36,446
Priority Healthcare Corp. Class B (a)	6,786	136,738
Progenics Pharmaceuticals Inc. (a) (b)	2,559	37,489
Renovis Inc. (a)	957	7,666
Rigel Pharmaceuticals Inc. (a)	2,168	54,850
Salix Pharmaceuticals Ltd. (a)	6,766	145,604
Santarus Inc. (a)	1,419	12,870
SciClone Pharmaceuticals Inc. (a) (b)	8,035	28,605
Star Scientific Inc. (a)	3,561	21,081
Tanox Inc. (a) (b)	4,920	83,000
Trimeris Inc. (a) (b)	3,664	55,143
	Shares	Value
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
United Therapeutics Inc. (a)	3,843	$134,236
USANA Health Sciences Inc. (a)	1,717	59,752
Valeant Pharmaceuticals International	15,779	380,589
Vicuron Pharmaceuticals Inc. (a)	9,965	146,286
Vion Pharmaceuticals Inc. (a)	17,691	74,479
Zymogenetics Inc. (a)	4,012	69,969

		7,300,682

PIPELINES (0.01%)
TransMontaigne Inc. (a)	3,091	17,990

REAL ESTATE (0.37%)
Avatar Holdings (a) (b)	1,448	61,468
Bluegreen Corp. (a) (b)	2,722	30,296
CB Richard Ellis Group Inc. Class A (a)	4,190	96,789
Consolidated-Tomoka Land Co.	1,442	50,153
Jones Lang LaSalle Inc. (a)	6,243	206,081
LNR Property Corp. (b)	3,295	203,993
Trammell Crow Co. (a)	6,401	100,624

		749,404

REAL ESTATE INVESTMENT TRUSTS (6.44%)
Acadia Realty Trust	4,374	64,517
Affordable Residential Communities Inc.	4,910	71,686
Alexander’s Inc. (a)	440	87,604
Alexandria Real Estate Equities Inc.	3,678	241,718
American Campus Communities Inc. (a)	2,824	52,413
American Financial Realty Trust	19,926	281,156
American Home Mortgage Investment Corp.	6,656	186,035
AMLI Residential Properties Trust	5,417	165,489
Anthracite Capital Inc.	8,680	96,522
Anworth Mortgage Asset Corp.	7,571	86,158
Arbor Realty Trust Inc.	716	15,895
Ashford Hospitality Trust Inc.	2,752	25,869
Bedford Property Investors Inc.	3,738	113,411
BioMed Realty Trust Inc.	4,509	79,313
Brandywine Realty Trust	8,589	244,615
Capital Automotive REIT	6,713	209,916
Capital Lease Funding Inc.	4,047	44,679
Capstead Mortgage Corp. (b)	2,401	29,892
CarrAmerica Realty Corp.	10,180	332,886
Cedar Shopping Centers Inc.	4,575	63,821
Colonial Properties Trust	3,859	155,209
Commercial Net Lease Realty Inc. (b)	9,386	171,013
Cornerstone Realty Income Trust Inc. (b)	6,844	66,797
Corporate Office Properties Trust	6,172	158,127
Correctional Properties Trust	2,641	72,099
Cousins Properties Inc.	6,527	223,941
CRT Properties Inc.	5,802	124,453
EastGroup Properties Inc. (b)	4,630	153,716
Entertainment Properties Trust (b)	4,824	182,347

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Equity Inns Inc.	7,240	$71,531
Equity One Inc.	6,658	130,630
Essex Property Trust Inc. (b)	4,159	298,824
FelCor Lodging Trust Inc. (a)	10,067	113,858
First Industrial Realty Trust Inc. (b)	7,742	285,680
Gables Residential Trust	5,621	191,957
Getty Realty Corp. (b)	3,794	99,479
Glenborough Realty Trust Inc.	5,980	124,205
Glimcher Realty Trust (b)	7,318	177,827
Global Signal Inc. (a)	936	21,434
Government Properties Trust Inc.	4,242	40,299
Gramercy Capital Corp. (a)	1,110	17,316
Healthcare Realty Trust Inc.	8,763	342,108
Heritage Property Investment Trust Inc.	5,394	157,343
Highland Hospitality Corp.	5,597	63,806
Highwoods Properties Inc.	10,168	250,234
Home Properties Inc.	6,197	245,153
HomeBanc Corp. (Georgia)(a)	4,903	44,127
Impac Mortgage Holdings Inc. (b)	11,914	313,338
Innkeepers USA Trust	5,819	72,388
Investors Real Estate Trust	4,292	42,963
Kilroy Realty Corp.	5,742	218,368
Kite Realty Group Trust	3,814	50,154
Kramont Realty Trust	5,214	96,980
LaSalle Hotel Properties	5,837	161,101
Lexington Corporate Properties Trust	9,212	199,993
LTC Properties Inc.	3,034	54,278
Luminent Mortgage Capital Inc.	6,723	85,248
Maguire Properties Inc.	7,300	177,463
Manufactured Home Communities Inc.	3,789	125,946
Meristar Hospitality Corp. (a)	13,780	75,101
MFA Mortgage Investments Inc.	10,902	100,407
Mid-America Apartment Communities Inc.	4,096	159,539
Mission West Properties Inc.	4,023	41,638
MortgageIT Holdings Inc. (a)	819	11,835
National Health Investors Inc.	4,801	136,540
Nationwide Health Properties Inc.	12,081	250,681
Newcastle Investment Corp.	6,641	203,879
Novastar Financial Inc. (b)	4,542	198,031
Omega Healthcare Investors Inc.	7,635	82,153
Parkway Properties Inc. (b)	2,991	138,932
Pennsylvania Real Estate Investment Trust	5,984	231,341
Post Properties Inc.	7,962	238,064
Prentiss Properties Trust	8,365	301,140
Price Legacy Corp.	4,547	86,166
PS Business Parks Inc.	2,942	117,239
RAIT Investment Trust	5,096	139,376
Ramco-Gershenson Properties Trust	3,502	94,834
Realty Income Corp. (b)	7,440	335,023
Redwood Trust Inc. (b)	2,904	181,268
Saul Centers Inc.	2,627	86,376
	Shares	Value
COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Saxon Capital Inc. (a)	965	$20,748
Senior Housing Properties Trust	9,746	173,674
Sovran Self Storage Inc.	3,621	141,871
Strategic Hotel Capital Inc.	1,873	25,323
Summit Properties Inc. (b)	5,532	149,641
Sun Communities Inc.	3,566	139,752
Tanger Factory Outlet Centers Inc.	2,898	129,772
Taubman Centers Inc.	9,033	233,322
Town & Country Trust (The)	3,905	99,382
U.S. Restaurant Properties Inc. (b)	6,453	108,991
Universal Health Realty Income Trust	2,848	86,294
Urstadt Biddle Properties Inc. Class A	4,604	70,165
Washington Real Estate Investment Trust (b)	8,278	250,823
Winston Hotels Inc.	3,107	33,245

		12,947,894

RETAIL (5.54%)
AC Moore Arts & Crafts Inc. (a) (b)	2,878	71,173
Aeropostale Inc. (a)	10,412	272,794
America’s Car-Mart Inc. (a)	979	33,041
Asbury Automotive Group Inc. (a)	2,665	35,978
Bebe Stores Inc. (b)	1,716	36,242
Big 5 Sporting Goods Corp. (a)	4,219	96,193
BJ’s Restaurants Inc. (a)	1,859	29,502
Blair Corp. (b)	1,761	49,625
Bob Evans Farms Inc.	6,808	184,905
Bombay Co. Inc. (The)(a)	7,463	54,704
Bon-Ton Stores Inc. (The)	659	8,033
Brookstone Inc. (a)	3,631	68,590
Brown Shoe Co. Inc.	3,678	92,171
Buckle Inc. (The)	1,694	46,534
Buffalo Wild Wings Inc. (a)	1,106	31,012
Burlington Coat Factory Warehouse Corp.	3,798	80,632
Cache Inc. (a)	1,495	22,425
California Pizza Kitchen Inc. (a)	3,864	84,428
Casey’s General Store Inc.	9,676	179,877
Cash America International Inc.	5,594	136,829
Casual Male Retail Group Inc. (a) (b)	5,643	29,569
Cato Corp. Class A	3,647	81,146
CBRL Group Inc.	9,322	336,338
CEC Entertainment Inc. (a)	7,075	260,006
Charlotte Russe Holding Inc. (a)	2,473	28,390
Charming Shoppes Inc. (a)	20,906	148,851
Children’s Place Retail Stores Inc. (The) (a)	3,615	86,435
Christopher & Banks Corp. (b)	7,051	112,887
CKE Restaurants Inc. (a) (b)	9,693	107,108
Coldwater Creek Inc. (a)	4,123	86,047
Cole National Corp. (a)	2,811	77,893
Conn’s Inc. (a)	678	9,478

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

RETAIL (Cont.)
Cosi Inc. (a)	3,121	$16,697
Cost Plus Inc. (a) (b)	4,173	147,641
CSK Auto Corp. (a)	9,287	123,703
Dave & Buster’s Inc. (a)	2,514	47,716
Deb Shops Inc.	705	17,202
Dick’s Sporting Goods Inc. (a) (b)	5,781	205,919
Domino’s Pizza Inc. (a)	3,280	48,216
Dress Barn Inc. (a)	3,830	66,834
Electronics Boutique Holdings Corp. (a)	2,491	84,943
Finish Line Inc. (The)	3,469	107,261
Fred’s Inc. (b)	7,677	137,879
GameStop Corp. (a) (b)	4,319	79,945
Gander Mountain Co. (a)	1,377	27,561
Genesco Inc. (a) (b)	4,232	99,664
Goody’s Family Clothing Inc.	3,153	26,548
Group 1 Automotive Inc. (a)	4,218	115,067
Guitar Center Inc. (a)	4,646	201,172
Hancock Fabrics Inc.	3,261	39,067
Haverty Furniture Companies Inc.	3,301	57,900
Hibbet Sporting Goods Inc. (a)	4,249	87,062
Hollywood Entertainment Corp. (a)	10,491	103,546
Hot Topic Inc. (a) (b)	8,765	149,356
IHOP Corp.	3,987	152,343
Insight Enterprises Inc. (a)	9,396	158,229
Jack in the Box Inc. (a)	6,976	221,348
Jill (J.) Group Inc. (The) (a)	3,349	66,478
Jo-Ann Stores Inc. (a)	3,690	103,468
Joseph A. Bank Clothiers Inc. (a) (b)	2,007	55,561
Kenneth Cole Productions Inc. Class A	1,749	49,217
Kirkland’s Inc. (a)	2,224	20,906
Krispy Kreme Doughnuts Inc. (a) (b)	9,973	126,258
Landry’s Restaurants Inc. (b)	4,030	109,979
Linens’ n Things Inc. (a)	8,586	198,938
Lithia Motors Inc. Class A	3,293	70,009
Lone Star Steakhouse & Saloon Inc.	2,988	77,180
Longs Drug Stores Corp. (b)	5,982	144,764
MarineMax Inc. (a)	2,504	56,390
Men’s Wearhouse Inc. (The) (a)	6,089	176,885
Movado Group Inc.	3,664	62,288
Movie Gallery Inc. (b)	5,104	89,473
99 Cents Only Stores(a)	9,250	131,628
Nu Skin Enterprises Inc. Class A (b)	9,932	233,501
O’Charley’s Inc. (a)	4,178	68,101
P.F. Chang’s China Bistro Inc. (a) (b)	4,878	236,534
Panera Bread Co. Class A (a) (b)	5,436	204,067
Pantry Inc. (The) (a)	2,171	54,644
Papa John’s International Inc. (a) (b)	2,123	65,134
Party City Corp. (a)	2,120	31,312
Payless ShoeSource Inc. (a)	12,363	125,237
PC Mall Inc. (a)	1,412	21,589
Pep Boys-Manny, Moe & Jack Inc.	11,007	154,098
Rare Hospitality International Inc. (a)	6,176	164,590
Red Robin Gourmet Burgers Inc. (a) (b)	2,594	113,280
	Shares	Value
COMMON STOCKS (Cont.)

RETAIL (Cont.)
Restoration Hardware Inc. (a)	4,653	$24,103
Retail Ventures Inc. (a)	2,220	16,739
Rush Enterprises Inc. Class B (a)	269	3,145
Ryan’s Restaurant Group Inc. (a)	7,541	111,908
School Specialty Inc. (a) (b)	4,358	171,749
Select Comfort Corp. (a) (b)	6,851	124,688
Sharper Image Corp. (a) (b)	2,447	52,488
Shoe Carnival Inc. (a)	1,517	17,885
ShopKo Stores Inc. (a)	5,536	96,382
Smart & Final Inc. (a)	2,799	46,911
Sonic Automotive Inc. (b)	5,327	106,806
Sonic Corp. (a)	11,231	287,851
Sports Authority Inc. (The) (a)	4,160	96,512
Stage Stores Inc. (a) (b)	3,543	121,241
Steak n Shake Co. (The) (a)	4,748	81,096
Stein Mart Inc. (a)	4,627	70,423
Systemax Inc. (a)	868	4,913
TBC Corp. (a)	3,780	84,445
Too Inc. (a)	6,428	116,154
Tractor Supply Co. (a) (b)	5,936	186,628
Trans World Entertainment Corp. (a)	3,525	34,439
Triarc Companies Inc. Class B (b)	6,123	70,231
Tuesday Morning Corp. (a)	5,315	164,340
United Auto Group Inc.	3,607	90,500
West Marine Inc. (a) (b)	2,895	61,895
World Fuel Services Corp.	2,576	92,221
Zale Corp. (a)	10,017	281,478

		11,130,335

SAVINGS & LOANS (2.22%)
Anchor BanCorp Wisconsin Inc.	3,871	100,259
Bank Mutual Corp.	14,318	171,814
BankAtlantic Bancorp Inc. Class A	8,237	150,902
BankUnited Financial Corp. Class A (a)	5,765	168,050
Berkshire Hills Bancorp Inc.	1,636	60,450
Beverly Hills Bancorp Inc.	1,543	16,124
BFC Financial Corp. Class A (a)	431	4,741
Brookline Bancorp Inc. (b)	10,724	168,045
Charter Financial Corp. (b)	504	17,101
Citizens First Bancorp Inc.	1,893	47,495
Clifton Savings Bancorp Inc.	1,063	12,395
Commercial Capital Bancorp Inc.	6,942	157,514
Commercial Federal Corp.	8,149	219,860
Dime Community Bancshares	5,413	90,938
Downey Financial Corp.	3,744	205,770
Fidelity Bankshares Inc.	2,365	87,954
First Federal Capital Corp.	3,893	117,724
First Financial Holdings Inc.	2,415	75,493
First Niagara Financial Group Inc. (b)	15,295	204,647
First Place Financial Corp.	1,617	32,340
FirstFed Financial Corp. (a)	3,646	178,216
Flagstar Bancorp Inc.	5,704	121,381

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

SAVINGS & LOANS (Cont.)
Flushing Financial Corp.	2,980	$56,650
Franklin Bank Corp. (Texas) (a)	2,034	34,680
Harbor Florida Bancshares Inc. (b)	4,037	125,551
Horizon Financial Corp.	528	10,143
Hudson River Bancorp Inc.	5,716	108,490
ITLA Capital Corp. (a)	947	43,751
MAF Bancorp Inc.	5,891	254,079
NASB Financial Inc.	1,427	56,252
Northwest Bancorp Inc.	3,320	75,264
OceanFirst Financial Corp.	2,205	53,493
Ocwen Financial Corp. (a) (b)	7,912	72,395
Partners Trust Financial Group Inc.	9,712	100,616
PennFed Financial Services Inc.	1,173	35,671
PFF Bancorp Inc.	2,852	109,146
Provident Bancorp Inc.	5,838	68,538
Provident Financial Holdings Inc.	666	19,314
Provident Financial Services Inc. (b)	14,771	254,800
Sterling Financial Corp.
(Washington) (a) (b)	4,543	160,095
TierOne Corp.	4,419	101,902
United Community Financial Corp.	4,310	49,005
Waypoint Financial Corp.	6,250	172,313
Westfield Financial Inc.	1,800	42,480
WSFS Financial Corp.	1,157	57,850

		4,471,691

SEMICONDUCTORS (2.67%)
Actel Corp. (a)	5,237	79,602
Alliance Semiconductor Corp. (a)	3,598	12,449
AMIS Holdings Inc. (a)	5,796	78,362
Artisan Components Inc. (a)	4,676	136,118
Asyst Technologies Inc. (a)	8,465	43,256
ATMI Inc. (a)	6,024	123,372
August Technology Corp. (a)	2,814	19,332
Axcelis Technologies Inc. (a)	18,066	149,586
Brooks Automation Inc. (a) (b)	8,911	126,091
California Micro Devices Corp. (a)	3,693	28,547
Cirrus Logic Inc. (a)	15,729	75,027
Cohu Inc.	4,118	60,864
Credence Systems Corp. (a) (b)	17,489	125,921
Diodes Inc. (a)	1,408	36,270
DSP Group Inc. (a)	5,726	120,532
DuPont Photomasks Inc. (a) (b)	2,925	49,842
Emulex Corp. (a)	15,911	183,295
Entegris Inc. (a)	10,071	83,992
ESS Technology Inc. (a)	5,606	38,401
Exar Corp. (a) (b)	8,290	117,386
FormFactor Inc. (a)	5,071	98,225
Genesis Microchip Inc. (a) (b)	6,035	81,473
Helix Technology Corp.	5,156	70,096
Integrated Device Technology Inc. (a)	20,069	191,258
Integrated Silicon Solution Inc. (a)	6,424	46,702
	Shares	Value
COMMON STOCKS (Cont.)

SEMICONDUCTORS (Cont.)
IXYS Corp. (a)	2,952	$21,195
Kopin Corp. (a)	14,067	57,253
Kulicke & Soffa Industries Inc. (a) (b)	9,460	53,449
Lattice Semiconductor Corp. (a) (b)	23,037	113,112
LTX Corp. (a)	10,850	58,699
Mattson Technology Inc. (a)	6,948	53,430
Micrel Inc. (a)	12,432	129,417
Microsemi Corp. (a)	11,538	162,686
Microtune Inc. (a)	6,703	35,392
Mindspeed Technologies Inc. (a) (b)	17,114	34,228
MKS Instruments Inc. (a)	6,376	97,680
Monolithic System Technology Inc. (a)	4,789	20,784
Mykrolis Corp. (a)	8,688	87,488
OmniVision Technologies Inc. (a) (b)	10,996	155,593
ON Semiconductor Corp. (a)	22,802	71,370
Pericom Semiconductor Corp. (a)	3,960	38,254
Photronics Inc. (a) (b)	6,578	109,326
Pixelworks Inc. (a)	7,251	72,583
Power Integrations Inc. (a) (b)	5,338	109,055
Rudolph Technologies Inc. (a)	2,918	48,847
Semitool Inc. (a)	2,515	19,089
SigmaTel Inc. (a)	5,160	109,444
Silicon Image Inc. (a)	14,398	181,991
Siliconix Inc. (a)	1,212	43,426
Sipex Corp. (a)	4,917	25,814
SiRF Technology Holdings Inc. (a)	1,682	23,935
Skyworks Solutions Inc. (a)	28,355	269,373
Standard Microsystems Corp. (a)	3,695	64,699
Supertex Inc. (a)	1,408	27,357
Tessera Technologies Inc. (a)	4,632	102,367
Transmeta Corp. (a) (b)	26,813	33,784
Tripath Technology Inc. (a)	3,787	6,438
TriQuint Semiconductor Inc. (a)	27,159	105,920
Ultratech Inc. (a)	4,122	64,592
Varian Semiconductor Equipment Associates Inc. (a)	6,940	214,446
Veeco Instruments Inc. (a) (b)	5,068	106,276
Vitesse Semiconductor Corp. (a)	39,444	107,682
Volterra Semiconductor Corp. (a)	1,165	14,481
Zoran Corp. (a)	8,525	134,013

		5,360,967

SOFTWARE (3.27%)
Actuate Corp. (a)	7,438	26,256
Advent Software Inc. (a)	6,305	106,113
Allscripts Healthcare Solutions Inc. (a)	5,630	50,670
Altiris Inc. (a)	4,327	136,950
ANSYS Inc. (a)	3,022	150,284
Ascential Software Corp. (a)	11,611	156,400
Aspen Technology Inc. (a) (b)	6,834	47,770
Atari Inc. (a)	3,713	5,829
AuthentiDate Holding Corp. (a) (b)	5,185	31,421

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Blackboard Inc. (a)	1,169	$20,069
Borland Software Corp. (a)	14,328	119,639
Captaris Inc. (a)	5,681	24,201
CCC Information Services Group Inc. (a)	2,637	46,649
Cerner Corp. (a) (b)	5,401	233,647
Chordiant Software Inc. (a)	10,188	29,647
Clarus Corp. (a)	2,287	20,011
Computer Programs & Systems Inc.	1,223	24,533
Concord Communications Inc. (a)	3,358	29,970
Concur Technologies Inc. (a)	4,640	48,674
Corillian Corp. (a)	5,948	27,420
CSG Systems International Inc. (a)	10,427	160,680
Dendrite International Inc. (a)	7,340	118,321
Digi International Inc. (a)	4,145	47,377
Eclipsys Corp. (a)	7,333	114,395
eFunds Corp. (a)	9,165	170,377
Embarcadero Technologies Inc. (a)	3,543	29,974
Epicor Software Corp. (a) (b)	7,404	89,070
EPIQ Systems Inc. (a) (b)	2,378	37,049
FalconStor Software Inc. (a) (b)	6,416	47,799
FileNET Corp. (a)	7,628	133,185
Hyperion Solutions Corp. (a)	7,342	249,555
IDX Systems Corp. (a)	4,145	134,505
Infocrossing Inc. (a) (b)	2,106	33,306
Informatica Corp. (a)	16,238	94,992
infoUSA Inc. (a)	5,259	46,858
InterCept Inc. (a)	3,891	72,878
Inter-Tel Inc. (b)	4,342	93,874
InterVideo Inc. (a)	1,179	14,148
iVillage Inc. (a)	6,293	37,758
JDA Software Group Inc. (a)	5,496	59,467
Jupitermedia Corp. (a)	3,022	53,792
Keane Inc. (a)	10,071	154,691
Lawson Software Inc. (a)	8,746	48,978
ManTech International Corp. Class A (a)	3,274	61,289
Manugistics Group Inc. (a)	12,662	30,136
MAPICS Inc. (a)	4,241	38,381
MapInfo Corp. (a)	4,141	44,723
Micromuse Inc. (a)	14,963	55,064
MicroStrategy Inc. Class A (a)	2,382	97,876
Midway Games Inc. (a) (b)	8,363	82,961
MRO Software Inc. (a)	4,098	40,980
MSC.Software Corp. (a) (b)	4,616	37,113
NDCHealth Corp. (b)	7,026	112,767
NetIQ Corp. (a)	11,484	122,879
Omnicell Inc. (a)	4,069	53,792
Open Solutions Inc. (a)	2,520	62,924
OPNET Technologies Inc. (a)	2,454	25,178
Packeteer Inc. (a)	6,249	67,552
PalmSource Inc. (a)	3,099	64,273
Parametric Technology Corp. (a)	48,717	257,226
PDF Solutions Inc. (a)	2,797	33,984
Pegasystems Inc. (a)	1,529	10,672
	Shares	Value
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Per-Se Technologies Inc. (a)	5,223	$71,660
Pinnacle Systems Inc. (a)	13,855	57,775
PLATO Learning Inc. (a)	3,277	28,969
Progress Software Corp. (a)	5,759	114,604
QAD Inc.	2,454	17,104
Quality Systems Inc. (a)	709	35,812
Quest Software Inc. (a) (b)	9,597	106,719
Renaissance Learning Inc.	1,792	38,833
Retek Inc. (a)	10,185	46,444
Salesforce.com Inc. (a)	2,337	36,527
ScanSoft Inc. (a)	16,445	67,096
Schawk Inc.	1,716	24,933
SeaChange International Inc. (a) (b)	4,470	71,475
SERENA Software Inc. (a) (b)	5,152	86,193
SPSS Inc. (a)	2,598	34,631
SS&C Technologies Inc.	2,439	47,634
SYNNEX Corp. (a)	1,805	31,949
Take-Two Interactive Software Inc. (a) (b)	8,414	276,400
THQ Inc. (a)	6,917	134,605
TradeStation Group Inc. (a) (b)	4,602	28,210
Transaction Systems Architects Inc.
Class A (a)	7,226	134,295
Trident Microsystems Inc. (a) (b)	3,956	39,837
Ulticom Inc. (a)	2,093	30,914
Verint Systems Inc. (a)	2,276	83,848
Wind River Systems Inc. (a)	13,836	168,799
Witness Systems Inc. (a)	3,745	60,182
Zix Corp. (a) (b)	3,446	15,783

		6,570,183

STORAGE & WAREHOUSING (0.04%)
Mobile Mini Inc. (a) (b)	2,935	72,788

TELECOMMUNICATION EQUIPMENT (0.09%)
Carrier Access Corp. (a)	3,611	25,096
NMS Communications Corp. (a)	8,763	42,763
Novatel Wireless Inc. (a)	3,841	90,264
TippingPoint Technologies Inc. (a)	355	8,470
WJ Communications Inc. (a)	1,637	3,994

		170,587

TELECOMMUNICATIONS (2.70%)
Adaptec Inc. (a)	19,825	150,670
Aeroflex Inc. (a)	12,903	136,385
AirGate PCS Inc. (a)	2,600	50,960
Airspan Networks Inc. (a)	4,205	22,833
Alamosa Holdings Inc. (a)	13,315	101,727
Alaska Communications Systems Group Inc. (a)	862	4,827
Anaren Inc. (a)	3,946	53,113
Anixter International Inc. (b)	5,670	198,960

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
Applied Signal Technology Inc.	1,968	$62,956
Arch Wireless Inc. Class A (a)	3,272	94,005
Arris Group Inc. (a)	16,224	84,689
Aspect Communications Corp. (a)	7,187	71,367
Atheros Communications Inc. (a)	1,584	16,157
Audiovox Corp. Class A (a)	3,291	55,420
Avanex Corp. (a) (b)	13,364	27,263
Black Box Corp. (b)	3,298	121,861
Boston Communications Group Inc. (a) (b)	2,922	25,626
C-COR Inc. (a)	8,658	73,160
Centennial Communications Corp. (a)	455	2,675
Cincinnati Bell Inc. (a)	44,530	155,410
Commonwealth Telephone Enterprises Inc. (a) (b)	4,138	180,210
CommScope Inc. (a)	10,275	221,940
Comtech Telecommunications Corp. (a)	2,535	68,699
Corvis Corp. (a) (b)	76,535	61,228
CT Communications Inc.	3,457	47,672
D&E Communications Inc.	2,001	23,012
Ditech Communications Corp. (a)	5,906	132,235
Dobson Communications Corp. Class A (a) (b)	15,769	20,973
Eagle Broadband Inc. (a) (b)	43,150	31,068
EMS Technologies Inc. (a)	2,002	34,535
Enterasys Networks Inc. (a)	35,632	57,011
Extreme Networks Inc. (a)	20,208	89,926
Finisar Corp. (a) (b)	36,446	47,380
General Communication Inc. Class A (a)	8,511	77,025
Golden Telecom Inc. (b)	2,955	84,306
Harmonic Inc. (a)	13,191	87,720
Hypercom Corp. (a)	8,738	64,486
Inet Technologies Inc. (a)	3,899	49,049
Infonet Services Corp. Class B (a)	18,999	31,158
InterDigital Communications Corp. (a)	10,668	174,102
Intrado Inc. (a)	3,426	34,637
Ixia(a)	4,215	40,970
KVH Industries Inc. (a) (b)	2,702	19,508
MasTec Inc. (a)	5,781	30,350
Metrocall Holdings Inc. (a)	1,315	85,278
MRV Communications Inc. (a) (b)	20,493	51,233
NETGEAR Inc. (a)	4,192	51,226
Network Equipment Technologies Inc. (a)	5,129	33,903
Newport Corp. (a)	8,348	95,752
North Pittsburgh Systems Inc.	2,072	42,911
Oplink Communications Inc. (a)	17,350	31,057
Powerwave Technologies Inc. (a)	18,947	116,714
Price Communications Corp. (a)	9,223	140,651
Primus Telecommunications Group Inc. (a) (b)	12,142	17,849
PTEK Holdings Inc. (a)	11,844	101,503
	Shares	Value
COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (Cont.)
REMEC Inc. (a) (b)	13,301	$62,648
RF Micro Devices Inc. (a) (b)	35,683	226,230
SafeNet Inc. (a)	4,784	126,202
SBA Communications Corp. (a)	8,891	62,237
Shenandoah Telecommunications Co.	862	22,076
SpectraLink Corp.	3,392	32,224
Stratex Networks Inc. (a)	16,529	37,025
SureWest Communications	2,665	76,406
Sycamore Networks Inc. (a)	33,551	126,823
Symmetricom Inc. (a) (b)	8,460	80,032
TALK America Holdings Inc. (a) (b)	4,629	24,210
Tekelec(a)	10,260	171,137
Terayon Communication Systems Inc. (a)	13,730	29,108
Time Warner Telecom Inc. Class A (a)	11,316	54,317
Triton PCS Holdings Inc. Class A (a)	5,758	14,740
UbiquiTel Inc. (a)	13,277	53,108
Viasat Inc. (a)	4,308	86,591
Westell Technologies Inc. Class A (a)	10,561	54,600
WilTel Communications Group Inc. (c)	4,365	—
Wireless Facilities Inc. (a) (b)	9,656	67,302
Zhone Technologies Inc. (a)	8,001	24,563

		5,418,920

TEXTILES (0.13%)
Angelica Corp.	2,048	50,954
G&K Services Inc. Class A	3,516	139,726
UniFirst Corp.	2,175	62,205

		252,885

TOYS, GAMES & HOBBIES (0.23%)
Action Performance Companies Inc. (b)	3,283	33,257
Department 56 Inc. (a)	2,708	44,140
Jakks Pacific Inc. (a) (b)	5,227	120,221
LeapFrog Enterprises Inc. (a) (b)	5,087	103,012
RC2 Corp. (a)	3,299	108,537
Topps Co. (The) (b)	5,116	50,034

		459,201

TRANSPORTATION (1.96%)
Alexander & Baldwin Inc.	8,042	272,945
Arkansas Best Corp.	4,133	151,350
Central Freight Lines Inc. (a)	103	619
Covenant Transport Inc. Class A (a)	1,737	33,559
EGL Inc. (a)	6,883	208,280
Florida East Coast Industries Inc.	4,190	157,335
Forward Air Corp. (a)	4,361	174,527
Genesee & Wyoming Inc. Class A (a)	3,798	96,165
GulfMark Offshore Inc. (a) (b)	2,177	35,550
Heartland Express Inc.	8,454	155,976
Hub Group Inc. Class A (a)	1,475	54,944

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

TRANSPORTATION (Cont.)
Kansas City Southern Industries Inc. (a) (b)	11,385	$172,710
Kirby Corp. (a)	4,456	178,908
Knight Transportation Inc. (a)	7,237	155,017
Laidlaw International Inc. (a)	19,557	321,713
Landstar System Inc. (a) (b)	5,617	329,606
Marten Transport Ltd. (a)	1,020	17,819
Offshore Logistics Inc. (a)	3,721	128,077
Old Dominion Freight Line Inc. (a)	3,205	92,336
Overnite Corp.	5,089	159,947
Overseas Shipholding Group Inc.	5,109	253,611
P.A.M. Transportation Services Inc. (a)	851	16,305
Pacer International Inc. (a)	5,088	83,443
Quality Distribution Inc. (a)	1,703	10,405
RailAmerica Inc. (a)	6,878	76,002
SCS Transportation Inc. (a)	2,952	55,911
Seabulk International Inc. (a)	661	6,841
Swift Transportation Co. Inc. (a)	9,515	160,042
U.S. Xpress Enterprises Inc. Class A (a)	1,239	22,971
USF Corp.	5,314	190,719
Werner Enterprises Inc.	8,713	168,248

		3,941,881

TRUCKING & LEASING (0.18%)
AMERCO(a)	1,809	68,597
GATX Corp.	9,362	249,591
Greenbrier Companies Inc. (The)	1,407	33,768

		351,956

VENTURE CAPITAL (0.00%)
Circle Group Holdings Inc. (a)	3,413	6,178

WATER (0.17%)
American States Water Co.	3,285	81,797
California Water Service Group (b)	3,498	102,736
Connecticut Water Service Inc.	968	25,594
Middlesex Water Co. (b)	1,054	18,888
PICO Holdings Inc. (a)	1,380	26,261
SJW Corp.	1,674	55,275
Southwest Water Co. (b)	3,040	37,240

		347,791

TOTAL COMMON STOCKS
(Cost: $176,410,484)		191,981,198

EXCHANGE-TRADED FUNDS (3.03%)
iShares Russell 2000 Index Fund (b) (d)	53,510	6,092,114

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,800,461)		6,092,114

	Principal amount	Value
SHORT-TERM INVESTMENTS (23.87%)

COMMERCIAL PAPER (5.18%)
Alpine Securitization Corp.
1.77%, 10/18/04 (e)	$242,348	$242,146
1.88%, 10/01/04 (e)	275,396	275,396
Amsterdam Funding Corp.
1.72%, 10/14/04 (e)	206,547	206,419
1.73%, 10/18/04 (e)	68,849	68,793
1.78%, 10/26/04 (e)	123,928	123,775
1.78%, 10/27/04 (e)	68,849	68,760
1.78%, 10/28/04 (e)	206,547	206,271
Barton Capital Corp.
1.77%, 10/15/04 (e)	165,238	165,124
1.78%, 10/18/04 (e)	275,396	275,165
1.78%, 10/19/04 (e)	206,547	206,363
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (e)	137,698	137,619
CRC Funding LLC 1.78%, 11/09/04 (e)	137,698	137,432
Delaware Funding Corp.
1.78%, 10/22/04 (e)	68,849	68,778
1.78%, 10/26/04 (e)	68,849	68,764
1.78%, 10/27/04 (e)	140,879	140,698
Edison Asset Securitization
1.45%, 11/09/04 (e)	275,396	274,963
1.59%, 12/02/04 (e)	275,396	274,642
Eureka Securitization Inc. 1.79%, 11/01/04 (e)	117,002	116,822
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (e)	206,547	206,419
1.78%, 10/22/04 (e)	68,849	68,778
1.78%, 10/26/04 (e)	110,158	110,022
Ford Credit Auto Receivables 1.85%, 01/14/05 (e)	137,698	136,955
GIRO Funding US Corp.
1.55%, 10/15/04 (e)	180,591	180,482
1.78%, 10/27/04 (e)	128,593	128,428
Grampian Funding LLC
1.26%, 10/22/04 (e)	275,396	275,194
1.44%, 10/27/04 (e)	275,396	275,110
1.59%, 11/30/04 (e)	137,698	137,333
1.78%, 10/18/04 (e)	275,396	275,164
Jupiter Securitization Corp.
1.72%, 10/15/04 (e)	344,245	344,015
1.78%, 10/27/04 (e)	137,698	137,521
Liberty Street Funding Corp. 1.79%, 10/20/04 (e)	206,789	206,594
Nationwide Building Society 1.63%, 12/09/04 (e)	228,579	227,865
Park Avenue Receivables Corp.
1.78%, 10/25/04 (e)	137,698	137,535
1.78%, 10/28/04 (e)	167,992	167,767
Preferred Receivables Funding Corp.
1.72%, 10/14/04 (e)	550,792	550,450
1.77%, 10/06/04 (e)	275,396	275,328

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Preferred Receivables Funding Corp. (Cont.)
1.78%, 10/15/04 (e)	$137,698	$137,603
1.78%, 10/19/04 (e)	68,849	68,788
1.80%, 10/28/04 (e)	207,134	206,854
Prudential Funding LLC 1.60%, 12/01/04 (e)	137,698	137,325
Ranger Funding Co. LLC 1.76%, 10/01/04 (e)	275,396	275,396
Scaldis Capital LLC 1.73%, 10/15/04 (e)	137,698	137,605
Sydney Capital Corp.
1.25%, 10/22/04 (e)	91,652	91,585
1.74%, 10/12/04 (e)	475,251	474,998
UBS Finance (Delaware)
1.11%, 12/17/04 (e)	413,094	412,113
1.88%, 10/01/04 (e)	1,514,678	1,514,678
WhistleJacket Capital LLC 1.26%, 10/20/04 (e)	68,216	!68,170

		10,424,005

FLOATING RATE NOTES (5.49%)
Bank of Nova Scotia 1.76%, 09/26/05 (e)	68,849	68,819
Beta Finance Inc.
1.63%, 05/04/05 (e) (f)	165,238	165,218
1.69%, 10/12/04 (e) (f)	137,698	137,698
1.80%, 03/15/05 (e) (f)	137,698	137,748
1.89%, 09/23/05 (e) (f)	247,856	247,759
1.89%, 09/27/05 (e) (f)	220,317	220,230
2.04%, 10/27/05 (e) (f)	261,626	261,935
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (e)	413,094	412,966
CC USA Inc.
1.61%, 07/29/05 (e) (f)	275,396	275,328
1.63%, 05/04/05 (e) (f)	275,396	275,364
Den Danske Bank NY
1.68%, 08/12/05 (e)	275,396	275,325
1.77%, 08/26/05 (e)	275,396	275,321
Depfa Bank PLC 1.86%, 09/15/05 (e)	275,396	275,396
Dorada Finance Inc. 1.61%, 07/29/05 (e) (f)	228,579	228,522
Five Finance Inc. 1.79%, 04/29/05 (e) (f)	220,317	220,304
HBOS Treasury Services PLC 1.96%, 04/22/05 (e)	275,396	275,396
K2 USA LLC
1.61%, 07/25/05 (e) (f)	137,698	137,676
1.70%, 06/10/05 (e) (f)	275,396	275,373
1.70%, 09/12/05 (e) (f)	275,396	275,344
1.79%, 10/20/05 (e) (f)	275,396	275,406
Links Finance LLC 1.68%, 04/25/05 (e)	275,396	275,497
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Links Finance LLC (Cont.) 1.71%, 04/15/05 (e) (f)	$275,396	$275,366
National City Bank (Ohio)
1.67%, 08/09/05 (e)	275,396	275,325
1.73%, 06/10/05 (e)	137,698	137,728
1.76%, 06/23/05 (e)	275,396	275,336
Nationwide Building Society 1.96%, 10/28/05 (e) (f)	468,173	468,239
Norddeutsche Landesbank 1.59%, 07/27/05 (e)	275,396	275,317
Northern Rock PLC 1.56%, 01/13/05 (e) (f)	261,626	261,626
Permanent Financing PLC
1.69%, 03/10/05 (e)	275,396	275,396
1.70%, 12/10/04 (e)	137,698	137,698
1.72%, 06/10/05 (e)	123,928	123,928
Sigma Finance Inc.
1.52%, 10/07/04 (e)	275,396	275,395
1.73%, 11/15/04 (e)	275,396	275,393
1.75%, 08/17/05 (e)	137,698	137,709
1.75%, 09/15/05 (e)	344,245	344,275
Tango Finance Corp.
1.66%, 04/07/05 (e) (f)	101,070	101,065
1.66%, 05/17/05 (e) (f)	228,579	228,572
1.70%, 02/25/05 (e) (f)	154,222	154,209
1.72%, 01/18/05 (e) (f)	121,174	121,171
1.81%, 07/25/05 (e) (f)	275,396	275,373
WhistleJacket Capital LLC
1.72%, 07/15/05 (e) (f)	206,547	206,514
1.72%, 09/15/05 (e)	206,547	206,507
1.84%, 06/15/05 (e) (f)	137,698	137,676
White Pine Finance LLC
1.55%, 07/11/05 (e)	68,849	68,843
1.63%, 07/05/05 (e)	137,698	137,675
1.68%, 05/20/05 (e)	123,928	123,920
1.71%, 04/15/05 (e) (f)	206,547	206,525
1.72%, 11/15/04 (e) (f)	165,238	165,238
1.73%, 06/15/05 (e) (f)	112,912	112,912
1.80%, 03/29/05 (e)	118,420	118,407
1.80%, 08/26/05 (e) (f)	137,698	137,673

		11,033,636

MEDIUM-TERM NOTES (0.43%)
CC USA Inc.
1.29%, 04/15/05 (e) (f)	275,396	275,381
1.51%, 02/15/05 (e) (f)	179,007	179,112
Dorada Finance Inc. 1.48%, 01/18/05 (e) (f)	206,547	206,544
K2 USA LLC 1.46%, 01/12/05 (e) (f)	137,698	137,695

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

MEDIUM-TERM NOTES (Cont.)
WhistleJacket Capital LLC 1.32%, 02/04/05 (e) (f)	$68,849	$68,844

		867,576

MONEY MARKET FUNDS (6.70%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (d) (e)	1,101,584	1,101,584
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (d) (e)	9,035,921	9,035,921
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (d) (e)	3,029,356	3,029,356
BlackRock Temp Cash Money Market Fund (e)	114,195	114,195
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (e)	185,022	185,022

		13,466,078

REPURCHASE AGREEMENTS (2.61%)
Banc of America Securities LLC 1.90%, 10/01/04 (e) (g)	$826,188	826,188
Bank of America N.A. 1.90%, 10/01/04 (e) (g)	1,927,772	1,927,772
Goldman Sachs & Co. 1.90%, 10/01/04 (e) (g)	1,790,074	1,790,074
Lehman Brothers Inc. 1.90%, 10/01/04 (e) (g)	716,030	716,030

		5,260,064

TIME DEPOSITS (2.81%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (e)	275,396	275,374
1.33%, 02/10/05 (e)	137,698	137,691
1.39%, 02/02/05 (e)	137,698	137,691
1.39%, 04/08/05 (e)	192,777	192,763
1.40%, 10/25/04 (e)	275,396	275,393
Bank of New York
1.39%, 11/01/04 (e)	275,396	275,394
1.60%, 12/03/04 (e)	68,849	68,843
Bank of Nova Scotia
1.13%, 10/06/04 (e)	275,396	275,396
1.24%, 10/07/04 (e)	206,547	206,547
1.42%, 10/29/04 (e)	206,547	206,548
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (e)	206,547	206,546
1.38%, 11/22/04 (e)	68,849	68,850
1.40%, 10/29/04 (e)	275,396	275,395
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

TIME DEPOSITS (Cont.)
HBOS Treasury Services PLC 1.24%, 04/01/05 (e)	$176,253	$176,245
National City Bank (Ohio) 1.25%, 01/06/05 (e)	275,396	275,400
Nordea Bank PLC 2.11%, 06/07/05 (e)	275,396	275,359
SunTrust Bank 1.88%, 10/01/04 (e)	1,101,584	1,101,584
Toronto-Dominion Bank
1.22%, 03/23/05 (e)	481,943	481,903
1.34%, 02/10/05 (e)	110,158	110,153
1.41%, 11/01/04 (e)	206,547	206,545
1.77%, 05/10/05 (e)	137,698	137,690
1.78%, 10/29/04 (e)	137,698	137,698
1.90%, 05/11/05 (e)	137,698	137,690

		5,642,698

See accompanying notes to schedules of investments.

RUSSELL 2000 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
U.S. GOVERNMENT AGENCY NOTES (0.50%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (e)	$192,777	$193,109
1.80%, 01/18/05 (e)	128,059	127,362
1.80%, 01/19/05 (e)	137,698	136,941
2.06%, 05/31/05 (e)	137,293	135,392
Federal National Mortgage Association 2.33%, 07/22/05 (e)	413,094	405,250

		998,054

U.S. TREASURY OBLIGATIONS (0.15%)
U.S. Treasury Bill 1.67% (h), 12/23/04 (i)	300,000	298,854

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 47,990,959)		47,990,965

TOTAL INVESTMENTS IN SECURITIES (122.38%)
(Cost: $228,201,904) (j)		246,064,277
Other Assets, Less Liabilities (-22.38%)		(44,996,117)

NET ASSETS (100.00%)		$201,068,160

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(h)	Yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(j)	As of September 30, 2004, the cost of investments for federal income tax purposes was $225,318,742. Net unrealized appreciation on securities based on tax cost was $20,745,535, resulting from gross unrealized appreciation on securities of $37,089,622 and gross unrealized depreciation on securities of $16,344,087.

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (95.80%)

ADVERTISING (0.17%)
Interpublic Group of Companies Inc. (a)	87,407	$925,640
Omnicom Group Inc.	39,435	2,881,121

		3,806,761

AEROSPACE & DEFENSE (1.69%)
Boeing Co. (The)	175,486	9,058,587
General Dynamics Corp.	41,758	4,263,492
Goodrich (B.F.) Co.	24,543	769,669
Lockheed Martin Corp.	93,241	5,200,983
Northrop Grumman Corp.	74,991	3,999,270
Raytheon Co.	94,217	3,578,362
Rockwell Collins Inc.	36,998	1,374,106
United Technologies Corp.	106,986	9,990,353

		38,234,822

AGRICULTURE (1.13%)
Altria Group Inc.	428,602	20,161,438
Monsanto Co.	55,404	2,017,814
Reynolds American Inc.	31,000	2,109,240
UST Inc.	34,534	1,390,339

		25,678,831

AIRLINES (0.10%)
Delta Air Lines Inc. (a) (b)	25,289	83,201
Southwest Airlines Co.	164,834	2,245,039

		2,328,240

APPAREL (0.41%)
Coach Inc. (a)	39,254	1,665,155
Jones Apparel Group Inc. (b)	26,317	942,149
Liz Claiborne Inc. (b)	22,630	853,604
Nike Inc. Class B	55,066	4,339,201
Reebok International Ltd.	12,520	459,734
VF Corp.	22,925	1,133,641

		9,393,484

AUTO MANUFACTURERS (0.59%)
Ford Motor Co.	381,884	5,365,470
General Motors Corp. (b)	117,771	5,002,912
Navistar International Corp. (a)	14,573	541,970
PACCAR Inc.	36,601	2,529,827

		13,440,179

AUTO PARTS & EQUIPMENT (0.21%)
Cooper Tire & Rubber Co.	15,125	305,071
Dana Corp.	31,106	550,265
Delphi Corp. (b)	116,913	1,086,122
Goodyear Tire & Rubber Co. (The) (a) (b)	35,918	385,759
Johnson Controls Inc.	39,642	2,252,062
	Shares	Value
COMMON STOCKS (Cont.)

AUTO PARTS & EQUIPMENT (Cont.)
Visteon Corp. (b)	26,782	$213,988

		4,793,267

BANKS (6.32%)
AmSouth Bancorp (b)	73,486	1,793,058
Bank of America Corp.	850,011	36,830,977
Bank of New York Co. Inc. (The)	162,184	4,730,907
BB&T Corp.	116,365	4,618,527
Comerica Inc. (b)	36,141	2,144,968
Fifth Third Bancorp (b)	119,048	5,859,543
First Horizon National Corp. (b)	25,687	1,113,788
Huntington Bancshares Inc. (b)	47,868	1,192,392
KeyCorp	85,598	2,704,897
M&T Bank Corp.	24,517	2,346,277
Marshall & IIsley Corp. (b)	46,344	1,867,663
Mellon Financial Corp.	88,551	2,451,977
National City Corp.	139,014	5,368,721
North Fork Bancorp Inc. (b)	65,084	2,892,984
Northern Trust Corp. (b)	45,977	1,875,862
PNC Financial Services Group	58,832	3,182,811
Regions Financial Corp.	96,510	3,190,621
SouthTrust Corp.	69,520	2,896,203
State Street Corp.	70,071	2,992,732
SunTrust Banks Inc.	74,786	5,265,682
Synovus Financial Corp. (b)	64,614	1,689,656
U.S. Bancorp	393,330	11,367,237
Wachovia Corp.	273,801	12,854,957
Wells Fargo & Co.	352,747	21,034,304
Zions Bancorporation	18,680	1,140,227

		143,406,971

BEVERAGES (2.24%)
Anheuser-Busch Companies Inc.	167,742	8,378,713
Brown-Forman Corp. Class B	25,341	1,160,618
Coca-Cola Co. (The)	507,376	20,320,409
Coca-Cola Enterprises Inc.	98,057	1,853,277
Coors (Adolph) Co. Class B	7,760	527,059
Pepsi Bottling Group Inc.	53,729	1,458,742
PepsiCo Inc.	354,318	17,237,571

		50,936,389

BIOTECHNOLOGY (1.12%)
Amgen Inc. (a)	264,843	15,011,301
Biogen Idec Inc. (a)	70,870	4,335,118
Chiron Corp. (a)	39,420	1,742,364
Genzyme Corp. (a)	47,254	2,571,090
MedImmune Inc. (a)	51,902	1,230,077
Millipore Corp. (a)	10,298	492,759

		25,382,709

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

BUILDING MATERIALS (0.26%)
American Standard Companies Inc. (a)	44,866	$1,745,736
Masco Corp. (b)	90,772	3,134,357
Vulcan Materials Co.	21,305	1,085,490

		5,965,583

CHEMICALS (1.54%)
Air Products & Chemicals Inc.	47,415	2,578,428
Ashland Inc.	14,686	823,591
Dow Chemical Co. (The)	196,233	8,865,807
Du Pont (E.I.) de Nemours and Co.	208,631	8,929,407
Eastman Chemical Co. (b)	16,160	768,408
Ecolab Inc. (b)	53,608	1,685,436
Engelhard Corp.	25,674	727,858
Great Lakes Chemical Corp. (b)	10,365	265,344
Hercules Inc. (a) (b)	22,719	323,746
International Flavors & Fragrances Inc.	19,692	752,234
PPG Industries Inc.	35,793	2,193,395
Praxair Inc. (b)	67,791	2,897,387
Rohm & Haas Co. (b)	46,756	2,009,105
Sherwin-Williams Co. (The)	29,655	1,303,634
Sigma-Aldrich Corp.	14,428	836,824

		34,960,604

COMMERCIAL SERVICES (0.86%)
Apollo Group Inc. Class A (a)	40,497	2,971,265
Block (H & R) Inc. (b)	34,902	1,724,857
Cendant Corp.	220,509	4,762,994
Convergys Corp. (a)	29,271	393,110
Deluxe Corp.	10,352	424,639
Donnelley (R.R.) & Sons Co.	45,324	1,419,548
Equifax Inc.	28,477	750,654
McKesson Corp.	61,084	1,566,805
Moody’s Corp. (b)	30,948	2,266,941
Paychex Inc.	78,782	2,375,277
Robert Half International Inc.	35,804	922,669

		19,578,759

COMPUTERS (3.75%)
Affiliated Computer Services Inc. Class A (a) (b)	27,124	1,509,993
Apple Computer Inc. (a)	81,022	3,139,603
Computer Sciences Corp. (a)	39,132	1,843,117
Dell Inc. (a) (b)	522,153	18,588,647
Electronic Data Systems Corp.	106,848	2,071,783
EMC Corp. (a)	504,360	5,820,314
Gateway Inc. (a)	77,772	384,971
Hewlett-Packard Co.	632,043	11,850,806
International Business Machines Corp.	350,196	30,025,805
Lexmark International Inc. (a)	27,104	2,277,007
	Shares	Value
COMMON STOCKS (Cont.)

COMPUTERS (Cont.)
NCR Corp. (a)	19,740	$978,907
Network Appliance Inc. (a) (b)	74,695	1,717,985
Sun Microsystems Inc. (a)	693,817	2,803,021
SunGard Data Systems Inc. (a)	60,527	1,438,727
Unisys Corp. (a)	69,552	717,777

		85,168,463

COSMETICS & PERSONAL CARE (2.39%)
Alberto-Culver Co. (b)	18,880	820,902
Avon Products Inc.	98,426	4,299,248
Colgate-Palmolive Co.	110,984	5,014,257
Gillette Co. (The)	209,301	8,736,224
Kimberly-Clark Corp.	103,630	6,693,462
Procter & Gamble Co.	531,447	28,761,912

		54,326,005

DISTRIBUTION & WHOLESALE (0.11%)
Genuine Parts Co.	36,395	1,396,840
Grainger (W.W.) Inc. (b)	18,960	1,093,044

		2,489,884

DIVERSIFIED FINANCIAL SERVICES (7.91%)
American Express Co. (b)	265,269	13,650,743
Bear Stearns Companies Inc. (The)	21,662	2,083,235
Capital One Financial Corp.	50,444	3,727,812
Citigroup Inc.	1,082,132	47,743,664
Countrywide Financial Corp.	117,616	4,632,894
E*TRADE Financial Corp. (a)	77,933	889,995
Federal Home Loan Mortgage Corp.	143,600	9,368,464
Federal National Mortgage Association	202,130	12,815,042
Federated Investors Inc. Class B (b)	22,236	632,392
Franklin Resources Inc. (b)	52,149	2,907,828
Goldman Sachs Group Inc. (The)	101,508	9,464,606
Janus Capital Group Inc.	49,951	679,833
JP Morgan Chase & Co.	744,084	29,562,457
Lehman Brothers Holdings Inc. (b)	56,964	4,541,170
MBNA Corp.	266,498	6,715,750
Merrill Lynch & Co. Inc.	196,674	9,778,631
Morgan Stanley	229,268	11,302,912
Providian Financial Corp. (a)	60,814	945,050
Schwab (Charles) Corp. (The) (b)	284,706	2,616,448
SLM Corp.	91,562	4,083,665
T. Rowe Price Group Inc.	26,432	1,346,446

		179,489,037

ELECTRIC (2.58%)
AES Corp. (The) (a)	134,983	1,348,480
Allegheny Energy Inc. (a) (b)	26,010	415,120
Ameren Corp.	40,178	1,854,215
American Electric Power Co. Inc.	82,534	2,637,787
Calpine Corp. (a) (b)	92,576	268,470

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
CenterPoint Energy Inc. (b)	64,111	$664,190
Cinergy Corp. (b)	37,533	1,486,307
CMS Energy Corp. (a) (b)	34,161	325,213
Consolidated Edison Inc. (b)	50,265	2,113,141
Constellation Energy Group Inc.	36,641	1,459,777
Dominion Resources Inc.	68,976	4,500,684
DTE Energy Co. (b)	36,186	1,526,687
Duke Energy Corp. (b)	195,877	4,483,625
Edison International	67,972	1,801,938
Entergy Corp.	47,707	2,891,521
Exelon Corp.	137,872	5,058,524
FirstEnergy Corp.	68,805	2,826,509
FPL Group Inc. (b)	38,553	2,633,941
NiSource Inc.	54,960	1,154,710
PG&E Corp. (a) (b)	84,483	2,568,283
Pinnacle West Capital Corp.	19,066	791,239
PPL Corp. (b)	39,452	1,861,345
Progress Energy Inc.	51,439	2,177,927
Public Service Enterprise Group Inc. (b)	49,359	2,102,693
Southern Co. (The)	153,827	4,611,733
TECO Energy Inc.	41,485	561,292
TXU Corp. (b)	62,491	2,994,569
Xcel Energy Inc. (b)	83,306	1,442,860

		58,562,780

ELECTRICAL COMPONENTS & EQUIPMENT (0.33%)
American Power Conversion Corp.	41,776	726,485
Emerson Electric Co.	87,996	5,446,072
Molex Inc. (b)	39,565	1,179,828
Power-One Inc. (a) (b)	17,065	110,581

		7,462,966

ELECTRONICS (0.54%)
Agilent Technologies Inc. (a)	101,419	2,187,608
Applera Corp. - Applied Biosystems Group	42,215	796,597
Fisher Scientific International Inc. (a)	23,786	1,387,437
Jabil Circuit Inc. (a)	41,882	963,286
Parker Hannifin Corp.	24,943	1,468,145
PerkinElmer Inc.	26,659	459,068
Sanmina-SCI Corp. (a)	108,698	766,321
Solectron Corp. (a) (b)	200,593	992,935
Symbol Technologies Inc.	48,941	618,614
Tektronix Inc.	17,665	587,361
Thermo Electron Corp. (a)	34,578	934,298
Waters Corp. (a)	24,861	1,096,370

		12,258,040

	Shares	Value
COMMON STOCKS (Cont.)

ENGINEERING & CONSTRUCTION (0.03%)
Fluor Corp. (b)	17,327	$771,398

ENTERTAINMENT (0.11%)
International Game Technology Inc.	72,155	2,593,972

ENVIRONMENTAL CONTROL (0.17%)
Allied Waste Industries Inc. (a)	65,534	579,976
Waste Management Inc.	121,095	3,310,737

		3,890,713

FOOD (1.69%)
Albertson’s Inc. (b)	76,729	1,836,125
Archer-Daniels-Midland Co. (b)	135,592	2,302,352
Campbell Soup Co.	85,732	2,253,894
ConAgra Foods Inc. (b)	110,227	2,833,936
General Mills Inc.	79,409	3,565,464
Heinz (H.J.) Co.	73,448	2,645,597
Hershey Foods Corp. (b)	51,895	2,424,015
Kellogg Co.	86,349	3,683,648
Kroger Co. (a)	154,894	2,403,955
McCormick & Co. Inc. NVS	28,407	975,496
Safeway Inc. (a) (b)	93,102	1,797,800
Sara Lee Corp.	164,858	3,768,654
SUPERVALU Inc.	28,131	775,009
Sysco Corp.	133,376	3,990,610
Winn-Dixie Stores Inc. (b)	29,013	89,650
Wrigley (William Jr.) Co.	46,852	2,966,200

		38,312,405

FOREST PRODUCTS & PAPER (0.56%)
Boise Cascade Corp.	18,296	608,891
Georgia-Pacific Corp.	53,917	1,938,316
International Paper Co. (b)	101,266	4,092,159
Louisiana-Pacific Corp.	22,712	589,376
MeadWestvaco Corp.	42,049	1,341,363
Temple-Inland Inc.	11,552	775,717
Weyerhaeuser Co.	50,304	3,344,210

		12,690,032

GAS (0.16%)
KeySpan Corp.	33,418	1,309,986
Nicor Inc. (b)	9,020	331,034
Peoples Energy Corp. (b)	7,841	326,813
Sempra Energy (b)	47,934	1,734,731

		3,702,564

HAND & MACHINE TOOLS (0.10%)
Black & Decker Corp.	16,521	1,279,386
Snap-On Inc.	11,933	328,873
Stanley Works (The) (b)	17,042	724,796

		2,333,055

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (3.59%)
Bard (C.R.) Inc.	21,770	$1,232,835
Bausch & Lomb Inc. (b)	11,052	734,405
Baxter International Inc.	127,848	4,111,592
Becton, Dickinson & Co.	52,444	2,711,355
Biomet Inc.	53,074	2,488,109
Boston Scientific Corp. (a)	175,914	6,989,063
Guidant Corp.	65,427	4,320,799
Johnson & Johnson	620,021	34,925,783
Medtronic Inc.	252,835	13,122,137
St. Jude Medical Inc. (a)	36,748	2,766,022
Stryker Corp. (b)	83,474	4,013,430
Zimmer Holdings Inc. (a)	51,183	4,045,504

		81,461,034

HEALTH CARE-SERVICES (1.26%)
Aetna Inc. (b)	32,074	3,205,155
Anthem Inc. (a) (b)	29,159	2,544,123
HCA Inc.	101,298	3,864,519
Health Management Associates Inc. Class A	50,715	1,036,107
Humana Inc. (a)	33,706	673,446
Manor Care Inc.	18,554	555,878
Quest Diagnostics Inc. (b)	21,347	1,883,232
Tenet Healthcare Corp. (a) (b)	97,117	1,047,892
UnitedHealth Group Inc.	138,915	10,243,592
WellPoint Health Networks Inc. (a)	32,805	3,447,477

		28,501,421

HOME BUILDERS (0.17%)
Centex Corp.	25,738	1,298,739
KB Home	9,750	823,778
Pulte Homes Inc.	26,450	1,623,237

		3,745,754

HOME FURNISHINGS (0.10%)
Leggett & Platt Inc.	40,058	1,125,630
Maytag Corp. (b)	16,086	295,500
Whirlpool Corp.	13,927	836,873

		2,258,003

HOUSEHOLD PRODUCTS & WARES (0.27%)
Avery Dennison Corp. (b)	23,046	1,515,966
Clorox Co.	44,255	2,358,792
Fortune Brands Inc.	30,238	2,240,333

		6,115,091

HOUSEWARES (0.05%)
Newell Rubbermaid Inc. (b)	57,334	1,148,973

INSURANCE (4.64%)
ACE Ltd.	59,065	2,366,144
AFLAC Inc.	106,088	4,159,710
	Shares	Value
COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Allstate Corp. (The)	145,221	$6,969,156
Ambac Financial Group Inc.	22,615	1,808,069
American International Group Inc.	543,997	36,986,356
AON Corp.	65,738	1,889,310
Chubb Corp.	39,892	2,803,610
CIGNA Corp.	29,045	2,022,403
Cincinnati Financial Corp. (b)	35,103	1,446,946
Hartford Financial Services Group Inc. (b)	61,238	3,792,469
Jefferson-Pilot Corp.	28,764	1,428,420
Lincoln National Corp.	37,197	1,748,259
Loews Corp.	38,695	2,263,658
Marsh & McLennan Companies Inc.	109,153	4,994,841
MBIA Inc. (b)	30,123	1,753,460
MetLife Inc.	157,129	6,073,036
MGIC Investment Corp.	20,611	1,371,662
Principal Financial Group Inc. (b)	66,028	2,375,027
Progressive Corp. (The)	45,349	3,843,328
Prudential Financial Inc.	108,874	5,121,433
SAFECO Corp. (b)	26,301	1,200,641
St. Paul Travelers Companies Inc.	139,147	4,600,200
Torchmark Corp.	23,039	1,225,214
UNUMProvident Corp. (b)	61,826	970,050
XL Capital Ltd. Class A	28,814	2,131,948

		105,345,350

INTERNET (1.17%)
eBay Inc. (a)	138,080	12,695,075
Monster Worldwide Inc. (a) (b)	24,462	602,744
Symantec Corp. (a)	65,824	3,612,421
Yahoo! Inc. (a)	284,206	9,637,425

		26,547,665

IRON & STEEL (0.12%)
Allegheny Technologies Inc.	19,878	362,774
Nucor Corp. (b)	16,469	1,504,773
United States Steel Corp.	23,644	889,487

		2,757,034

LEISURE TIME (0.51%)
Brunswick Corp.	19,766	904,492
Carnival Corp. (b)	131,966	6,240,672
Harley-Davidson Inc. (b)	61,565	3,659,424
Sabre Holdings Corp.	29,112	714,117

		11,518,705

LODGING (0.32%)
Harrah’s Entertainment Inc.	23,538	1,247,043
Hilton Hotels Corp. (b)	79,985	1,506,917
Marriott International Inc. Class A	47,805	2,483,948

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

LODGING (Cont.)
Starwood Hotels & Resorts Worldwide Inc.	43,182	$2,004,508

		7,242,416

MACHINERY (0.50%)
Caterpillar Inc.	71,589	5,759,335
Cummins Inc. (b)	8,997	664,788
Deere & Co.	51,927	3,351,888
Rockwell Automation Inc.	38,782	1,500,863

		11,276,874

MANUFACTURING (5.69%)
Cooper Industries Ltd.	19,771	1,166,489
Crane Co.	12,170	351,956
Danaher Corp.	64,241	3,294,278
Dover Corp.	42,403	1,648,205
Eastman Kodak Co. (b)	59,795	1,926,595
Eaton Corp.	31,417	1,992,152
General Electric Co.	2,205,576	74,063,242
Honeywell International Inc.	179,129	6,423,566
Illinois Tool Works Inc. (b)	63,388	5,905,860
Ingersoll-Rand Co. Class A	36,150	2,457,116
ITT Industries Inc.	19,322	1,545,567
Pall Corp. (b)	26,109	639,148
Textron Inc.	28,711	1,845,256
3M Co.	163,498	13,074,935
Tyco International Ltd.	419,615	12,865,396

		129,199,761

MEDIA (3.11%)
Clear Channel Communications Inc.	123,917	3,862,493
Comcast Corp. Class A (a)	467,003	13,188,165
Dow Jones & Co. Inc. (b)	17,068	693,131
Gannett Co. Inc.	55,844	4,677,493
Knight Ridder Inc.	16,357	1,070,566
McGraw-Hill Companies Inc. (The)	39,738	3,166,721
Meredith Corp.	10,488	538,873
New York Times Co. Class A (b)	31,023	1,212,999
Time Warner Inc. (a)	955,144	15,416,024
Tribune Co.	67,030	2,758,285
Univision Communications Inc. Class A (a)	67,469	2,132,695
Viacom Inc. Class B	362,397	12,162,043
Walt Disney Co. (The)	429,175	9,677,896

		70,557,384

METAL FABRICATE & HARDWARE (0.02%)
Worthington Industries Inc. (b)	17,637	376,550

MINING (0.60%)
Alcoa Inc.	181,345	6,091,379
	Shares	Value
COMMON STOCKS (Cont.)

MINING (Cont.)
Freeport-McMoRan Copper & Gold Inc. (b)	36,941	$1,496,111
Newmont Mining Corp.	92,419	4,207,837
Phelps Dodge Corp.	19,507	1,795,229

		13,590,556

OFFICE & BUSINESS EQUIPMENT (0.20%)
Pitney Bowes Inc.	48,216	2,126,326
Xerox Corp. (a) (b)	175,251	2,467,534

		4,593,860

OIL & GAS (6.14%)
Amerada Hess Corp.	19,034	1,694,026
Anadarko Petroleum Corp.	52,540	3,486,554
Apache Corp.	67,843	3,399,613
Burlington Resources Inc.	82,758	3,376,526
ChevronTexaco Corp.	445,410	23,891,792
ConocoPhillips	143,872	11,919,795
Devon Energy Corp.	50,492	3,585,437
EOG Resources Inc.	24,319	1,601,406
Exxon Mobil Corp.	1,359,444	65,701,929
Kerr-McGee Corp.	31,212	1,786,887
Marathon Oil Corp.	72,055	2,974,430
Nabors Industries Ltd. (a)	30,996	1,467,661
Noble Corp. (a) (b)	28,134	1,264,623
Occidental Petroleum Corp.	81,599	4,563,832
Rowan Companies Inc. (a) (b)	22,084	583,018
Sunoco Inc.	15,701	1,161,560
Transocean Inc. (a)	66,926	2,394,612
Unocal Corp.	54,980	2,364,140
Valero Energy Corp.	26,855	2,154,040

		139,371,881

OIL & GAS SERVICES (0.71%)
Baker Hughes Inc.	69,485	3,037,884
BJ Services Co.	33,569	1,759,351
Halliburton Co.	91,814	3,093,214
Schlumberger Ltd.	123,346	8,302,419

		16,192,868

PACKAGING & CONTAINERS (0.13%)
Ball Corp.	23,522	880,428
Bemis Co. Inc. (b)	22,317	593,186
Pactiv Corp. (a)	32,180	748,185
Sealed Air Corp. (a)	17,596	815,575

		3,037,374

PHARMACEUTICALS (6.20%)
Abbott Laboratories	326,110	13,814,020
Allergan Inc.	27,401	1,987,943
AmerisourceBergen Corp.	23,431	1,258,479

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

PHARMACEUTICALS (Cont.)
Bristol-Myers Squibb Co. (b)	405,549	$9,599,345
Cardinal Health Inc.	89,773	3,929,364
Caremark Rx Inc. (a) (b)	97,327	3,121,277
Express Scripts Inc. (a) (b)	16,260	1,062,428
Forest Laboratories Inc. (a)	77,147	3,470,072
Gilead Sciences Inc. (a)	89,416	3,342,370
Hospira Inc. (a)	32,562	996,397
King Pharmaceuticals Inc. (a)	50,385	601,597
Lilly (Eli) & Co.	236,166	14,181,768
Medco Health Solutions Inc. (a)	56,548	1,747,333
Merck & Co. Inc.	463,469	15,294,477
Mylan Laboratories Inc. (b)	56,035	1,008,630
Pfizer Inc.	1,578,023	48,287,504
Schering-Plough Corp.	307,006	5,851,534
Watson Pharmaceuticals Inc. (a)	22,724	669,449
Wyeth	278,135	10,402,249

		140,626,236

PIPELINES (0.20%)
Dynegy Inc. Class A (a) (b)	77,220	385,328
El Paso Corp. (b)	133,752	1,229,181
Kinder Morgan Inc.	25,886	1,626,159
Williams Companies Inc.	108,457	1,312,330

		4,552,998

REAL ESTATE INVESTMENT TRUSTS (0.43%)
Apartment Investment & Management Co. Class A	19,646	683,288
Equity Office Properties Trust (b)	84,194	2,294,287
Equity Residential	58,453	1,812,043
Plum Creek Timber Co. Inc.	38,232	1,339,267
ProLogis	37,840	1,333,482
Simon Property Group Inc.	43,411	2,328,132

		9,790,499

RETAIL (6.67%)
AutoNation Inc. (a) (b)	55,882	954,465
AutoZone Inc. (a) (b)	17,242	1,331,945
Bed Bath & Beyond Inc. (a)	62,682	2,326,129
Best Buy Co. Inc.	67,687	3,671,343
Big Lots Inc. (a) (b)	23,943	292,823
Circuit City Stores Inc.	42,311	649,051
Costco Wholesale Corp.	96,325	4,003,267
CVS Corp.	83,421	3,514,527
Darden Restaurants Inc.	33,757	787,213
Dillard’s Inc. Class A	17,038	336,330
Dollar General Corp.	68,476	1,379,791
Family Dollar Stores Inc.	35,788	969,855
Federated Department Stores Inc.	37,511	1,704,125
Gap Inc. (The)	187,778	3,511,449
Home Depot Inc.	459,192	18,000,326
Kohl’s Corp. (a)	71,131	3,427,803
	Shares	Value
COMMON STOCKS (Cont.)

RETAIL (Cont.)
Limited Brands Inc.	98,316	$2,191,464
Lowe’s Companies Inc.	163,277	8,874,105
May Department Stores Co. (The)	60,677	1,555,152
McDonald’s Corp.	262,614	7,361,070
Nordstrom Inc.	29,027	1,109,992
Office Depot Inc. (a)	65,281	981,173
Penney (J.C.) Co. Inc. (Holding Co.) (b)	60,188	2,123,433
RadioShack Corp.	33,600	962,304
Sears, Roebuck and Co.	44,393	1,769,061
Staples Inc.	103,757	3,094,034
Starbucks Corp. (a)	82,712	3,760,088
Target Corp.	189,183	8,560,531
Tiffany & Co.	30,545	938,953
TJX Companies Inc. (b)	102,355	2,255,904
Toys R Us Inc. (a)	44,654	792,162
Walgreen Co.	213,704	7,657,014
Wal-Mart Stores Inc.	886,662	47,170,418
Wendy’s International Inc.	23,806	799,882
Yum! Brands Inc.	60,373	2,454,766

		151,271,948

SAVINGS & LOANS (0.54%)
Golden West Financial Corp.	31,839	3,532,537
Sovereign Bancorp Inc. (b)	71,567	1,561,592
Washington Mutual Inc.	182,261	7,122,760

		12,216,889

SEMICONDUCTORS (2.76%)
Advanced Micro Devices Inc. (a) (b)	73,775	959,075
Altera Corp. (a)	78,098	1,528,378
Analog Devices Inc. (b)	79,028	3,064,706
Applied Materials Inc. (a)	354,726	5,849,432
Applied Micro Circuits Corp. (a)	65,107	203,785
Broadcom Corp. Class A (a)	67,265	1,835,662
Intel Corp.	1,341,146	26,903,389
KLA-Tencor Corp. (a) (b)	41,009	1,701,053
Linear Technology Corp. (b)	64,546	2,339,147
LSI Logic Corp. (a)	79,756	343,748
Maxim Integrated Products Inc. (b)	67,825	2,868,319
Micron Technology Inc. (a) (b)	127,368	1,532,237
National Semiconductor Corp. (a)	74,848	1,159,396
Novellus Systems Inc. (a)	30,155	801,821
NVIDIA Corp. (a)	34,630	502,828
PMC-Sierra Inc. (a) (b)	36,867	324,798
QLogic Corp. (a)	19,341	572,687
Teradyne Inc. (a)	40,478	542,405
Texas Instruments Inc.	361,071	7,683,591
Xilinx Inc.	72,409	1,955,043

		62,671,500

SOFTWARE (4.81%)
Adobe Systems Inc.	49,803	2,463,754

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
COMMON STOCKS (Cont.)

SOFTWARE (Cont.)
Autodesk Inc.	23,683	$1,151,704
Automatic Data Processing Inc.	122,541	5,063,394
BMC Software Inc. (a)	46,322	732,351
Citrix Systems Inc. (a)	35,523	622,363
Computer Associates International Inc. (b)	121,987	3,208,258
Compuware Corp. (a)	80,615	415,167
Electronic Arts Inc. (a) (b)	63,141	2,903,855
First Data Corp.	179,620	7,813,470
Fiserv Inc. (a)	40,674	1,417,896
IMS Health Inc.	48,730	1,165,622
Intuit Inc. (a)	39,964	1,814,366
Mercury Interactive Corp. (a)	19,239	671,056
Microsoft Corp.	2,271,262	62,800,394
Novell Inc. (a) (b)	80,705	509,249
Oracle Corp. (a)	1,081,778	12,202,456
Parametric Technology Corp. (a)	54,554	288,045
PeopleSoft Inc. (a)	76,126	1,511,101
Siebel Systems Inc. (a)	104,866	790,690
Veritas Software Corp. (a)	90,085	1,603,513

		109,148,704

TELECOMMUNICATIONS (6.16%)
ADC Telecommunications Inc. (a) (b)	168,874	305,662
Alltel Corp.	64,284	3,529,834
Andrew Corp. (a)	33,530	410,407
AT&T Corp.	165,615	2,371,607
AT&T Wireless Services Inc. (a)	568,871	8,407,913
Avaya Inc. (a) (b)	94,516	1,317,553
BellSouth Corp.	382,604	10,376,221
CenturyTel Inc.	28,529	976,833
CIENA Corp. (a)	117,622	232,892
Cisco Systems Inc. (a)	1,412,432	25,565,019
Citizens Communications Co.	69,223	926,896
Comverse Technology Inc. (a)	40,826	768,754
Corning Inc. (a)	291,080	3,225,166
JDS Uniphase Corp. (a)	300,493	1,012,661
Lucent Technologies Inc. (a) (b)	900,085	2,853,269
Motorola Inc.	493,497	8,902,686
Nextel Communications Inc. Class A (a) (b)	232,597	5,545,113
QUALCOMM Inc.	340,023	13,274,498
Qwest Communications International Inc. (a)	379,005	1,262,087
SBC Communications Inc.	692,192	17,962,382
Scientific-Atlanta Inc.	31,958	828,351
Sprint Corp. (FON Group)	303,417	6,107,784
Tellabs Inc. (a) (b)	86,774	797,453
Verizon Communications Inc.	578,313	22,773,966

		139,735,007

	Shares or principal amount	Value
COMMON STOCKS (Cont.)

TEXTILES (0.07%)
Cintas Corp.	35,714	$1,501,417

TOYS, GAMES & HOBBIES (0.10%)
Hasbro Inc. (b)	36,812	692,066
Mattel Inc. (b)	87,011	1,577,509

		2,269,575

TRANSPORTATION (1.49%)
Burlington Northern Santa Fe Corp.	77,366	2,963,891
CSX Corp. (b)	44,789	1,486,995
FedEx Corp.	62,747	5,376,790
Norfolk Southern Corp.	81,790	2,432,435
Ryder System Inc.	13,655	642,331
Union Pacific Corp.	54,054	3,167,564
United Parcel Service Inc. Class B	235,096	17,848,488

		33,918,494

TOTAL COMMON STOCKS
(Cost: $2,396,971,050)		2,174,499,734

SHORT-TERM INVESTMENTS (10.60%)
COMMERCIAL PAPER (1.56%)
Alpine Securitization Corp.
1.77%, 10/18/04 (c)	$822,987	822,299
1.88%, 10/01/04 (c)	935,213	935,213
Amsterdam Funding Corp.
1.72%, 10/14/04 (c)	701,409	700,974
1.73%, 10/18/04 (c)	233,803	233,612
1.78%, 10/26/04 (c)	420,846	420,325
1.78%, 10/27/04 (c)	233,803	233,503
1.78%, 10/28/04 (c)	701,409	700,466
Barton Capital Corp.
1.77%, 10/15/04 (c)	561,128	560,742
1.78%, 10/18/04 (c)	935,213	934,429
1.78%, 10/19/04 (c)	701,409	700,785
Blue Ridge Asset Funding Corp. 1.72%, 10/13/04 (c)	467,606	467,338
CRC Funding LLC 1.78%, 11/09/04 (c)	467,606	466,705
Delaware Funding Corp. 1.78%, 10/22/04 (c)	233,803	233,560
1.78%, 10/26/04 (c)	233,803	233,514
1.78%, 10/27/04 (c)	478,408	477,793
Edison Asset Securitization 1.45%, 11/09/04 (c)	935,213	933,744
1.59%, 12/02/04 (c)	935,213	932,652
Eureka Securitization Inc.
1.79%, 11/01/04 (c)	397,325	396,713

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

COMMERCIAL PAPER (Cont.)
Falcon Asset Securitization Corp.
1.72%, 10/14/04 (c)	$701,409	$700,974
1.78%, 10/22/04 (c)	233,803	233,560
1.78%, 10/26/04 (c)	374,085	373,623
Ford Credit Auto Receivables 1.85%, 01/14/05 (c)	467,606	465,083
GIRO Funding US Corp. 1.55%, 10/15/04 (c)	613,266	612,896
1.78%, 10/27/04 (c)	436,688	436,127
Grampian Funding LLC 1.26%, 10/22/04 (c)	935,213	934,528
1.44%, 10/27/04 (c)	935,213	934,240
1.59%, 11/30/04 (c)	467,606	466,367
1.78%, 10/18/04 (c)	935,213	934,426
Jupiter Securitization Corp. 1.72%, 10/15/04 (c)	1,169,016	1,168,234
1.78%, 10/27/04 (c)	467,606	467,005
Liberty Street Funding Corp. 1.79%, 10/20/04 (c)	702,232	701,570
Nationwide Building Society 1.63%, 12/09/04 (c)	776,226	773,801
Park Avenue Receivables Corp. 1.78%, 10/25/04 (c)	467,606	467,051
1.78%, 10/28/04 (c)	570,480	569,718
Preferred Receivables Funding Corp. 1.72%, 10/14/04 (c)	1,870,425	1,869,263
1.77%, 10/06/04 (c)	935,213	934,983
1.78%, 10/15/04 (c)	467,606	467,283
1.78%, 10/19/04 (c)	233,803	233,595
1.80%, 10/28/04 (c)	703,401	702,452
Prudential Funding LLC 1.60%, 12/01/04 (c)	467,606	466,339
Ranger Funding Co. LLC 1.76%, 10/01/04 (c)	935,213	935,213
Scaldis Capital LLC 1.73%, 10/15/04 (c)	467,606	467,292
Sydney Capital Corp. 1.25%, 10/22/04 (c)	311,239	311,012
1.74%, 10/12/04 (c)	1,613,896	1,613,038
UBS Finance (Delaware) 1.11%, 12/17/04 (c)	1,402,819	1,399,488
1.88%, 10/01/04 (c)	5,143,669	5,143,669
WhistleJacket Capital LLC 1.26%, 10/20/04 (c)	231,652	231,499

		35,398,696

FLOATING RATE NOTES (1.65%)
Bank of Nova Scotia 1.76%, 09/26/05 (c)	233,803	233,701
Beta Finance Inc. 1.63%, 05/04/05 (c) (e)	561,128	561,061
1.69%, 10/12/04 (c) (e)	467,606	467,605

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Beta Finance Inc. (Cont.) 1.80%, 03/15/05 (c) (e)	$467,606	$467,777
1.89%, 09/23/05 (c) (e)	841,691	841,362
1.89%, 09/27/05 (c) (e)	748,170	747,874
2.04%, 10/27/05 (c) (e)	888,452	889,498
Canadian Imperial Bank of Commerce 1.68%, 09/13/05 (c)	1,402,819	1,402,384
CC USA Inc. 1.61%, 07/29/05 (c) (e)	935,213	934,981
1.63%, 05/04/05 (c) (e)	935,213	935,103
Den Danske Bank NY 1.68%, 08/12/05 (c)	935,213	934,970
1.77%, 08/26/05 (c)	935,213	934,960
Depfa Bank PLC 1.86%, 09/15/05 (c)	935,213	935,213
Dorada Finance Inc. 1.61%, 07/29/05 (c) (e)	776,226	776,034
Five Finance Inc. 1.79%, 04/29/05 (c) (e)	748,170	748,127
HBOS Treasury Services PLC 1.96%, 04/22/05 (c)	935,213	935,213
K2 USA LLC 1.61%, 07/25/05 (c) (e)	467,606	467,530
1.70%, 06/10/05 (c) (e)	935,213	935,134
1.70%, 09/12/05 (c) (e)	935,213	935,036
1.79%, 10/20/05 (c) (e)	935,213	935,246
Links Finance LLC 1.68%, 04/25/05 (c)	935,213	935,558
1.71%, 04/15/05 (c) (e)	935,213	935,112
National City Bank (Ohio) 1.67%, 08/09/05 (c)	935,213	934,973
1.73%, 06/10/05 (c)	467,606	467,707
1.76%, 06/23/05 (c)	935,213	935,009
Nationwide Building Society 1.96%, 10/28/05 (c) (e)	1,589,861	1,590,084
Norddeutsche Landesbank 1.59%, 07/27/05 (c)	935,213	934,943
Northern Rock PLC 1.56%, 01/13/05 (c) (e)	888,452	888,452
Permanent Financing PLC 1.69%, 03/10/05 (c)	935,213	935,213
1.70%, 12/10/04 (c)	467,606	467,606
1.72%, 06/10/05 (c)	420,846	420,846
Sigma Finance Inc. 1.52%, 10/07/04 (c)	935,213	935,210
1.73%, 11/15/04 (c)	935,213	935,204
1.75%, 08/17/05 (c)	467,606	467,642
1.75%, 09/15/05 (c)	1,169,016	1,169,118
Tango Finance Corp. 1.66%, 04/07/05 (c) (e)	343,223	343,205
1.66%, 05/17/05 (c) (e)	776,226	776,202
1.70%, 02/25/05 (c) (e)	523,719	523,677
1.72%, 01/18/05 (c) (e)	411,494	411,481

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

FLOATING RATE NOTES (Cont.)
Tango Finance Corp. (Cont.) 1.81%, 07/25/05 (c) (e)	$935,213	$935,136
WhistleJacket Capital LLC
1.72%, 07/15/05 (c) (e)	701,409	701,297
1.72%, 09/15/05 (c)	701,409	701,275
1.84%, 06/15/05 (c) (e)	467,606	467,531
White Pine Finance LLC
1.55%, 07/11/05 (c)	233,803	233,783
1.63%, 07/05/05 (c)	467,606	467,529
1.68%, 05/20/05 (c)	420,846	420,819
1.71%, 04/15/05 (c) (e)	701,409	701,335
1.72%, 11/15/04 (c) (e)	561,128	561,128
1.73%, 06/15/05 (c) (e)	383,437	383,437
1.80%, 03/29/05 (c)	402,141	402,097
1.80%, 08/26/05 (c) (e)	467,606	467,522

100,000,000		37,468,940

MEDIUM-TERM NOTES (0.13%)
CC USA Inc.
1.29%, 04/15/05 (c) (e)	935,213	935,162
1.51%, 02/15/05 (c) (e)	607,888	608,243
Dorada Finance Inc. 1.48%, 01/18/05 (c) (e)	701,409	701,399
K2 USA LLC 1.46%, 01/12/05 (c) (e)	467,606	467,593
WhistleJacket Capital LLC 1.32%, 02/04/05 (c) (e)	233,803	233,787

		2,946,184

MONEY MARKET FUNDS (5.22%)
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (c) (d)	3,740,850	3,740,850
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (c) (d)	103,422,067	103,422,067
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (c) (d)	10,287,338	10,287,338
BlackRock Temp Cash Money Market Fund (c)	387,793	387,793
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (c)	628,312	628,312

		118,466,360

REPURCHASE AGREEMENTS (0.79%)
Banc of America Securities LLC 1.90%, 10/01/04 (c) (f)	$2,805,638	2,805,638
Bank of America N.A. 1.90%, 10/01/04 (c) (f)	6,546,488	6,546,488
	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)

REPURCHASE AGREEMENTS (Cont.)
Goldman Sachs & Co.
1.90%, 10/01/04 (c) (f)	$6,078,882	$6,078,882
Lehman Brothers Inc.
1.90%, 10/01/04 (c) (f)	2,431,553	2,431,553

		17,862,561

TIME DEPOSITS (0.84%)
Abbey National Treasury Services PLC
1.25%, 01/06/05 (c)	935,213	935,213
1.33%, 02/10/05 (c)	467,606	467,581
1.39%, 02/02/05 (c)	467,606	467,582
1.39%, 04/08/05 (c)	654,649	654,598
1.40%, 10/25/04 (c)	935,213	935,203
Bank of New York
1.39%, 11/01/04 (c)	935,213	935,205
1.60%, 12/03/04 (c)	233,803	233,783
Bank of Nova Scotia
1.13%, 10/06/04 (c)	935,213	935,213
1.24%, 10/07/04 (c)	701,409	701,408
1.42%, 10/29/04 (c)	701,409	701,413
Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (c)	701,409	701,408
1.38%, 11/22/04 (c)	233,803	233,806
1.40%, 10/29/04 (c)	935,213	935,211
HBOS Treasury Services PLC 1.24%, 04/01/05 (c)	598,536	598,506
National City Bank (Ohio) 1.25%, 01/06/05 (c)	935,213	935,225
Nordea Bank PLC 2.11%, 06/07/05 (c)	935,213	935,086
SunTrust Bank 1.88%, 10/01/04 (c)	3,740,850	3,740,850
Toronto-Dominion Bank
1.22%, 03/23/05 (c)	1,636,622	1,636,486
1.34%, 02/10/05 (c)	374,085	374,065
1.41%, 11/01/04 (c)	701,409	701,403
1.77%, 05/10/05 (c)	467,606	467,578
1.78%, 10/29/04 (c)	467,606	467,606
1.90%, 05/11/05 (c)	467,606	467,578

		19,162,007

U.S. GOVERNMENT AGENCY NOTES (0.15%)
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (c)	654,649	655,774
1.80%, 01/18/05 (c)	434,874	432,504
1.80%, 01/19/05 (c)	467,606	465,034
2.06%, 05/31/05 (c)	466,232	459,775
Federal National Mortgage Association 2.33%, 07/22/05 (c)	1,402,819	1,376,183

		3,389,270

See accompanying notes to schedules of investments.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
SHORT-TERM INVESTMENTS (Cont.)
U.S. TREASURY OBLIGATIONS (0.26%)
U.S. Treasury Bill 1.67% (g), 12/23/04 (h)	$5,900,000	$5,877,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 240,571,375)		240,571,480

TOTAL INVESTMENTS IN SECURITIES (106.40%)
(Cost: $2,637,542,425) (i)		2,415,071,214
Other Assets, Less Liabilities (-6.40%)		(145,294,721)

NET ASSETS (100.00%)		$2,269,776,493

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(d)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(e)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(g)	Yield to maturity.
(h)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(i)	As of September 30, 2004, the cost of investments for federal income tax purposes was $2,781,107,248. Net unrealized depreciation on securities based on tax cost was $366,036,034, resulting from gross unrealized appreciation on securities of $62,055,699 and gross unrealized depreciation on securities of $428,091,733.

See accompanying notes to schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Significant accounting policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Russell 2000 Index and S&P 500 Index Master Portfolios (each a “Master Portfolio,” collectively the “Master Portfolios”).

Security valuation

Investments of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

The Master Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures contracts

Certain Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2004, the open futures contracts held by the Master Portfolios were as follows:

Master Portfolio	Number of contracts	Position	Futures contracts	Expiration date	Notional contract value	Net unrealized appreciation (depreciation)
Active Stock	22	Long	S&P 500 Index	12/17/04	$6,131,950	$(29,282)

CoreAlpha Bond	52	Long	U.S. 5-Year Note	12/30/04	5,759,000	$38,423

	123	Long	U.S. 10-Year Note	12/30/04	13,852,875	146,620

	59	Long	U.S. Long Bond	12/30/04	6,620,906	142,236

	(210)	Short	90-Day Euro	03/13/06	(50,683,500)	(58,706)

						$268,573

International Index	7	Long	Euro 50 Index	12/17/04	191,310	$(1,312)

	3	Long	FTSE 100 Index	12/17/04	138,120	(111)

	9	Long	Nikkei 300 Index	12/13/04	18,999,000	(6,276)

						$(7,699)

Russell 2000 Index	94	Long	Russell Mini Index	12/17/04	5,395,600	$78,884

S&P 500 Index	272	Long	S&P 500 Mini Index	12/17/04	15,162,640	$(55,678)
	293	Long	S&P 500 Index	12/17/04	81,666,425	(668,040)

						$(723,718)

The Active Stock, CoreAlpha Bond, Russell 2000 Index and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $400,000, $1,943,000, $300,000 and $5,900,000, respectively, for initial margin requirements.

The International Index Master Portfolio has pledged to a broker high quality equity securities with an aggregate market value of $4,772,980 as of September 30, 2004, for initial margin requirements.

When issued/TBA transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2004, a portion of the Master Portfolios’ cash collateral for securities on loan was invested in repurchase agreements, as disclosed in the Master Portfolios’ Schedules of Investments. For further information, see Note 3, below.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Swap agreements

As of September 30, 2004, the CoreAlpha Bond Master Portfolio had entered into index and interest-rate swap agreements. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. The Master Portfolio will usually enter into swaps on a net basis. In doing so, the two payments are netted out, with the Master Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the Master Portfolio enters into a swap, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Master Portfolio is contractually obligated to make. There is also a risk of default by the other party to a swap.

As of September 30, 2004, the CoreAlpha Bond Master Portfolio had entered into credit default swaps to protect against credit risks associated with investing in certain companies and to sell protection to a counterparty against credit risks associated with certain companies. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive a compensation for the loss in market value of its investment in the company that is being hedged, in the event the company experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Credit default swaps involve significant risks, including the risk of loss associated with the failure of the counterparty to perform its obligations under the swap contract.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2004, the open swap contracts held by the CoreAlpha Bond Master Portfolio were as follows:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
2,000,000 USD	03/20/07	Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co.	$(93)
4,250,000 USD	12/20/09	Agreement with J.P. Morgan Chase & Co. dated 03/08/04 to pay 3.75% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, North American High Yield Series 3.	(57,300)
4,000,000 USD	06/20/08	Agreement with J.P. Morgan Chase & Co. dated 04/05/04 to receive 0.20% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Anheuser-Busch Companies, Inc.	1,376
2,000,000 USD	12/20/09	Agreement with J.P. Morgan Chase & Co. dated 09/01/04 to receive 1.185% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc.	7,846
13,500,000 USD	03/20/10	Agreement with J.P. Morgan Chase & Co. dated 09/20/04 to pay 0.5% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North American Investment Grade, Series 3.	35,553
5,500,000 USD	03/20/05	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.30% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Cendant Corp., 7.375% due 1/15/13.	2,007
5,000,000 USD	03/20/06	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receive 0.32% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Chemical Co., 6.00%, due 10/1/12.	9,548
6,000,000 USD	03/20/07	Agreement with Lehman Brothers, Inc. dated 3/15/04 to receives 0.8% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Sprint Capital Corp., 6.875%, due 8/15/06.	62,489

			$61,426

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Swaptions
18,200,000 USD	06/23/09	Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten year interest rate swap, receiving the notional amount multiplied by the three month LIBOR rate, and paying a fixed rate of 6.4625%.	$669,209

2. Transactions with affiliates

Because the International Index Master Portfolio seeks to match the total return performance of foreign stock markets by investing in common stocks included in its benchmark index, the Master Portfolio held shares of Barclays PLC. Barclays PLC is an affiliate of Barclays Global Fund Advisers (“BGFA”), the Master Portfolios’ investment adviser.

Each Master Portfolio may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs that are affiliated with the Master Portfolios’ investment adviser, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, the Master Portfolios invested in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The following table provides information about the investment of each Master Portfolio in the shares of issuers, of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the period ended September 30, 2004, including income earned from affiliated issuers and net realized capital gains (losses) from sales of affiliated issuers.

Master Portfolio and name of affiliated issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend and interest income	Net realized gain (loss)
Active Stock
IMMF	—	414,042	408,473	5,569	$5,568,522	$35,153	$—
CoreAlpha Bond
IMMF	—	12,094,453	11,916,989	177,464	177,463,658	1,078,676	—
International Index
Barclays PLC	132	22	79	75	716,371	—	159,377
iShares MSCI EAFE Index Fund	19	13	19	13	1,780,509	—	211,402
IMMF	1,146	131,679	132,071	754	754,451	7.965	—
LifePath Retirement
iShares MSCI EAFE Index Fund	—	125	5	120	16,957,254	—	15,926
iShares S&P MidCap 400 Index Fund	—	43	2	41	4,838,095	24,738	626
iShares Russell 2000 Index Fund	—	46	2	44	4,959,534	24,328	(1,761)
iShares Lehman Aggregate Bond Fund	—	295	295	—	—	9,175	(26.996)
iShares S&P 500 Index Fund	—	97	97	—	—	3,160	(66,019)
IMMF	3,457	289,765	290,883	2,339	2,339,462	17,727	—
LifePath 2010
iShares MSCI EAFE Index Fund	—	416	9	407	57,602,401	—	(39,849)
iShares S&P MidCap 400 Index Fund	—	120	4	116	13,759,057	69,730	(21,135)
iShares Russell 2000 Index Fund	—	126	3	123	13,968,598	68,332	(29,452)
iShares Lehman Aggregate Bond Fund	—	653	653	—	—	40,092	(186,356)
iShares S&P 500 Index Fund	—	416	416	—	—	20,053	(144,170)
IMMF	2,988	693,662	693,328	3,322	3,321,909	44,254	—
LifePath 2020
iShares MSCI EAFE Index Fund	—	906	—	906	128,170,050	—	—
iShares S&P MidCap 400 Index Fund	—	225	—	225	26,734,722	140,907	—
iShares Russell 2000 Index Fund	—	238	—	238	27,039,717	135,896	—
iShares Lehman Aggregate Bond Fund	—	439	439	—	—	41,413	(227,962)
iShares S&P 500 Index Fund	—	804	804	—	—	68,325	(248,642)
IMMF	8,111	1,020,563	1,024,516	4,158	4,157,893	64,850	—

MASTER INVESTMENT PORTFOLIO

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Master Portfolio and name of affiliated issuer	Number of shares Held Beginning of period (in 000s)	Gross additions (in 000s)	Gross reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend and interest income	Net realized gain (loss)
LifePath 2030
iShares MSCI EAFE Index Fund	—	618	11	607	$85,813,539	$—	$(64,533)
iShares S&P MidCap 400 Index Fund	—	137	—	137	16,277,871	80,890	—
iShares Russell 2000 Index Fund	—	147	—	147	16,682,441	78,682	—
iShares Lehman Aggregate Bond Fund	—	197	197	—	—	10,968	(93,316)
iShares S&P 500 Index Fund	—	665	665	—	—	49,869	(85,183)
IMMF	2,490	623,509	622,163	3,836	3,835,706	40,285	—
LifePath 2040
iShares MSCI EAFE Index Fund	—	390	12	378	53,511,275	—	(64,333)
iShares S&P MidCap 400 Index Fund	—	107	13	94	11,160,740	57,074	(49,245)
iShares Russell 2000 Index Fund	—	107	6	101	11,444,885	55,817	(49,187)
iShares Russell 3000 Index Fund	—	17	17	—	—	—	(47,476)
iShares Lehman Aggregate Bond Fund	—	47	47	—	—	3,182	(28,464)
iShares S&P 500 Index Fund	—	365	365	—	—	38,049	(263,308)
IMMF	2,560	334,582	336,465	677	676,873	22,821	—
Russell 2000 Index
iShares Russell 2000 Index Fund	54	—	—	54	6,092,114	41,644	—
IMMF	6,585	687,938	689,614	4,909	4,909,242	47,875	—
S&P 500 Index
IMMF	42,866	10,350,173	10,303,631	89,408	89,408,348	720,936	—

The Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the cash collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolios’ holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of ten series of Master Investment Portfolio (MIP). MIP is unaffiliated with Registrant and Registrant has no control over the preparation or content of the information included in the MIP schedules of investments and notes to schedules of investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date, concluded that the registrant’s disclosure controls and procedures were operating in an effective manner.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FARM MUTUAL FUND TRUST

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 11/22/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 11/22/2004

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 11/22/2004